UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10263

GuideStone Funds

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Address of principal executive offices) (Zip code)

Rodney R. Miller, Esq.

GuideStone Financial Resources of the Southern Baptist Convention

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Name and address of agent for service)

registrant’s telephone number, including area code: 214-720-2142

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

GuideStone Funds

GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)

GuideStone Capital Management (“GSCM”)

GuideStone Trust Services (“GSTS”)

GuideStone Financial Services (“GFS”)

GuideStone Advisors (“GA”)

PFPC Distributors, Inc. (“PFPC”)

NOTICE CONCERNING YOUR PRIVACY RIGHTS

This notice will provide you with information concerning our policies with respect to nonpublic personal information that we collect about you in connection with the following financial products and services provided and/or serviced by the entities listed above: individual retirement accounts (“IRAs”) and/or personal mutual fund accounts.

The confidentiality of your information is important to us as we recognize that you depend on us to keep your information confidential, as described in this notice.

We collect nonpublic personal information about you with regard to your IRA and/or personal mutual fund accounts from the following sources:

•	Information we receive from you on applications or other forms;

•	Information about your transactions with us, our affiliates or others (including our third-party service providers);

•	Information we receive from others such as service providers, broker-dealers and your personal agents or representatives; and

•	Information you and others provide to us in correspondence sent to us, whether written, electronic or by telephone.

We may disclose such nonpublic personal financial information about you to one or more of our affiliates. An affiliate of an organization means any entity that controls, is controlled by, or is under common control with that organization. For example, GuideStone Financial Resources, GSCM, GSTS, GFS and GA are affiliates of one another. GuideStone Funds, GuideStone Financial Resources, GSCM, GSTS, GFS, GA and PFPC do not sell your personal information to nonaffiliated third parties.

We may also disclose any of the personal information that we collect about you to nonaffiliated third parties as permitted by law. For example, we may provide your information to nonaffiliated companies that provide account services or that perform marketing services on our behalf and to other financial institutions with whom we have joint marketing agreements. We restrict access to nonpublic personal information about you to those of our employees who need to know that information in order for us to provide and/or service products or services to you. We also maintain physical, electronic, and procedural safeguards to guard your personal information.

These procedures will continue to remain in effect after you cease to receive financial products and services from us.

If you have any questions concerning our customer information policy, please contact a customer service representative at 1-888-98-GUIDE.

This report has been prepared for shareholders of GuideStone Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus, which contains more complete information about the Funds. Investors are reminded to read the prospectus carefully before investing. Past performance is no guarantee of future results. Share prices will fluctuate and there may be a gain or loss when shares are redeemed. Fund shares are distributed by PFPC Distributors, Inc., 760 Moore Rd., King of Prussia, PA 19406.

LETTER FROM THE PRESIDENT

We are pleased to bring you the 2008 GuideStone Funds Semi-Annual Report and would like to highlight several enhancements realized during the first six months of 2008:

•	Global Bond Fund opened to direct investment by participants. Prior to June 1, 2008, shareholders could only indirectly invest in the Fund through the MyDestination Funds™.

•	Blended Funds were renamed as Asset Allocation Funds to better describe the investment strategies and risk levels. The names of the Funds and their target asset allocations follow:

Name (as of June 1, 2008)	Previous Name	Target Allocation
Conservative Allocation Fund	Flexible Income Fund	75% fixed income 25% equities

Balanced Allocation Fund	Growth & Income Fund	50% fixed income 50% equities

Growth Allocation Fund	Capital Opportunities Fund	25% fixed income 75% equities

Aggressive Allocation Fund	Global Equity Fund	100% equities

Conservative Allocation Fund I	Flexible Income Fund I	75% fixed income 25% equities

Balanced Allocation Fund I	Growth & Income Fund I	50% fixed income 50% equities

Growth Allocation Fund I	Capital Opportunities Fund I	25% fixed income 75% equities

Aggressive Allocation Fund I	Global Equity Fund I	100% equities

We appreciate your ongoing confidence in GuideStone Funds and will continue to enhance the products and services delivered to you — our shareholders. Thank you for choosing to invest in GuideStone Funds.

For more information, please contact us at 1-888-98-GUIDE (1-888-984-8433) or visit our website at www.GuideStoneFunds.org.

Sincerely,

John R. Jones

FROM THE CHIEF INVESTMENT OFFICER

Rodric E. Cummins, CFA

Our current market climate is a harsh reminder of the truth that economic prosperity is cyclical and investments in capital markets are volatile. At the mid-way point of 2008, worldwide economies and global financial markets are under the strain of several converging factors. The financial crisis, which surfaced well over a year ago in the form of sub-prime loans, has since hung as a cloud over capital market performance and continues to deepen amid the complex interaction of global markets. Adding to the woes in the financial system are growing concerns about global economic health and inflation.

A positive tone to the market developed early in the second quarter as a result of the tax rebate stimulus and government intervention to shore up liquidity needs among financial institutions. However, that optimism was short-lived under the weight of a global economic downturn and sharply rising energy prices. The unique combination of a threatening recession with rising inflation provided a knockout punch to the capital markets during the later half of the second quarter. For the six months ending June 30, U.S. stocks, as represented by the S&P 500® Index, returned -11.91% and are down close to 20% from the cyclical high in October 2007. Bonds, which often act as a safe harbor during turbulent times, have been only a minor refuge due to the pressure of rising inflation. The Lehman Brothers Aggregate Bond Index posted a return of -1.02% during the second quarter and 1.13% for the first six months of 2008.

The year 2008 is expected to be a period marked by heightened market volatility as global financial systems and economies work through current uncertainties. Understandably, these conditions can cause concerns among investors. Such conditions can lead to emotional decisions that result in untimely, ad hoc changes to investment portfolios that may not be consistent with long-term investment objectives. However, short-term diversions and volatile market conditions need not divert one’s attention away from long-term financial goals. Long-term financial objectives which are properly tuned to long-term investment strategies provide the reminder and the assurance that the distance target is the ultimate goal. As has historically been the case, a focused investment discipline, diversification and persistence will likely be the key to weathering this storm.

Market volatility and indiscriminate selling of assets by others often creates investment opportunities that can be captured by insightful investors. Shareholders of GuideStone Funds have the advantage of 30 of the finest institutional investment management firms in the world navigating these difficult waters and taking advantage of opportunities as they surface.

Asset Class Performance Comparison

The following graph illustrates the performance of the major assets classes during 2008.

Index

[1]	The S&P 500® Index includes 500 of the largest stocks (in terms of market value) in the United States.
[2]

The Russell 2000® Index is a small-cap index consisting of approximately 2000 of the smallest companies in the Russell 3000® index, representing approximately 10% of the Russell 3000® Index total market capitalization.

[3]	The MSCI ACWI® Ex-U.S. is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets excluding the U.S.
[4]

The Lehman Brothers Aggregate Bond Index includes fixed rate debt issues rated investment grade or higher by Moody’s Investor’s Service, Standard and Poor’s® Corporation, or Fitch Investor’s Service, in that order.

About Your Expenses (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees, as well as other Fund expenses. This example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

ACTUAL

Fund	Class	Beginning Account Value 01/01/2008	Ending Account Value 06/30/2008	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
MyDestination 2005	GS4	$1,000.00	$951.69	0.20%	$0.97
	GS6	1,000.00	950.63	0.50	2.42
MyDestination 2015	GS4	1,000.00	930.30	0.20	0.96
	GS6	1,000.00	928.22	0.50	2.40
MyDestination 2025	GS4	1,000.00	911.13	0.20	0.95
	GS6	1,000.00	909.09	0.50	2.37
MyDestination 2035	GS4	1,000.00	897.46	0.20	0.94
	GS6	1,000.00	896.28	0.50	2.36
MyDestination 2045	GS4	1,000.00	893.28	0.20	0.94
	GS6	1,000.00	891.41	0.50	2.35
Conservative Allocation	GS4	1,000.00	970.82	0.12	0.59
	GS6	1,000.00	969.84	0.45	2.20
Balanced Allocation	GS4	1,000.00	937.01	0.12	0.58
	GS6	1,000.00	936.17	0.45	2.17
Growth Allocation	GS4	1,000.00	909.39	0.12	0.57
	GS6	1,000.00	907.95	0.45	2.13
Aggressive Allocation	GS4	1,000.00	882.28	0.12	0.56
	GS6	1,000.00	880.37	0.45	2.10
Conservative Allocation I	GS2	1,000.00	971.60	0.15	0.74
Balanced Allocation I	GS2	1,000.00	937.67	0.14	0.67
Growth Allocation I	GS2	1,000.00	909.81	0.15	0.71
Aggressive Allocation I	GS2	1,000.00	882.73	0.15	0.70

ACTUAL

Fund	Class	Beginning Account Value 01/01/2008	Ending Account Value 06/30/2008	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
Money Market	GS2	$1,000.00	$1,016.66	0.19%	$0.95
	GS4	1,000.00	1,015.66	0.39	1.95
	GS6	1,000.00	1,011.98	0.80	4.00
Low-Duration Bond	GS2	1,000.00	1,001.40	0.36	1.79
	GS4	1,000.00	1,000.98	0.52	2.59
	GS6	1,000.00	998.85	0.91	4.52
Medium-Duration Bond	GS2	1,000.00	989.93	0.47	2.33
	GS4	1,000.00	990.36	0.58	2.87
	GS6	1,000.00	987.92	0.93	4.60
Extended-Duration Bond	GS2	1,000.00	983.74	0.52	2.56
	GS4	1,000.00	982.09	0.69	3.40
	GS6	1,000.00	980.33	0.97	4.78
Global Bond	GS4	1,000.00	972.17	0.82	4.02
Equity Index	GS2	1,000.00	880.22	0.23	1.08
	GS4	1,000.00	879.97	0.37	1.73
	GS6	1,000.00	878.94	0.60	2.80
Real Estate Securities	GS4	1,000.00	960.53	1.29	6.29
Value Equity	GS2	1,000.00	857.89	0.66	3.05
	GS4	1,000.00	857.47	0.84	3.88
	GS6	1,000.00	855.90	1.13	5.21
Growth Equity	GS2	1,000.00	895.49	0.87	4.10
	GS4	1,000.00	894.58	0.96	4.52
	GS6	1,000.00	893.26	1.28	6.03
Small Cap Equity	GS2	1,000.00	913.54	1.04	4.95
	GS4	1,000.00	912.65	1.14	5.42
	GS6	1,000.00	912.43	1.42	6.75
International Equity	GS2	1,000.00	892.54	0.93	4.38
	GS4	1,000.00	891.92	1.11	5.22
	GS6	1,000.00	890.59	1.37	6.44

HYPOTHETICAL (assuming a 5% return before expenses)

Fund	Class	Beginning Account Value 01/01/2008	Ending Account Value 06/30/2008	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
MyDestination 2005	GS4	$1,000.00	$1,023.87	0.20%	$1.01
	GS6	1,000.00	1,022.38	0.50	2.51
MyDestination 2015	GS4	1,000.00	1,023.87	0.20	1.01
	GS6	1,000.00	1,022.38	0.50	2.51
MyDestination 2025	GS4	1,000.00	1,023.87	0.20	1.01
	GS6	1,000.00	1,022.38	0.50	2.51
MyDestination 2035	GS4	1,000.00	1,023.87	0.20	1.01
	GS6	1,000.00	1,022.38	0.50	2.51
MyDestination 2045	GS4	1,000.00	1,023.87	0.20	1.01
	GS6	1,000.00	1,022.38	0.50	2.51
Conservative Allocation	GS4	1,000.00	1,024.27	0.12	0.60
	GS6	1,000.00	1,022.63	0.45	2.26

About Your Expenses (Unaudited) (Continued)

HYPOTHETICAL (assuming a 5% return before expenses)

Fund	Class	Beginning Account Value 01/01/2008	Ending Account Value 06/30/2008	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
Balanced Allocation	GS4	$1,000.00	$1,024.27	0.12%	$0.60
	GS6	1,000.00	1,022.63	0.45	2.26
Growth Allocation	GS4	1,000.00	1,024.27	0.12	0.60
	GS6	1,000.00	1,022.63	0.45	2.26
Aggressive Allocation	GS4	1,000.00	1,024.27	0.12	0.60
	GS6	1,000.00	1,022.63	0.45	2.26
Conservative Allocation I	GS2	1,000.00	1,024.12	0.15	0.75
Balanced Allocation I	GS2	1,000.00	1,024.17	0.14	0.70
Growth Allocation I	GS2	1,000.00	1,024.12	0.15	0.75
Aggressive Allocation I	GS2	1,000.00	1,024.12	0.15	0.75
Money Market	GS2	1,000.00	1,023.92	0.19	0.96
	GS4	1,000.00	1,022.92	0.39	1.96
	GS6	1,000.00	1,020.89	0.80	4.02
Low-Duration Bond	GS2	1,000.00	1,023.07	0.36	1.81
	GS4	1,000.00	1,022.28	0.52	2.61
	GS6	1,000.00	1,020.34	0.91	4.57
Medium-Duration Bond	GS2	1,000.00	1,022.53	0.47	2.36
	GS4	1,000.00	1,021.98	0.58	2.92
	GS6	1,000.00	1,020.24	0.93	4.67
Extended-Duration Bond	GS2	1,000.00	1,022.28	0.52	2.61
	GS4	1,000.00	1,021.43	0.69	3.47
	GS6	1,000.00	1,020.04	0.97	4.87
Global Bond	GS4	1,000.00	1,020.79	0.82	4.12
Equity Index	GS2	1,000.00	1,023.72	0.23	1.16
	GS4	1,000.00	1,023.02	0.37	1.86
	GS6	1,000.00	1,021.88	0.60	3.02
Real Estate Securities	GS4	1,000.00	1,018.45	1.29	6.47
Value Equity	GS2	1,000.00	1,021.58	0.66	3.32
	GS4	1,000.00	1,020.69	0.84	4.22
	GS6	1,000.00	1,019.24	1.13	5.67
Growth Equity	GS2	1,000.00	1,020.54	0.87	4.37
	GS4	1,000.00	1,020.09	0.96	4.82
	GS6	1,000.00	1,018.50	1.28	6.42
Small Cap Equity	GS2	1,000.00	1,019.69	1.04	5.22
	GS4	1,000.00	1,019.19	1.14	5.72
	GS6	1,000.00	1,017.80	1.42	7.12
International Equity	GS2	1,000.00	1,020.24	0.93	4.67
	GS4	1,000.00	1,019.34	1.11	5.57
	GS6	1,000.00	1,018.05	1.37	6.87

(1)	Expenses include the effect of contractual waivers by GuideStone Capital Management. The Date Target Funds’ and Asset Allocation Funds’ proportionate share of the operating expenses of the Select Funds is not reflected in the tables above.
(2)	Expenses are equal to the Fund’s annualized expense ratios for the period January 1, 2008 through June 30, 2008, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MyDestination 2005 Fund
SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 83.4%
GuideStone Money Market Fund (GS4 Class)¥	453,448	$453,448
GuideStone Low-Duration Bond Fund (GS4 Class)¥	783,578	9,920,095
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	819,617	10,745,173
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	59,854	865,488
GuideStone Global Bond Fund (GS4 Class)¥	179,920	1,693,046
GuideStone Equity Index Fund (GS4 Class)¥	92,333	1,529,027
GuideStone Real Estate Securities Fund (GS4 Class)¥	301,469	2,592,634
GuideStone Value Equity Fund (GS4 Class)¥	552,053	7,955,088
GuideStone Growth Equity Fund (GS4 Class)¥	444,864	8,043,144
GuideStone Small Cap Equity Fund (GS4 Class)¥	173,095	2,260,620
GuideStone International Equity Fund (GS4 Class)¥	510,226	8,337,092

Total Affiliated Mutual Funds (Cost $60,237,187)		54,394,855

EXCHANGE TRADED FUND — 15.1%
iShares Lehman Treasury
Inflation Protected Securities Fund
(Cost $9,337,475)	91,654	9,884,884

	Par
U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Bill
2.09%, 12/04/08‡‡	$75,000	74,327
U.S. Treasury Note
2.75%, 02/28/13	425,000	415,039

Total U.S. Treasury Obligations (Cost $486,146)		489,366

TOTAL INVESTMENTS — 99.3% (Cost $70,060,808)		64,769,105
Other Assets in Excess of Liabilities — 0.7%		485,083

NET ASSETS — 100.0%		$65,254,188

PORTFOLIO SUMMARY (based on net assets)
		%
Bond Funds		35.6
Domestic Equity Funds		34.3
Exchange Traded Fund		15.1
International Equity Fund		12.8
U.S. Treasury Obligations		0.8
Futures Contracts		0.7
Money Market Fund		0.7

		100.0

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$64,279,739	$(20,072)
Level 2 — Other Significant Observable Inputs	489,366	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$64,769,105	$(20,072)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Financial Statements.	7

MyDestination 2015 Fund
SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 91.1%
GuideStone Money Market Fund (GS4 Class)¥	2,488,952	$2,488,952
GuideStone Low-Duration Bond Fund (GS4 Class)¥	947,164	11,991,095
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	1,572,729	20,618,475
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	549,559	7,946,617
GuideStone Global Bond Fund (GS4 Class)¥	1,015,017	9,551,314
GuideStone Equity Index Fund (GS4 Class)¥	321,533	5,324,580
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,225,076	10,535,655
GuideStone Value Equity Fund (GS4 Class)¥	2,050,004	29,540,551
GuideStone Growth Equity Fund (GS4 Class)¥	1,665,823	30,118,082
GuideStone Small Cap Equity Fund (GS4 Class)¥	660,758	8,629,502
GuideStone International Equity Fund (GS4 Class)¥	1,934,446	31,608,840

Total Affiliated Mutual Funds (Cost $190,659,172)		168,353,663

EXCHANGE TRADED FUND — 8.7%
iShares Lehman Treasury
Inflation Protected Securities Fund
(Cost $15,243,094)	149,325	16,104,701

	Par
U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Bill
2.09%, 12/04/08‡‡	$150,000	148,653
U.S. Treasury Note
4.75%, 05/15/14	815,000	873,960

Total U.S. Treasury Obligations (Cost $1,015,588)		1,022,613

TOTAL INVESTMENTS — 100.4% (Cost $206,917,854)		185,480,977
Liabilities in Excess of Other Assets — (0.4)%		(716,939)

NET ASSETS — 100.0%		$184,764,038

PORTFOLIO SUMMARY (based on net assets)
		%
Domestic Equity Funds		45.6
Bond Funds		27.1
International Equity Fund		17.1
Exchange Traded Fund		8.7
Money Market Fund		1.3
Futures Contracts		0.9
U.S. Treasury Obligations		0.6

		101.3

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$184,458,364	$(70,506)
Level 2 — Other Significant Observable Inputs	1,022,613	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$185,480,977	$(70,506)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

8	See Notes to Financial Statements.

MyDestination 2025 Fund
SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.4%
GuideStone Money Market Fund (GS4 Class)¥	1,564,570	$1,564,570
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	572,501	7,505,494
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	518,705	7,500,473
GuideStone Global Bond Fund (GS4 Class)¥	936,281	8,810,408
GuideStone Equity Index Fund (GS4 Class)¥	237,173	3,927,584
GuideStone Real Estate Securities Fund (GS4 Class)¥	930,118	7,999,014
GuideStone Value Equity Fund (GS4 Class)¥	1,613,055	23,244,124
GuideStone Growth Equity Fund (GS4 Class)¥	1,291,298	23,346,668
GuideStone Small Cap Equity Fund (GS4 Class)¥	614,844	8,029,860
GuideStone International Equity Fund (GS4 Class)¥	1,541,293	25,184,723

Total Affiliated Mutual Funds (Cost $135,238,689)		117,112,918

	Par
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bill
2.09%, 12/04/08‡‡	$125,000	123,878
U.S. Treasury Note
5.13%, 05/15/16	235,000	256,297

Total U.S. Treasury Obligations (Cost $377,774)		380,175

TOTAL INVESTMENTS — 99.7% (Cost $135,616,463)		117,493,093
Other Assets in Excess of Liabilities — 0.3%		393,040

NET ASSETS — 100.0%		$117,886,133

PORTFOLIO SUMMARY (based on net assets)
		%
Domestic Equity Funds		56.5
International Equity Fund		21.4
Bond Funds		20.2
Money Market Fund		1.3
Futures Contracts		1.0
U.S. Treasury Obligations		0.3

		100.7

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$117,112,918	$(50,464)
Level 2 — Other Significant Observable Inputs	380,175	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$117,493,093	$(50,464)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Financial Statements.	9

MyDestination 2035 Fund
SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (GS4 Class)¥	961,238	$961,238
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	45,768	600,024
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	41,406	598,731
GuideStone Global Bond Fund (GS4 Class)¥	186,084	1,751,051
GuideStone Equity Index Fund (GS4 Class)¥	106,041	1,756,041
GuideStone Real Estate Securities Fund (GS4 Class)¥	372,447	3,203,043
GuideStone Value Equity Fund (GS4 Class)¥	686,324	9,889,930
GuideStone Growth Equity Fund (GS4 Class)¥	547,078	9,891,163
GuideStone Small Cap Equity Fund (GS4 Class)¥	301,204	3,933,720
GuideStone International Equity Fund (GS4 Class)¥	686,785	11,222,064

Total Affiliated Mutual Funds (Cost $50,957,334)		43,807,005

	Par
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bill
2.09%, 12/04/08‡‡	$75,000	74,327
U.S. Treasury Note
4.13%, 05/15/15	39,000	40,313

Total U.S. Treasury Obligations (Cost $114,136)		114,640

TOTAL INVESTMENTS — 100.2% (Cost $51,071,470)		43,921,645
Liabilities in Excess of Other Assets — (0.2)%		(108,511)

NET ASSETS — 100.0%		$43,813,134

PORTFOLIO SUMMARY (based on net assets)
		%
Domestic Equity Funds		65.5
International Equity Fund		25.6
Bond Funds		6.7
Money Market Fund		2.2
Futures Contracts		1.7
U.S. Treasury Obligations		0.2

		101.9

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$43,807,005	$(25,115)
Level 2 — Other Significant Observable Inputs	114,640	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$43,921,645	$(25,115)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

10	See Notes to Financial Statements.

MyDestination 2045 Fund
SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 100.5%
GuideStone Money Market Fund (GS4 Class)¥	646,464	$646,464
GuideStone Equity Index Fund (GS4 Class)¥	50,119	829,965
GuideStone Real Estate Securities Fund (GS4 Class)¥	194,437	1,672,159
GuideStone Value Equity Fund (GS4 Class)¥	278,141	4,008,010
GuideStone Growth Equity Fund (GS4 Class)¥	221,927	4,012,445
GuideStone Small Cap Equity Fund (GS4 Class)¥	128,536	1,678,682
GuideStone International Equity Fund (GS4 Class)¥	286,846	4,687,056

Total Affiliated Mutual Funds (Cost $20,197,459)		17,534,781

	Par
U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bill
2.09%, 12/04/08‡‡
(Cost $44,598)	$45,000	44,596

TOTAL INVESTMENTS — 100.8% (Cost $20,242,057)		17,579,377
Liabilities in Excess of Other Assets — (0.8)%		(137,702)

NET ASSETS — 100.0%		$17,441,675

PORTFOLIO SUMMARY (based on net assets)
		%
Domestic Equity Funds		69.9
International Equity Fund		26.9
Money Market Fund		3.7
Futures Contracts		3.3
U.S. Treasury Obligation		0.3

		104.1

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$17,534,781	$(22,292)
Level 2 — Other Significant Observable Inputs	44,596	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$17,579,377	$(22,292)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Financial Statements.	11

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

	MyDestination 2005 Fund	MyDestination 2015 Fund	MyDestination 2025 Fund	MyDestination 2035 Fund	MyDestination 2045 Fund
Assets
Investments in securities of affiliated issuers, at value	$54,394,855	$168,353,663	$117,112,918	$43,807,005	$17,534,781
Investments in securities of unaffiliated issuers, at value	10,374,250	17,127,314	380,175	114,640	44,596

Total investments (1)	64,769,105	185,480,977	117,493,093	43,921,645	17,579,377
Receivables:
Dividends	1,421	4,060	3,376	1,564	1,203
Interest	3,911	4,954	1,540	206	—
Investment securities sold	246,487	—	164,699	—	—
Fund shares sold	326,180	1,833	321,175	3,328	7,913
Variation margin	385	1,430	990	720	555
Receivable from advisor	20,341	—	9,412	25,418	23,726
Prepaid expenses and other assets	(72,544)	(65,726)	(63,090)	(61,116)	(59,187)

Total Assets	65,295,286	185,427,528	117,931,195	43,891,765	17,553,587

Liabilities
Payables:
Fund shares redeemed	—	617,264	—	35,287	76,894
Accrued expenses:
Advisory fees	—	770	—	—	—
Distribution (12b-1) fees	143	161	209	155	119
Shareholder servicing fees	144	164	216	159	117
Other expenses	40,811	45,131	44,637	43,030	34,782

Total Liabilities	41,098	663,490	45,062	78,631	111,912

Net Assets	$65,254,188	$184,764,038	$117,886,133	$43,813,134	$17,441,675

Net Assets Consist of:
Paid-in capital	$68,253,468	$199,564,461	$130,919,366	$49,073,498	$19,413,519
Undistributed net investment income	795,086	1,844,921	870,357	191,919	52,260
Undistributed net realized gain on investments and futures transactions	1,517,409	4,862,039	4,270,244	1,722,657	660,868
Net unrealized depreciation on investments and futures transactions	(5,311,775)	(21,507,383)	(18,173,834)	(7,174,940)	(2,684,972)

Net Assets	$65,254,188	$184,764,038	$117,886,133	$43,813,134	$17,441,675

Net Asset Value:
$0.001 par value, unlimited shares authorized Net assets applicable to the GS4 Class	$63,768,506	$182,985,305	$115,564,409	$42,084,208	$16,192,789

GS4 shares outstanding	6,471,455	19,050,976	12,391,571	4,579,046	1,791,947

Net asset value, offering and redemption price per GS4 share	$9.85	$9.61	$9.33	$9.19	$9.04

Net assets applicable to the GS6 Class	$1,485,682	$1,778,733	$2,321,724	$1,728,926	$1,248,886

GS6 shares outstanding	151,343	185,803	249,594	188,794	138,302

Net asset value, offering and redemption price per GS6 share	$9.82	$9.57	$9.30	$9.16	$9.03

(1) Investments in securities of affiliated issuers, at cost	$60,237,187	$190,659,172	$135,238,689	$50,957,334	$20,197,459
Investments in securities of unaffiliated issuers, at cost	9,823,621	16,258,682	377,774	114,136	44,598

Total investments at cost	$70,060,808	$206,917,854	$135,616,463	$51,071,470	$20,242,057

12	See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

	MyDestination 2005 Fund	MyDestination 2015 Fund	MyDestination 2025 Fund	MyDestination 2035 Fund	MyDestination 2045 Fund
Investment Income
Income dividends received from affiliated funds	$597,602	$1,613,000	$976,183	$231,437	$67,929
Dividends	253,653	393,895	—	—	—
Interest	8,361	16,761	7,887	1,887	643

Total Investment Income	859,616	2,023,656	984,070	233,324	68,572

Expenses
Investment advisory fees	31,852	90,184	56,598	19,982	7,746
Transfer agent fees:
GS4	4,055	4,360	4,771	3,876	3,798
GS6	3,902	3,900	3,922	3,902	3,882
Custodian fees	17,614	22,492	22,102	21,396	13,121
Distribution (12b-1) fees:
GS6	777	846	1,095	785	608
Shareholder servicing fees:
GS6	851	926	1,199	861	666
Accounting and administration fees	4,754	7,174	5,460	7,190	3,074
Professional fees	23,323	23,323	23,323	23,323	23,323
Blue sky fees:
GS4	72,643	66,248	61,699	58,379	54,159
GS6	23,270	22,868	23,035	23,767	25,695
Shareholder reporting fees:
GS4	999	1,088	875	821	859
GS6	—	—	—	71	—
Trustee fees	206	132	137	158	133
Line of credit facility fees	198	348	291	126	40
Other expenses	6,953	7,178	7,048	6,910	6,855

Total Expenses	191,397	251,067	211,555	171,547	143,959
Expenses waived and reimbursed(1)	(126,510)	(71,426)	(97,201)	(130,142)	(127,235)

Net Expenses	64,887	179,641	114,354	41,405	16,724

Net Investment Income	794,729	1,844,015	869,716	191,919	51,848

Realized and Unrealized Gain (Loss)
Capital gain distributions received from affiliated funds	143,769	440,279	291,929	76,734	24,117
Net realized loss on investment securities of affiliated issuers	(199,952)	(1,090,876)	(515,212)	(130,992)	—
Net realized gain (loss) on investment securities of unaffiliated issuers	95,372	128,700	4,448	37	(42,165)
Net realized loss on futures transactions	(16,586)	(150,009)	(148,002)	(84,070)	(24,108)

Net realized gain (loss)	22,603	(671,906)	(366,837)	(138,291)	(42,156)

Change in unrealized appreciation (depreciation) on investment securities of affiliated issuers	(3,852,328)	(14,136,582)	(10,751,065)	(4,277,459)	(1,620,292)
Change in unrealized appreciation (depreciation) on investment securities of unaffiliated issuers	78,835	157,538	(184)	297	(34)
Change in unrealized appreciation (depreciation) on futures	(17,907)	(50,270)	(38,955)	(19,886)	(17,436)

Net change in unrealized appreciation (depreciation)	(3,791,400)	(14,029,314)	(10,790,204)	(4,297,048)	(1,637,762)

Net Realized and Unrealized Loss	(3,768,797)	(14,701,220)	(11,157,041)	(4,435,339)	(1,679,918)

Net Decrease in Net Assets Resulting from Operations	$(2,974,068)	$(12,857,205)	$(10,287,325)	$(4,243,420)	$(1,628,070)

(1)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.	13

STATEMENTS OF CHANGES IN NET ASSETS

	MyDestination 2005 Fund
	For the Six Months Ended 06/30/08 (Unaudited)	For the Year Ended 12/31/07
Operations:
Net investment income	$794,729	$1,071,155
Net realized gain (loss) on investment securities and futures transactions	22,603	2,045,019
Net change in unrealized appreciation (depreciation) on investment securities and futures transactions	(3,791,400)	(1,520,375)

Net increase (decrease) in net assets resulting from operations	(2,974,068)	1,595,799

Dividends and Distributions to Shareholders:
Dividends from net investment income
GS4 shares	—	(1,524,510)
GS6 shares	—	(37,112)
Distributions from net realized capital gains
GS4 shares	—	(57,922)
GS6 shares	—	(1,467)

Total dividends and distributions	—	(1,621,011)

Capital Share Transactions:
Proceeds from shares sold
GS4 shares	14,824,853	63,731,938
GS6 shares	260,808	1,384,145
GS8 shares(1)	—	1,019,207
Proceeds from exchange of GS8 shares for GS6 shares(1)
GS6 shares	—	15,504
GS8 shares	—	(15,504)
Reinvestment of dividends and distributions
GS2 shares
GS4 shares	—	1,582,432
GS6 shares	—	38,579

Total proceeds from shares sold and reinvested	15,085,661	67,756,301

Value of shares redeemed
GS2 shares
GS4 shares	(5,823,910)	(7,563,551)
GS6 shares	(158,249)	(14,703)
GS8 shares(1)	—	(1,058,081)

Total value of shares redeemed	(5,982,159)	(8,636,335)

Net increase from capital share transactions(2)	9,103,502	59,119,966

Total increase in net assets	6,129,434	59,094,754

Net Assets:
Beginning of Period	59,124,754	30,000

End of Period*	$65,254,188	$59,124,754

* Including undistributed net investment income	$795,086	$357

(1) See Note 1 in Notes to Financial Statements. (2) See Note 7 in Notes to Financial Statements.

14	See Notes to Financial Statements.

MyDestination 2015 Fund		MyDestination 2025 Fund		MyDestination 2035 Fund		MyDestination 2045 Fund
For the Six Months Ended 06/30/08 (Unaudited)	For the Year Ended 12/31/07	For the Six Months Ended 06/30/08 (Unaudited)	For the Year Ended 12/31/07	For the Six Months Ended 06/30/08 (Unaudited)	For the Year Ended 12/31/07	For the Six Months Ended 06/30/08 (Unaudited)	For the Year Ended 12/31/07

$1,844,015	$2,598,220	$869,716	$1,380,844	$191,919	$359,894	$51,848	$108,327
(671,906)	7,487,379	(366,837)	6,201,951	(138,291)	2,472,233	(42,156)	1,000,704

(14,029,314)	(7,478,069)	(10,790,204)	(7,383,630)	(4,297,048)	(2,877,892)	(1,637,762)	(1,047,210)

(12,857,205)	2,607,530	(10,287,325)	199,165	(4,243,420)	(45,765)	(1,628,070)	61,821

—	(4,415,924)	—	(2,831,806)	—	(920,638)	—	(317,266)
—	(37,265)	—	(52,369)	—	(33,623)	—	(28,833)

—	(96,678)	—	(59,730)	—	(16,283)	—	(53,860)
—	(881)	—	(1,168)	—	(635)	—	(5,636)

—	(4,550,748)	—	(2,945,073)	—	(971,179)	—	(405,595)

33,428,289	172,884,135	23,411,168	109,691,374	12,769,902	38,732,919	6,853,832	15,819,931
376,450	1,378,364	538,150	1,736,960	506,792	1,252,606	182,556	1,162,386
	1,126,394		1,307,164		1,101,749		1,040,708

—	129,470	—	295,419	—	106,056	—	37,390
—	(129,470)	—	(295,419)	—	(106,056)	—	(37,390)

—	4,512,602	—	2,891,536	—	936,921	—	371,048
—	38,146	—	53,537	—	34,258	—	34,469

33,804,739	179,939,641	23,949,318	115,680,571	13,276,694	42,058,453	7,036,388	18,428,542

(7,657,409)	(5,433,303)	(2,864,218)	(4,692,332)	(1,723,592)	(3,464,770)	(833,739)	(4,122,936)
(8,781)	(42,562)	(74,320)	(13,674)	(929)	(17,005)	(21,692)	(10,183)
—	(1,067,864)	—	(1,095,979)	—	(1,085,353)	—	(1,092,861)

(7,666,190)	(6,543,729)	(2,938,538)	(5,801,985)	(1,724,521)	(4,567,128)	(855,431)	(5,225,980)

26,138,549	173,395,912	21,010,780	109,878,586	11,552,173	37,491,325	6,180,957	13,202,562

13,281,344	171,452,694	10,723,455	107,132,678	7,308,753	36,474,381	4,552,887	12,858,788

171,482,694	30,000	107,162,678	30,000	36,504,381	30,000	12,888,788	30,000

$184,764,038	$171,482,694	$117,886,133	$107,162,678	$43,813,134	$36,504,381	$17,441,675	$12,888,788

$1,844,921	$906	$870,357	$641	$191,919	$—	$52,260	$412

See Notes to Financial Statements.	15

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ended December 31, unless otherwise indicated

											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net (2)	Expenses, Including Expense Reduction (2)	Expenses, Before Waivers and Expense Reduction (2)	Investment Income, Net (1)	Investment Income/ (Loss), Excluding Waivers and Expense Reduction (1)	Portfolio Turnover Rate
MyDestination 2005 Fund*

GS4 Class
2008(3)	$10.35	$0.13	#	$0.02	$(0.65)	$—	$—	$9.85	(4.83)%	$63,769	0.20%	0.20%	0.53%	2.55%	2.22%	16%
2007	10.00	0.33	#	0.62	(0.31)	(0.28)	(0.01)	10.35	6.42	57,667	0.20	0.20	0.43	3.16	2.93	21

GS6 Class
2008(3)	$10.33	$0.11	#	$0.02	$(0.64)	$—	$—	$9.82	(4.94)%	$1,486	0.50%	0.50%	3.99%	2.24%	(1.25)%	16%
2007	10.00	0.26	#	0.62	(0.27)	(0.27)	(0.01)	10.33	6.11	1,458	0.50	0.50	2.87	2.54	0.17	21

MyDestination 2015 Fund*

GS4 Class
2008(3)	$10.33	$0.10	#	$0.02	$(0.84)	$—	$—	$9.61	(6.97)%	$182,985	0.20%	0.20%	0.25%	2.08%	2.03%	10%
2007	10.00	0.29	#	0.83	(0.50)	(0.28)	(0.01)	10.33	6.12	169,953	0.20	0.20	0.24	2.74	2.70	7
GS6 Class
2008(3)	$10.31	$0.09	#	$0.02	$(0.85)	$—	$—	$9.57	(7.18)%	$1,779	0.50%	0.50%	3.56%	1.81%	(1.25)%	10%
2007	10.00	0.22	#	0.83	(0.47)	(0.26)	(0.01)	10.31	5.74	1,529	0.50	0.50	2.54	2.12	0.08	7

MyDestination 2025 Fund*

GS4 Class
2008(3)	$10.24	$0.08	#	$0.03	$(1.02)	$—	$—	$9.33	(8.89)%	$115,564	0.20%	0.20%	0.33%	1.57%	1.44%	6%
2007	10.00	0.25	#	1.13	(0.85)	(0.28)	(0.01)	10.24	5.29	105,102	0.20	0.20	0.30	2.37	2.27	5

GS6 Class
2008(3)	$10.23	$0.06	#	$0.03	$(1.02)	$—	$—	$9.30	(9.09)%	$2,322	0.50%	0.50%	2.89%	1.29%	(1.10)%	6%
2007	10.00	0.19	#	1.13	(0.81)	(0.27)	(0.01)	10.23	5.04	2,061	0.50	0.50	2.25	1.80	0.05	5

MyDestination 2035 Fund*

GS4 Class
2008(3)	$10.24	$0.05	#	$0.02	$(1.12)	$—	$—	$9.19	(10.25)%	$42,084	0.20%	0.20%	0.74%	0.99%	0.45%	3%
2007	10.00	0.19	#	1.31	(0.98)	(0.28)	— †	10.24	5.20	35,117	0.20	0.20	0.64	1.83	1.39	2

GS6 Class
2008(3)	$10.22	$0.03	#	$0.02	$(1.11)	$—	$—	$9.16	(10.37)%	$1,729	0.50%	0.50%	4.16%	0.70%	(2.96)%	3%
2007	10.00	0.11	#	1.31	(0.94)	(0.26)	— †	10.22	4.82	1,387	0.50	0.50	2.97	1.09	(1.38)	2

MyDestination 2045 Fund*

GS4 Class
2008(3)	$10.12	$0.03	#	$0.02	$(1.13)	$—	$—	$9.04	(10.67)%	$16,193	0.20%	0.20%	1.59%	0.73%	(0.66)%	1%
2007	10.00	0.17	#	1.37	(1.09)	(0.28)	(0.05)	10.12	4.46	11,659	0.19	0.19	1.48	1.60	0.31	9

GS6 Class
2008(3)	$10.13	$0.02	#	$0.02	$(1.14)	$—	$—	$9.03	(10.86)%	$1,249	0.50%	0.50%	5.82%	0.34%	(4.98)%	1%
2007	10.00	0.08	#	1.37	(1.03)	(0.24)	(0.05)	10.13	4.20	1,230	0.50	0.50	3.51	0.79	(2.22)	9

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
*	Inception date was December 29, 2006.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Fund invests.
(3)	For the six months ended June 30, 2008. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

16	See Notes to Financial Statements.

Conservative Allocation Fund
SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 98.8%
GuideStone Money Market Fund (GS4 Class)¥	2,990,117	$2,990,117
GuideStone Low-Duration Bond Fund (GS4 Class)¥	18,962,385	240,063,789
GuideStone Equity Index Fund (GS4 Class)¥	289,748	4,798,223
GuideStone Value Equity Fund (GS4 Class)¥	1,512,609	21,796,690
GuideStone Growth Equity Fund (GS4 Class)¥	1,229,932	22,237,178
GuideStone Small Cap Equity Fund (GS4 Class)¥	424,080	5,538,482
GuideStone International Equity Fund (GS4 Class)¥	1,386,981	22,663,268

Total Affiliated Mutual Funds (Cost $293,623,381)		320,087,747

	Par
U.S. TREASURY OBLIGATIONS — 1.1%
U.S. Treasury Bill	$115,000	113,968
2.09%, 12/04/08‡‡
U.S. Treasury Note
3.50%, 02/15/10	3,560,000	3,621,189

Total U.S. Treasury Obligations (Cost $3,739,164)		3,735,157

TOTAL INVESTMENTS — 99.9% (Cost $297,362,545)		323,822,904

Other Assets in Excess of Liabilities — 0.1%		220,134

NET ASSETS — 100.0%		$324,043,038

PORTFOLIO SUMMARY (based on net assets)

		%
Bond Fund		74.1
Domestic Equity Funds		16.8
International Equity Fund		7.0
U.S. Treasury Obligations		1.1
Money Market Fund		0.9
Futures Contracts		0.3

		100.2

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$320,087,747	$(41,613)
Level 2 — Other Significant Observable Inputs	3,735,157	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$323,822,904	$(41,613)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Financial Statements.	17

Balanced Allocation Fund
SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.5%
GuideStone Money Market Fund (GS4 Class)¥	8,480,426	$8,480,426
GuideStone Low-Duration Bond Fund (GS4 Class)¥	14,990,477	189,779,443
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	20,289,336	265,993,189
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	7,238,125	104,663,285
GuideStone Global Bond Fund (GS4 Class)¥	6,625,383	62,344,850
GuideStone Equity Index Fund (GS4 Class)¥	2,249,643	37,254,095
GuideStone Value Equity Fund (GS4 Class)¥	11,664,486	168,085,248
GuideStone Growth Equity Fund (GS4 Class)¥	9,489,678	171,573,376
GuideStone Small Cap Equity Fund (GS4 Class)¥	3,243,988	42,366,487
GuideStone International Equity Fund (GS4 Class)¥	10,978,880	179,394,907

Total Affiliated Mutual Funds (Cost $1,183,567,852)		1,229,935,306

	Par
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bill
2.09%, 12/04/08‡‡	$815,000	807,682
U.S. Treasury Note
4.25%, 11/15/13	5,325,000	5,558,805

Total U.S. Treasury Obligations (Cost $6,297,566)		6,366,487

TOTAL INVESTMENTS — 100.0% (Cost $1,189,865,418)		1,236,301,793
Liabilities in Excess of Other Assets — 0.0%		(69,385)

NET ASSETS — 100.0%		$1,236,232,408

PORTFOLIO SUMMARY (based on net assets)

		%
Bond Funds		50.4
Domestic Equity Funds		33.9
International Equity Fund		14.5
Money Market Fund		0.7
U.S. Treasury Obligations		0.5
Futures Contracts		0.4

		100.4

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$1,229,935,306	$(319,772)
Level 2 — Other Significant Observable Inputs	6,366,487	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,236,301,793	$(319,772)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

18	See Notes to Financial Statements.

Growth Allocation Fund
SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund (GS4 Class)¥	9,126,898	$9,126,898
GuideStone Low-Duration Bond Fund (GS4 Class)¥	6,000,116	75,961,475
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	7,987,464	104,715,659
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	2,839,760	41,062,924
GuideStone Global Bond Fund (GS4 Class)¥	2,641,978	24,861,014
GuideStone Equity Index Fund (GS4 Class)¥	2,661,949	44,081,872
GuideStone Value Equity Fund (GS4 Class)¥	13,824,461	199,210,489
GuideStone Growth Equity Fund (GS4 Class)¥	11,268,759	203,739,159
GuideStone Small Cap Equity Fund (GS4 Class)¥	3,814,568	49,818,264
GuideStone International Equity Fund (GS4 Class)¥	12,917,133	211,065,949

Total Affiliated Mutual Funds (Cost $914,335,552)		963,643,703

	Par
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bill
2.09%, 12/04/08‡‡	$875,000	867,144
U.S. Treasury Note
4.25%, 11/15/13	2,180,000	2,275,717

Total U.S. Treasury Obligations (Cost $3,112,799)		3,142,861

TOTAL INVESTMENTS — 100.1% (Cost $917,448,351)		966,786,564
Liabilities in Excess of Other Assets — (0.1)%		(749,998)

NET ASSETS — 100.0%		$966,036,566

PORTFOLIO SUMMARY (based on net assets)

		%
Domestic Equity Funds		51.4
Bond Funds		25.5
International Equity Fund		21.9
Money Market Fund		1.0
Futures Contracts		0.8
U.S. Treasury Obligations		0.3

		100.9

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$963,643,703	$(390,164)
Level 2 — Other Significant Observable Inputs	3,142,861	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$966,786,564	$(390,164)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Financial Statements.	19

Aggressive Allocation Fund
SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (GS4 Class)¥	11,829,799	$11,829,799
GuideStone Equity Index Fund (GS4 Class)¥	3,166,522	52,437,598
GuideStone Value Equity Fund (GS4 Class)¥	16,441,645	236,924,098
GuideStone Growth Equity Fund (GS4 Class)¥	13,623,783	246,317,998
GuideStone Small Cap Equity Fund (GS4 Class)¥	4,661,579	60,880,225
GuideStone International Equity Fund (GS4 Class)¥	15,600,266	254,908,341

Total Affiliated Mutual Funds (Cost $806,764,940)		863,298,059

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.09%, 12/04/08‡‡
(Cost $872,145)	$880,000	872,099

TOTAL INVESTMENTS — 100.1% (Cost $807,637,085)		864,170,158
Liabilities in Excess of Other Assets — (0.1)%		(737,359)

NET ASSETS — 100.0%		$863,432,799

PORTFOLIO SUMMARY (based on net assets)

		%
Domestic Equity Funds		69.1
International Equity Fund		29.5
Money Market Fund		1.4
Futures Contracts		1.1
U.S. Treasury Obligation		0.1

		101.2

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$863,298,059	$(571,645)
Level 2 — Other Significant Observable Inputs	872,099	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$864,170,158	$(571,645)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

20	See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2008 (Unaudited)

	Conservative Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Assets
Investments in securities of affiliated issuers, at value	$320,087,747	$1,229,935,306	$963,643,703	$863,298,059
Investments in securities of unaffiliated issuers, at value	3,735,157	6,366,487	3,142,861	872,099

Total investments (1)	323,822,904	1,236,301,793	966,786,564	864,170,158
Receivables:
Dividends	4,410	17,470	17,409	21,287
Interest	46,756	28,974	11,862	—
Investment securities sold	—	734,835	315,008	—
Fund shares sold	268,947	10,924	134,971	156,675
Variation Margin	825	4,675	5,775	8,525
Prepaid expenses and other assets	(37,926)	(74,075)	(44,563)	(41,947)

Total Assets	324,105,916	1,237,024,596	967,227,026	864,314,698

Liabilities
Payables:
Fund shares redeemed	4,321	607,361	1,039,714	741,275
Accrued expenses:
Advisory fees	14,489	91,979	70,625	62,839
Distribution (12b-1) fees	1,246	1,842	1,279	1,704
Shareholder servicing fees	1,263	1,880	1,295	1,721
Other expenses	41,559	89,126	77,547	74,360

Total Liabilities	62,878	792,188	1,190,460	881,899

Net Assets	$324,043,038	$1,236,232,408	$966,036,566	$863,432,799

Net Assets Consist of:
Paid-in-capital	$287,630,151	$1,095,806,445	$838,831,426	$730,192,339
Undistributed net investment income	4,451,973	14,560,889	6,966,686	2,170,056
Undistributed net realized gain on investments and futures transactions	5,542,168	79,748,471	71,290,405	75,108,976
Net unrealized appreciation on investments and futures transactions	26,418,746	46,116,603	48,948,049	55,961,428

Net Assets	$324,043,038	$1,236,232,408	$966,036,566	$863,432,799

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the GS4 Class	$310,157,778	$1,215,824,454	$952,079,788	$845,114,757

GS4 shares outstanding	24,530,114	91,821,944	68,229,803	58,733,788

Net asset value, offering and redemption price per GS4 share	$12.64	$13.24	$13.95	$14.39

Net assets applicable to the GS6 Class	$13,885,260	$20,407,954	$13,956,778	$18,318,042

GS6 shares outstanding	1,660,364	2,576,714	1,607,517	1,944,600

Net asset value, offering and redemption price per GS6 share	$8.36	$7.92	$8.68	$9.42

(1) Investments in securities of affiliated issuers, at cost	$293,623,381	$1,183,567,852	$914,335,552	$806,764,940
Investments in securities of unaffiliated issuers, at cost	3,739,164	6,297,566	3,112,799	872,145

Total investments at cost	$297,362,545	$1,189,865,418	$917,448,351	$807,637,085

See Notes to Financial Statements.	21

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

	Conservative Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Investment Income
Income dividends received from affiliated funds	$4,626,281	$15,245,058	$7,541,490	$2,729,853
Interest	43,500	121,496	54,251	12,386

Total Investment Income	4,669,781	15,366,554	7,595,741	2,742,239

Expenses
Investment advisory fees	165,768	651,609	514,223	463,616
Transfer agent fees
GS4 shares	17,829	33,743	27,271	27,076
GS6 shares	3,466	3,476	3,351	3,419
GS8 shares(1)	—	—	—	—
Custodian fees	7,036	18,890	15,173	13,785
Distribution (12b-1) fees:
GS6 shares	7,038	10,410	7,072	9,507
GS8 shares(1)	—	—	—	—
Shareholder servicing fees:
GS6 shares	7,692	11,342	7,709	10,360
GS8 shares(1)	—	—	—	—
Accounting and administration fees	11,153	35,796	28,892	26,353
Professional fees	16,466	16,453	16,453	16,453
Blue sky fees
GS4 shares	44,584	74,456	49,790	46,917
GS6 shares	11,778	18,434	16,027	13,884
GS8 shares(1)	—	—	—	—
Shareholder reporting fees
GS4 shares	5,047	18,420	17,026	16,957
GS6 shares	14	113	155	118
GS8 shares(1)	—	—	—	—
Trustee fees	2,624	11,197	9,353	8,665
Line of credit facility fees	595	2,561	2,202	2,044
Other expenses	6,217	7,122	6,822	6,722

Total Expenses	307,307	914,022	721,519	665,876
Expenses waived/reimbursed(2)	(88,822)	(108,357)	(88,998)	(85,435)

Net Expenses	218,485	805,665	632,521	580,441

Net Investment Income	4,451,296	14,560,889	6,963,220	2,161,798

Realized and Unrealized Loss
Capital gain distributions received from affiliated funds	129,688	4,257,735	2,481,481	1,448,929
Net realized gain on investment securities of affiliated issuers	1,199,577	36,657,371	24,597,700	19,186,958
Net realized gain on investment securities of unaffiliated issuers	28,656	380,751	160,502	—
Net realized loss on futures transactions	(60,333)	(826,980)	(1,150,059)	(1,216,765)

Net realized gain	1,297,588	40,468,877	26,089,624	19,419,122

Change in unrealized appreciation (depreciation) on investment securities of affiliated issuers	(15,140,256)	(139,643,798)	(132,181,148)	(140,641,509)
Change in unrealized appreciation (depreciation) on investment securities of unaffiliated issuers	725	(137,613)	(64,030)	(587)
Change in unrealized appreciation (depreciation) on futures	(41,025)	(289,719)	(361,149)	(537,838)

Net change in unrealized appreciation (depreciation)	(15,180,556)	(140,071,130)	(132,606,327)	(141,179,934)

Net Realized and Unrealized Loss	(13,882,968)	(99,602,253)	(106,516,703)	(121,760,812)

Net Decrease in Net Assets Resulting from Operations	$(9,431,672)	$(85,041,364)	$(99,553,483)	$(119,599,014)

(1)	See Note 1 in Notes to Financial Statements.
(2)	See Note 3a and 3c in Notes to Financial Statements.

22	See Notes to Financial Statements.

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23

STATEMENTS OF CHANGES IN NET ASSETS

	Conservative Allocation Fund		Balanced Allocation Fund
	For the Six Months Ended 06/30/08 (Unaudited)	For the Year Ended 12/31/07	For the Six Months Ended 06/30/08 (Unaudited)	For the Year Ended 12/31/07
Operations:
Net investment income	$4,451,296	$9,888,875	$14,560,889	$36,460,587
Net realized gain on investment securities and futures transactions	1,297,588	13,399,627	40,468,877	102,089,576
Net change in unrealized appreciation (depreciation) on investment securities and futures	(15,180,556)	(3,540,166)	(140,071,130)	(45,174,455)

Net increase (decrease) in net assets resulting from operations	(9,431,672)	19,748,336	(85,041,364)	93,375,708

Dividends and Distributions to Shareholders:
Dividends from net investment income(1)
GS4 shares	—	(10,257,249)	—	(43,958,470)
GS6 shares	—	(645,141)	—	(1,077,383)
Distributions from net realized capital gains
GS4 shares	—	(12,085,382)	—	(90,170,185)
GS6 shares	—	(794,773)	—	(2,229,400)

Total dividends and distributions	—	(23,782,545)	—	(137,435,438)

Capital Share Transactions:
Proceeds from shares sold
GS4 shares	26,521,185	42,265,946	29,925,425	65,136,033
GS6 shares	322,778	148,296	891,293	1,397,888
GS8 shares(2)	—	71,747	—	466,712
Proceeds from exchange of GS8 shares for GS6 shares(2)
GS6 shares	—	319,625	—	3,063,229
GS8 shares	—	(319,625)	—	(3,063,229)
Reinvestment of dividends and distributions
GS4 shares	—	22,330,442	—	134,110,793
GS6 shares	—	1,439,913	—	3,306,782

Total proceeds from shares sold and reinvested	26,843,963	66,256,344	30,816,718	204,418,208

Value of shares redeemed
GS4 shares	(21,189,157)	(56,005,754)	(78,647,765)	(208,709,539)
GS6 shares	(113,506)	(19,909)	(322,751)	(476,452)
GS8 shares(2)	—	(5,669,148)	—	(6,269,702)

Total value of shares redeemed	(21,302,663)	(61,694,811)	(78,970,516)	(215,455,693)

Net increase (decrease) from capital share transactions(3)	5,541,300	4,561,533	(48,153,798)	(11,037,485)

Total increase (decrease) in net assets	(3,890,372)	527,324	(133,195,162)	(55,097,215)

Net Assets:
Beginning of Period	327,933,410	327,406,086	1,369,427,570	1,424,524,785

End of Period*	$324,043,038	$327,933,410	$1,236,232,408	$1,369,427,570

* Including undistributed net investment income	$4,451,973	$677	$14,560,889	$—

(1) Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.
(2) See Note 1 in Notes to Financial Statements.
(3) See Note 7 in Notes to Financial Statements.

24	See Notes to Financial Statements.

Growth Allocation Fund		Aggressive Allocation Fund
For the Six Months Ended 06/30/08 (Unaudited)	For the Year Ended 12/31/07	For the Six Months Ended 06/30/08 (Unaudited)	For the Year Ended 12/31/07

$6,963,220	$20,060,739	$2,161,798	$9,676,356
26,089,624	101,920,099	19,419,122	111,338,317

(132,606,327)	(43,842,358)	(141,179,934)	(49,451,797)

(99,553,483)	78,138,480	(119,599,014)	71,562,876

—	(29,803,490)	—	(21,728,269)
—	(586,886)	—	(610,351)

—	(91,054,947)	—	(97,810,986)
—	(1,828,932)	—	(2,859,391)

—	(123,274,255)	—	(123,008,997)

20,714,984	52,886,509	18,536,491	63,137,976
1,097,009	1,817,294	665,435	980,856
—	874,231	—	743,774

—	2,837,014	—	1,505,369
—	(2,837,014)	—	(1,505,369)

—	120,855,938	—	119,537,254
—	2,415,818	—	3,469,742

21,811,993	178,849,790	19,201,926	187,869,602

(65,545,943)	(171,694,646)	(57,134,020)	(164,016,299)
(331,744)	(192,271)	(230,892)	(149,759)
—	(6,756,589)	—	(7,106,675)

(65,877,687)	(178,643,506)	(57,364,912)	(171,272,733)

(44,065,694)	206,284	(38,162,986)	16,596,869

(143,619,177)	(44,929,491)	(157,762,000)	(34,849,252)

1,109,655,743	1,154,585,234	1,021,194,799	1,056,044,051

$966,036,566	$1,109,655,743	$863,432,799	$1,021,194,799

$6,966,686	$3,466	$2,170,056	$8,258

See Notes to Financial Statements.	25

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ended December 31, unless otherwise indicated

												Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income (2)	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net (3)	Expenses, Including Expense Reduction (3)	Expenses, Before Waivers and Expense Reduction (3)	Investment Income, Net (1)	Investment Income/ (Loss), Excluding Waivers and Expense Reduction (1)	Portfolio Turnover Rate
Conservative Allocation Fund

GS4 Class
2008(4)	$13.02	$0.18	#	$—	†	$(0.56)	$—	$—	$12.64	(2.92)%	$310,158	0.12%	0.12%	0.17%	2.75%	2.70%	7%
2007	13.15	0.43	#	0.21		0.21	(0.44)	(0.54)	13.02	6.48	313,829	0.13	0.13	0.16	3.13	3.10	13
2006	12.94	0.40	#	0.17		0.20	(0.41)	(0.15)	13.15	5.99	308,802	0.13	0.13	0.18	3.08	3.03	9
2005	13.18	0.33	#	0.09		0.02	(0.32)	(0.36)	12.94	3.31	280,256	0.13	0.13	0.19	2.51	2.45	20
2004	13.00	0.21	#	0.04		0.37	(0.31)	(0.13)	13.18	4.76	270,913	0.13	0.13	0.17	1.60	1.56	11
2003	12.40	0.31		0.02		0.82	(0.22)	(0.33)	13.00	9.33	253,828	0.13	0.13	0.20	2.01	1.94	13

GS6 Class
2008(4)	$8.62	$0.10	#	$—	†	$(0.36)	$—	$—	$8.36	(3.02)%	$13,885	0.45%	0.45%	0.56%	2.41%	2.30%	7%
2007	9.03	0.26	#	0.21		0.07	(0.41)	(0.54)	8.62	6.04	14,105	0.44	0.44	0.47	2.83	2.80	13
2006	9.05	0.25	#	0.17		0.09	(0.38)	(0.15)	9.03	5.66	12,860	0.50	0.50	0.53	2.70	2.67	9
2005	9.42	0.20	#	0.09		(0.02)	(0.28)	(0.36)	9.05	2.90	12,161	0.50	0.50	0.56	2.10	2.04	20
2004	9.41	0.11	#	0.04		0.27	(0.28)	(0.13)	9.42	4.52	11,815	0.36	0.36	0.45	1.14	1.05	11
2003	9.12	0.21		0.02		0.59	(0.20)	(0.33)	9.41	9.06	19,674	0.35	0.35	0.46	1.90	1.79	13

Balanced Allocation Fund

GS4 Class
2008(4)	$14.13	$0.15	#	$0.04		$(1.08)	$—	$—	$13.24	(6.30)%	$1,215,824	0.12%	0.12%	0.14%	2.27%	2.25%	12%
2007	14.61	0.41	#	0.48		0.16	(0.48)	(1.05)	14.13	7.16	1,348,204	0.13	0.13	0.13	2.68	2.68	7
2006	14.20	0.36	#	0.39		0.50	(0.40)	(0.44)	14.61	8.78	1,400,001	0.13	0.13	0.14	2.44	2.43	7
2005	14.27	0.32	#	0.21		0.36	(0.36)	(0.60)	14.20	6.24	1,273,855	0.13	0.13	0.14	2.18	2.17	10
2004	13.41	0.26	#	0.11		0.99	(0.30)	(0.20)	14.27	10.13	1,283,982	0.13	0.13	0.13	1.90	1.90	6
2003	11.82	0.29		0.15		1.78	(0.36)	(0.27)	13.41	18.79	1,120,080	0.13	0.13	0.13	2.22	2.22	10

GS6 Class
2008(4)	$8.46	$0.08	#	$0.04		$(0.66)	$—	$—	$7.92	(6.38)%	$20,408	0.45%	0.45%	0.54%	1.94%	1.85%	12%
2007	9.33	0.24	#	0.48		(0.09)	(0.45)	(1.05)	8.46	6.77	21,224	0.43	0.43	0.44	2.45	2.44	7
2006	9.36	0.20	#	0.39		0.19	(0.37)	(0.44)	9.33	8.30	16,080	0.48	0.48	0.48	2.11	2.11	7
2005	9.71	0.18	#	0.21		0.19	(0.33)	(0.60)	9.36	5.96	13,888	0.48	0.48	0.48	1.82	1.82	10
2004	9.28	0.12	#	0.11		0.66	(0.26)	(0.20)	9.71	9.66	13,118	0.46	0.46	0.52	1.28	1.22	6
2003	8.34	0.16		0.15		1.23	(0.33)	(0.27)	9.28	18.52	22,650	0.45	0.45	0.54	2.00	1.91	10

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.
(3)	Does not include expenses of the investment companies in which the Fund invests.
(4)	For the six months ended June 30, 2008. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

26	See Notes to Financial Statements.

											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income (2)	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net (3)	Expenses, Including Expense Reduction (3)	Expenses, Before Waivers and Expense Reduction (3)	Investment Income, Net (1)	Investment Income/ (Loss), Excluding Waivers and Expense Reduction (1)	Portfolio Turnover Rate
Growth Allocation Fund

GS4 Class
2008(4)	$15.34	$0.10	#	$0.03	$(1.52)	$—	$—	$13.95	(9.06)%	$952,080	0.12%	0.12%	0.14%	1.38%	1.36%	9%
2007	16.05	0.30	#	0.78	0.07	(0.43)	(1.43)	15.34	7.16	1,095,092	0.13	0.13	0.13	1.80	1.80	5
2006	15.45	0.27	#	0.63	0.81	(0.35)	(0.76)	16.05	11.03	1,137,039	0.13	0.13	0.14	1.66	1.65	7
2005	15.03	0.23	#	0.31	0.68	(0.31)	(0.49)	15.45	8.09	1,046,061	0.13	0.13	0.14	1.50	1.49	5
2004	13.62	0.19	#	0.08	1.47	(0.21)	(0.12)	15.03	12.80	1,043,625	0.13	0.13	0.13	1.33	1.33	3
2003	11.17	0.19		0.07	2.56	(0.23)	(0.14)	13.62	25.23	900,021	0.13	0.13	0.14	1.54	1.53	8

GS6 Class
2008(4)	$9.56	$0.05	#	$0.03	$(0.96)	$—	$—	$8.68	(9.21)%	$13,957	0.45%	0.45%	0.61%	1.06%	0.90%	9%
2007	10.67	0.18	#	0.78	(0.24)	(0.40)	(1.43)	9.56	6.75	14,564	0.47	0.46	0.49	1.60	1.58	5
2006	10.61	0.14	#	0.63	0.35	(0.30)	(0.76)	10.67	10.58	9,448	0.59	0.59	0.59	1.27	1.27	7
2005	10.57	0.11	#	0.31	0.37	(0.26)	(0.49)	10.61	7.43	7,571	0.62	0.62	0.62	1.01	1.01	5
2004	9.67	0.07	#	0.08	1.03	(0.16)	(0.12)	10.57	12.28	7,042	0.56	0.56	0.61	0.66	0.61	3
2003	8.01	0.11		0.07	1.82	(0.20)	(0.14)	9.67	24.93	13,585	0.52	0.52	0.62	1.20	1.10	8

Aggressive Allocation Fund

GS4 Class
2008(4)	$16.31	$0.04	#	$0.02	$(1.98)	$—	$—	$14.39	(11.77)%	$845,115	0.12%	0.12%	0.14%	0.48%	0.46%	4%
2007	17.23	0.17	#	1.11	(0.04)	(0.36)	(1.80)	16.31	7.17	1,000,850	0.13	0.13	0.13	0.94	0.94	2
2006	16.28	0.15	#	0.88	1.13	(0.28)	(0.93)	17.23	13.20	1,031,999	0.13	0.13	0.14	0.90	0.89	4
2005	15.55	0.13	#	0.41	0.98	(0.23)	(0.56)	16.28	9.75	940,769	0.13	0.13	0.14	0.85	0.84	4
2004	13.64	0.11	#	0.04	1.96	(0.12)	(0.08)	15.55	15.47	936,734	0.13	0.13	0.13	0.77	0.77	2
2003	10.40	0.10		—	3.23	(0.09)	—	13.64	31.99	801,407	0.13	0.13	0.14	0.82	0.81	4

GS6 Class
2008(4)	$10.70	$0.01	#	$0.02	$(1.31)	$—	$—	$9.42	(11.96)%	$18,318	0.45%	0.45%	0.51%	0.16%	0.10%	4%
2007	12.00	0.09	#	1.11	(0.37)	(0.33)	(1.80)	10.70	6.89	20,345	0.43	0.43	0.43	0.71	0.71	2
2006	11.67	0.07	#	0.88	0.55	(0.24)	(0.93)	12.00	12.79	16,887	0.47	0.47	0.47	0.58	0.58	4
2005	11.35	0.06	#	0.41	0.60	(0.19)	(0.56)	11.67	9.40	14,441	0.50	0.50	0.50	0.48	0.48	4
2004	10.00	0.04	#	0.04	1.43	(0.08)	(0.08)	11.35	15.17	13,202	0.44	0.44	0.50	0.37	0.31	2
2003	7.65	0.05		—	2.36	(0.06)	—	10.00	31.53	17,973	0.43	0.43	0.48	0.53	0.48	4

#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.
(3)	Does not include expenses of the investment companies in which the Fund invests.
(4)	For the six months ended June 30, 2008. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.	27

Conservative Allocation Fund I
SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 98.5%
GuideStone Money Market Fund (GS2 Class)¥	601,809	$601,809
GuideStone Low-Duration Bond Fund (GS2 Class)¥	5,498,702	47,673,742
GuideStone Equity Index Fund (GS2 Class)¥	105,409	956,063
GuideStone Value Equity Fund (GS2 Class)¥	569,479	4,328,043
GuideStone Growth Equity Fund (GS2 Class)¥	387,385	4,420,067
GuideStone Small Cap Equity Fund (GS2 Class)¥	126,002	1,105,037
GuideStone International Equity Fund (GS2 Class)¥	345,501	4,505,338

Total Affiliated Mutual Funds (Cost $68,749,698)		63,590,099

	Par
U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Bill
2.09%, 12/04/08‡‡	$20,000	19,820
U.S. Treasury Note
3.50%, 02/15/10	875,000	890,040

Total U.S. Treasury Obligations (Cost $910,649)		909,860

TOTAL INVESTMENTS — 99.9% (Cost $69,660,347)		64,499,959
Other Assets in Excess of Liabilities — 0.1%		85,499

NET ASSETS — 100.0%		$64,585,458

PORTFOLIO SUMMARY (based on net assets)

		%
Bond Fund		73.9
Domestic Equity Funds		16.7
International Equity Fund		7.0
U.S. Treasury Obligations		1.4
Money Market Fund		0.9
Futures Contracts		0.4

		100.3

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$63,590,099	$(9,831)
Level 2 — Other Significant Observable Inputs	909,860	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$64,499,959	$(9,831)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

28	See Notes to Financial Statements.

Balanced Allocation Fund I
SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.4%
GuideStone Money Market Fund (GS2 Class)¥	3,427,546	$3,427,546
GuideStone Low-Duration Bond Fund (GS2 Class)¥	5,859,011	50,797,628
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	8,987,941	71,364,253
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	3,820,332	28,041,237
GuideStone Global Bond Fund (GS4 Class)¥	1,775,066	16,703,371
GuideStone Equity Index Fund (GS2 Class)¥	1,100,621	9,982,631
GuideStone Value Equity Fund (GS2 Class)¥	5,920,788	44,997,990
GuideStone Growth Equity Fund (GS2 Class)¥	4,028,752	45,968,056
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,295,603	11,362,436
GuideStone International Equity Fund (GS2 Class)¥	3,684,797	48,049,753

Total Affiliated Mutual Funds (Cost $365,829,333)		330,694,901

	Par
U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Bill
2.09%, 12/04/08‡‡	$210,000	208,114
U.S. Treasury Note
4.25%, 11/15/13	2,025,000	2,113,912

Total U.S. Treasury Obligations (Cost $2,321,368)		2,322,026

TOTAL INVESTMENTS — 100.1% (Cost $368,150,701)		333,016,927
Liabilities in Excess of Other Assets — (0.1)%		(374,414)

NET ASSETS — 100.0%		$332,642,513

PORTFOLIO SUMMARY (based on net assets)

		%
Bond Funds		50.2
Domestic Equity Funds		33.8
International Equity Fund		14.4
Money Market Fund		1.0
U.S. Treasury Obligations		0.7
Futures Contracts		0.6

		100.7

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$330,694,901	$(103,189)
Level 2 — Other Significant Observable Inputs	2,322,026	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$333,016,927	$(103,189)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Financial Statements.	29

Growth Allocation Fund I
SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.7%
GuideStone Money Market Fund (GS2 Class)¥	2,706,845	$2,706,845
GuideStone Low-Duration Bond Fund (GS2 Class)¥	2,032,127	17,618,545
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	3,066,467	24,347,750
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	1,298,812	9,533,283
GuideStone Global Bond Fund (GS4 Class)¥	613,568	5,773,671
GuideStone Equity Index Fund (GS2 Class)¥	1,128,517	10,235,645
GuideStone Value Equity Fund (GS2 Class)¥	6,080,863	46,214,562
GuideStone Growth Equity Fund (GS2 Class)¥	4,145,416	47,299,196
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,320,043	11,576,774
GuideStone International Equity Fund (GS2 Class)¥	3,757,010	48,991,411

Total Affiliated Mutual Funds (Cost $250,394,087)		224,297,682

	Par
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bill
2.09%, 12/04/08‡‡	$190,000	188,294
U.S. Treasury Note
4.25%, 11/15/13	595,000	621,125

Total U.S. Treasury Obligations (Cost $808,499)		809,419

TOTAL INVESTMENTS — 100.1% (Cost $251,202,586)		225,107,101
Liabilities in Excess of Other Assets — (0.1)%		(260,268)

NET ASSETS — 100.0%		$224,846,833

PORTFOLIO SUMMARY (based on net assets)

		%
Domestic Equity Funds		51.2
Bond Funds		25.5
International Equity Fund		21.8
Money Market Fund		1.2
Futures Contracts		0.8
U.S. Treasury Obligations		0.4

		100.9

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$224,297,682	$(85,731)
Level 2 — Other Significant Observable Inputs	809,419	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$225,107,101	$(85,731)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

30	See Notes to Financial Statements.

Aggressive Allocation Fund I
SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS2 Class)¥	3,085,506	$3,085,506
GuideStone Equity Index Fund (GS2 Class)¥	1,126,911	10,221,083
GuideStone Value Equity Fund (GS2 Class)¥	6,073,406	46,157,883
GuideStone Growth Equity Fund (GS2 Class)¥	4,208,806	48,022,473
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,354,655	11,880,321
GuideStone International Equity Fund (GS2 Class)¥	3,810,066	49,683,266

Total Affiliated Mutual Funds (Cost $193,760,027)		169,050,532

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.09%, 12/04/08‡‡
(Cost $193,259)	$195,000	193,249

TOTAL INVESTMENTS — 100.0% (Cost $193,953,286)		169,243,781

Liabilities in Excess of Other Assets — 0.0%		(9,539)

NET ASSETS — 100.0%		$169,234,242

PORTFOLIO SUMMARY (based on net assets)
		%
Domestic Equity Funds		68.7
International Equity Fund		29.4
Money Market Fund		1.8
Futures Contracts		1.5
U.S. Treasury Obligation		0.1

		101.5

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$169,050,532	$(115,941)
Level 2 — Other Significant Observable Inputs	193,249	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$169,243,781	$(115,941)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Financial Statements.	31

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

	Conservative Allocation Fund I	Balanced Allocation Fund I	Growth Allocation Fund I	Aggressive Allocation Fund I
Assets
Investments in securities of affiliated issuers, at value	$63,590,099	$330,694,901	$224,297,682	$169,050,532
Investments in securities of unaffiliated issuers, at value	909,860	2,322,026	809,419	193,249

Total investments (1)	64,499,959	333,016,927	225,107,101	169,243,781
Receivables:
Dividends	1,202	7,555	6,853	6,785
Interest	11,497	11,027	3,240	—
Investment securities sold	—	—	104,957	—
Fund shares sold	134,827	—	17,500	17,924
Variation Margin	220	1,760	1,540	2,145
Receivable from advisor	3,244	—	—	—
Prepaid expenses and other assets	—	880	—	—

Total Assets	64,650,949	333,038,149	225,241,191	169,270,635

Liabilities
Payables:
Investment securities purchased	—	—	459	—
Fund shares redeemed	28,764	339,277	350,227	11
Accrued expenses:
Advisory fees	—	28,434	17,509	10,388
Other expenses	36,727	27,925	26,163	25,994

Total Liabilities	65,491	395,636	394,358	36,393

Net Assets	$64,585,458	$332,642,513	$224,846,833	$169,234,242

Net Assets Consist of:
Paid-in-capital	$68,236,923	$352,308,866	$235,050,229	$179,616,287
Undistributed net investment income	1,383,004	6,898,838	3,000,038	976,294
Undistributed net realized gain on investments and futures transactions	135,750	8,671,771	12,977,782	13,467,107
Net unrealized depreciation on investments and futures transactions	(5,170,219)	(35,236,962)	(26,181,216)	(24,825,446)

Net Assets	$64,585,458	$332,642,513	$224,846,833	$169,234,242

Net Asset Value:
$0.001 par value, unlimited shares authorized Net assets applicable to the GS2 Class	$64,585,458	$332,642,513	$224,846,833	$169,234,242

GS2 shares outstanding	6,744,311	32,044,261	19,719,665	13,626,857

Net asset value, offering and redemption price per GS2 share	$9.58	$10.38	$11.40	$12.42

(1) Investments in securities of affiliated issuers, at cost	$68,749,698	$365,829,333	$250,394,087	$193,760,027
Investments in securities of unaffiliated issuers, at cost	910,649	2,321,368	808,499	193,259

Total investments at cost	$69,660,347	$368,150,701	$251,202,586	$193,953,286

32	See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

	Conservative Allocation Fund I	Balanced Allocation Fund I	Growth Allocation Fund I	Aggressive Allocation Fund I
Investment Income
Income dividends received from affiliated funds	$1,423,565	$7,094,551	$3,158,717	$1,106,856
Interest	8,307	44,697	16,104	2,761

Total Investment Income	1,431,872	7,139,248	3,174,821	1,109,617

Expenses
Investment advisory fees	33,196	173,386	118,598	90,138
Transfer agent fees	21,226	8,791	8,782	8,996
Custodian fees	6,441	7,244	6,900	6,656
Accounting and administration fees	4,293	11,492	8,575	7,134
Professional fees	16,453	16,453	16,453	16,334
Shareholder reporting fees	164	468	408	318
Trustee fees	592	2,883	2,053	1,689
Line of credit facility fees	147	772	544	464
Other expenses	5,700	7,835	6,550	7,044

Total Expenses	88,212	229,324	168,863	138,773
Expenses waived/reimbursed(1)	(39,106)	12,577	6,485	(5,450)

Net expenses	49,106	241,901	175,348	133,323

Net Investment Income	1,382,766	6,897,347	2,999,473	976,294

Realized and Unrealized Loss
Capital gain distributions received from affiliated funds	47,941	1,979,127	1,019,881	523,242
Net realized loss on investment securities of affiliated issuers	(332,546)	(3,627,636)	(315,310)	(1,201,395)
Net realized gain on investment securities of unaffiliated issuers	2,687	118,130	33,518	—
Net realized loss on futures transactions	(19,214)	(335,541)	(355,587)	(332,403)

Net realized gain (loss)	(301,132)	(1,865,920)	382,502	(1,010,556)

Change in unrealized appreciation (depreciation) on investment securities of affiliated issuers	(2,955,771)	(26,810,602)	(25,807,309)	(23,040,525)
Change in unrealized appreciation (depreciation) on investment securities of unaffiliated issuers	(30)	(83,120)	(24,127)	(122)
Change in unrealized appreciation (depreciation) on futures	(7,135)	(71,460)	(46,236)	(85,099)

Net change in unrealized appreciation (depreciation)	(2,962,936)	(26,965,182)	(25,877,672)	(23,125,746)

Net Realized and Unrealized Loss	(3,264,068)	(28,831,102)	(25,495,170)	(24,136,302)

Net Decrease in Net Assets Resulting from Operations	$(1,881,302)	$(21,933,755)	$(22,495,697)	$(23,160,008)

(1)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.	33

STATEMENTS OF CHANGES IN NET ASSETS

	Conservative Allocation Fund I		Balanced Allocation Fund I
	For the Six Months Ended 06/30/08 (Unaudited)	For the Year Ended 12/31/07	For the Six Months Ended 06/30/08 (Unaudited)	For the Year Ended 12/31/07
Operations:
Net investment income	$1,382,766	$3,162,674	$6,897,347	$15,686,367
Net realized gain (loss) on investment securities and futures transactions	(301,132)	1,850,911	(1,865,920)	19,520,707
Net change in unrealized appreciation (depreciation) on investment securities and futures transactions	(2,962,936)	(787,872)	(26,965,182)	(11,354,896)

Net increase (decrease) in net assets resulting from operations	(1,881,302)	4,225,713	(21,933,755)	23,852,178

Dividends and Distributions to Shareholders:
Dividends from net investment income(1)	—	(3,469,288)	—	(18,895,697)
Distributions from net realized capital gains	—	(1,941,086)	—	(14,070,859)

Total dividends and distributions	—	(5,410,374)	—	(32,966,556)

Capital Share Transactions:
Proceeds from GS2 shares sold	3,569,061	15,180,761	12,204,336	94,490,963
Reinvestment of dividends and distributions into GS2 shares	—	5,410,374	—	32,966,555
Value of GS2 shares redeemed	(4,333,216)	(9,363,744)	(11,421,551)	(27,000,872)

Net increase (decrease) from capital share transactions(2)	(764,155)	11,227,391	782,785	100,456,646

Total increase (decrease) in net assets	(2,645,457)	10,042,730	(21,150,970)	91,342,268

Net Assets:
Beginning of Period	67,230,915	57,188,185	353,793,483	262,451,215

End of Period*	$64,585,458	$67,230,915	$332,642,513	$353,793,483

* Including undistributed net investment income	$1,383,004	$238	$6,898,838	$1,491

(1) Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds. (2) See Note 7 in Notes to Financial Statements.

34	See Notes to Financial Statements.

Growth Allocation Fund I		Aggressive Allocation Fund I
For the Six Months Ended 06/30/08 (Unaudited)	For the Year Ended 12/31/07	For the Six Months Ended 06/30/08 (Unaudited)	For the Year Ended 12/31/07

$2,999,473	$7,788,791	$976,294	$3,525,764
382,502	20,648,256	(1,010,556)	21,225,219

(25,877,672)	(11,069,434)	(23,125,746)	(11,081,739)

(22,495,697)	17,367,613	(23,160,008)	13,669,244

—	(11,179,109)	—	(7,120,845)
—	(14,541,067)	—	(13,366,408)

—	(25,720,176)	—	(20,487,253)

7,254,271	66,034,239	5,361,377	60,914,409
—	25,720,176	—	20,487,253
(11,490,471)	(19,359,471)	(11,813,651)	(17,955,008)

(4,236,200)	72,394,944	(6,452,274)	63,446,654

(26,731,897)	64,042,381	(29,612,282)	56,628,645

251,578,730	187,536,349	198,846,524	142,217,879

$224,846,833	$251,578,730	$169,234,242	$198,846,524

$3,000,038	$565	$976,294	$—

See Notes to Financial Statements.	35

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ended December 31, unless otherwise indicated

											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income (2)	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net (3)	Expenses, Including Expense Reduction (3)	Expenses, Before Waivers/ Reimburse- ments and Expense Reduction (3)	Investment Income, Net (1)	Investment Income, Excluding Waivers/ Reimburse- ments and Expense Reduction (1)	Portfolio Turnover Rate
Conservative Allocation Fund I

GS2 Class
2008(4)	$9.86	$0.21		$0.01	$(0.50)	$—	$—	$9.58	(2.84)%	$64,585	0.15%	0.15%	0.27%	4.24%	4.12%	10%
2007	10.05	0.50		0.23	(0.07)	(0.54)	(0.31)	9.86	6.55	67,231	0.16	0.16	0.22	4.77	4.71	25
2006	10.15	0.46		0.19	(0.02)	(0.49)	(0.24)	10.05	6.21	57,188	0.17	0.17	0.30	4.53	4.40	16
2005	10.31	0.36		0.10	(0.10)	(0.38)	(0.14)	10.15	3.46	54,231	0.17	0.17	0.30	3.52	3.39	16
2004	10.31	0.25		0.05	0.19	(0.36)	(0.13)	10.31	4.77	31,447	0.17	0.17	0.39	2.42	2.20	23
2003(5)(6)	10.00	0.18		0.10	0.16	(0.12)	(0.01)	10.31	4.40	28,636	0.17	0.17	0.51	4.16	3.82	8

Balanced Allocation Fund I

GS2 Class
2008(4)	$11.07	$0.21	#	$0.06	$(0.96)	$—	$—	$10.38	(6.23)%	$332,643	0.14%	0.14%	0.13%	4.04%	4.05%	13%
2007	11.35	0.55	#	0.66	(0.38)	(0.62)	(0.49)	11.07	7.32	353,793	0.16	0.16	0.14	4.62	4.64	12
2006	11.32	0.46	#	0.45	0.09	(0.50)	(0.47)	11.35	8.85	262,451	0.17	0.17	0.18	3.93	3.92	13
2005	11.23	0.40	#	0.25	0.07	(0.46)	(0.17)	11.32	6.42	239,244	0.17	0.17	0.18	3.49	3.48	11
2004	10.62	0.34	#	0.14	0.60	(0.36)	(0.11)	11.23	10.26	122,166	0.17	0.17	0.22	3.07	3.02	10
2003(5)(6)	10.00	0.21		0.17	0.51	(0.26)	(0.01)	10.62	8.94	71,982	0.17	0.17	0.28	4.76	4.65	5

Growth Allocation Fund I

GS2 Class
2008(4)	$12.53	$0.15		$0.05	$(1.33)	$—	$—	$11.40	(9.02)%	$224,847	0.15%	0.15%	0.14%	2.57%	2.58%	11%
2007	12.96	0.41		0.92	(0.37)	(0.58)	(0.81)	12.53	7.40	251,579	0.16	0.16	0.15	3.20	3.21	9
2006	12.62	0.34		0.73	0.35	(0.44)	(0.64)	12.96	11.21	187,536	0.17	0.17	0.20	2.73	2.70	9
2005	12.17	0.29		0.38	0.33	(0.39)	(0.16)	12.62	8.20	159,849	0.17	0.17	0.20	2.42	2.39	8
2004	11.11	0.24		0.09	1.09	(0.26)	(0.10)	12.17	12.88	70,608	0.17	0.17	0.27	2.13	2.03	7
2003(5)(6)	10.00	0.15		0.09	1.07	(0.18)	(0.02)	11.11	13.02	57,489	0.17	0.17	0.31	3.24	3.10	3

Aggressive Allocation Fund I

GS2 Class
2008(4)	$14.07	$0.07		$0.04	$(1.76)	$—	$—	$12.42	(11.73)%	$169,234	0.15%	0.15%	0.16%	1.10%	1.09%	6%
2007	14.56	0.27		1.37	(0.56)	(0.52)	(1.05)	14.07	7.38	198,847	0.16	0.16	0.15	1.81	1.82	7
2006	14.01	0.21		1.09	0.57	(0.36)	(0.96)	14.56	13.33	142,218	0.17	0.17	0.21	1.47	1.43	8
2005	13.16	0.18		0.52	0.62	(0.31)	(0.16)	14.01	9.98	125,826	0.17	0.17	0.21	1.38	1.34	5
2004	11.62	0.15		0.05	1.60	(0.15)	(0.11)	13.16	15.48	33,543	0.17	0.17	0.41	1.29	1.05	7
2003(5)(6)	10.00	0.09		—	1.63	(0.09)	(0.01)	11.62	17.16	25,678	0.17	0.17	0.50	1.69	1.36	1

#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.
(3)	Does not include expenses of the investment companies in which the Fund invests.
(4)	For the six months ended June 30, 2008. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(5)	Inception date was July 1, 2003.
(6)	Total return is not annualized. Ratios are annualized. Portfolio turnover is not annualized.

36	See Notes to Financial Statements.

Money Market Fund
SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 4.2%
Federal Home Loan Bank
2.38%, 03/13/09†	$30,000,000	$30,000,000
Federal Home Loan Mortgage Corporation
2.50%, 08/18/08	2,510,000	2,501,633
Federal National Mortgage Association
2.50%, 08/06/08	2,925,000	2,917,687
2.50%, 08/20/08	2,320,000	2,311,961
2.49%, 09/10/08	7,995,000	7,955,738

Total Agency Obligations (Cost $45,687,019)		45,687,019

CERTIFICATES OF DEPOSIT — 22.7%
American Express Bank FSB
2.58%, 08/21/08	13,000,000	13,000,000
American Express Centurion Bank
2.81%, 09/24/08	25,000,000	25,000,000
Bank of Nova Scotia NY
2.40%, 07/03/08†	20,000,000	19,999,956
Bank of Scotland PLC NY
4.39%, 07/07/08	4,000,000	4,000,000
2.68%, 08/13/08	10,000,000	10,000,000
BNP Paribas NY
4.50%, 07/01/08	5,000,000	5,000,000
2.91%, 08/19/08	10,000,000	10,000,000
2.95%, 10/28/08	10,000,000	10,000,000
2.85%, 12/04/08	8,000,000	8,000,000
2.85%, 12/08/08	9,000,000	9,000,000
Deutsche Bank AG NY
3.01%, 09/25/08†	8,230,000	8,230,000
DnB NORBank ASA
2.84%, 12/05/08	1,950,000	1,950,000
Nordea Bank Finland PLC NY
2.66%, 10/17/08	7,000,000	7,000,000
4.82%, 10/22/08	16,000,000	16,004,792
Rabobank Nederland NV NY
2.67%, 09/12/08	12,000,000	12,000,000
Sanpaolo IMI SpA NY
2.86%, 12/05/08	8,020,000	8,020,000
Societe Generale NY
2.92%, 11/14/08	4,000,000	4,000,075
2.92%, 12/05/08	9,000,000	9,000,000
3.18%, 12/23/08	6,220,000	6,220,298
Toronto Dominion Bank NY
2.83%, 12/05/08	2,800,000	2,800,000
3.00%, 12/16/08	1,450,000	1,450,000
3.11%, 12/30/08	20,000,000	20,000,000
US Bank NA
2.77%, 10/27/08	39,000,000	39,000,000

Total Certificates of Deposit (Cost $249,675,121)		249,675,121

COMMERCIAL PAPER — 64.6%
ABN Amro North America Finance, Inc.
2.55%, 08/21/08	10,000,000	9,963,875
Amsterdam Funding Corporation
2.72%, 07/11/08	8,000,000	7,993,956
2.70%, 08/22/08	30,000,000	29,883,000
AT&T, Inc.
2.50%, 07/01/08	34,757,000	34,757,000
Atlantis One Funding Corporation
2.75%, 07/02/08	8,000,000	7,999,389
2.88%, 07/23/08	31,000,000	30,945,440
2.81%, 09/15/08	5,000,000	4,970,339
Bryant Park Funding LLC
2.65%, 09/02/08	23,000,000	22,893,337
Chariot Funding LLC
2.65%, 07/07/08	31,000,000	30,986,308
Citigroup Funding, Inc.
2.75%, 08/19/08	1,050,000	1,046,070
2.75%, 08/20/08	1,050,000	1,045,990
2.78%, 09/08/08	28,000,000	27,850,807
2.94%, 10/02/08	10,000,000	9,924,050
CRC Funding LLC
2.77%, 07/07/08	20,000,000	19,990,767
2.66%, 08/04/08	11,000,000	10,972,366
Dexia LLC
2.92%, 07/18/08	2,000,000	1,997,242
2.61%, 08/11/08	20,000,000	19,940,550
2.77%, 09/17/08	10,000,000	9,940,092
DnB NORBank ASA
3.02%, 10/20/08	10,000,000	9,906,883
Falcon Asset Securitization Co., LLC
2.61%, 08/14/08	14,000,000	13,955,340
General Electric Capital Corporation
3.83%, 07/10/08	2,000,000	1,998,085
General Electric Capital Services, Inc.
2.63%, 10/20/08	30,000,000	29,756,725
ING America Insurance Holdings
2.70%, 09/12/08	24,000,000	23,868,600
ING US Funding LLC
2.56%, 08/14/08	10,000,000	9,968,711
JPMorgan Chase & Co.
2.35%, 08/21/08	20,000,000	19,933,417
2.50%, 09/04/08	15,000,000	14,932,292
2.70%, 12/02/08	20,000,000	19,769,000
Jupiter Securitization Co., LLC
2.75%, 08/29/08	10,000,000	9,954,930
KBC Financial Products International, Ltd.
2.77%, 09/15/08	20,000,000	19,883,044
Liberty Street Funding LLC
2.67%, 08/20/08	20,000,000	19,925,833
2.69%, 09/02/08	11,000,000	10,948,217
Nestle Capital Corporation
2.13%, 08/07/08	17,000,000	16,962,784
2.12%, 10/06/08	17,000,000	16,902,892
Old Line Funding LLC
2.58%, 07/25/08	17,000,000	16,970,760
Park Avenue Receivables Corporation
2.60%, 09/02/08	11,681,000	11,627,851
Prudential Funding LLC
2.30%, 07/16/08	10,000,000	9,990,417
2.50%, 09/02/08	20,000,000	19,912,500
Ranger Funding Co., LLC
2.90%, 07/21/08	18,000,000	17,971,000

See Notes to Financial Statements.	37

Money Market Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Societe Generale North America, Inc.
2.48%, 07/15/08	$7,000,000	$6,993,249
2.74%, 09/08/08	27,000,000	26,858,205
Toyota Motor Credit Corporation
2.68%, 07/15/08	17,000,000	16,982,282
2.60%, 08/19/08	50,000,000	49,823,056
Windmill Funding I Corporation
2.73%, 07/03/08	8,000,000	7,998,787
Yorktown Capital LLC
2.60%, 08/18/08	3,000,000	2,989,600

Total Commercial Paper (Cost $709,885,038)		709,885,038

MASTER NOTES — 3.3%
Citigroup Global Markets, Inc.
2.68%, 02/28/09†	15,000,000	15,000,000
Goldman Sachs Group, Inc.
2.53%, 08/22/08 144A†@	21,150,000	21,150,000

Total Master Notes (Cost $36,150,000)		36,150,000

VARIABLE RATE OBLIGATIONS — 4.9%
American Express Bank FSB
2.70%, 07/10/08†	10,000,000	10,000,000
Bank of Montreal
2.95%, 07/07/08 144A†	9,200,000	9,200,000
HSBC Bank USA, Inc.
3.22%, 07/14/08†	1,645,000	1,645,000
ING USA Global Funding
3.14%, 08/29/08†	2,725,000	2,725,000
Skandinaviska Enskilda Banken AB
2.67%, 09/08/08 144A†	10,000,000	10,000,000
Societe Generale North America, Inc.
2.50%, 07/24/08†	5,500,000	5,500,000
Wachovia Bank NA
2.91%, 07/07/08†Δ	6,250,000	6,250,000
Westpac Banking Corporation
2.75%, 09/11/08†	8,250,000	8,250,000

Total Variable Rate Obligations (Cost $53,570,000)		53,570,000

	Shares
MONEY MARKET FUND — 0.5%
Northern Institutional Liquid Assets Portfolio§ (Cost $6,120,000)	6,120,000	6,120,000

TOTAL INVESTMENTS — 100.2% (Cost $1,101,087,178)		1,101,087,178
Liabilities in Excess of Other Assets — (0.2)%		(2,353,915)

NET ASSETS — 100.0%		$1,098,733,263

PORTFOLIO SUMMARY (based on net assets)
%
Commercial Paper	64.6
Certificates of Deposit	22.7
Variable Rate Obligations	4.9
Agency Obligations	4.2
Master Notes	3.3
Money Market Fund	0.5

100.2

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$6,120,000	$—
Level 2 — Other Significant Observable Inputs	1,094,967,178	—
Level 3 — Significant Unobservable Inputs		—

Total	$1,101,087,178	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

38	See Notes to Financial Statements.

Low-Duration Bond Fund
SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 6.5%
Federal Home Loan Bank
2.17%, 07/02/08	$3,100,000	$3,099,813
2.21%, 07/11/08	4,000,000	3,997,545
2.13%, 07/16/08	25,000,000	24,977,813
2.21%, 07/16/08	3,300,000	3,296,961
2.20%, 07/25/08	1,000,000	998,533
2.23%, 07/25/08	1,300,000	1,298,067
2.20%, 04/01/09	1,480,000	1,474,453
5.00%, 09/18/09	2,880,000	2,951,853
Federal Home Loan Mortgage Corporation
3.25%, 02/25/11	5,000,000	4,976,235
3.00%, 04/01/11	4,000,000	3,949,208
Small Business Administration
6.95%, 11/10/16	717,760	740,712

Total Agency Obligations (Cost $51,889,521)		51,761,193

ASSET-BACKED SECURITIES — 11.7%
Accredited Mortgage Loan Trust
2.53%, 02/25/37†	1,581,071	1,547,816
Amresco Independence Funding, Inc.
6.75%, 06/15/26 144A	375,559	289,213
Asset-Backed Securities Corporation Home Equity
2.76%, 09/25/34†	100,868	86,384
2.44%, 11/25/36†	479,686	475,882
BA Credit Card Trust
2.51%, 08/15/12†	2,625,000	2,599,850
Bear Stearns Asset-Backed Securities Trust
2.44%, 11/25/36†	861,655	802,417
2.67%, 02/25/37†	2,651,745	2,557,578
3.48%, 10/25/37†	1,499,100	1,233,712
Business Loan Express
4.25%, 01/01/25 144A†	231,574	201,896
Capital Auto Receivables Asset Trust
5.32%, 03/20/10 144A‡‡	2,300,000	2,322,461
Carmax Auto Owner Trust
5.24%, 07/15/11	4,000,000	4,055,670
Carrington Mortgage Loan Trust
2.66%, 02/25/36†	1,440,511	1,373,329
Chase Issuance Trust
2.72%, 09/15/11†	3,100,000	3,093,142
2.49%, 03/15/13†	3,100,000	3,051,105
4.26%, 05/15/13	2,880,000	2,861,262
Citibank Credit Card Issuance Trust
2.48%, 12/15/10†	3,180,000	3,175,234
Citigroup Mortgage Loan Trust, Inc.
2.54%, 07/25/45†	3,485,713	3,237,901
Countrywide Asset-Backed Certificates
2.63%, 03/25/25†	116,906	116,787
CSAB Mortgage Backed Trust
5.72%, 09/25/36	900,000	735,714
Daimler Chrysler Auto Trust
3.63%, 07/08/11†	1,500,000	1,506,265
FHLMC Structured Pass-Through Securities
2.65%, 08/25/31†	1,294,320	1,257,469
First Franklin Mortgage Loan Asset-Backed Certificates
2.44%, 12/25/36†	718,741	700,025
Ford Credit Auto Owner Trust
2.49%, 12/15/09†	910,082	909,775
5.07%, 12/15/10	2,598,000	2,635,780
3.37%, 01/15/11†	1,500,000	1,504,273
3.96%, 04/15/12	3,585,000	3,577,356
Fremont Home Loan Trust
2.44%, 10/25/36†	229,235	215,401
Green Tree Financial Corporation
6.04%, 11/01/29	28,732	28,309
GSAA Trust
2.71%, 12/25/34†	623,331	570,439
IFC SBA Loan-Backed Adjustable Rate Certificate
3.25%, 01/15/24 144A†	276,116	269,730
JP Morgan Mortgage Acquisition Corporation
2.53%, 06/25/37†	2,932,928	2,825,894
Long Beach Mortgage Loan Trust
2.42%, 06/25/36†	10,472	10,472
2.64%, 11/25/36†	637,125	618,334
Merrill Lynch Mortgage Investors, Inc.
2.51%, 06/25/37†	497,825	492,605
Morgan Stanley ABS Capital I
2.43%, 06/25/36†	7,536	7,536
2.51%, 06/25/36†	242,265	241,687
2.53%, 11/25/36†	2,460,001	2,410,787
2.52%, 01/25/37†	1,402,279	1,356,634
2.59%, 02/25/37†	2,258,654	2,215,869
2.54%, 05/25/37†	2,381,684	2,338,754
Nelnet Student Loan Trust
2.93%, 01/26/15†	363,685	363,558
3.01%, 07/25/16†	82,606	82,584
Option One Mortgage Loan Trust
2.44%, 07/25/36†	155,366	154,815
2.43%, 02/25/37†	651,146	646,957
PG&E Energy Recovery Funding LLC
4.37%, 06/25/14	350,000	348,396
Residential Asset Mortgage Products, Inc.
2.56%, 07/25/36†	563,792	559,151
Securitized Asset-Backed Receivables LLC Trust
2.53%, 05/25/36†	179,122	178,653
2.52%, 01/25/37†	1,465,015	1,418,874
SLM Student Loan Trust
4.00%, 10/25/16†	3,985,000	4,045,397
4.20%, 01/25/18†	3,975,000	4,078,104
2.91%, 10/25/18†	1,166,344	1,158,690
Soundview Home Equity Loan Trust
2.60%, 01/25/37†	1,460,979	1,438,847
2.54%, 08/25/37†	1,599,244	1,567,766

See Notes to Financial Statements.	39

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Specialty Underwriting & Residential Finance
2.42%, 06/25/37†	$154,210	$152,890
2.44%, 11/25/37†	714,067	680,373
Structured Asset Investment Loan Trust
2.44%, 07/25/36†	288,862	280,348
Structured Asset Securities Corporation
4.33%, 01/21/09 144A	1,851,660	1,823,886
4.90%, 04/25/35†	1,431,977	1,100,291
2.53%, 10/25/36†	898,828	877,580
Structured Asset Receivables Trust
5.86%, 04/21/11 144A	2,520,380	2,416,540
TXU Electric Delivery Transition Bond Co., LLC
4.81%, 11/17/14	2,360,000	2,377,700
USAA Auto Owner Trust
4.89%, 08/15/12	2,500,000	2,530,999
Wachovia Auto Loan Owner Trust
5.08%, 04/20/12 144A	3,000,000	3,017,575
Wells Fargo Home Equity Trust
2.57%, 04/25/37†	2,021,704	1,981,745
World Omni Auto Receivables Trust
5.01%, 10/15/10	883,060	888,099

Total Asset-Backed Securities (Cost $94,814,244)		93,680,565

COMMERCIAL PAPER — 2.4%
Apreco LLC
2.66%, 07/15/08	6,200,000	6,193,598
Bryant Park Funding LLC
2.80%, 09/16/08	6,271,000	6,229,967
Dexia LLC
6.27%, 08/20/08	6,500,000	6,475,256

Total Commercial Paper (Cost $18,903,480)		18,898,821

CORPORATE BONDS — 14.5%
AEP Texas Central Transition Funding LLC
4.98%, 07/01/15	2,900,000	2,935,403
American Electric Power Co., Inc.
5.25%, 06/01/15	1,600,000	1,543,072
American Express Co.
7.00%, 03/19/18	1,400,000	1,419,666
Amgen, Inc.
4.00%, 11/18/09Δ	1,000,000	1,001,416
Anadarko Petroleum Corporation
3.18%, 09/15/09†	925,000	914,677
AT&T, Inc.
5.50%, 02/01/18	5,600,000	5,436,385
Bank of America Corporation
8.13%, 12/15/49†	3,100,000	2,934,181
Bank of America NA
3.37%, 05/12/10†	3,100,000	3,087,733
3.35%, 06/23/10†	3,300,000	3,291,291
Bear Stearns Co., Inc.
7.25%, 02/01/18	3,300,000	3,449,711
BellSouth Corporation
4.20%, 09/15/09Δ	2,217,000	2,222,163
Caterpillar Financial Services Corporation
2.98%, 10/28/08†	5,500,000	5,498,598
CenterPoint Energy Transition Bond Co., LLC
4.97%, 08/01/14	2,875,000	2,911,627
Citigroup, Inc.
6.13%, 05/15/18	6,400,000	6,135,699
8.30%, 12/21/47†	3,100,000	2,935,139
8.40%, 04/30/49†	3,900,000	3,712,254
ConocoPhillips Australia Funding Co.
2.81%, 04/09/09†	835,000	835,587
CVS Caremark Corporation
4.00%, 09/15/09Δ	1,085,000	1,079,424
Florida Power Corporation
6.65%, 07/15/11	600,000	633,903
General Electric Capital Corporation
9.83%, 12/15/08	350,000	359,966
2.82%, 03/16/09†	3,800,000	3,800,813
4.25%, 09/13/10Δ	2,400,000	2,421,552
5.00%, 12/01/10‡‡	2,225,000	2,283,811
6.50%, 09/15/37 144A(U)	1,600,000	2,959,991
Goldman Sachs Capital III
3.45%, 12/01/49†	1,560,000	1,108,645
Goldman Sachs Group, Inc.
6.15%, 04/01/18	3,100,000	3,012,912
HSBC Finance Corporation
4.13%, 12/15/08	700,000	698,991
John Deere Capital Corporation
3.44%, 06/10/11†Δ	4,700,000	4,698,604
Kraft Foods, Inc.
5.63%, 08/11/10	495,000	507,111
6.13%, 02/01/18	600,000	584,288
6.88%, 02/01/38	1,100,000	1,072,740
Lehman Brothers Holdings, Inc.
6.20%, 09/26/14	500,000	477,838
6.75%, 12/28/17Δ	3,200,000	3,011,283
6.88%, 05/02/18Δ	2,400,000	2,327,525
Macy’s Retail Holdings, Inc.
6.63%, 09/01/08	150,000	150,178
Morgan Stanley
2.82%, 05/07/09†	300,000	295,394
4.78%, 05/14/10†	2,200,000	2,192,670
5.63%, 01/09/12	2,451,000	2,454,752
5.95%, 12/28/17Δ	7,600,000	6,911,410
Nabors Industries, Inc.
6.15%, 02/15/18 144AΔ	3,300,000	3,341,534
Oracle Corporation and Ozark Holding, Inc.
5.00%, 01/15/11Δ	1,040,000	1,060,877
Overseas Private Investment Corporation
3.98%, 07/12/10	2,600,000	2,577,278
4.81%, 07/12/12	2,100,000	2,071,569
SLM Corporation
4.00%, 01/15/09Δ	841,000	830,757
Sprint Capital Corporation
8.38%, 03/15/12Δ	1,000,000	990,773
Time Warner Cable, Inc.
5.40%, 07/02/12Δ	1,325,000	1,312,780

40	See Notes to Financial Statements.

	Par	Value
Time Warner, Inc.
2.92%, 11/13/09†	$6,000,000	$5,832,612
Transocean, Inc.
2.87%, 09/05/08†	1,900,000	1,897,583
Wachovia Corporation
2.90%, 03/15/11†	540,000	510,130
Wachovia Mortgage FSB
4.50%, 06/15/09	750,000	749,362
ZFS Finance USA Trust I
5.88%, 05/09/32 144A†	845,000	773,678
6.15%, 12/15/49 144A†	845,000	771,066

Total Corporate Bonds (Cost $119,373,320)		116,028,402

FOREIGN BONDS — 5.1%
Australia — 0.2%
National Australia Bank, Ltd.
3.21%, 02/08/10 144A†	1,600,000	1,600,395

Canada — 0.1%
Province of Ontario
2.75%, 02/22/11Δ	775,000	758,651

Cayman Islands — 0.2%
Petroleum Export, Ltd.
4.62%, 06/15/10 144A	850,000	844,484
4.63%, 06/15/10 144A	850,000	844,557

		1,689,041

France — 0.3%
Caisse d’Amortissement de la Dette Sociale
3.75%, 07/12/09(E)	1,600,000	2,491,293
French Government Bond
5.75%, 10/25/32(E)	100,000	173,122

		2,664,415

Germany — 0.5%
Deutsche Bundesrepublik
6.25%, 01/04/30(E)	100,000	183,687
4.25%, 07/04/39(E)	1,400,000	1,994,152
Kreditanstalt fuer Wiederaufbau
4.38%, 06/30/09(E)	1,000,000	1,566,584

		3,744,423

Luxembourg — 0.6%
Unicredito Luxembourg Finance SA
2.97%, 10/24/08 144A†	3,800,000	3,797,652
VTB Capital SA
3.38%, 08/01/08 144A†	800,000	793,000

		4,590,652

Netherlands — 0.1%
Bank Nederlandse Gemeenten
4.00%, 03/02/09(E)	500,000	782,111

South Korea — 0.2%
Export-Import Bank of Korea
2.77%, 06/01/09†	1,300,000	1,288,638

Switzerland — 0.6%
UBS AG
3.73%, 06/19/10†	3,100,000	3,092,966
5.88%, 12/20/17	2,000,000	1,948,974

		5,041,940

United Kingdom — 2.3%
HSBC Holdings PLC
6.50%, 09/15/37	1,600,000	1,463,039
Network Rail MTN Finance PLC
3.13%, 03/30/09(E)	1,854,000	2,880,510
Permanent Financing PLC
2.86%, 06/10/34(U)†	3,255,000	3,234,396
Permanent Master Issuer PLC
2.76%, 01/15/16(U)†	2,195,000	2,165,196
United Kingdom Gilt
4.75%, 06/07/10(U)	4,100,000	8,096,283
Vodafone Group PLC
2.92%, 02/27/12†	950,000	917,243

		18,756,667

Total Foreign Bonds (Cost $40,964,753)		40,916,933

MORTGAGE-BACKED SECURITIES — 55.1%
Adjustable Rate Mortgage Trust
2.75%, 11/25/35†	1,069,579	828,776
2.73%, 03/25/36†	1,851,378	1,352,654
5.94%, 03/25/37†	3,670,645	2,827,453
American Home Mortgage Assets
2.75%, 11/25/35†	990,910	755,628
American Home Mortgage Investment Trust
4.29%, 10/25/34†	1,532,099	1,343,447
Bank of America Commercial Mortgage, Inc.
3.88%, 09/11/36	1,861,771	1,826,387
Bank of America Funding Corporation
4.59%, 12/20/36†	2,441,342	2,379,213
6.14%, 01/20/47†	1,363,836	1,106,944
Bank of America Mortgage Securities, Inc.
6.50%, 10/01/19	425,433	426,701
6.17%, 11/20/36†	2,238,124	2,051,534
Bear Stearns Adjustable Rate Mortgage Trust
4.76%, 12/01/33†	704,211	683,550
4.62%, 01/25/34†	675,269	621,508
4.00%, 07/25/34†	1,752,699	1,723,124
4.13%, 03/25/35†	2,765,805	2,638,358
Bear Stearns Alt-A Trust
2.85%, 06/25/34†	671,731	525,823
5.70%, 09/25/35†	863,382	711,067
Bear Stearns Commercial Mortgage Securities
2.62%, 03/15/19 144A†	1,430,660	1,366,916
4.48%, 06/11/41	600,000	592,665
4.03%, 02/13/46	398,348	395,491
Chase Manhattan Bank - First Union National Bank
7.44%, 08/15/31†	1,989,530	2,034,653
Citigroup Commercial Mortgage Trust
4.15%, 09/20/49 144A	53,194	53,077
Citigroup Mortgage Loan Trust, Inc.
5.81%, 07/25/36†	2,970,262	2,783,079

See Notes to Financial Statements.	41

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Commercial Mortgage Pass-Through Certificates
7.42%, 08/15/33†	$1,836,363	$1,893,633
Countrywide Alternative Loan Trust
6.00%, 10/25/32	246,747	223,012
5.50%, 05/31/35	1,143,249	1,053,185
3.21%, 11/25/35†	2,343,524	1,777,682
Countrywide Home Loan Mortgage Pass-Through Trust
4.24%, 09/25/33†	1,932,523	1,871,595
2.75%, 01/25/35†	267,883	219,763
Deutsche ALT-A Securities, Inc.
2.56%, 03/30/36†	391,702	368,448
5.87%, 10/25/36	800,000	655,991
5.89%, 10/25/36	800,000	653,805
DLJ Commercial Mortgage Corporation
7.18%, 11/10/33	1,990,435	2,062,341
Federal Home Loan Mortgage Corporation
8.00%, 01/01/09	28	28
7.50%, 03/01/09	1,185	1,194
16.25%, 07/01/11	43	44
15.25%, 08/01/11	1,200	1,370
5.38%, 09/15/11	3,859,801	3,924,564
4.00%, 08/01/15	1,560,238	1,513,353
5.00%, 11/15/16	1,391,616	1,410,352
5.50%, 04/15/17	3,300,509	3,381,777
3.50%, 12/01/18	2,936,510	2,739,497
10.75%, 02/01/19	71,821	76,128
2.74%, 02/15/19†	5,226,894	5,120,047
4.25%, 06/15/24	1,045,219	1,047,700
7.22%, 07/01/27†	26,916	27,286
5.88%, 06/01/28 STRIP†	237,871	239,538
2.86%, 12/15/30†	1,014,329	1,001,588
6.00%, 04/01/33	1,323,522	1,347,485
4.58%, 06/01/33†	2,289,580	2,303,017
3.98%, 04/01/34†	2,531,777	2,530,480
4.39%, 10/01/34†	805,082	805,365
4.72%, 08/01/35†	2,440,054	2,461,392
4.80%, 08/01/35†	1,626,858	1,644,385
4.82%, 10/01/35†	1,067,788	1,074,097
5.03%, 12/01/35†	5,453,531	5,510,130
5.83%, 04/01/36†	3,411,133	3,476,029
37.59%, 04/15/38†	11,768,642	997,575
5.50%, 07/14/38 TBA	1,000,000	985,000
Federal Housing Authority
7.43%, 09/01/22	1,603	1,635
Federal National Mortgage Association
6.00%, 08/01/08	946	943
6.50%, 11/01/08	3,284	3,276
5.50%, 12/01/17	6,092,823	6,189,864
4.00%, 07/01/18	166,083	157,903
4.00%, 08/01/18	694,594	660,385
4.00%, 05/01/19	3,758,587	3,561,731
4.00%, 06/01/19	6,355,238	6,022,382
4.00%, 08/01/19	348,969	330,692
4.00%, 10/01/19	1,275,099	1,208,316
4.00%, 11/25/19	730,705	675,420
4.00%, 12/01/19	833,831	790,159
4.00%, 01/01/20	200,861	189,211
4.00%, 07/01/20	45,264	42,639
5.50%, 09/25/24	1,860,915	1,878,759
6.42%, 12/01/24†	91,327	92,137
9.00%, 05/01/25	83,712	92,213
9.00%, 07/01/25	94,923	104,436
6.00%, 02/25/27	2,292,634	2,339,233
5.50%, 11/25/27	3,136,569	3,192,472
3.08%, 05/25/30†	1,949,051	1,934,714
3.26%, 05/25/30†	1,978,141	1,953,742
2.86%, 09/25/30†	59,477	59,274
6.73%, 09/01/31†	74,207	74,616
3.31%, 03/25/32	375,538	359,327
5.50%, 09/25/32	2,900,000	2,934,477
5.46%, 04/01/33†	426,002	435,556
4.24%, 06/01/33†	141,293	141,656
5.50%, 06/01/33	22,457	22,267
5.50%, 07/01/33	19,768	19,601
4.24%, 10/01/33†	1,198,035	1,204,694
5.50%, 10/01/33	113,612	112,651
4.24%, 12/01/33†	348,871	351,930
4.50%, 06/01/34	65,375	60,914
4.50%, 09/01/34	249,681	232,252
4.90%, 09/01/34†	991,755	1,006,393
5.09%, 09/01/34†	705,310	714,120
4.72%, 10/01/34†	1,066,482	1,083,387
5.08%, 10/01/34†	1,200,990	1,224,004
4.50%, 12/01/34	79,018	73,502
4.50%, 02/01/35	2,832,052	2,628,167
4.50%, 03/01/35	1,657,242	1,537,933
4.50%, 04/01/35	2,747,575	2,549,772
4.50%, 05/01/35	791,473	734,493
4.50%, 06/01/35	61,579	57,145
4.85%, 06/01/35†	1,665,559	1,681,933
5.00%, 06/01/35	49,612,170	47,721,675
4.50%, 08/01/35	1,708,492	1,585,494
4.69%, 08/01/35†	5,062,405	5,105,915
4.44%, 09/01/35†	2,492,327	2,498,429
4.50%, 09/01/35	1,054,139	978,249
4.64%, 09/01/35†	3,236,552	3,272,285
7.50%, 09/01/35	1,598,726	1,722,702
4.50%, 10/01/35	643,829	597,478
5.33%, 10/01/35†	2,153,214	2,155,323
4.50%, 11/01/35	675,479	626,850
4.90%, 12/01/35†	226,922	226,441
6.00%, 02/01/36	712,582	720,585
4.50%, 06/01/36	54,850	50,884
4.50%, 07/01/36	805,481	747,241
6.00%, 07/01/36	1,467,082	1,482,182
8.56%, 10/01/36 IOΩ	2,169,765	558,711
5.50%, 01/01/37	7,529,369	7,444,516
43.26%, 03/25/37†	8,025,110	734,577
4.55%, 07/25/37	5,143,973	1,299,821
5.50%, 07/14/38 TBA	13,400,000	13,207,375
6.00%, 07/14/38 TBA	42,000,000	42,367,500
6.22%, 04/01/40†	289,510	295,753
4.99%, 07/01/44†	350,095	349,892
6.50%, 12/31/49	1,752,000	1,778,245
FHLMC Structured Pass-Through Securities
3.60%, 05/25/43†	1,565,766	1,566,101
5.19%, 07/25/44†	2,381,324	2,227,040
First Horizon Alternative Mortgage Securities
4.73%, 06/25/34†	850,610	742,853

42	See Notes to Financial Statements.

	Par	Value
General Electric Capital Commercial Mortgage Corporation
4.09%, 01/10/38	$1,111,082	$1,102,510
5.56%, 06/10/38	591,009	596,420
GMAC Commercial Mortgage Securities, Inc.
7.72%, 03/15/33†	2,029,821	2,096,858
7.18%, 08/15/36†	1,065,246	1,088,090
Government National Mortgage Association
6.00%, 12/15/08	12,880	12,915
6.00%, 02/15/11	44,314	44,705
6.38%, 06/20/17†	19,540	19,890
6.38%, 06/20/21†	9,574	9,766
5.13%, 10/20/27†	69,119	69,381
8.50%, 10/15/29	28,370	31,187
8.50%, 01/15/30	25,312	27,820
3.07%, 02/16/30†	270,346	272,777
8.50%, 03/15/30	4,534	4,983
8.50%, 04/15/30	14,043	15,434
8.50%, 05/15/30	139,656	153,491
8.50%, 06/15/30	15,981	17,564
8.50%, 07/15/30	116,754	128,322
8.50%, 08/15/30	23,084	25,371
8.50%, 09/15/30	2,505	2,753
8.50%, 11/15/30	67,378	74,052
8.50%, 12/15/30	66,375	72,950
8.50%, 02/15/31	42,758	46,924
4.75%, 05/20/34†	1,244,892	1,252,132
4.75%, 06/20/34†	1,705,838	1,715,759
6.00%, 06/15/36	879,489	894,388
5.50%, 04/15/37	6,425,838	6,403,486
6.50%, 09/15/37	562,333	581,591
5.00%, 07/01/38 TBA	4,000,000	3,875,000
6.00%, 07/21/38 TBA	7,500,000	7,612,500
6.50%, 07/21/38 TBA	17,000,000	17,557,804
Greenpoint Mortgage Funding Trust
2.75%, 11/25/45†	431,164	343,716
GS Mortgage Securities Corporation II
6.04%, 08/15/18 144A	290,502	295,965
6.14%, 10/18/30	161,559	161,254
3.04%, 01/10/40 IO 144AΩ†	23,473,681	298,562
GSR Mortgage Loan Trust
5.71%, 06/01/34†	735,995	723,781
4.77%, 09/25/34†	1,834,218	1,771,550
6.01%, 09/25/34†	968,645	872,906
4.54%, 09/25/35†	4,159,362	4,029,074
4.55%, 09/25/35†	2,143,344	2,115,489
5.25%, 10/25/35†	1,255,902	1,221,481
6.02%, 03/25/37†	2,808,373	2,589,556
HarborView Mortgage Loan Trust
2.79%, 11/19/35 STEP	1,594,238	1,211,098
5.30%, 12/19/35†	3,298,267	3,245,891
2.69%, 11/19/36†	2,682,285	1,889,776
2.74%, 11/19/36†	2,247,320	1,310,464
Impac Secured Assets CMN Owner Trust
2.47%, 01/25/37†	870,182	815,137
Indymac Index Mortgage Loan Trust
3.17%, 06/25/37†	958,638	557,425
JP Morgan Mortgage Trust
3.89%, 08/25/34†	2,820,876	2,749,923
5.02%, 02/25/35†	1,041,445	982,449
4.76%, 07/25/35†	3,541,035	3,500,113
LB-UBS Commercial Mortgage Trust
6.16%, 07/14/16	2,165,974	2,207,887
7.95%, 05/15/25†	4,378,929	4,551,193
7.07%, 04/15/37 IO 144AΩ†	18,115,685	193,139
Luminent Mortgage Trust
2.74%, 11/26/35†	2,211,263	1,689,351
MASTR Adjustable Rate Mortgages Trust
4.67%, 12/25/33†	1,323,280	1,297,253
Merrill Lynch Mortgage Investors, Inc.
4.23%, 08/25/34†	2,560,965	2,466,922
MLCC Mortgage Investors, Inc.
2.85%, 03/15/25 STEP	378,209	284,574
4.73%, 12/25/34†	1,832,525	1,782,891
5.40%, 02/25/36 STRIP†	1,912,115	1,848,063
Morgan Stanley Capital I
6.53%, 03/15/31†	1,800,436	1,809,795
5.36%, 12/15/44	3,657,944	3,614,296
NationsLink Funding Corporation
6.32%, 01/20/31	1,351,199	1,353,886
Opteum Mortgage Acceptance Corporation
2.57%, 12/25/35†	1,074,456	1,023,195
2.54%, 07/25/36†	1,097,295	1,031,620
PNC Mortgage Acceptance Corporation
5.91%, 03/12/34	1,001,023	1,007,971
Provident Funding Mortgage Loan Trust
4.05%, 04/25/34†	2,789,907	2,779,064
Residential Accredit Loans, Inc.
3.00%, 01/25/33†	533,147	478,848
Residential Asset Securitization Trust
2.78%, 05/25/35†	1,393,380	1,288,486
Residential Funding Mortgage Securities I
6.50%, 03/25/32	113,763	111,416
Structured Adjustable Rate Mortgage Loan Trust
4.92%, 03/25/34†	1,078,310	1,067,052
5.31%, 08/25/34†	1,344,271	1,217,316
2.78%, 09/25/34†	218,560	193,092
Structured Asset Mortgage Investments, Inc.
5.04%, 10/19/34†	587,092	519,123
2.76%, 05/25/35†	1,152,611	890,820
2.73%, 07/19/35†	190,979	145,932
2.55%, 08/25/36†	630,199	613,722
Structured Asset Securities Corporation
2.65%, 05/25/36†	612,564	596,491
TBW Mortgage Backed Pass Through Certificates
6.01%, 07/25/37 STEP	700,000	559,373

See Notes to Financial Statements.	43

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Thornburg Mortgage Securities Trust
2.51%, 04/25/36†	$1,900,000	$1,883,555
TIAA Retail Commercial Trust
6.68%, 06/19/31 144A†	2,437,876	2,478,603
5.69%, 08/15/39†	2,694,783	2,696,399
Wachovia Bank Commercial Mortgage Trust
4.04%, 02/15/34	1,389,153	1,362,285
5.74%, 05/15/43 STRIP†	1,600,000	1,561,151
Washington Mutual Alternative Mortgage Pass-Through Certificates
2.72%, 05/04/37†	2,744,247	1,936,056
Washington Mutual Mortgage Pass-Through Certificates
3.02%, 12/25/27†	2,890,348	2,636,670
3.92%, 06/25/34†	2,445,096	2,413,352
4.68%, 05/25/35†	3,550,000	3,450,273
6.07%, 10/25/36†	2,747,725	2,665,329
5.35%, 03/25/37†	3,252,562	3,033,124
5.88%, 06/25/37†	3,744,103	3,363,817
4.93%, 06/25/42†	55,640	50,437
2.91%, 01/25/45†	1,214,232	939,266
2.80%, 08/25/45†	579,146	460,769
2.77%, 10/25/45†	612,722	477,065
5.06%, 06/25/46†	2,172,917	1,585,795
4.92%, 05/25/47†	1,152,440	709,511
Washington Mutual Mortgage Securities Corporation
7.45%, 03/25/32†	130,888	122,941
Wells Fargo Mortgage-Backed Securities Trust
4.75%, 04/25/19	2,736,811	2,637,602
3.99%, 01/25/35†	2,160,293	2,109,073
4.54%, 02/25/35†	3,636,520	3,584,837
5.24%, 04/25/36†	3,266,592	3,143,547
5.65%, 07/25/36†	2,516,097	2,434,667
6.00%, 07/25/37	3,425,269	3,416,628

Total Mortgage-Backed Securities (Cost $452,219,804)		440,481,323

MUNICIPAL BONDS — 0.6%
New York City Municipal Water Finance Authority Series A Revenue Bond
5.00%, 06/15/38	1,000,000	1,009,310
Sales Tax Asset Receivable Corporation, New York, Series B Revenue Bond (FSA Insured)
3.60%, 10/15/08	425,000	426,075
State of California General Obligation Bond
5.00%, 11/01/32	3,200,000	3,173,088

Total Municipal Bonds (Cost $4,649,062)		4,608,473

	Number of Contracts
PURCHASED OPTIONS — 0.5%
Call Options — 0.0%
10-Year U.S. Treasury Note Futures, Strike Price $135.00, Expires 08/22/08	100	1,562
15-Year U.S. Treasury Long Bond Futures, Strike Price $142.00, Expires 08/22/08	827	12,922
1-Year Eurodollar Mid-CRV Futures, Strike Price $96.75, Expires 09/12/08	121	45,375
1-Year Eurodollar Mid-CRV Futures, Strike Price $97.75, Expires 09/12/08	121	6,806
2-Year U.S. Treasury Note Futures, Strike Price $111.00, Expires 08/22/08	1,150	17,969
5-Year U.S. Treasury Note Futures, Strike Price $126.00, Expires 08/22/08	283	2,211
5-Year U.S. Treasury Note Futures, Strike Price $129.50, Expires 08/22/08	140	1,094
90-Day Eurodollar Futures, Strike Price $97.375, Expires 09/15/08	74	8,325

		96,264

Call Swaptions — 0.5%
3-Month LIBOR, Strike Price $3.15, Expires 02/02/09	4,080	126,666
3-Month LIBOR, Strike Price $3.50, Expires 02/02/09	1,890	90,435
3-Month LIBOR, Strike Price $3.70, Expires 12/15/08	14,520	897,272
3-Month LIBOR, Strike Price $4.00, Expires 04/20/09	9,700	121,991
3-Month LIBOR, Strike Price $4.18, Expires 04/20/09	29,210	526,193
3-Month LIBOR, Strike Price $5.05, Expires 12/18/09	102	286,984
3-Month LIBOR, Strike Price $7.00, Expires 03/18/09	4,850	1,631,790
Euro vs. U.S. Dollar, Strike Price $1.38, Expires 05/21/10	18,000	317,881
U.S. Dollar vs. Japanese Yen, Strike Price $118.00, Expires 09/16/08	137,000	7,371

		4,006,583

Put Options — 0.0%
10-Year U.S. Treasury Note Futures, Strike Price $92.00, Expires 08/22/08	1,095	17,110
30-Year Federal National Mortgage Association, Strike Price $88.50, Expires 09/04/08	450	17
30-Year Government National Mortgage Association, Strike Price $94.00, Expires 08/13/08	1,700	—

		17,127

Put Swaptions — 0.0%
3-Month LIBOR, Strike Price $5.05, Expires 12/18/09	34	72,754
Euro vs. U.S. Dollar, Strike Price $1.38, Expires 05/21/10	18,000	55,397

		128,151

Total Purchased Options (Cost $9,081,529)		4,248,125

44	See Notes to Financial Statements.

	Shares	Value
MONEY MARKET FUNDS — 14.5%
GuideStone Money Market Fund (GS4 Class)¥	14,990,850	$14,990,850
Northern Institutional Liquid Assets Portfolio§	101,052,603	101,052,603

Total Money Market Funds (Cost $116,043,453)		116,043,453

	Par
U.S. TREASURY OBLIGATIONS — 12.1%
U.S. Treasury Bonds
8.13%, 08/15/19Δ	$3,900,000	5,210,158
4.38%, 02/15/38Δ	5,300,000	5,167,506

		10,377,664

U.S. Treasury Inflationary Index Bonds
2.38%, 01/15/17Δ	1,300,000	1,499,103
2.38%, 01/15/25Δ	1,400,000	1,673,482
2.38%, 01/15/27Δ	200,000	223,376

		3,395,961

U.S. Treasury Notes
3.13%, 11/30/09Δ‡‡	3,050,000	3,082,647
2.63%, 05/31/10Δ	34,515,000	34,547,375
3.88%, 09/15/10Δ	25,388,000	26,054,460
4.50%, 11/15/10Δ	16,800,000	17,494,327
3.50%, 05/31/13Δ	1,500,000	1,511,603

		82,690,412

Total U.S. Treasury Obligations (Cost $95,744,771)		96,464,037

TOTAL INVESTMENTS — 123.0% (Cost $1,003,683,937)		983,131,325

	Number of Contracts
WRITTEN OPTIONS — (0.6)%
Call Options — 0.0%
10-Year U.S. Treasury Note Futures, Strike Price $116.00, Expires 08/22/08	(76)	(41,562)
10-Year U.S. Treasury Note Futures, Strike Price $117.00, Expires 08/22/08	(33)	(11,344)
1-Year Eurodollar Mid-CRV Futures, Strike Price $97.25, Expires 09/12/08	(242)	(37,812)
90-Day Eurodollar Futures, Strike Price $97.875, Expires 09/15/08	(74)	(1,388)

		(92,106)

Call Swaptions — (0.5)%
3-Month LIBOR, Strike Price $4.25, Expires 02/02/09	(1,360)	(179,976)
3-Month LIBOR, Strike Price $4.26, Expires 04/20/09	(3,380)	(170,394)
3-Month LIBOR, Strike Price $4.30, Expires 12/15/08	(4,780)	(625,996)
3-Month LIBOR, Strike Price $4.30, Expires 12/15/08	(60)	(7,858)
3-Month LIBOR, Strike Price $4.44, Expires 04/20/09	(9,420)	(731,546)
3-Month LIBOR, Strike Price $4.60, Expires 02/02/09	(630)	(137,187)
3-Month LIBOR, Strike Price $5.25, Expires 10/27/08	(10)	(57,732)
3-Month LIBOR, Strike Price $5.25, Expires 10/27/08	(7)	(40,413)
3-Month LIBOR, Strike Price $5.25, Expires 10/27/08	(34)	(192,975)
3-Month LIBOR, Strike Price $7.00, Expires 03/18/09	(1,490)	(1,991,884)
Euro vs. U.S. Dollar, Strike Price $1.50, Expires 06/20/13	(160)	(17,360)

		(4,153,321)

Put Options — (0.1)%
10-Year U.S. Treasury Note Futures, Strike Price $110.00, Expires 08/22/08	(76)	(15,438)
10-Year U.S. Treasury Note Futures, Strike Price $113.00, Expires 08/22/08	(33)	(29,391)
1-Year Eurodollar Mid-CRV Futures, Strike Price $96.50, Expires 09/12/08	(159)	(204,712)
90-Day Eurodollar Futures, Strike Price $96.75, Expires 12/15/08	(37)	(27,981)

		(277,522)

Put Swaptions — 0.0%
3-Month LIBOR, Strike Price $5.25, Expires 10/27/08	(34)	(71,574)
3-Month LIBOR, Strike Price $5.25, Expires 10/27/08	(7)	(15,307)
3-Month LIBOR, Strike Price $5.25, Expires 10/27/08	(10)	(21,866)
Euro vs. U.S. Dollar, Strike Price $1.83, Expires 09/20/08	(160)	(15,920)
U.S. Dollar vs. Japanese Yen, Strike Price $100.00, Expires 09/16/08	(68,000)	(48,811)

		(173,478)

Total Written Options (Premiums received $(8,466,251))		(4,696,427)

See Notes to Financial Statements.	45

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
SECURITIES SOLD SHORT — (18.9)%
Mortgage-Backed Securities — (10.3)%
Federal National Mortgage Association
5.00%, 07/01/38 TBA	$(42,000,000)	$(40,254,396)
5.50%, 01/14/38 TBA	(36,800,000)	(36,271,000)
Government National Mortgage Association
5.50%, 07/21/38 TBA	(6,000,000)	(5,970,000)
U.S. Treasury Obligations — (8.6)%
U.S. Treasury Bond
5.00%, 05/15/37	(12,800,000)	(13,760,013)
U.S. Treasury Notes
4.25%, 11/15/17	(36,300,000)	(37,091,231)
3.50%, 02/15/18	(8,800,000)	(8,473,441)
3.63%, 06/30/13	(9,500,000)	(9,517,071)

Total Securities Sold Short (Cost $(149,972,136))		(151,337,152)

Liabilities in Excess of Other Assets — (3.5)%		(27,718,143)

NET ASSETS — 100.0%		$799,379,603

Swap agreements outstanding at June 30, 2008:

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Australian Dollars
Receive fixed rate payments of 7.00% and pay variable rate payments on the three month BBSW floating rate(d)	04/15/09	15,300,000	$(105,892)
Receive fixed rate payments of 7.00% and pay variable rate payments on the three month BBSW floating rate(d)	09/15/09	20,500,000	(177,678)
Receive fixed rate payments of 7.00% and pay variable rate payments on the three month BBSW floating rate(n)	09/15/09	38,500,000	(333,688)
Receive fixed rate payments of 7.50% and pay variable rate payments on the six month LIBOR floating rate(f)	03/15/11	7,100,000	(43,206)

			(660,464)

British Pounds
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 4.25%(k)	06/15/37	1,200,000	(58,534)
Receive fixed rate payments of 4.50% and pay variable rate payments on the six month LIBOR floating rate(m)	09/17/11	6,000,000	(545,265)
Receive fixed rate payments of 4.50% and pay variable rate payments on the six month LIBOR floating rate(b)	09/17/11	4,800,000	(436,212)
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 4.25%(f)	06/15/37	3,400,000	(165,845)

46	See Notes to Financial Statements.

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive fixed rate payments of 4.50% and pay variable rate payments on the six month LIBOR floating rate(g)	09/17/11	30,200,000	$(2,744,500)
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 4.00%(g)	06/15/37	3,200,000	(70,327)

			(4,020,683)

Canadian Dollars
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 4.50%(j)	06/21/38	1,400,000	(8,286)

Euro
Receive fixed rate payments of 4.50% and pay variable rate payments on the six month LIBOR floating rate(f)	06/15/10	12,200,000	(310,116)
Receive fixed rate payments of 2.09% and pay variable rate payments on the France CPI Ex Tobacco(c)	10/15/10	1,500,000	(35,798)
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 5.00%(b)	09/17/38	700,000	(5,231)
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 5.00%(m).	09/17/38	700,000	(5,231)
Receive fixed rate payments of 5.50% and pay variable rate payments on the six month LIBOR floating rate(b)	12/17/10	1,000,000	4,397
Receive fixed rate payments of 5.50% and pay variable rate payments on the six month LIBOR floating rate(k)	12/17/10	4,400,000	19,349
Receive fixed rate payments of 5.50% and pay variable rate payments on the six month LIBOR floating rate(f)	09/15/10	14,200,000	59,266

			(273,364)

Japanese Yen
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 2.00%(m)	12/17/17	130,000,000	(12,930)
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 2.00%(f)	12/17/17	120,000,000	(11,935)
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 2.00%(b)	12/17/17	30,000,000	(2,984)

			(27,849)

U.S. Dollars
Receive variable rate payments on maturity and pay fixed rate payments of 4.50%(j)	01/23/09	$4,300,000	532,793
Receive fixed rate payments of 0.55% and pay floating par in the event of default on Deutsche Bank AG(m)	12/20/08	3,200,000	2,390
Receive variable rate payments in the event of default on Citigroup, Inc. and pay fixed rate payments of 1.01%(f)	06/20/18	6,400,000	201,467

See Notes to Financial Statements.	47

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive variable rate payments in the event of default on Nabors Industries and pay fixed rate payments of 0.63%(d)	03/20/18	$3,300,000	$63,407
Receive variable rate payments in event of default on the Dow Jones CDX IG9 Index and pay fixed rate payments of 0.80%(g)	12/20/17	7,100,000	284,617
Receive floating par in the event of default on the Dow Jones CDX HVOL7 Index and pay fixed rate payments of 0.75%(b)	12/20/11	9,000,000	761,554
Receive floating par in the event of default on the Dow Jones CDX IG9 Index and pay fixed rate payments of 0.80%(k)	12/20/17	5,400,000	216,470
Receive floating par in the event of default on Target Corporation BP MYC, 5.88% due 03/01/12 and pay fixed rate payments of 0.11%(k)	06/20/12	900,000	16,758
Receive floating par in the event of default on the Dow Jones CDX HY-8 Index and pay fixed rate payments of 1.63%(d)	06/20/12	4,900,000	390,288
Receive variable rate payments in the event of default on the Dow Jones CDX IG9 Index and pay fixed rate payments of 0.60%(g)	12/20/12	1,500,000	50,231
Receive variable rate payments in the event of default on the Dow Jones CDX IG9 Index and pay fixed rate payments of 0.80%(b)	12/20/17	2,500,000	100,217
Receive variable rate payments in the event of default on the Dow Jones CDX IG9 Index and pay fixed rate payments of 0.80%(m)	12/20/17	2,100,000	84,183
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR floating rate(m)	12/17/13	7,300,000	(150,901)
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR floating rate(d)	12/17/13	21,800,000	(450,637)
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR floating rate(k)	12/17/13	27,900,000	(576,733)
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 4.00%(m)	12/17/10	121,700,000	(149,131)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(k)	12/17/38	9,000,000	(50,178)
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR floating rate(f)	12/17/13	8,500,000	(175,707)
Receive floating par in the event of default on American Electric Power and pay fixed rate payments of 6.26%(d)	06/20/15	1,600,000	7,665

48	See Notes to Financial Statements.

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive floating par in the event of default on the Dow Jones CDX IG7 Index and pay fixed rate payments of 0.65%(k)	12/20/16	$3,600,000	$194,517
Receive floating par in the event of default on Autozone, 5.88% due 10/15/12 and pay fixed rate payments of 0.64%(m)	06/20/17	600,000	18,593
Receive floating par in the event of default on Autozone, 5.88% due 10/15/12 and pay fixed rate payments of 0.64%(m)	06/20/17	500,000	15,321
Receive floating par in the event of default on Autozone, 5.88% due 10/15/12 and pay fixed rate payments of 0.67%(m)	06/20/17	1,300,000	37,578
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(j)	12/17/23	2,900,000	(15,599)
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(f)	12/17/15	37,000,000	(804,303)
Receive floating par in the event of default on the Bear Stearns Co., Inc. and pay fixed rate payments of 2.20%(i)	03/20/18	1,600,000	(134,349)
Receive floating par in the event of default on Bear Stearns Co., Inc. and pay fixed rate payments of 2.18%(c)	03/20/18	1,700,000	(140,264)
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(d)	12/17/15	8,100,000	(176,077)
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(m)	12/17/23	15,800,000	(84,989)
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(m)	12/17/15	3,400,000	(73,909)
Receive floating par in the event of default on Morgan Stanley ABS Capital I, 7.02% due 12/27/33 and pay fixed rate payments of 0.54%(k)	12/27/33	658,458	145,621
Receive floating par in the event of default on Long Beach Mortgage Trust, 6.72% due 02/25/34 and pay fixed rate payments of 0.49%(b)	02/25/34	860,618	146,546
Receive floating par in the event of default on Specialty Underwriting & Residential Finance, 6.62% due 02/25/35 and pay fixed rate payments of 0.59%(b)	02/25/35	1,024,593	138,111
Receive floating par in the event of default on Structured Asset Investment Loan Trust, 6.14% due 02/25/35 and pay fixed rate payments of 0.61%(b)	02/25/35	1,137,620	1,035,993
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(d)	12/17/18	2,400,000	36,552

See Notes to Financial Statements.	49

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR floating rate(m)	06/17/10	$205,300,000	$66,745
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR floating rate(k)	06/17/10	158,000,000	51,367

			1,616,207

			$(3,374,439)

PORTFOLIO SUMMARY (based on net assets)
%
Mortgage-Backed Securities	55.1
Futures Contracts	25.1
Corporate Bonds	14.5
Money Market Funds	14.5
U.S. Treasury Obligations	12.1
Asset-Backed Securities	11.7
Agency Obligations	6.5
Foreign Bonds	5.1
Commercial Paper	2.4
Municipal Bonds	0.6
Purchased Options	0.5
Swap Agreements	(0.4)
Written Options	(0.6)
Forward Foreign Currency Contracts	(1.1)
Securities Sold Short	(18.9)

131.1

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Assets:
Level 1 — Quoted Prices	$119,841,405	$(987,003)
Level 2 — Other Significant Observable Inputs	858,641,073	(220,643)
Level 3 — Significant Unobservable Inputs	4,648,847	—

Total Assets	$983,131,325	$(1,207,646)

Liabilities:
Level 1 — Quoted Prices	$(4,390,642)	$—
Level 2 — Other Significant Observable Inputs	(151,642,937)	(3,374,439)
Level 3 — Significant Unobservable Inputs	—	—

Total Liabilities	$(156,033,579)	$(3,374,439)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.
**	The fair value of Level 3 securities is equal to 0.58% of the Fund’s Net Assets. The fair value of the Level 3 securities does not have a significant impact on the amounts reported.

50	See Notes to Financial Statements.

Medium-Duration Bond Fund SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 8.2%
Federal Home Loan Bank
2.11%, 07/02/08	$6,600,000	$6,599,613
2.17%, 07/02/08	13,200,000	13,199,204
2.12%, 07/07/08	400,000	399,859
2.21%, 07/11/08	32,700,000	32,679,926
2.21%, 07/16/08	18,300,000	18,283,149
2.20%, 07/18/08	8,000,000	7,991,689
2.34%, 09/10/08	2,200,000	2,189,955
4.63%, 10/10/12	890,000	912,438
Federal Home Loan Mortgage Corporation
5.25%, 07/18/11	3,160,000	3,310,030
5.63%, 11/23/35	1,260,000	1,258,531
Federal National Mortgage Association
1.38%, 12/15/08‡‡	367,000	362,769
2.28%, 12/15/08‡‡	22,000	21,746
Government National Mortgage Association
5.50%, 07/21/38	2,400,000	2,388,000
Tennessee Valley Authority
5.38%, 04/01/46	1,800,000	1,823,848

Total Agency Obligations (Cost $91,431,094)		91,420,757

ASSET-BACKED SECURITIES — 3.7%
Amortizing Residential Collateral Trust
3.18%, 04/25/32†	51,236	34,848
Argent Securities, Inc.
2.53%, 10/25/36†	652,962	634,584
Asset-Backed Securities Corporation Home Equity
2.76%, 09/25/34†	168,112	143,973
Bayview Financial Acquisition Trust
3.06%, 02/28/44†	728,610	653,679
Bear Stearns Asset-Backed Securities, Inc.
6.00%, 02/01/36	4,329,011	3,773,006
6.50%, 02/01/36	4,174,444	3,276,939
Chase Issuance Trust
3.12%, 11/15/11†	4,400,000	4,410,127
CIT Mortgage Loan Trust
4.35%, 09/25/24 144A†	800,000	420,000
3.90%, 10/25/37 144A†	1,417,657	1,275,891
4.15%, 10/25/37 144A†	430,000	279,500
Countrywide Home Equity Loan Trust
2.76%, 05/15/29†	526,303	330,481
2.71%, 12/15/35†	1,483,382	871,902
2.61%, 08/15/36†	2,205,565	1,392,053
Daimler Chrysler Auto Trust
3.98%, 09/10/12†	4,300,000	4,342,777
EMC Mortgage Loan Trust
3.03%, 11/25/41 144A†	291,528	287,075
FBR Securitization Trust
2.74%, 10/25/35 STEP	2,799,191	2,720,624
Ford Credit Auto Owner Trust
3.37%, 01/15/11†	2,100,000	2,105,982
Franklin Auto Trust
4.03%, 06/20/12†	700,000	698,693
GMAC Mortgage Corporation Loan Trust
7.00%, 09/25/37	663,717	499,740
HFC Home Equity Loan Asset-Backed Certificates
4.00%, 11/20/36†	1,425,695	1,202,702
Lehman XS Trust
2.78%, 11/25/35†	1,470,826	1,110,303
3.20%, 11/25/35†	1,193,781	894,954
2.75%, 02/25/36†	1,514,301	1,149,129
Madison Avenue Manufactured Housing Contract
2.83%, 09/25/08†	881,832	778,705
Morgan Stanley Dean Witter Credit Corporation HELOC Trust
2.79%, 07/25/17 STEP	132,289	89,501
Nelnet Student Loan Trust
2.93%, 01/26/15†	258,523	258,433
4.10%, 04/25/24†	780,000	782,028
Provident Bank Home Equity Loan Trust
3.02%, 08/25/31†	175,574	118,348
Residential Asset Mortgage Products, Inc.
2.96%, 03/25/34 STEP	454,648	359,527
Residential Funding Securities Corporation
2.93%, 06/25/33 144A†	591,626	461,006
Salomon Brothers Mortgage Securities VII
2.96%, 03/25/28 STEP	65,929	64,676
Securitized Asset-Backed Receivables LLC Trust
2.62%, 02/25/37†	4,130,967	2,797,434
Structured Asset Securities Corporation
2.78%, 04/25/31 144A†	3,845,605	2,881,201

Total Asset-Backed Securities (Cost $49,189,960)		41,099,821

COMMERCIAL PAPER — 1.4%
General Electric Capital Corporation
2.40%, 08/01/08
(Cost $15,268,380)	15,300,000	15,268,380

CORPORATE BONDS — 25.9%
Ace INA Holdings, Inc.
5.80%, 03/15/18Δ	575,000	553,571
AES Corporation
8.75%, 05/15/13 144A	325,000	338,812
7.75%, 10/15/15Δ	270,000	267,300
8.00%, 10/15/17Δ	1,490,000	1,467,650
Allied Waste North America, Inc.
7.13%, 05/15/16Δ	125,000	125,000
Allstate Life Global Funding Trusts
5.38%, 04/30/13	400,000	398,850
American Achievement Corporation
8.25%, 04/01/12	30,000	29,550
American Electric Power Co., Inc.
5.25%, 06/01/15	2,300,000	2,218,166

See Notes to Financial Statements.	51

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
American Express Bank UT
6.00%, 09/13/17	$3,100,000	$2,996,258
American Express Co.
7.00%, 03/19/18	2,500,000	2,535,118
6.80%, 09/01/49†Δ	1,340,000	1,240,770
American Express Credit Corporation
5.88%, 05/02/13Δ	4,300,000	4,279,394
American General Finance Corporation
6.90%, 12/15/17	780,000	680,945
American International Group, Inc.
5.85%, 01/16/18Δ	1,220,000	1,144,997
6.25%, 03/15/37Δ	805,000	631,935
AmerisourceBergen Corporation
5.88%, 09/15/15Δ	130,000	127,638
Ameritech Capital Funding Corporation
6.25%, 05/18/09	100,000	101,310
AMFM, Inc.
8.00%, 11/01/08	1,075,000	1,091,064
Anadarko Petroleum Corporation
3.18%, 09/15/09†	1,070,000	1,058,059
6.45%, 09/15/36	140,000	138,637
ANZ Capital Trust I
4.48%, 01/29/49 144A	125,000	121,090
ANZ Capital Trust II
5.36%, 12/29/49 144A	800,000	728,482
ASIF Global Financing XIX
4.90%, 01/17/13 144A	100,000	96,171
Astoria Financial Corporation
5.75%, 10/15/12	450,000	419,568
AT&T, Inc.
5.10%, 09/15/14Δ	550,000	539,856
5.50%, 02/01/18	7,700,000	7,475,029
6.40%, 05/15/38	275,000	264,105
BAC Capital Trust XIV
5.63%, 12/31/49†	40,000	31,238
Bank of America Corporation
2.97%, 10/14/16†Δ	1,700,000	1,539,748
5.75%, 12/01/17	3,130,000	2,944,648
5.65%, 05/01/18	5,925,000	5,541,676
8.13%, 12/15/49†	20,000	18,930
8.00%, 12/29/49†Δ	12,300,000	11,542,197
Bank of America NA
3.37%, 05/12/10†	4,100,000	4,083,776
Bear Stearns Co., Inc.
6.95%, 08/10/12	900,000	936,625
6.40%, 10/02/17	750,000	742,420
7.25%, 02/01/18	3,260,000	3,407,896
BellSouth Capital Funding
7.88%, 02/15/30	460,000	509,503
BellSouth Corporation
4.75%, 11/15/12Δ	40,000	39,347
6.88%, 10/15/31	10,000	10,018
Boardwalk Pipelines LP
5.88%, 11/15/16	625,000	601,009
Boeing Co.
6.63%, 02/15/38	210,000	223,952
Caterpillar Financial Services Corporation
3.56%, 06/24/11†	3,800,000	3,797,997
CenterPoint Energy Resources Corporation
5.95%, 01/15/14	525,000	515,242
Chesapeake Energy Corporation
6.25%, 01/15/18	140,000	129,500
7.25%, 12/15/18	205,000	200,388
Chubb Corporation
6.50%, 05/15/38	150,000	143,798
6.38%, 03/29/49†	375,000	343,588
CitiFinancial, Inc.
6.63%, 06/01/15	300,000	296,746
Citigroup, Inc.
5.50%, 04/11/13	1,780,000	1,739,035
5.85%, 07/02/13Δ	1,050,000	1,040,377
5.50%, 02/15/17	1,160,000	1,059,623
6.13%, 05/15/18Δ	8,700,000	8,340,716
6.88%, 03/05/38Δ	1,965,000	1,902,071
8.40%, 04/30/49†	425,000	404,540
Citizens Communications Co.
9.25%, 05/15/11Δ	415,000	431,600
7.88%, 01/15/27	150,000	132,000
Clear Channel Communications, Inc.
4.25%, 05/15/09	250,000	241,300
5.50%, 09/15/14	765,000	459,535
Comcast Cable Communications Holdings, Inc.
6.75%, 01/30/11	230,000	238,415
8.38%, 03/15/13	225,000	247,915
9.46%, 11/15/22	275,000	333,170
Comcast Corporation
6.50%, 01/15/17	60,000	60,454
5.70%, 05/15/18Δ	1,890,000	1,796,396
Comcast Holdings Corporation
10.63%, 07/15/12	550,000	632,680
Commonwealth Edison Co.
5.40%, 12/15/11	650,000	652,594
5.90%, 03/15/36	200,000	181,151
Community Health Systems, Inc.
8.88%, 07/15/15Δ	405,000	409,556
Complete Production Services, Inc.
8.00%, 12/15/16Δ	280,000	281,050
ConocoPhillips
8.75%, 05/25/10	230,000	250,408
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,570,000	1,726,801
Countrywide Home Loans, Inc.
6.25%, 04/15/09Δ	375,000	369,474
5.63%, 07/15/09	2,100,000	2,048,392
4.13%, 09/15/09	475,000	453,794
Cox Communications, Inc.
4.63%, 01/15/10Δ	800,000	795,877
CSC Holdings, Inc.
7.63%, 04/01/11Δ	590,000	581,150
6.75%, 04/15/12Δ	60,000	56,700
CVS Pass-Through Trust
6.94%, 01/10/30 144A	995,518	959,436
Daimler Finance NA LLC
5.88%, 03/15/11Δ	590,000	597,958
5.75%, 09/08/11Δ	900,000	918,431
7.30%, 01/15/12	550,000	582,487
6.50%, 11/15/13	100,000	103,814

52	See Notes to Financial Statements.

	Par	Value
DaVita, Inc.
6.63%, 03/15/13 144AΔ	$310,000	$299,150
Dean Foods Co.
7.00%, 06/01/16Δ	375,000	327,187
Delta Air Lines, Inc.
6.82%, 08/10/22	486,420	396,432
DI Finance
9.50%, 02/15/13	90,000	90,000
DirecTV Holdings LLC
8.38%, 03/15/13	155,000	160,425
Dominion Resources, Inc.
5.13%, 12/15/09	230,000	232,651
3.83%, 06/17/10†	4,000,000	4,004,648
4.75%, 12/15/10	70,000	70,489
5.70%, 09/17/12Δ	1,230,000	1,250,026
DRS Technologies, Inc.
6.63%, 02/01/16Δ	90,000	91,800
Dryden Investor Trust
7.16%, 07/23/08 144A	240,754	240,952
Duke Energy Corporation
5.63%, 11/30/12Δ	580,000	597,365
Dynegy Holdings, Inc.
7.75%, 06/01/19	395,000	361,425
Eastman Kodak Co.
7.25%, 11/15/13Δ	490,000	478,975
EchoStar DBS Corporation
7.00%, 10/01/13Δ	10,000	9,575
6.63%, 10/01/14	30,000	27,825
7.13%, 02/01/16	200,000	185,500
Edison Mission Energy
7.00%, 05/15/17Δ	240,000	225,600
7.20%, 05/15/19Δ	320,000	300,000
7.63%, 05/15/27	120,000	108,300
El Paso Corporation
7.00%, 06/15/17Δ	890,000	875,482
8.05%, 10/15/30Δ	400,000	411,006
7.80%, 08/01/31Δ	950,000	961,459
7.75%, 01/15/32Δ	99,000	99,672
El Paso Natural Gas Co.
7.50%, 11/15/26	300,000	306,472
8.38%, 06/15/32	210,000	235,558
El Paso Performance-Linked Trust
7.75%, 07/15/11 144A	1,460,000	1,478,151
Electronic Data Systems Corporation
7.13%, 10/15/09	1,000,000	1,031,582
Energy Future Holdings Corporation
6.50%, 11/15/24	370,000	274,837
6.55%, 11/15/34Δ	1,620,000	1,188,396
Energy Transfer Partners LP
5.65%, 08/01/12	275,000	277,523
5.95%, 02/01/15	975,000	961,360
6.70%, 07/01/18	1,180,000	1,189,815
Entergy Gulf States, Inc.
3.43%, 12/08/08 144A†Δ	881,000	880,523
Enterprise Products Operating LP
4.95%, 06/01/10	650,000	650,151
7.03%, 01/15/38†	350,000	306,498
8.38%, 08/01/45†	350,000	350,406
Exelon Corporation
5.63%, 06/15/35Δ	675,000	583,657
Ferro Corporation
9.13%, 01/01/09	375,000	388,702
FirstEnergy Corporation
6.45%, 11/15/11	60,000	61,612
7.38%, 11/15/31Δ	1,490,000	1,624,914
Fiserv, Inc.
6.13%, 11/20/12	575,000	578,454
Ford Motor Co.
7.45%, 07/16/31	550,000	323,125
Ford Motor Credit Co.
7.38%, 10/28/09	650,000	592,182
5.70%, 01/15/10	125,000	106,683
7.88%, 06/15/10Δ	500,000	431,762
10.94%, 06/15/11†Δ	607,000	494,257
8.00%, 12/15/16	1,300,000	946,092
Ford Motor Credit Co., LLC
12.00%, 05/15/15	1,320,000	1,162,440
Forest City Enterprises, Inc.
7.63%, 06/01/15Δ	20,000	18,700
6.50%, 02/01/17	70,000	61,250
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	1,420,000	1,500,429
Freescale Semiconductor, Inc.
8.88%, 12/15/14Δ	75,000	61,312
General Electric Capital Corporation
5.45%, 01/15/13Δ	150,000	153,279
General Electric Co.
5.00%, 02/01/13	920,000	927,561
General Motors Acceptance Corporation
5.85%, 01/14/09Δ	220,000	208,933
5.63%, 05/15/09Δ	1,490,000	1,379,865
7.75%, 01/19/10Δ	500,000	427,710
6.88%, 09/15/11	2,315,000	1,664,585
6.75%, 12/01/14	1,900,000	1,256,305
8.00%, 11/01/31Δ	200,000	130,373
General Motors Corporation
8.25%, 07/15/23Δ	210,000	123,375
8.38%, 07/05/33(E)	170,000	145,005
Georgia Gulf Corporation
9.50%, 10/15/14Δ	60,000	45,150
Georgia-Pacific Corporation
8.13%, 05/15/11	4,000	3,970
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18Δ	1,470,000	1,467,129
Glen Meadow Pass-Through Trust
6.51%, 02/12/47 144A†	600,000	518,839
Goldman Sachs Capital II
5.79%, 12/29/49†	60,000	41,755
Goldman Sachs Group LP
4.50%, 06/15/10Δ	930,000	931,678
Goldman Sachs Group, Inc.
5.75%, 10/01/16Δ	1,900,000	1,845,822
6.25%, 09/01/17Δ	4,000,000	3,961,060
5.95%, 01/18/18	3,500,000	3,365,848
GrafTech Finance, Inc.
10.25%, 02/15/12Δ	139,000	144,560

See Notes to Financial Statements.	53

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
HCA, Inc.
6.30%, 10/01/12	$32,000	$28,880
9.13%, 11/15/14Δ	60,000	61,500
6.50%, 02/15/16Δ	686,000	574,525
9.25%, 11/15/16	480,000	495,600
9.63%, 11/15/16 PIK	466,000	481,145
7.69%, 06/15/25	250,000	205,692
Hertz Corporation
8.88%, 01/01/14Δ	115,000	105,800
10.50%, 01/01/16Δ	65,000	59,475
Hess Corporation
7.88%, 10/01/29	260,000	299,015
7.30%, 08/15/31	1,060,000	1,187,339
Host Hotels & Resorts LP
6.75%, 06/01/16	30,000	26,775
HSBC Finance Corporation
8.00%, 07/15/10Δ	440,000	460,324
7.00%, 05/15/12	390,000	404,302
6.38%, 11/27/12	70,000	71,846
Idearc, Inc.
8.00%, 11/15/16	340,000	215,475
ILFC E-Capital Trust II
6.25%, 12/21/45 144A†Δ	280,000	234,037
International Lease Finance Corporation
4.95%, 02/01/11	300,000	284,228
iStar Financial, Inc.
5.13%, 04/01/11Δ	175,000	149,717
5.65%, 09/15/11	250,000	213,900
5.95%, 10/15/13	200,000	164,177
6.50%, 12/15/13Δ	125,000	107,618
JC Penny Co., Inc.
7.40%, 04/01/37	50,000	45,018
John Deere Capital Corporation
3.44%, 06/10/11†Δ	6,100,000	6,098,188
JPMorgan Chase & Co.
5.75%, 01/02/13	320,000	322,388
5.15%, 10/01/15Δ	1,890,000	1,822,501
6.00%, 01/15/18	1,025,000	1,000,279
7.90%, 04/30/49†	875,000	822,876
JPMorgan Chase Bank NA
6.00%, 10/01/17	475,000	462,241
Jupiter Securitization Co., LLC
3.00%, 07/12/10	700,000	697,177
Kansas City Southern Railway
8.00%, 06/01/15Δ	120,000	121,800
Kerr-McGee Corporation
6.95%, 07/01/24	1,000,000	1,039,783
7.88%, 09/15/31	1,830,000	2,135,185
Kinder Morgan Energy Partners LP
6.30%, 02/01/09Δ	150,000	151,543
6.75%, 03/15/11Δ	150,000	154,711
7.13%, 03/15/12	500,000	522,378
5.00%, 12/15/13	200,000	191,906
6.00%, 02/01/17	510,000	504,762
5.95%, 02/15/18	830,000	810,087
6.95%, 01/15/38Δ	60,000	59,737
Kraft Foods, Inc.
6.50%, 08/11/17	300,000	300,893
Kroger Co.
6.15%, 01/15/20	500,000	495,717
L-3 Communications Corporation
7.63%, 06/15/12	250,000	253,125
6.38%, 10/15/15	370,000	347,800
Lamar Media Corporation
7.25%, 01/01/13Δ	110,000	106,288
6.63%, 08/15/15	80,000	73,200
Land O’Lakes, Inc.
9.00%, 12/15/10	125,000	129,375
Lehman Brothers Holdings Capital Trust V
5.86%, 11/29/49†	2,605,000	1,701,101
Lehman Brothers Holdings, Inc.
5.25%, 02/06/12Δ	390,000	369,365
5.38%, 10/17/12(E)	600,000	842,082
5.63%, 01/24/13Δ	2,575,000	2,439,645
6.20%, 09/26/14Δ	925,000	884,000
6.50%, 07/19/17	150,000	138,998
6.75%, 12/28/17	4,340,000	4,084,053
Liberty Media Corporation
7.88%, 07/15/09Δ	10,000	10,147
5.70%, 05/15/13Δ	25,000	22,529
3.75%, 02/15/30 CONV	40,000	20,650
Lincoln National Corporation
7.00%, 05/17/49†	775,000	706,954
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	2,645,000	2,497,245
5.70%, 05/02/17	400,000	352,763
6.40%, 08/28/17Δ	775,000	719,347
Metlife Capital Trust IV
7.88%, 12/15/37 144A	300,000	294,825
MetLife Capital Trust X
9.25%, 04/08/38 144A†	300,000	323,900
MetLife, Inc.
6.40%, 12/15/36	150,000	131,363
Midamerican Energy Holdings Co.
6.13%, 04/01/36Δ	750,000	722,542
5.95%, 05/15/37	150,000	141,188
Mizuho JGB Investment LLC
9.87%, 12/31/49 144A†@	250,000	250,000
Morgan Stanley
4.78%, 05/14/10†	3,100,000	3,089,671
5.63%, 01/09/12	410,000	410,628
5.75%, 08/31/12Δ	3,325,000	3,301,662
3.18%, 10/18/16†	340,000	295,454
5.75%, 10/18/16Δ	3,700,000	3,425,664
5.95%, 12/28/17	450,000	409,228
6.63%, 04/01/18	5,475,000	5,196,788
Nelnet, Inc.
7.40%, 09/29/36†	475,000	310,752
Nevada Power Co.
5.88%, 01/15/15	350,000	351,122
6.65%, 04/01/36	300,000	291,060
New Cingular Wireless Services, Inc.
8.13%, 05/01/12	135,000	147,987
Nextel Communications, Inc.
5.95%, 03/15/14	294,000	236,205
7.38%, 08/01/15	130,000	107,970
Niagara Mohawk Power Corporation
7.75%, 10/01/08	1,340,000	1,351,424
Nortek, Inc.
8.50%, 09/01/14Δ	62,000	39,990

54	See Notes to Financial Statements.

	Par	Value
NRG Energy, Inc.
7.25%, 02/01/14	$285,000	$272,888
7.38%, 02/01/16	80,000	75,500
7.38%, 01/15/17Δ	35,000	33,162
Omnicom Group, Inc.
5.90%, 04/15/16	700,000	685,015
ONEOK Partners LP
6.65%, 10/01/36Δ	375,000	358,527
6.85%, 10/15/37	325,000	318,600
Overseas Private Investment Corporation
3.98%, 07/12/10	3,600,000	3,568,538
4.81%, 07/12/12	3,000,000	2,959,384
Oxford Industries, Inc.
8.88%, 06/01/11	95,000	92,150
Pacific Energy Partners LP
7.13%, 06/15/14	60,000	60,557
Pacific Gas & Electric Co.
6.05%, 03/01/34	580,000	561,038
5.80%, 03/01/37Δ	250,000	233,863
PartnerRe Finance II
6.44%, 12/01/49†	75,000	59,668
Patrons’ Legacy
5.65%, 01/17/17 144A	1,320,891	1,084,121
Peabody Energy Corporation
6.88%, 03/15/13	145,000	146,088
7.88%, 11/01/26	2,000,000	2,020,000
Pemex Project Funding Master Trust
9.13%, 10/13/10	235,000	256,738
6.63%, 06/15/35	159,000	157,665
Phoenix Life Insurance Co.
7.15%, 12/15/34 144A	425,000	422,231
Pricoa Global Funding I
3.00%, 01/30/12 144A†	2,300,000	2,248,229
3.01%, 09/27/13 144A†	1,700,000	1,657,503
Pride International, Inc.
7.38%, 07/15/14	130,000	130,325
Private Export Funding Corporation
5.45%, 09/15/17	3,200,000	3,368,637
Progress Energy, Inc.
5.63%, 01/15/16Δ	150,000	148,655
7.75%, 03/01/31	350,000	401,100
PVNGS II Funding Corporation, Inc.
8.00%, 12/30/15	1,431,000	1,577,072
Qwest Capital Funding, Inc.
7.25%, 02/15/11	200,000	195,000
Qwest Corporation
5.63%, 11/15/08	600,000	601,500
8.88%, 03/15/12	200,000	205,000
7.50%, 06/15/23	500,000	447,500
Rabobank Capital Funding II
5.26%, 12/29/13 144A†	50,000	45,857
Rabobank Capital Funding Trust III
5.25%, 10/31/49 144A†	350,000	301,061
Reinsurance Group of America, Inc.
6.75%, 12/15/35†	250,000	196,855
Residential Capital LLC
6.46%, 04/17/09†	90,000	65,250
6.46%, 05/22/09†	260,000	188,500
8.38%, 06/30/10Δ	600,000	255,000
6.00%, 02/22/11	490,000	193,550
6.50%, 06/01/12	30,000	11,850
RH Donnelley Corporation
8.88%, 10/15/17 144A	115,000	69,000
SemGroup LP
8.75%, 11/15/15 144AΔ	65,000	63,375
Service Corporation International
7.63%, 10/01/18	90,000	90,225
7.50%, 04/01/27	200,000	171,000
Simon Property Group LP REIT
6.13%, 05/30/18	1,000,000	974,574
SLM Corporation
5.45%, 04/25/11Δ	350,000	319,838
5.00%, 10/01/13	350,000	302,969
Sonat, Inc.
7.63%, 07/15/11Δ	460,000	466,655
Southern Natural Gas Co.
8.00%, 03/01/32	400,000	434,069
Sovereign Bank
4.38%, 08/01/13†	525,000	406,741
Sprint Capital Corporation
7.63%, 01/30/11	250,000	245,766
8.38%, 03/15/12Δ	340,000	336,863
6.90%, 05/01/19	30,000	26,373
6.88%, 11/15/28	275,000	229,508
8.75%, 03/15/32Δ	170,000	162,316
Sprint United Telephone Co. of Kansas
6.89%, 07/01/08@	500,000	492,198
Steel Dynamics, Inc.
7.38%, 11/01/12 144A	65,000	65,325
6.75%, 04/01/15Δ	225,000	216,562
Suburban Propane Partners LP
6.88%, 12/15/13Δ	195,000	185,250
Sungard Data Systems, Inc.
9.13%, 08/15/13Δ	120,000	121,800
SunTrust Preferred Capital I
5.85%, 12/31/49†	2,120,000	1,543,411
Swiss Re Capital I LP
6.85%, 05/29/49 144A†	650,000	573,963
Target Corporation
7.00%, 01/15/38	4,400,000	4,525,545
Tenet Healthcare Corporation
9.88%, 07/01/14	7,000	7,070
9.25%, 02/01/15Δ	1,382,000	1,361,270
Tennessee Gas Pipeline Co.
7.00%, 10/15/28	175,000	171,545
7.63%, 04/01/37	50,000	52,289
TEPPCO Partners LP
6.65%, 04/15/18Δ	650,000	658,966
Terex Corporation
7.38%, 01/15/14	90,000	89,100
Time Warner Cable, Inc.
5.40%, 07/02/12	1,100,000	1,089,855
6.55%, 05/01/37	325,000	300,247
Time Warner, Inc.
2.92%, 11/13/09†	7,600,000	7,387,975
6.88%, 05/01/12	110,000	112,629
7.70%, 05/01/32	600,000	615,973
Time Warner Entertainment Co. LP
8.38%, 07/15/33	590,000	640,277

See Notes to Financial Statements.	55

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Toronto Dominion Bank NY
7.20%, 06/15/18Δ	$240,000	$238,211
Transocean, Inc.
2.87%, 09/05/08†	2,000,000	1,997,456
7.50%, 04/15/31	325,000	356,931
6.80%, 03/15/38	450,000	461,714
Travelers Cos., Inc.
6.25%, 03/15/37†	400,000	344,207
TXU Corporation
5.55%, 11/15/14Δ	120,000	94,545
Unilever Capital Corporation
7.13%, 11/01/10	285,000	304,292
Union Pacific Corporation
6.65%, 01/15/11Δ	260,000	271,530
United Air Lines, Inc.
9.21%, 01/21/17#@	107,258	617
9.56%, 10/19/18#@	190,819	86,345
United Parcel Service, Inc.
4.50%, 01/15/13Δ	1,480,000	1,484,492
UnitedHealth Group, Inc.
4.88%, 02/15/13Δ	370,000	358,391
4.88%, 04/01/13	410,000	394,347
Ventas Realty LP
8.75%, 05/01/09	70,000	71,750
9.00%, 05/01/12	40,000	42,100
6.50%, 06/01/16	70,000	67,200
Verizon Communications, Inc.
5.55%, 02/15/16	2,100,000	2,048,621
6.10%, 04/15/18	640,000	636,534
5.85%, 09/15/35Δ	600,000	530,510
6.40%, 02/15/38	675,000	630,335
Verizon Global Funding Corporation
7.38%, 09/01/12Δ	290,000	313,177
4.38%, 06/01/13Δ	140,000	134,804
Visteon Corporation
8.25%, 08/01/10	28,000	25,060
12.25%, 12/31/16	70,000	56,350
Wachovia Bank NA
2.84%, 03/23/09†	750,000	746,897
Wachovia Capital Trust III
5.80%, 08/29/49†	580,000	394,622
Wachovia Corporation
5.25%, 08/01/14Δ	1,850,000	1,724,701
5.75%, 02/01/18	1,120,000	1,022,607
7.98%, 02/15/49†Δ	7,600,000	6,999,980
Waste Management, Inc.
7.75%, 05/15/32	980,000	1,093,407
WEA Finance LLC
7.13%, 04/15/18 144A	500,000	513,448
WellPoint, Inc.
5.88%, 06/15/17Δ	720,000	697,131
Wells Fargo & Co.
4.38%, 01/31/13	600,000	581,578
Wells Fargo Capital X
5.95%, 12/15/36Δ	200,000	182,019
Wells Fargo Capital XIII
7.70%, 12/29/49†	850,000	845,764
Westlake Chemical Corporation
6.63%, 01/15/16Δ	85,000	71,825
Weyerhaeuser Co.
6.75%, 03/15/12	735,000	757,607
Williams Cos., Inc.
7.50%, 01/15/31Δ	20,000	20,325
7.75%, 06/15/31	200,000	209,000
8.75%, 03/15/32	983,000	1,120,620
Windstream Corporation
8.63%, 08/01/16Δ	630,000	631,575
Xerox Corporation
7.13%, 06/15/10	250,000	258,314
6.75%, 02/01/17	70,000	70,661
XTO Energy, Inc.
7.50%, 04/15/12	43,000	46,172
5.50%, 06/15/18Δ	1,120,000	1,071,588
ZFS Finance USA Trust I
6.15%, 12/15/49 144A†	525,000	479,065

Total Corporate Bonds (Cost $299,811,818)		288,035,810

FOREIGN BONDS — 7.9%
Argentina — 0.1%
Republic of Argentina
3.09%, 08/03/12†	1,060,000	563,178
7.00%, 09/12/13	450,000	340,388

		903,566

Australia — 0.2%
National Australia Bank, Ltd.
3.21%, 02/08/10 144A†	2,100,000	2,100,519
QBE Insurance Group, Ltd.
5.65%, 07/01/23 144A†@	525,000	515,750

		2,616,269

Bermuda — 0.5%
Arch Capital Group, Ltd.
7.35%, 05/01/34	400,000	422,607
Aspen Insurance Holdings, Ltd.
6.00%, 08/15/14	325,000	309,024
Catlin Insurance Co., Ltd.
7.25%, 12/31/49 144A†@	375,000	274,118
Endurance Specialty Holdings, Ltd.
6.15%, 10/15/15	425,000	402,808
Intelsat Bermuda, Ltd.
9.25%, 06/15/16	60,000	60,750
Merna Reinsurance, Ltd.
4.55%, 07/07/10 144A†	950,000	903,165
Tyco International Group SA
6.13%, 11/01/08	90,000	90,290
6.00%, 11/15/13	2,920,000	2,820,714

		5,283,476

Brazil — 0.1%
Petrobras International Finance Co.
6.13%, 10/06/16Δ	870,000	874,350

Canada — 0.6%
Anadarko Finance Co.
7.50%, 05/01/31	460,000	494,482
Bombardier, Inc.
7.25%, 11/15/16 144A(E)@	250,000	376,885
Canadian Government Inflationary Index
4.00%, 12/01/31(C)	230,000	422,569

56	See Notes to Financial Statements.

	Par	Value
Canadian Natural Resources, Ltd.
5.70%, 05/15/17Δ	$225,000	$220,800
5.85%, 02/01/35	50,000	45,165
6.50%, 02/15/37	450,000	439,793
6.25%, 03/15/38	150,000	141,183
Conoco Funding Co.
7.25%, 10/15/31	315,000	361,624
Encana Corporation
6.50%, 02/01/38Δ	725,000	719,489
General Motors Nova Scotia Finance Co.
6.85%, 10/15/08Δ	1,670,000	1,619,900
Hydro Quebec
6.30%, 05/11/11	305,000	324,624
Nexen, Inc.
5.88%, 03/10/35	800,000	716,736
OPTI Canada, Inc.
8.25%, 12/15/14Δ	125,000	125,000
Rogers Cable, Inc.
5.50%, 03/15/14Δ	250,000	240,947
6.75%, 03/15/15	10,000	10,213
Rogers Wireless, Inc.
6.38%, 03/01/14	90,000	90,210
Sun Media Corporation
7.63%, 02/15/13	90,000	87,525

		6,437,145

Cayman Islands — 0.5%
MUFG Capital Finance 1, Ltd.
6.35%, 07/25/25†	450,000	397,305
Petroleum Export, Ltd.
4.62%, 06/15/10 144A	400,000	397,404
4.63%, 06/15/10 144A	533,333	529,918
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 07/30/49 144A†	690,000	637,991
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/49 144A†Δ	1,130,000	794,686
Systems 2001 Asset Trust LLC
6.66%, 09/15/13 144A	753,304	775,605
Vale Overseas, Ltd.
8.25%, 01/17/34	40,000	43,477
6.88%, 11/21/36	1,491,000	1,392,199
Willow Re, Ltd.
10.49%, 06/16/10 144A†	300,000	300,783

		5,269,368

Chile — 0.0%
Codelco, Inc.
4.75%, 10/15/14 144A	210,000	202,218

France — 0.1%
AXA SA
6.46%, 12/14/18 144A†	150,000	120,207
Compagnie Generale de Geophysique - Veritas
7.50%, 05/15/15(E)	200,000	200,500
7.75%, 05/15/17	155,000	155,968
French Government Bond
5.75%, 10/25/32(E)	500,000	865,610
Legrand SA
8.50%, 02/15/25	250,000	281,746

		1,624,031

Germany — 0.9%
Deutsche Bank AG
6.00%, 09/01/17	3,100,000	3,117,980
Deutsche Bundesrepublik
3.75%, 01/04/15(E)	1,450,000	2,168,966
6.25%, 01/04/30(E)	500,000	918,436
4.25%, 07/04/39(E)	2,800,000	3,988,305

		10,193,687

Hungary — 0.1%
Hungary Government Bond
6.00%, 10/24/12(H)Δ	162,630,000	964,656

Iceland — 0.5%
Glitnir Banki HF
6.33%, 07/28/11 144A	600,000	486,978
6.38%, 09/25/12 144A	580,000	498,965
6.69%, 06/15/16 144A†	1,000,000	643,450
7.45%, 09/14/16 144A†	100,000	60,263
Kaupthing Bank HF
5.75%, 10/04/11 144A	250,000	202,538
7.63%, 02/28/15 144A@	2,490,000	2,081,770
7.13%, 05/19/16 144A	350,000	246,982
Landsbanki Islands HF
6.10%, 08/25/11 144A	1,500,000	1,323,348

		5,544,294

India — 0.1%
ICICI Bank, Ltd.
6.38%, 04/30/22 144A†Δ	1,048,000	944,023

Ireland — 0.1%
DEPFA ACS Bank
5.13%, 03/16/37 144A	800,000	762,643
VTB 24 Capital PLC
6.54%, 12/07/09	370,000	359,899

		1,122,542

Italy — 0.1%
Telecom Italia Capital SA
6.20%, 07/18/11	150,000	153,063
5.25%, 11/15/13	165,000	156,045
4.95%, 09/30/14Δ	835,000	765,236
5.25%, 10/01/15	130,000	119,145

		1,193,489

Japan — 0.1%
Aiful Corporation
5.00%, 08/10/10 144A	600,000	534,001
Resona Bank, Ltd.
4.13%, 06/27/49 144A(E)†@	500,000	651,894
5.85%, 07/15/49 144A†@	475,000	409,201

		1,595,096

Luxembourg — 1.3%
ArcelorMittal
6.13%, 06/01/18 144A	800,000	783,235
Enel Finance International SA
5.70%, 01/15/13 144A@Δ	700,000	708,581
Evraz Group SA
8.88%, 04/24/13 144A	680,000	684,216
FMC Finance III SA
6.88%, 07/15/17	250,000	246,875

See Notes to Financial Statements.	57

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Gaz Capital for Gazprom
6.21%, 11/22/16 144A	$840,000	$786,912
6.51%, 03/07/22 144A	640,000	576,000
GazInvest Luxemburg SA for Gazprombank
7.25%, 10/30/08	700,000	706,335
Hellas Telecommunications SA
8.25%, 10/15/12(E)†	375,000	547,911
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%, 05/15/17 144A	1,240,000	1,147,186
TNK-BP Finance SA
7.50%, 07/18/16 144A	780,000	739,986
6.63%, 03/20/17 144A	260,000	230,750
7.88%, 03/13/18 144A	340,000	328,950
Tyco Electronics Group SA
6.00%, 10/01/12	250,000	252,663
Unicredito Luxembourg Finance SA
2.97%, 10/24/08 144A†	4,000,000	3,997,528
Vimpel Communications
8.38%, 04/30/13 144A	850,000	838,770
VTB Capital SA
3.38%, 08/01/08†	800,000	799,421
3.38%, 08/01/08 144A†	970,000	961,512
6.61%, 10/31/12 144A	400,000	390,480

		14,727,311

Marshall Islands — 0.0%
Teekay Shipping Corporation
8.88%, 07/15/11	176,000	191,180

Mexico — 0.3%
America Movil Sab de CV
5.50%, 03/01/14	300,000	296,504
5.63%, 11/15/17	460,000	445,322
United Mexican States
6.75%, 09/27/34	2,001,000	2,128,063

		2,869,889

Netherlands — 0.5%
Deutsche Telekom International Finance BV
5.75%, 03/23/16	510,000	498,378
8.25%, 06/15/30	600,000	690,229
HSBK Europe BV
9.25%, 10/16/13 144A	710,000	717,100
Intergas Finance BV
6.38%, 05/14/17 144A	980,000	874,650
Koninklijke KPN NV
8.00%, 10/01/10	780,000	825,693
NXP BV
7.88%, 10/15/14Δ	30,000	27,750
9.50%, 10/15/15	105,000	91,612
TuranAlem Finance BV
8.25%, 01/22/37 144A	2,090,000	1,742,997

		5,468,409

Panama — 0.1%
Republic of Panama
6.70%, 01/26/36Δ	549,000	559,980

Russia — 0.1%
Russian Federation
8.25%, 03/31/10	1,273,868	1,330,249

South Korea — 0.0%
Export-Import Bank of Korea
5.25%, 02/10/14 144A	235,000	225,077

Spain — 0.1%
Santander Perpetual SA Unipersonal
6.67%, 10/24/17 144A†Δ	100,000	96,770
Telefonica Emisones SAU
7.05%, 06/20/36	550,000	566,181

		662,951

Switzerland — 1.0%
Credit Suisse Group
5.00%, 05/15/13Δ	6,500,000	6,332,306
UBS AG
3.73%, 06/19/10†	4,000,000	3,990,924
5.88%, 12/20/17	1,400,000	1,364,282

		11,687,512

United Kingdom — 0.4%
British Telecommunications PLC
8.88%, 12/15/30	600,000	723,153
HBOS Capital Funding LP
6.07%, 12/31/49 144A†	600,000	519,377
HSBC Capital Funding LP
4.61%, 12/29/49 144A†Δ	960,000	848,774
HSBC Holdings PLC
6.80%, 06/01/38	425,000	401,461
Inmarsat Finance PLC
8.76%, 11/15/12 STEPΩ	375,000	380,625
Royal Bank of Scotland Group PLC
9.12%, 03/31/10	550,000	554,431
7.64%, 03/31/45†	300,000	274,736
6.99%, 10/29/45 144A†Δ	770,000	694,156

		4,396,713

Venezuela — 0.1%
Petrozuata Finance, Inc.
8.22%, 04/01/17 144A	697,087	726,505
8.22%, 04/01/17 144A	326,760	340,549

		1,067,054

Total Foreign Bonds (Cost $90,689,051)		87,954,535

LOAN AGREEMENTS — 1.2%
Chrysler Finance Co. Bridge Loan
6.78%, 08/03/14	8,634,750	7,138,780
Ford Motor Co. Tranche B
5.48%, 11/29/13†	2,659,500	2,156,854
Georgia Pacific Corporation
4.40%, 12/20/12	380,952	360,456
4.45%, 12/20/12†	3,529,048	3,339,178

Total Loan Agreements (Cost $14,814,431)		12,995,268

MORTGAGE-BACKED SECURITIES — 74.0%
ABN AMRO Mortgage Corporation
9.92%, 06/25/33 IOΩ	513,717	50,483
Adjustable Rate Mortgage Trust
4.99%, 04/25/35†	289,994	277,857

58	See Notes to Financial Statements.

	Par	Value
American Home Mortgage Assets
4.49%, 02/25/47†	$2,585,476	$1,689,143
Bank of America Commercial Mortgage, Inc.
5.12%, 10/10/45†	3,000,000	2,861,525
5.35%, 09/10/47†	3,000,000	2,883,508
Bank of America Funding Corporation
2.56%, 07/20/36†	2,434,695	2,236,260
Bank of America Mortgage Securities, Inc.
4.72%, 07/25/34†	592,053	574,581
Bear Stearns Adjustable Rate Mortgage Trust
5.62%, 02/25/33†	310,641	291,634
4.45%, 04/25/34†	441,577	424,344
5.32%, 05/25/34†	1,355,044	1,283,787
3.56%, 06/25/34†	1,300,000	1,284,327
4.13%, 03/25/35†	2,667,858	2,544,926
5.08%, 06/25/35†	1,082,807	1,030,008
Bear Stearns Alt-A Trust
3.12%, 02/25/34 STEP	146,202	122,580
5.37%, 05/25/35†	763,502	653,648
5.70%, 09/25/35†	1,121,714	923,825
Bear Stearns Alt-A Trust II
6.26%, 09/25/47†	2,714,859	2,035,987
Bear Stearns Structured Products, Inc.
5.67%, 09/25/37†	1,923,217	1,600,817
2.74%, 09/26/37 144A†	4,044,427	4,018,907
3.50%, 09/27/37 144A†	4,740,270	4,506,528
Chase Mortgage Finance Corporation
4.35%, 02/01/37†	1,497,200	1,477,888
4.47%, 02/01/37†	748,925	738,853
Citigroup Commercial Mortgage Trust
2.54%, 11/15/36 144A†	42,445	39,804
Citigroup Mortgage Loan Trust, Inc.
4.90%, 12/25/35†	2,692,661	2,562,766
Commercial Mortgage Asset Trust
7.55%, 01/17/10†	359,268	367,473
Countrywide Alternative Loan Trust
5.50%, 10/25/33	201,105	184,137
2.83%, 09/25/35†	2,570,903	1,931,134
5.03%, 09/25/35†	360,270	279,290
2.81%, 10/25/35†	1,610,107	1,250,374
2.78%, 11/20/35†	833,408	635,608
2.80%, 11/20/35†	1,921,655	1,473,018
2.81%, 11/20/35†	2,939,728	2,149,852
2.75%, 12/25/35†	929,612	724,484
2.78%, 12/25/35†	1,693,684	1,323,853
2.75%, 02/25/36†	1,800,208	1,369,220
5.17%, 04/25/43†	2,936,625	2,002,967
Countrywide Home Loan Mortgage Pass-Through Trust
4.50%, 02/19/34†	2,658,709	2,534,855
4.55%, 11/20/34†	380,407	335,288
4.90%, 08/20/35†	1,583,807	1,290,463
2.72%, 03/25/36†	641,572	450,030
Credit Suisse Mortgage Capital Certificates
5.85%, 03/15/39 STRIP†	800,000	776,816
5.38%, 02/15/40	4,180,000	3,878,050
CS First Boston Mortgage Securities Corporation
0.70%, 04/25/33 IOΩ@	20,060	398
5.74%, 05/25/33 IOΩ@	7,354	38
5.50%, 06/25/33 IOΩ@	22,333	618
7.82%, 07/25/33 IOΩ†@	355,360	—
9.72%, 07/25/33 IOΩ@	702,021	75,243
6.18%, 08/25/33 IOΩ†@	379,996	—
6.53%, 06/15/34	1,500,000	1,541,646
Federal Home Loan Mortgage Corporation
7.00%, 11/01/14	40,420	42,412
7.00%, 04/01/15	51,585	54,128
7.00%, 12/01/15	38,435	40,251
8.50%, 06/01/16	14,076	15,275
4.50%, 05/01/18	174,470	170,608
4.50%, 06/01/18	41,730	40,797
8.50%, 06/01/18	8,167	8,862
4.50%, 09/01/18	160,562	156,970
4.50%, 10/01/18	122,093	119,365
4.50%, 11/01/18	126,005	123,190
4.50%, 12/01/18	389,750	381,029
5.00%, 12/01/18	723,734	722,116
4.50%, 01/01/19	46,447	45,408
4.50%, 03/01/19	92,091	90,019
4.50%, 06/01/19	1,686,717	1,648,976
5.00%, 06/01/20	602,926	600,012
5.00%, 07/01/20	622,239	617,676
4.62%, 04/15/22 POΩ@	35,965	31,147
8.00%, 08/01/24	5,800	6,286
7.50%, 11/01/29	18,425	19,939
6.50%, 12/01/29	401,157	417,948
7.50%, 12/01/29	30,635	33,152
7.50%, 02/01/31	33,866	36,573
7.13%, 07/01/31†	55,309	55,516
7.11%, 08/01/31†	3,885	3,906
7.50%, 11/01/31	10,495	11,328
7.35%, 04/01/32†	9,854	9,873
4.27%, 03/01/34†	14,391	14,600
5.00%, 12/01/34	138,597	133,489
5.50%, 05/01/35	2,317,400	2,289,518
0.00%, 08/15/35Ω†@	133,682	150,190
5.00%, 09/01/35	2,053,011	1,974,138
5.00%, 10/01/35	812,605	781,387
5.00%, 11/01/35	1,895,099	1,822,293
5.50%, 11/01/35	747,103	738,114
5.00%, 12/01/35	3,991,425	3,838,083
6.00%, 02/01/36	1,722,418	1,742,299
5.00%, 03/01/36	1,425,620	1,370,851
5.00%, 04/01/36	1,209,318	1,162,859
5.00%, 06/01/36	2,045,051	1,967,486
6.06%, 01/01/37†	2,356,622	2,407,264
5.50%, 03/01/37	954,403	941,130
5.69%, 04/01/37†	4,012,353	4,065,386
0.00%, 04/15/37Ω†@	71,717	78,731
0.00%, 06/15/37Ω†@	183,829	193,340
5.50%, 07/01/37	667,262	657,983
5.66%, 09/01/37†	4,739,325	4,803,654
7.00%, 11/01/37	819,895	860,481
5.50%, 02/01/38	7,749,283	7,641,519

See Notes to Financial Statements.	59

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
5.00%, 07/01/38 TBA	$200,000	$191,625
5.50%, 07/14/38 TBA	5,000,000	4,925,000
4.00%, 01/01/49	24,506	23,250
Federal Housing Administration
7.43%, 10/01/18	200,904	194,815
Federal National Mortgage Association
4.00%, 06/01/13	71,851	70,823
4.00%, 07/01/13	97,834	97,315
4.00%, 08/01/13	137,042	135,028
4.00%, 09/01/13	261,373	257,425
4.00%, 10/01/13	542,799	534,359
8.00%, 06/01/15	34,747	36,662
8.00%, 06/15/15	12,368	13,050
8.00%, 07/01/15	26,274	27,722
8.00%, 09/01/15	54,855	57,027
5.00%, 12/25/15	105,438	105,862
7.50%, 04/01/16	16,838	17,851
6.00%, 05/01/16	161,215	165,870
6.00%, 07/01/16	19,816	20,388
5.00%, 11/01/17	206,181	205,985
5.00%, 12/01/17	1,040,885	1,038,877
5.00%, 01/01/18	2,662,393	2,659,694
5.00%, 02/01/18	521,480	520,915
5.50%, 02/01/18	185,727	187,176
5.00%, 04/01/18	869,666	868,570
5.00%, 05/01/18	1,192,074	1,190,642
4.50%, 06/01/18	4,329,658	4,236,040
5.00%, 06/01/18	139,560	139,384
4.00%, 09/01/18	3,771,997	3,586,226
4.50%, 09/01/18	119,142	116,514
5.00%, 11/01/18	247,798	247,564
4.50%, 12/01/18	3,244,816	3,173,227
4.50%, 01/01/19	65,997	64,541
5.00%, 02/01/19	167,053	166,425
4.50%, 03/01/19	91,138	89,127
5.00%, 03/01/19	1,232,224	1,227,591
5.00%, 04/01/19	1,695,891	1,691,374
4.00%, 05/01/19	10,076,733	9,567,862
4.50%, 07/01/19	57,220	55,815
5.00%, 07/01/19 TBA	8,500,000	8,404,375
4.50%, 08/01/19	51,791	50,519
5.00%, 08/01/19	604,633	602,359
6.00%, 09/01/19	867,869	892,929
5.00%, 10/01/19	264,576	263,582
5.00%, 11/01/19	1,115,213	1,111,019
4.50%, 04/01/20	565,788	553,305
4.50%, 08/01/20	353,447	343,882
4.50%, 09/01/20	282,224	274,586
6.00%, 12/01/20	1,641,091	1,688,477
4.50%, 03/01/21	354,843	343,355
4.50%, 08/01/21	32,366	31,318
23.90%, 08/25/21 IOΩ@	215	4,236
23.39%, 10/25/21 IOΩ@	390	9,435
19.77%, 01/25/22†	83,846	88,976
3.75%, 03/25/22†	32,530	32,559
4.50%, 04/01/22	299,739	289,971
9.50%, 05/01/22	5,829	6,453
4.50%, 06/01/22	1,449,088	1,401,866
5.22%, 07/01/22†	27,870	27,855
6.00%, 01/01/23	154,252	157,520
5.50%, 07/01/23 TBA	10,800,000	10,870,870
6.00%, 07/01/23 TBA	550,000	563,750
9.50%, 07/01/24	10,327	11,388
5.47%, 07/01/27†	36,183	36,221
6.04%, 08/01/27†	84,782	86,134
4.53%, 11/01/27†	76,550	76,629
7.39%, 02/01/30†	175,975	178,311
3.08%, 05/25/30†	2,025,787	2,010,886
7.34%, 06/01/30†	31,825	32,221
8.00%, 10/01/30	62,621	67,755
2.93%, 10/18/30†	65,813	65,688
7.15%, 12/01/30†	10,956	11,079
4.53%, 01/01/31†	9,243	9,262
5.07%, 05/01/31†	18,889	19,039
7.50%, 05/01/31	16,461	17,737
7.00%, 06/01/31†	7,521	7,672
6.00%, 01/01/32	103,151	104,795
6.00%, 03/01/32	319,623	324,860
6.50%, 03/01/32	286,659	301,269
6.00%, 04/01/32	671,187	681,661
4.53%, 06/01/32†	10,369	10,390
5.22%, 08/01/32†	39,325	39,448
5.59%, 02/01/33†	4,330	4,407
5.22%, 05/01/33†	91,591	91,835
0.10%, 07/25/33 IOΩ†@	412,218	18,551
0.10%, 04/25/34 IOΩ†@	604,727	18,709
0.10%, 06/25/34 IOΩ†@	892,496	25,196
6.50%, 07/01/34 TBA	1,000,000	1,029,375
5.50%, 07/14/34 TBA	11,000,000	10,841,875
5.00%, 08/01/34	329,222	317,191
6.00%, 10/01/34	112,882	114,326
4.50%, 12/01/34	370,679	344,804
4.57%, 12/01/34†	710,714	720,332
6.00%, 01/01/35	2,458,791	2,490,247
4.50%, 02/01/35	412,441	383,650
4.50%, 03/01/35	1,288,232	1,195,489
5.00%, 03/01/35	283,423	273,066
4.50%, 04/01/35	907,467	842,136
4.50%, 05/01/35	759,238	704,579
6.00%, 05/01/35	3,142,754	3,178,049
0.25%, 05/25/35Ω†@	87,105	90,438
4.50%, 07/01/35	460,802	427,628
6.00%, 07/01/35 TBA	974,006	984,944
6.00%, 07/01/35 TBA	2,000,000	2,017,500
5.00%, 08/01/35	229,727	220,973
5.50%, 08/01/35 TBA	400,000	393,250
4.50%, 09/01/35	120,261	111,603
5.50%, 09/01/35	851,446	841,850
4.50%, 10/01/35	305,306	283,327
6.00%, 10/01/35	269,562	272,590
4.53%, 11/01/35†	36,607	36,692
6.00%, 11/01/35	1,383,485	1,399,022
6.29%, 11/01/35†	544,954	556,725
6.30%, 11/01/35†	479,830	490,194
6.52%, 11/01/35†	969,572	990,534
6.54%, 11/01/35†	489,947	500,561
5.50%, 04/01/36	718,286	702,451
6.50%, 04/01/36	884,054	911,387
4.86%, 05/01/36†	466,498	467,381
5.00%, 09/01/36	893,840	859,780
6.50%, 09/01/36	419,103	432,061
0.00%, 09/25/36Ω†@	79,508	80,960
6.50%, 10/01/36	981,006	1,011,337
5.00%, 11/01/36	919,805	883,606
5.50%, 11/01/36	2,117,299	2,090,791
6.50%, 11/01/36	916,006	944,668

60	See Notes to Financial Statements.

	Par	Value
5.00%, 02/01/37	$25,245	$24,222
5.51%, 02/01/37†	4,365,370	4,435,970
5.00%, 03/01/37	759,836	729,058
6.50%, 03/01/37	828,978	854,432
6.50%, 04/01/37	844,988	870,933
7.00%, 04/01/37	15,280,054	16,033,367
5.50%, 05/01/37	1,984,624	1,958,736
6.50%, 05/01/37	820,452	845,644
5.62%, 06/01/37†	3,708,848	3,756,779
5.00%, 07/01/37	25,515	24,481
6.00%, 07/01/37	15,123,031	15,275,478
6.50%, 08/01/37	1,135,803	1,170,679
7.00%, 08/01/37	8,245,201	8,655,948
6.50%, 09/01/37	865,155	891,720
7.00%, 09/01/37	5,493,477	5,764,516
6.50%, 10/01/37	1,356,605	1,398,383
7.00%, 10/01/37	894,452	938,583
7.00%, 11/01/37	3,768,781	3,954,726
7.50%, 11/01/37	2,571,965	2,716,535
4.53%, 12/01/37†	164,923	165,196
5.50%, 12/01/37	80,814	79,760
7.50%, 12/01/37	918,282	969,899
4.53%, 01/01/38†	74,360	74,484
5.50%, 02/01/38	949,742	937,258
5.50%, 03/01/38	3,676,496	3,628,170
5.00%, 04/01/38	174,475	167,391
5.50%, 04/01/38‡‡	1,033,689	1,020,102
5.00%, 06/01/38	2,999,700	2,877,896
4.50%, 07/01/38 TBA	1,800,000	1,667,812
5.00%, 07/01/38 TBA	47,450,000	45,477,883
4.50%, 07/14/38 TBA	2,000,000	1,853,124
5.00%, 07/14/38 TBA	30,000,000	28,753,140
5.50%, 07/14/38 TBA	100,000	98,563
6.00%, 07/14/38 TBA	170,500,000	171,991,875
6.50%, 07/14/38 TBA	11,200,000	11,529,000
5.00%, 08/01/38 TBA	34,350,000	32,847,188
5.19%, 06/01/40†	132,952	132,839
5.19%, 10/01/40†	345,817	345,547
5.48%, 10/01/40†	26,832	26,809
5.47%, 11/01/40†	53,501	53,593
FFCA Secured Lending Corporation
8.00%, 07/18/20 IO 144AΩ†@	1,305,158	29,927
FHLMC Structured Pass-Through Securities
5.19%, 07/25/44†	2,232,321	2,087,691
First Horizon Alternative Mortgage Securities
4.73%, 06/25/34†	907,318	792,377
First Horizon Asset Securities, Inc.
4.75%, 12/25/34†	169,134	161,216
First Union National Bank Commercial Mortgage Trust
7.20%, 10/01/32	1,468,690	1,521,748
General Electric Capital Commercial Mortgage Corporation
5.51%, 11/10/45†	1,230,000	1,193,393
GMAC Commercial Mortgage Securities, Inc.
6.28%, 11/15/39	2,000,000	2,045,937
GMAC Mortgage Corporation Loan Trust
4.40%, 06/25/34†	795,810	776,307
Government National Mortgage Association
7.00%, 10/15/25	65,590	70,043
7.00%, 01/15/26	23,337	24,913
7.00%, 07/15/27	182,192	194,414
7.00%, 12/15/27	2,782	2,969
7.00%, 01/15/28	32,309	34,451
7.00%, 03/15/28	218,184	232,828
7.00%, 07/15/28	24,179	25,782
7.50%, 07/15/28	15,349	16,524
6.50%, 08/15/28	22,379	23,265
7.00%, 08/15/28	39,914	42,560
7.50%, 08/15/28	18,936	20,386
6.50%, 09/15/28	147,165	152,987
6.00%, 10/15/28	16,818	17,171
7.00%, 10/15/28	78,110	83,290
6.00%, 12/15/28	2,601	2,655
6.00%, 01/15/29	564	576
7.50%, 03/15/29	58,885	63,420
7.50%, 11/15/29	25,064	26,972
5.13%, 11/20/29†	97,822	98,296
8.50%, 08/15/30	5,021	5,518
8.50%, 11/20/30	31,220	34,188
6.00%, 04/15/31	4,523	4,614
6.50%, 08/15/31	202,448	209,381
7.50%, 08/15/31	74,146	79,721
6.50%, 10/15/31	360,697	373,394
6.00%, 11/15/31	978,677	994,963
6.50%, 11/15/31	381,411	394,474
6.00%, 12/15/31	264,102	268,496
6.00%, 01/15/32	426,059	434,347
6.00%, 02/15/32	533,697	542,589
6.50%, 02/15/32	566,774	587,913
26.03%, 02/16/32†	204,515	265,355
6.00%, 04/15/32	468,427	477,539
6.50%, 04/15/32	338,455	350,046
7.50%, 04/15/32	95,884	102,981
6.50%, 06/15/32	1,157,470	1,200,228
6.50%, 07/15/32	156,565	161,927
6.50%, 08/15/32	456,606	472,244
6.50%, 09/15/32	552,296	571,211
6.00%, 10/15/32	599,502	609,479
6.00%, 11/15/32	546,300	555,773
6.00%, 12/15/32	238,970	242,960
6.50%, 12/15/32	42,296	43,745
6.00%, 01/15/33	273,748	278,304
6.00%, 02/15/33	194,132	197,363
6.50%, 03/15/33	83,863	86,735
5.00%, 04/15/33	287,403	279,716
6.50%, 04/15/33	1,391,138	1,438,782
5.00%, 05/15/33	2,123,190	2,067,413
6.00%, 05/15/33	1,394,048	1,417,246
5.00%, 06/15/33	267,700	260,539
6.00%, 06/15/33	171,088	173,935
5.00%, 07/15/33	649,575	632,200
5.00%, 08/15/33	1,299,305	1,262,118
5.00%, 09/15/33	925,083	897,882
5.00%, 10/15/33	498,886	484,629
6.00%, 10/15/33	887,499	902,268
6.50%, 10/15/33	298,526	308,750
5.00%, 11/15/33	63,207	61,549

See Notes to Financial Statements.	61

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
6.00%, 12/15/33	$934,505	$950,056
5.00%, 01/15/34	416,360	404,963
5.00%, 03/15/34	522,207	507,912
5.00%, 04/15/34	208,831	203,114
5.00%, 05/15/34	123,078	119,709
5.00%, 06/15/34	794,308	772,565
6.00%, 06/15/34	98,233	100,021
5.00%, 08/15/34	540,723	525,922
5.00%, 11/15/34	1,206,581	1,173,553
5.00%, 12/15/34	1,071,960	1,042,617
5.00%, 01/15/35	762,495	741,028
5.00%, 02/15/35	23,757	23,089
5.00%, 03/15/35	28,093	27,302
5.00%, 04/15/35	4,273,225	4,152,915
5.00%, 05/15/35	62,456	60,698
5.00%, 06/15/35	124,959	121,441
5.00%, 07/15/35	321,742	312,684
5.00%, 08/15/35	341,741	332,120
5.00%, 09/15/35	1,633,285	1,587,301
5.00%, 10/15/35	1,143,006	1,110,825
5.00%, 11/15/35	6,512,958	6,329,590
5.00%, 12/15/35	25,597	24,876
6.00%, 02/15/36	16,143	16,416
5.00%, 03/15/36	776,613	754,353
5.00%, 05/15/36	55,712	54,090
5.00%, 06/15/36	29,835	28,967
6.00%, 06/15/36	879,489	894,388
6.00%, 07/15/36	103,168	104,916
6.00%, 08/15/36	1,045,557	1,063,264
6.00%, 10/15/36	267,168	271,675
6.00%, 07/21/38 TBA	18,100,000	18,371,500
6.50%, 07/21/38 TBA	43,000,000	44,410,916
GreenPoint Mortgage Funding Trust
2.56%, 03/25/37†	4,009,537	2,919,587
GS Mortgage Securities Corporation II
4.68%, 07/10/39	1,300,000	1,252,329
GSMPS Mortgage Loan Trust
2.71%, 02/25/35 144A†	353,206	321,365
2.83%, 09/25/35 144A†	2,373,847	2,024,901
GSR Mortgage Loan Trust
4.54%, 09/25/35†	1,243,153	1,204,212
HarborView Mortgage Loan Trust
2.79%, 11/19/35 STEP	459,516	349,082
5.73%, 12/19/35†	719,147	541,596
2.73%, 01/19/36 STEP	1,244,273	930,617
3.04%, 01/19/36 STEP	270,712	209,512
6.02%, 08/19/36†	1,821,978	1,445,330
2.99%, 12/19/37†	1,569,639	1,120,472
Impac CMB Trust
3.20%, 10/25/34†	166,953	66,529
2.74%, 11/25/35 STEP	1,528,374	1,276,136
Impac Secured Assets CMN Owner Trust
2.73%, 05/25/35†	1,228,085	910,059
Indymac ARM Trust
6.45%, 09/28/31†	21,360	21,046
Indymac INDA Mortgage Loan Trust
6.29%, 11/01/37†	895,692	879,127
Indymac Index Mortgage Loan Trust
5.38%, 08/25/35†	505,665	419,610
5.10%, 09/25/35†	611,421	500,837
5.45%, 09/25/35†	659,807	515,335
2.70%, 04/25/46†	1,184,655	832,244
JP Morgan Chase Commercial Mortgage Securities Corporation
4.90%, 09/12/37	3,400,000	3,208,393
4.92%, 10/15/42†	200,000	188,683
JP Morgan Mortgage Trust
5.02%, 02/25/35†	1,357,019	1,280,146
4.07%, 07/25/35†	856,008	828,697
4.20%, 07/25/35†	889,898	861,560
4.77%, 07/25/35†	826,728	801,852
5.07%, 07/25/35†	637,836	623,993
LB-UBS Commercial Mortgage Trust
4.66%, 07/15/30	1,000,000	956,611
4.74%, 07/15/30	830,000	777,992
5.16%, 02/15/31	2,000,000	1,880,662
13.14%, 06/15/36 IO 144AΩ†@	4,290,895	98,842
4.95%, 09/15/40	900,000	853,457
Liberty Street Funding LLC
5.50%, 09/01/37	992,513	979,566
Luminent Mortgage Trust
2.67%, 07/25/36†	666,610	467,454
2.65%, 12/25/36†	4,109,268	2,953,604
2.68%, 02/25/46†	1,193,016	855,227
MASTR Adjustable Rate Mortgages Trust
5.20%, 05/25/34†	362,832	323,609
5.65%, 11/25/35†	1,449,976	1,180,890
4.64%, 12/25/46†	808,538	545,989
6.03%, 12/25/46†	2,425,614	1,875,187
2.68%, 05/25/47†	4,136,263	2,896,463
MASTR Reperforming Loan Trust
7.00%, 08/25/34 144A	975,884	963,582
Merrill Lynch-Countrywide Financial Corporation Commercial Mortgage Trust
5.49%, 03/01/45†	960,000	894,028
MLCC Mortgage Investors, Inc.
2.86%, 09/25/27 STEP	540,239	483,404
Morgan Stanley Capital I
5.16%, 10/12/42†	3,000,000	2,827,165
5.51%, 11/12/49†	2,300,000	2,156,156
Prime Mortgage Trust
5.50%, 05/25/35 144A	7,585,519	6,872,755
6.00%, 05/25/35 144A	1,007,452	986,988
6.00%, 11/25/36 144A	3,969,233	3,592,465
RBSGC Mortgage Pass-Through Certificates
2.93%, 01/25/37†	1,495,612	1,119,447
Residential Accredit Loans, Inc.
4.53%, 01/25/46†	1,142,036	879,952
Residential Funding Mortgage Securities I
5.19%, 09/25/35†	757,997	693,051
5.21%, 09/25/35†	708,763	671,897
Sequoia Mortgage Trust
4.14%, 07/20/33†	272,017	258,430
2.74%, 10/20/34 STEP	270,253	253,281

62	See Notes to Financial Statements.

	Par	Value
Structured Adjustable Rate Mortgage Loan Trust
4.38%, 05/25/34†	$503,873	$460,366
5.25%, 09/25/34†	231,226	195,849
5.45%, 11/25/34†	937,884	863,660
2.82%, 08/25/35†	762,231	593,626
Structured Asset Mortgage Investments, Inc.
2.73%, 07/19/35†	241,299	184,383
2.79%, 12/25/35†	1,130,838	810,178
2.71%, 02/25/36†	1,169,282	873,411
5.29%, 11/25/37†	2,946,402	2,188,813
Structured Asset Securities Corporation
4.53%, 09/25/33†	1,000,000	997,866
Thornburg Mortgage Securities Trust
2.59%, 06/25/09†	3,492,138	3,461,819
2.68%, 12/25/35†	3,809,278	3,780,197
2.65%, 01/25/36†	4,266,630	4,216,198
6.22%, 09/25/37†	3,249,899	3,095,200
Wachovia Bank Commercial Mortgage Trust
5.21%, 10/15/44†	3,000,000	2,903,985
WAMU Alternative Mortgage Pass-Through Certificates
4.37%, 11/25/46†	2,599,613	1,853,534
Washington Mutual Mortgage Pass-Through Certificates
0.00%, 07/25/08 IOΩ†	510,188	5
3.02%, 12/25/27†	2,592,613	2,365,066
6.55%, 02/25/33†	31,694	30,179
4.24%, 06/25/34†	645,324	630,276
4.93%, 06/25/42†	48,683	44,131
2.77%, 07/25/45†	1,587,956	1,275,194
2.80%, 07/25/45†	1,041,227	825,516
2.80%, 08/25/45†	3,401,485	2,706,224
2.77%, 10/25/45†	3,126,818	2,434,537
2.74%, 11/25/45†	1,350,233	1,033,749
2.75%, 12/25/45†	873,275	700,709
2.77%, 12/25/45†	1,834,864	1,605,720
5.18%, 01/01/49 IOΩ†@	1,499,601	2,414
Wells Fargo Alternative Loan Trust
6.61%, 11/01/37†	2,641,377	2,105,193
Wells Fargo Mortgage-Backed Securities Trust
3.54%, 09/25/34†	2,440,000	2,413,810
5.04%, 04/25/35†	2,180,253	2,058,296
5.47%, 10/25/35†	968,678	949,423
5.11%, 03/25/36†	3,041,949	2,946,832
Zuni Mortgage Loan Trust
3.03%, 07/25/36†	1,793,431	1,711,295

Total Mortgage-Backed Securities (Cost $849,370,189)		824,651,907

MUNICIPAL BONDS — 0.3%
South Carolina Transportation Infrastructure Bank, Series A Revenue Bond (AMBAC Insured)
5.00%, 10/01/23	2,700,000	2,745,036
Virginia State Housing Development Authority, Commonwealth Mortgage, Series H Revenue Bond (MBIA Insured)
5.38%, 07/01/36	1,000,000	1,005,070

Total Municipal Bonds (Cost $3,634,828)		3,750,106

	Number of Contracts
PURCHASED OPTIONS — 0.5%
Call Options — 0.0%
10-Year U.S. Treasury Note Futures, Strike Price $135.00, Expires 08/22/08	1,106	17,281
15-Year U.S. Treasury Long Bond Futures, Strike Price $150.00, Expires 08/22/08	1,064	16,625
1-Year Eurodollar Mid-CRV Futures, Strike Price $118.00, Expires 08/22/08	198	1,559
2-Year U.S. Treasury Note Futures, Strike Price $111.00, Expires 08/22/08	1,465	22,891
30-Year Federal National Mortgage Association, Strike Price $106.00, Expires 08/06/08	6,800	—
3-Month LIBOR, Strike Price $127.00, Expires 08/22/08	56	882
5-Year U.S. Treasury Note Futures, Strike Price $126.00, Expires 08/22/08	1,514	11,828
5-Year U.S. Treasury Note Futures, Strike Price $128.50, Expires 08/22/08	121	945
5-Year U.S. Treasury Note Futures, Strike Price $129.50, Expires 08/22/08	104	812
Euro vs. U.S. Dollar, Strike Price $1.375, Expires 05/21/10	17,000	300,189
Euro-Schatz Future, Strike Price $106.00, Expires 08/22/08	100	787

		373,799

Call Swaptions — 0.5%
3-Month LIBOR, Strike Price $3.15, Expires 02/02/09	5,100	158,333
3-Month LIBOR, Strike Price $3.50, Expires 02/02/09	2,380	113,881
3-Month LIBOR, Strike Price $3.70, Expires 12/15/08	12,290	759,468
3-Month LIBOR, Strike Price $4.18, Expires 04/20/09	39,550	712,459
3-Month LIBOR, Strike Price $4.25, Expires 07/06/09	6,640	669,391
3-Month LIBOR, Strike Price $5.05, Expires 12/18/09	1,320	371,391
3-Month LIBOR, Strike Price $7.00, Expires 03/18/09	6,600	2,220,581
Euro vs. Japanese Yen, Strike Price $148.40, Expires 06/03/10	10,000	127,526

See Notes to Financial Statements.	63

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Value
U.S. Dollar vs. Japanese Yen, Strike Price $118.00, Expires 09/16/08	186,000	$10,007

		5,143,037

Put Options — 0.0%
10-Year U.S. Treasury Inflation Protected Bond, Strike Price $82.00, Expires 07/15/08	160	96
10-Year U.S. Treasury Inflation Protected Bond, Strike Price $87.50, Expires 07/15/08	230	345
10-Year U.S. Treasury Note Futures, Strike Price $93.00, Expires 08/22/08	1,946	30,406
30-Year Federal National Mortgage Association, Strike Price $83.00, Expires 08/06/08	4,080	1
30-Year Federal National Mortgage Association, Strike Price $86.00, Expires 08/06/08	6,650	1
30-Year Federal National Mortgage Association, Strike Price $87.00, Expires 07/07/08	1,100	—
30-Year Federal National Mortgage Association, Strike Price $88.00, Expires 07/07/08	13,300	—
30-Year Federal National Mortgage Association, Strike Price $88.50, Expires 09/04/08	3,300	12
30-Year Federal National Mortgage Association, Strike Price $90.00, Expires 08/06/08	4,650	2
30-Year Government National Mortgage Association, Strike Price $81.0325, Expires 09/15/08	90	—
30-Year Government National Mortgage Association, Strike Price $83.00, Expires 08/13/08	150	—
30-Year Government National Mortgage Association, Strike Price $85.4375, Expires 09/15/08	110	—
30-Year Government National Mortgage Association, Strike Price $88.50, Expires 09/15/08	900	5
30-Year Government National Mortgage Association, Strike Price $90.00, Expires 08/13/08	800	1
30-Year Government National Mortgage Association, Strike Price $92.00, Expires 07/14/08	2,800	—
30-Year Government National Mortgage Association, Strike Price $92.00, Expires 09/15/08	1,500	4
Euro vs. U.S. Dollar, Strike Price $1.375, Expires 05/21/10	17,000	52,308

		83,181

Put Swaptions — 0.0%
3-Month LIBOR, Strike Price $5.05, Expires 12/18/09	440	94,153
Euro vs. Japanese Yen, Strike Price $148.40, Expires 06/03/10	10,000	127,586

		221,739

Total Purchased Options (Cost $11,453,328)		5,821,756

	Shares
PREFERRED STOCKS — 0.4%
CORTS Trust for Ford Motor Co.*	9,100	127,400
Fannie MaeΔ	67,050	1,584,789
Freddie MacΔ	55,675	1,352,903
General Motors Corporation CONV	40,650	556,905
Wachovia Corporation	1,000	881,380

Total Preferred Stocks (Cost $4,921,846)		4,503,377

MONEY MARKET FUNDS — 15.6%
GuideStone Money Market Fund (GS4 Class)¥	43,896,530	43,896,530
Northern Institutional Liquid Assets Portfolio§	129,641,599	129,641,599

Total Money Market Funds (Cost $173,538,129)		173,538,129

	Par
U.S. TREASURY OBLIGATIONS — 8.0%
U.S. Treasury Bonds
8.13%, 08/15/19Δ	$1,900,000	2,538,282
4.75%, 02/15/37Δ	2,120,000	2,189,894
5.00%, 05/15/37Δ	2,600,000	2,795,003
4.38%, 02/15/38Δ	17,400,000	16,965,017

		24,488,196

U.S. Treasury Inflationary Index Bonds
3.38%, 01/15/12Δ	60,000	80,139
2.00%, 07/15/14Δ	1,000,000	1,210,388
1.88%, 07/15/15Δ	6,400,000	7,402,072
2.50%, 07/15/16Δ	4,980,000	5,788,724
2.38%, 01/15/25Δ	3,240,000	3,872,916
2.00%, 01/15/26Δ	3,160,000	3,391,512
2.38%, 01/15/27Δ	3,160,000	3,529,333
1.75%, 01/15/28Δ	4,200,000	4,098,030
3.88%, 04/15/29Δ	4,468,000	7,587,309

		36,960,423

U.S. Treasury Notes
2.63%, 05/31/10Δ	150,000	150,141
4.75%, 08/15/17Δ	6,140,000	6,506,484
3.88%, 05/15/18Δ	7,000,000	6,943,678

		13,600,303

64	See Notes to Financial Statements.

	Par	Value
U.S. Treasury STRIPS
4.62%, 05/15/20	$600,000	$349,265
4.70%, 11/15/21ΩΔ	13,480,000	7,252,092
4.83%, 08/15/24Ω	8,200,000	3,846,948
4.90%, 05/15/26ΩΔ	1,500,000	642,578
4.90%, 11/15/26ΩΔ	3,600,000	1,503,338
4.80%, 02/15/27Δ	500,000	207,083

		13,801,304

Total U.S. Treasury Obligations (Cost $85,905,965)		88,850,226

TOTAL INVESTMENTS — 147.1% (Cost $1,690,029,019)		1,637,890,072

	Number of Contracts
WRITTEN OPTIONS — (0.5)%
Call Swaptions — (0.5)%
3-Month LIBOR, Strike Price $4.25, Expires 02/02/09	(1,700)	(224,970)
3-Month LIBOR, Strike Price $4.30, Expires 12/15/08	(3,740)	(489,796)
3-Month LIBOR, Strike Price $4.30, Expires 12/15/08	(390)	(51,075)
3-Month LIBOR, Strike Price $4.44, Expires 04/20/09	(12,750)	(990,150)
3-Month LIBOR, Strike Price $4.60, Expires 02/02/09	(800)	(174,206)
3-Month LIBOR, Strike Price $4.90, Expires 07/06/09	(2,210)	(693,805)
3-Month LIBOR, Strike Price $5.25, Expires 10/27/08	(120)	(69,279)
3-Month LIBOR, Strike Price $5.25, Expires 10/27/08	(100)	(57,732)
3-Month LIBOR, Strike Price $5.25, Expires 10/27/08	(420)	(238,381)
3-Month LIBOR, Strike Price $7.00, Expires 03/18/09	(2,030)	(2,713,776)
Euro vs. U.S. Dollar, Strike Price $1.50, Expires 06/20/13	(120)	(13,020)

		(5,716,190)

Put Swaptions — 0.0%
3-Month LIBOR, Strike Price $5.25, Expires 10/27/08	(420)	(88,415)
3-Month LIBOR, Strike Price $5.25, Expires 10/27/08	(100)	(21,866)
3-Month LIBOR, Strike Price $5.25, Expires 10/27/08	(120)	(26,240)
Euro vs. U.S. Dollar, Strike Price $1.83, Expires 09/20/08	(120)	(11,940)
U.S. Dollar vs. Japanese Yen, Strike Price $100.00, Expires 09/16/08	(93,000)	(66,756)

		(215,217)

Total Written Options (Premiums received $(10,047,804))		(5,931,407)

	Par
SECURITIES SOLD SHORT — (1.5)%
Federal National Mortgage Association
7.00%, 07/14/38 TBA	$(5,000,000)	(5,242,190)
Government National Mortgage Association
5.00%, 07/01/38 TBA	(11,600,000)	(11,237,500)

Total Securities Sold Short (Cost $(16,268,089))		(16,479,690)

Liabilities in Excess of Other Assets — (45.1)%		(501,727,280)

NET ASSETS — 100.0%		$1,113,751,695

See Notes to Financial Statements.	65

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at June 30, 2008:

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Australian Dollars
Receive fixed rate payments of 7.00% and pay variable rate payments on the three month BBSW floating rate(d)	04/15/09	26,700,000	$(184,791)
Receive fixed rate payments of 7.00% and pay variable rate payments on the three month BBSW floating rate(n)	09/15/09	50,000,000	(433,361)
Receive fixed rate payments of 7.00% and pay variable rate payments on the three month BBSW floating rate(d)	09/15/09	28,300,000	(245,283)
Receive fixed rate payments of 7.50% and pay variable rate payments on the six month BBSW floating rate(f)	03/15/11	8,600,000	(52,334)

			(915,769)

Brazilian Real
Receive fixed rate payments of 12.40% and pay floating par of 3.10%(h)	01/04/10	3,930,000	(41,111)
Receive fixed rate payments of 14.17% and pay floating rate of 2.68%(h)	01/03/11	3,000,000	(18,606)
Receive fixed rate payments of 13.95% and pay floating rate of 2.68%(f)	01/02/12	2,200,000	(15,755)
Receive fixed rate payments of 13.98% and pay floating rate of 2.68%(f)	01/02/12	2,000,000	(1,841)
Receive variable rate payments on the three month BRL BRR CDI and pay fixed rate payments of 10.58%(n)	01/02/12	1,000,000	(61,625)
Receive variable rate payments on the three month BRL BRR CDI and pay fixed rate payments of 10.12%(k)	01/02/12	51,100,000	(3,628,908)

			(3,767,846)

British Pounds
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate(f)	09/15/10	4,000,000	(196,704)
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate(b)	09/15/10	10,200,000	(501,595)
Receive fixed rate payments of 4.50% and pay variable rate payments on the six month LIBOR floating rate(k)	09/17/11	32,100,000	(2,917,169)
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate(m)	09/17/11	12,000,000	(1,090,530)
Receive fixed rate payments of 4.50% and pay variable rate payments on the six month LIBOR floating rate(b)	09/17/11	3,600,000	(327,159)
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate(d)	09/15/15	2,500,000	(245,403)
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate(m)	09/15/15	400,000	(39,264)
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 4.00%(b)	06/15/37	1,900,000	(41,757)

66	See Notes to Financial Statements.

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Pay fixed rate payments of 4.25% and receive variable rate payments on the six month LIBOR floating rate(f)	06/15/37	4,800,000	$(234,134)
Pay fixed rate payments of 4.25% and receive variable rate payments on the six month LIBOR floating rate(k)	06/15/37	1,600,000	(78,045)

			(5,671,760)

Euro
Receive fixed rate payments of 4.50% and pay variable rate payments on the six month EURIBOR floating rate(f)	06/15/10	16,900,000	(429,587)
Receive fixed rate payments of 5.50% and pay variable rate payments on the six month EURIBOR floating rate(f)	09/15/10	17,400,000	72,621
Receive fixed rate payments of 2.15% and pay variable rate payments on the France CPI Ex Tobacco(n)	10/15/10	300,000	(5,876)
Receive fixed rate payments of 5.50% and pay variable rate payments on the six month EURIBOR floating rate(b)	12/17/10	1,300,000	5,717
Receive fixed rate payments of 5.50% and pay variable rate payments on the six month EURIBOR floating rate(k)	12/17/10	5,700,000	25,065
Receive fixed rate payments of 4.00% and pay variable rate payments on the six month EURIBOR floating rate(f)	06/15/13	6,000,000	(466,788)
Receive variable rate payments on the six month EURIBOR floating rate and pay fixed rate payments of 5.00%(m)	09/17/38	1,400,000	(10,462)
Receive variable rate payments on the six month EURIBOR floating rate and pay fixed rate payments of 5.00%(b)	09/17/38	1,400,000	(10,462)

			(819,772)

Hungarian Forint
Receive fixed rate payments of 8.47% and pay variable rate payments on the six month LIBOR floating rate(o)	04/03/13	57,000,000	(22)
Receive fixed rate payments of 8.28% and pay variable rate payments on the six month LIBOR floating rate(o)	04/04/13	57,000,000	(40)
Receive fixed rate payments of 8.28% and pay variable rate payments on the six month LIBOR floating rate(h)	04/04/13	54,000,000	(41)
Receive fixed rate payments of 8.14% and pay variable rate payments on the six month floating rate(o)	04/18/13	120,000,000	(106)
Receive fixed rate payments of 8.20% and pay variable rate payments on the six month floating rate(d)	04/22/13	110,000,000	(86)

			(295)

Japanese Yen
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 2.00%(m)	12/17/17	130,000,000	(12,930)

See Notes to Financial Statements.	67

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 2.00%(f)	12/17/17	130,000,000	$(12,930)
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 2.00%(b)	12/17/17	30,000,000	(2,984)

			(28,844)

Mexican Pesos
Receive fixed rate payments of 8.17% and pay variable rate payments on the six month MX BRR TIIE(j)	11/04/16	93,000,000	(829,896)

U.S. Dollars
Receive floating par in the event of default on Emerson Electric Co., 4.63% due 10/15/12 and pay fixed rate payments of 0.22%(k)	12/20/08	$300,000	(14)
Receive floating par in the event of default on Devon Financing Corporation, 6.88% due 9/30/11 and pay fixed rate payments of 0.35%(j)	12/20/08	500,000	(83)
Receive floating par in the event of default on Carnival Corporation, 6.15% due 4/15/08 and pay fixed rate payments of 0.44%(n)	12/20/08	300,000	501
Receive floating par in the event of default on Kroger Co., 6.75% due 4/15/12 and pay fixed rate payments of 0.53%(k)	12/20/08	300,000	(254)
Pay variable in the event of default on Deutsche Bank and receive fixed rate payments of 0.55%(m)	12/20/08	800,000	598
Receive variable rate payments on CMM FRA Index and pay fixed rate payments of 4.50%(j)	01/23/09	5,800,000	718,651
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR floating rate(k)	06/17/10	9,000,000	2,926
Pay fixed rate payments of 4.00% and receive variable rate payments on the three month LIBOR floating rate(m)	12/17/10	38,600,000	(47,300)
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 4.00%(k)	12/17/10	111,900,000	(137,122)
Receive floating par in the event of default on DaimlerChrysler NA Holding, 5.75% due 09/08/11 and pay fixed rate payments of 0.58%(b)	09/20/11	900,000	5,975
Receive floating par in the event of default on the Dow Jones CDX X07 Index and pay fixed rate payments of 1.65%(h)	12/20/11	3,885,716	281,804
Receive floating par in the event of default on the Dow Jones CDX HVOL7 Index and pay fixed rate payments of 0.75%(b)	12/20/11	1,700,000	143,849

68	See Notes to Financial Statements.

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive floating par in the event of default on International Lease Finance Corporation, 5.40% due 02/15/12 and pay fixed rate payments of 0.17%(b)	03/20/12	$400,000	$43,350
Receive floating par in the event of default on XL Capital (Europe) PLC, 6.50% due 01/15/12 and pay fixed rate payments of 0.21%(b)	03/20/12	500,000	47,586
Receive floating par in the event of default on the Dow Jones CDX HY-8 and pay fixed rate payments of 2.75%(j)	06/20/12	1,188,000	107,386
Receive floating par in the event of default on Target Corporation BP MYC, 5.88% due 03/01/12 and pay fixed rate payments of 0.11%(k)	06/20/12	1,200,000	22,344
Receive floating par in the event of default on the Dow Jones CDX HY-8 and pay fixed rate payments of 1.60%(j)	06/20/12	1,200,000	96,862
Receive floating par in the event of default on Morgan Stanley, 6.6% due 04/01/12 and pay fixed rate of 0.87%(c)	09/20/12	700,000	(34,508)
Receive variable rate payments on the Dow Jones CDX IG50 Index and pay fixed rate payments of 1.55%(f)	06/20/13	30,000,000	(160,734)
Receive floating par in the event of default on the Dow Jones CDX HY-10 Index and pay fixed rate payments of 5.00%(b)	06/20/13	1,800,000	106,503
Receive floating par in the event of default on the Dow Jones CDX HY-10 Index and pay fixed rate payments of 5.00%(n)	06/20/13	1,800,000	106,503
Receive floating par in the event of default on Sealed Air Corporation, 5.63% due 07/15/13 and pay fixed rate payments of 0.58%(k)	09/20/13	400,000	17,975
Receive fixed rate payments of 4.25% and pay variable rate payments on the three month LIBOR floating rate(h)	12/17/13	1,000,000	(11,486)
Receive fixed rate payments of 4.25% and pay variable rate payments on the three month LIBOR floating rate(f)	12/17/13	4,800,000	(52,828)
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR floating rate(d)	12/17/13	28,300,000	(585,001)
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR floating rate(k)	12/17/13	66,700,000	(1,378,784)
Receive fixed rate payments of 4.25% and pay variable rate payments on the three month LIBOR floating rate(f)	12/17/13	1,600,000	(17,609)
Receive floating par in the event of default on American Electric Power and pay fixed rate payments of 6.26%(d)	06/20/15	2,300,000	11,018

See Notes to Financial Statements.	69

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive floating par in the event of default on CitiFinancial, 6.63% due 06/01/15 and pay fixed rate payments of 0.15%(b)	06/20/15	$300,000	$21,125
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments at 4.50%(a)	12/17/15	24,000,000	205,468
Receive floating par in the event of default on Omnicom Group, Inc., 5.90% due 04/15/16 and pay fixed rate payments of 0.39%(k)	06/20/16	700,000	12,751
Receive floating par in the event of default on Bank of America, 5.62% due 10/14/16 and pay fixed rate payments of 0.17%(d)	12/20/16	1,700,000	104,534
Receive floating par in the event of default on the Dow Jones CDX IG7 Index and pay fixed rate payments of 0.65%(k)	12/20/16	3,900,000	210,727
Receive floating par in the event of default on Federal Republic of Brazil, 12.50% due 03/06/30 and pay fixed rate payments of 1.04%(f)	05/20/17	1,000,000	(28,285)
Receive floating par in the event of default on Autozone, 5.88% due 10/15/12 and pay fixed rate payments of 0.67%(m)	06/20/17	1,700,000	49,141
Receive floating par in the event of default on Autozone, 5.88% due 10/15/12 and pay fixed rate payments of 0.64%(m)	06/20/17	900,000	27,890
Receive floating par in the event of default on Autozone, 5.88% due 10/15/12 and pay fixed rate payments of 0.64%(m)	06/20/17	600,000	18,385
Receive floating par in the event of default on GMAC LLC, 6.88% due 08/28/12 and pay fixed rate payments of 3.53%(f)	09/20/17	8,400,000	(2,715,430)
Receive floating par in the event of default on the Dow Jones CDX IG9 Index and pay fixed rate payments of 0.80%(m)	12/20/17	7,400,000	296,644
Receive floating par in the event of default on Citigroup, Inc. and pay fixed rate payments of 1.01%(f)	06/20/18	8,700,000	273,869
Receive variable rate payments in the event of default on the Dow Jones CDX IG10 Index and pay fixed rate payments of 1.50%(f)	06/20/18	3,100,000	(38,016)
Receive floating par in the event of default on the Dow Jones CDX IG10 Index and pay fixed rate payments of 1.50%(k)	06/20/18	12,400,000	(152,063)
Receive fixed rate payments of 4.75% and pay variable rate payments on the three month LIBOR floating rate(h)	12/17/18	3,600,000	(23,124)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(d)	12/17/18	14,300,000	217,792

70	See Notes to Financial Statements.

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(k)	12/17/18	$31,100,000	$473,659
Receive fixed rate payments of 4.75% and pay variable rate payments on the three month LIBOR floating rate(h)	12/17/18	13,300,000	(85,429)
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(j)	12/17/23	4,000,000	(21,516)
Receive variable rate payments on the three month LIBOR floating rate	12/17/23	2,700,000	53,276
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(m)	12/17/23	22,600,000	(121,567)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(f)	12/17/28	900,000	(3,288)
Receive floating par in the event of default on the ABX HE AAA and pay fixed rate payments of 0.09%(p)	08/25/37	1,000,000	(508,200)
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(i)	12/17/38	3,000,000	16,726
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(p)	12/17/38	1,000,000	5,575
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(h)	12/17/38	1,700,000	(16,441)

			(2,437,689)

			$(14,471,871)

PORTFOLIO SUMMARY (based on net assets)

%
Mortgage-Backed Securities	74.0
Corporate Bonds	25.9
Money Market Funds	15.6
Futures Contracts	12.5
Agency Obligations	8.2
U.S. Treasury Obligations	8.0
Foreign Bonds	7.9
Asset-Backed Securities	3.7
Commercial Paper	1.4
Loan Agreements	1.2
Purchased Options	0.5
Preferred Stocks	0.4
Municipal Bonds	0.3
Written Options	(0.5)
Swap Agreements	(1.3)
Securities Sold Short	(1.5)
Forward Foreign Currency Contracts	— **

156.3

**	Rounds to less than 0.005%.

See Notes to Financial Statements.	71

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Assets:
Level 1 — Quoted Prices	$183,283,837	$(1,471,120)
Level 2 — Other Significant Observable Inputs	1,444,912,029	1,049,694
Level 3 — Significant Unobservable Inputs**	9,694,206	—

Total Assets	$1,637,890,072	$(421,426)

Liabilities:
Level 1 — Quoted Prices	$(5,557,124)	$—
Level 2 — Other Significant Observable Inputs	(16,853,973)	(14,471,871)
Level 3 — Significant Unobservable Inputs	—	—

Total Liabilities	$(22,411,097)	$(14,471,871)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.
**	The fair value of Level 3 securities is equal to 0.87% of the Fund’s Net Assets. The fair value of the Level 3 securities does not have a significant impact on the amounts reported.

72	See Notes to Financial Statements.

Extended-Duration Bond Fund
SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Par	Value
ASSET-BACKED SECURITIES — 7.7%
Capital One Multi-Asset Execution Trust
5.75%, 07/15/20	$14,300,000	$14,083,269
Citibank Credit Card Issuance Trust
6.15%, 06/15/39	12,650,000	12,353,580
Community Program Loan Trust
4.50%, 04/01/29	1,950,000	1,743,163
Discover Card Master Trust
5.65%, 03/16/20	12,100,000	11,553,612

Total Asset-Backed Securities (Cost $40,938,342)		39,733,624

CORPORATE BONDS — 60.1%
Abbott Laboratories
6.15%, 11/30/37Δ	9,156,000	9,211,348
Albertson’s, Inc.
7.75%, 06/15/26	800,000	788,562
6.63%, 06/01/28	105,000	90,577
7.45%, 08/01/29	985,000	936,696
8.00%, 05/01/31	110,000	113,061
American Express Co.
8.15%, 03/19/38	9,925,000	11,064,092
American International Group, Inc.
5.85%, 01/16/18	12,740,000	11,956,770
Anadarko Petroleum Corporation
5.95%, 09/15/16	1,080,000	1,082,316
6.45%, 09/15/36	760,000	752,598
Apache Corporation
6.00%, 01/15/37Δ	1,640,000	1,614,642
Archer-Daniels-Midland Co.
6.45%, 01/15/38	1,795,000	1,805,573
Arrow Electronics, Inc.
6.88%, 07/01/13	205,000	209,587
ASIF Global Financing XXVII
2.38%, 02/26/09 144A(G)	6,700,000	4,919,574
AT&T Corporation
6.50%, 03/15/29	125,000	119,015
6.50%, 09/01/37	11,130,000	10,806,284
Avnet, Inc.
6.00%, 09/01/15	875,000	849,450
Bank of America Corporation
8.00%, 12/29/49†	9,210,000	8,642,572
Barclays Financial LLC
4.16%, 02/22/10 144A(T)	25,000,000	744,047
4.10%, 03/22/10 144A(T)	7,000,000	203,353
4.06%, 09/16/10 144A(W)	730,000,000	703,097
Baxter International, Inc.
6.25%, 12/01/37	2,332,000	2,345,948
Borden, Inc.
7.88%, 02/15/23	1,200,000	690,000
Bruce Mansfield Unit
6.85%, 06/01/34	1,255,000	1,270,112
Camden Property Trust
5.70%, 05/15/17	25,000	21,900
Chesapeake Energy Corporation
6.88%, 01/15/16	610,000	591,700
6.50%, 08/15/17	45,000	42,300
6.88%, 11/15/20Δ	320,000	302,400
CIT Group Holdings, Inc.
5.40%, 01/30/16	50,000	34,484
CIT Group, Inc.
7.63%, 11/30/12Δ	8,440,000	7,021,346
5.00%, 02/13/14	265,000	190,508
5.13%, 09/30/14	590,000	423,110
5.50%, 12/01/14(U)	600,000	829,062
5.00%, 02/01/15Δ	55,000	38,079
5.65%, 02/13/17	215,000	148,547
5.80%, 10/01/36	220,000	169,638
Citigroup, Inc.
6.63%, 06/15/32	3,128,000	2,862,874
5.88%, 05/29/37Δ	4,141,000	3,532,451
6.88%, 03/05/38Δ	4,149,000	4,016,128
Comcast Corporation
5.50%, 03/15/11	500,000	500,687
5.65%, 06/15/35	660,000	562,604
6.50%, 11/15/35	555,000	529,232
6.45%, 03/15/37Δ	2,415,000	2,254,644
6.95%, 08/15/37	625,000	616,638
Commonwealth Edison Co.
4.75%, 12/01/11@	267,000	249,228
ConocoPhillips
5.90%, 05/15/38Δ	5,642,000	5,582,770
Constellation Energy Group, Inc.
4.55%, 06/15/15Δ	750,000	669,108
Continental Airlines, Inc.
6.95%, 02/02/11	192,631	179,146
8.31%, 04/02/18	461,837	384,521
7.57%, 03/15/20	405,072	340,260
Corning, Inc.
6.20%, 03/15/16	230,000	238,006
7.25%, 08/15/36	850,000	864,815
Cox Communications, Inc.
6.75%, 03/15/11	250,000	258,168
Cummins, Inc.
6.75%, 02/15/27	750,000	658,292
5.65%, 03/01/28Δ	1,520,000	1,046,839
7.13%, 03/01/28	425,000	404,297
DCP Midstream LP
6.45%, 11/03/36 144A	490,000	448,080
Devon Energy Corporation
4.95%, 08/15/08 CONV	963,000	1,793,588
Dillard’s, Inc.
7.75%, 07/15/26	890,000	627,450
7.00%, 12/01/28Δ	500,000	317,500
Duke Energy Carolinas LLC
6.10%, 06/01/37Δ	1,483,000	1,413,774
6.00%, 01/15/38	375,000	366,972
Duke Realty LP
5.95%, 02/15/17	70,000	64,757
El Paso Corporation
7.00%, 05/15/11Δ	400,000	403,286
Emerson Electric Co.
5.25%, 10/15/18	3,000,000	2,963,424
First Industrial LP
7.60%, 07/15/28	1,000,000	891,656
Foot Locker, Inc.
8.50%, 01/15/22	1,000,000	940,000
Ford Motor Co.
6.63%, 10/01/28Δ	680,000	367,200
6.38%, 02/01/29Δ	1,255,000	665,150
Ford Motor Credit Co.
5.70%, 01/15/10	135,000	115,217

See Notes to Financial Statements.	73

Extended-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
7.00%, 10/01/13	$315,000	$232,204
8.00%, 12/15/16	1,000,000	727,763
General Electric Capital Corporation
6.75%, 03/15/32	4,865,000	4,913,280
6.15%, 08/07/37	6,114,000	5,755,940
General Motors Acceptance Corporation
6.88%, 08/28/12Δ	250,000	171,334
Georgia-Pacific Corporation
8.00%, 01/15/24Δ	30,000	27,900
7.38%, 12/01/25	240,000	204,000
7.25%, 06/01/28	300,000	252,000
7.75%, 11/15/29Δ	3,700,000	3,274,500
8.88%, 05/15/31Δ	60,000	55,800
GTE Corporation
6.94%, 04/15/28	10,000	9,926
HCA, Inc.
6.30%, 10/01/12	1,500,000	1,353,750
7.58%, 09/15/25	1,000,000	816,096
7.05%, 12/01/27	500,000	381,146
HCP, Inc.
6.00%, 03/01/15	1,500,000	1,390,066
Highwoods Properties, Inc.
7.50%, 04/15/18	1,500,000	1,427,642
Historic TW, Inc.
6.63%, 05/15/29	60,000	54,746
Home Depot, Inc.
5.88%, 12/16/36	875,000	717,009
HSBC Bank USA NA
3.31%, 08/25/10 144A	700,000	821,310
5.88%, 11/01/34Δ	6,960,000	6,107,456
iStar Financial, Inc.
8.63%, 06/01/13	635,000	581,586
5.95%, 10/15/13	305,000	250,369
5.70%, 03/01/14Δ	1,171,000	984,777
JC Penney Corporation, Inc.
6.38%, 10/15/36Δ	810,000	678,494
Johnson & Johnson
5.95%, 08/15/37Δ	1,000,000	1,041,806
JPMorgan Chase Capital XXV
6.80%, 10/01/37	15,210,000	13,692,696
Kimberly-Clark Corporation
6.63%, 08/01/37	1,424,000	1,530,205
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	280,000	243,694
Koninklijke Philips Electronics NV
6.88%, 03/11/38	8,052,000	8,339,787
Kraft Foods, Inc.
6.50%, 11/01/31	815,000	756,497
Lehman Brothers Holdings, Inc.
6.00%, 05/03/32†	45,000	34,491
6.88%, 07/17/37	635,000	548,166
Lennar Corporation
5.60%, 05/31/15	935,000	688,394
6.50%, 04/15/16	625,000	482,031
Lowe’s Cos., Inc.
6.65%, 09/15/37	3,051,000	2,983,384
M&T Bank Corporation
6.63%, 12/04/17	9,370,000	9,062,411
Macy’s Retail Holdings, Inc.
6.38%, 03/15/37	240,000	185,361
MBIA Insurance Corporation
14.00%, 01/15/33 144A†Δ	4,750,000	1,972,613
McDonald’s Corporation
6.30%, 10/15/37	6,763,000	6,748,723
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	1,000,000	1,029,499
6.50%, 09/15/37	685,000	694,100
Monsanto Co.
5.88%, 04/15/38	2,054,000	1,983,842
Mosaic Global Holdings, Inc.
7.38%, 08/01/18	500,000	513,125
7.30%, 01/15/28	690,000	700,350
Motorola, Inc.
6.50%, 11/15/28Δ	500,000	391,556
Nextel Communications, Inc.
5.95%, 03/15/14	5,000	4,017
7.38%, 08/01/15	35,000	29,069
NGPL PipeCo LLC
7.12%, 12/15/17 144A	640,000	655,238
NiSource Finance Corporation
6.15%, 03/01/13Δ	1,000,000	998,366
6.40%, 03/15/18	1,640,000	1,585,627
Northern Telecom Capital
7.88%, 06/15/26	450,000	324,000
Nucor Corporation
6.40%, 12/01/37	9,294,000	9,460,967
Owens Corning, Inc.
6.50%, 12/01/16	240,000	218,857
7.00%, 12/01/36	355,000	297,384
PacifiCorp
6.25%, 10/15/37	6,943,000	6,888,692
Pioneer Natural Resources Co.
7.20%, 01/15/28Δ	2,500,000	2,219,668
PPL Electric Utilities Corporation
6.45%, 08/15/37	3,076,000	3,158,594
Preston Corporation
7.00%, 05/01/11 CONV	201,000	186,428
Prologis
5.63%, 11/15/15	35,000	32,931
Pulte Homes, Inc.
5.20%, 02/15/15	40,000	32,800
7.88%, 06/15/32	1,500,000	1,290,000
6.38%, 05/15/33	1,000,000	780,000
Qwest Corporation
7.25%, 09/15/25	1,000,000	890,000
6.88%, 09/15/33	2,250,000	1,867,500
Regions Financial Corporation
7.38%, 12/10/37	11,088,000	10,015,569
SLM Corporation
5.38%, 05/15/14	200,000	175,920
Southern Natural Gas Co.
7.35%, 02/15/31	1,750,000	1,781,178
Sprint Capital Corporation
6.90%, 05/01/19	75,000	65,932
6.88%, 11/15/28	3,400,000	2,837,555
Swift Energy Co.
7.63%, 07/15/11Δ	150,000	150,000
Target Corporation
6.50%, 10/15/37	5,400,000	5,211,243
7.00%, 01/15/38	5,150,000	5,296,945
Tennessee Gas Pipeline Co.
7.00%, 10/15/28	750,000	735,193

74	See Notes to Financial Statements.

	Par	Value
Time Warner, Inc.
7.63%, 04/15/31	$35,000	$35,630
6.50%, 11/15/36	120,000	107,146
Toll Brothers Finance Corporation
5.15%, 05/15/15	1,285,000	1,114,365
Toro Co.
6.63%, 05/01/37	300,000	307,795
Union Pacific Resources Group
7.15%, 05/15/28	250,000	258,185
United Technologies Corporation
6.13%, 07/15/38	6,030,000	6,078,035
Verizon Communications, Inc.
6.40%, 02/15/38Δ	2,068,000	1,931,158
6.90%, 04/15/38	2,570,000	2,547,808
Verizon Global Funding Corporation
5.85%, 09/15/35	2,420,000	2,139,725
Verizon Maryland, Inc.
5.13%, 06/15/33	50,000	38,730
Verizon New York, Inc.
7.38%, 04/01/32	385,000	392,197
Wachovia Bank NA
5.85%, 02/01/37	6,077,000	4,852,102
6.60%, 01/15/38	7,257,000	6,342,509
Wal-Mart Stores, Inc.
5.25%, 09/01/35	1,822,000	1,588,314
6.50%, 08/15/37	9,385,000	9,690,585
WellPoint, Inc.
6.38%, 06/15/37Δ	2,080,000	1,882,772
Wells Fargo Bank NA
5.95%, 08/26/36	4,625,000	4,344,207
Western Union Co.
6.20%, 11/17/36	2,155,000	2,017,470
Williams Cos., Inc.
7.50%, 01/15/31	1,250,000	1,270,312
Xerox Capital Trust I
8.00%, 02/01/27	1,500,000	1,467,568
XTO Energy, Inc.
6.10%, 04/01/36	50,000	47,778

Total Corporate Bonds (Cost $320,780,170)		308,316,999

FOREIGN BONDS — 28.5%
Australia — 1.9%
New South Wales Treasury Corporation
7.00%, 12/01/10(A)	1,125,000	1,070,734
6.00%, 05/01/12(A)	120,000	110,058
Qantas Airways, Ltd.
6.05%, 04/15/16 144A	345,000	313,215
Queensland Treasury Corporation
6.00%, 06/14/11(A)	1,385,000	1,284,364
Rio Tinto Finance USA, Ltd.
7.13%, 07/15/28	6,830,000	6,929,820

		9,708,191

Brazil — 1.4%
Federative Republic of Brazil
10.25%, 01/10/28(B)	2,525,000	1,397,878
8.25%, 01/20/34Δ	4,750,000	5,852,000

		7,249,878

Canada — 7.6%
British Columbia Generic Residual
4.14%, 06/09/14 STRIP(C)Ω	10,230,000	7,905,502
Canada Generic Residual
4.23%, 06/01/25 STRIP(C)Ω	4,110,000	1,974,993
Canadian Government
4.00%, 06/01/16(C)	575,000	576,635
Canadian National Railway Co.
6.38%, 11/15/37	7,938,000	7,850,999
CIT Group Funding Co.
5.20%, 06/01/15	240,000	165,529
Kinder Morgan Finance Co.
5.70%, 01/05/16	125,000	111,875
Methanex Corporation
6.00%, 08/15/15	25,000	23,293
Ontario Generic Residual
4.82%, 07/13/22 STRIP(C)Ω	3,900,000	1,939,100
4.91%, 03/08/29(C)	7,000,000	2,539,963
Saskatchewan Residual
4.13%, 04/10/14 STRIP(C)Ω	7,500,000	5,817,888
4.76%, 02/04/22 STRIP(C)Ω	3,000,000	1,571,050
Talisman Energy, Inc.
5.85%, 02/01/37	670,000	579,111
6.25%, 02/01/38	450,000	414,971
TransCanada Pipelines, Ltd.
6.20%, 10/15/37(C)	8,412,000	7,735,641

		39,206,550

Cayman Islands — 0.1%
Enersis SA
7.40%, 12/01/16Δ	625,000	670,024

Iceland — 1.1%
Glitnir Banki HF
6.38%, 09/25/12 144A	6,275,000	5,398,288

Luxembourg — 1.2%
Covidien International Finance SA
6.55%, 10/15/37	5,307,000	5,370,153
Telecom Italia Capital SA
6.38%, 11/15/33	410,000	366,086
6.00%, 09/30/34	415,000	356,241

		6,092,480

Malaysia — 0.1%
Telekom Malaysia BHD
7.88%, 08/01/25 144A	225,000	255,908

Mexico — 1.0%
Mexican Bonos
9.00%, 12/20/12(M)	23,000,000	2,243,844
8.00%, 12/07/23(M)	34,000,000	2,950,946

		5,194,790

Netherlands — 0.3%
Rabobank Nederland NV
14.00%, 01/28/09(I)	110,000,000	1,403,242

Philippines — 0.1%
Quezon Power (Philippines), Ltd.
8.86%, 06/15/17	385,000	381,150

See Notes to Financial Statements.	75

Extended-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Spain — 2.8%
Santander Perpetual SA Unipersonal
6.67%, 10/24/17 144A†Δ	$11,600,000	$11,225,367
Telefonica Emisones SAU
7.05%, 06/20/36	3,105,000	3,196,349

		14,421,716

Supranational — 2.0%
Inter-American Development Bank
12.03%, 05/11/09(B)	7,500,000	4,235,388
6.00%, 12/15/17(Z)Δ	8,765,000	6,153,973

		10,389,361

United Kingdom — 8.9%
AstraZeneca PLC
6.45%, 09/15/37	2,700,000	2,757,829
Barclays Bank PLC
6.05%, 12/04/17 144A	4,531,000	4,449,120
7.70%, 10/25/49†Δ	5,537,000	5,661,522
HBOS PLC
6.75%, 05/21/18	9,556,000	9,155,164
HSBC Holdings PLC
6.50%, 09/15/37Δ	6,500,000	5,943,593
Standard Chartered Bank
6.40%, 09/26/17 144AΔ	10,027,000	9,819,060
Tesco PLC
6.15%, 11/15/37 144A	7,550,000	7,020,783
Vodafone Group PLC
6.15%, 02/27/37Δ	1,000,000	917,438

		45,724,509

Total Foreign Bonds (Cost $138,243,484)		146,096,087

MORTGAGE-BACKED SECURITIES — 0.0%
Federal Home Loan Mortgage Corporation
5.00%, 12/01/31	183,018	176,699
Federal National Mortgage Association
5.00%, 07/25/23	22,150	22,110

Total Mortgage-Backed Securities (Cost $191,641)		198,809

	Shares
PREFERRED STOCKS — 0.1%
Chesapeake Energy Corporation CONV	330	57,362
El Paso Energy Capital Trust I CONV	5,350	219,350

Total Preferred Stocks (Cost $253,515)		276,712

MONEY MARKET FUNDS — 9.7%
GuideStone Money Market Fund (GS4 Class)¥	4,963,945	4,963,945
Northern Institutional Liquid Assets Portfolio§	44,639,752	44,639,752

Total Money Market Funds (Cost $49,603,697)		49,603,697

	Par
U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Bond
4.75%, 02/15/37Δ	$1,000,000	1,032,969

U.S. Treasury Note
4.63%, 10/31/11Δ	1,055,000	1,107,668

U.S. Treasury STRIPS
4.70%, 02/15/36Δ	1,500,000	428,242
4.66%, 05/15/37Δ	4,000,000	1,082,052

		1,510,294

Total U.S. Treasury Obligations (Cost $3,579,372)		3,650,931

TOTAL INVESTMENTS — 106.8% (Cost $553,590,221)		547,876,859
Liabilities in Excess of Other Assets — (6.8)%		(34,937,986)

NET ASSETS — 100.0%		$512,938,873

76	See Notes to Financial Statements.

PORTFOLIO SUMMARY (based on net assets)

	%
Corporate Bonds	60.1
Foreign Bonds	28.5
Money Market Funds	9.7
Asset-Backed Securities	7.7
U.S. Treasury Obligations	0.7
Preferred Stocks	0.1
Mortgage-Backed Securities	—	**

	106.8

**	Rounds to less than 0.005%.

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$49,880,409	$—
Level 2 — Other Significant Observable Inputs	497,996,450	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$547,876,859	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Financial Statements.	77

Global Bond Fund
SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 0.2%
Federal National Mortgage Association
1.25%, 12/15/08‡‡	$153,000	$151,236
1.38%, 12/15/08‡‡	445,000	439,870

Total Agency Obligations (Cost $594,285)		591,106

ASSET-BACKED SECURITIES — 2.2%
ARG Funding Corporation
2.64%, 05/20/11†	460,000	421,333
Bear Stearns Asset-Backed Securities Trust
2.87%, 10/25/33 STEP	150,306	137,532
Carrington Mortgage Loan Trust
2.80%, 10/25/35†	124,349	122,134
Chase Issuance Trust
2.72%, 04/15/19†	760,000	606,792
Citibank Credit Card Issuance Trust
7.75%, 06/20/14	710,000	656,085
GMAC Mortgage Corporation Loan Trust
2.55%, 12/25/36†	1,830,778	1,306,272
Lehman XS Trust
2.57%, 02/25/37†	683,709	622,301
Morgan Stanley Mortgage Loan Trust
2.60%, 10/25/36†	352,595	335,837
Origen Manufactured Housing
2.62%, 11/15/18†	119,537	101,833
RAAC Series
2.73%, 07/25/37 144A†	320,009	314,649
Residential Asset Securities Corporation
6.35%, 03/25/32	81,576	56,666
SACO I, Inc.
2.56%, 09/25/35†	140,882	78,967
Security National Mortgage Loan Trust
2.67%, 01/25/37 144A†	261,838	253,942

Total Asset-Backed Securities (Cost $5,779,599)		5,014,343

CORPORATE BONDS — 35.1%
Activant Solutions, Inc.
9.50%, 05/01/16	65,000	51,675
Advanced Medical Optics, Inc.
7.50%, 05/01/17Δ	45,000	41,625
AES Corporation
8.38%, 03/01/11(U)	50,000	98,596
8.75%, 05/15/13 144A	312,000	325,260
8.00%, 10/15/17	315,000	310,275
Affinion Group, Inc.
10.13%, 10/15/13	100,000	100,750
11.50%, 10/15/15	105,000	105,263
Allegheny Energy Supply
7.80%, 03/15/11	90,000	92,475
Allied Security Escrow Corporation
11.38%, 07/15/11	160,000	138,400
Allied Waste North America, Inc.
7.13%, 05/15/16Δ	225,000	225,000
American International Group, Inc.
5.05%, 10/01/15	100,000	90,741
Amkor Technologies, Inc.
7.75%, 05/15/13	585,000	544,781
Anadarko Petroleum Corporation
5.95%, 09/15/16	20,000	20,043
Appleton Papers, Inc.
8.13%, 06/15/11	40,000	38,000
9.75%, 06/15/14	100,000	93,500
Ashtead Capital, Inc.
9.00%, 08/15/16 144AΔ	140,000	123,900
Ashton Woods USA LLC
9.50%, 10/01/15	40,000	23,400
Associated Materials, Inc.
9.75%, 04/15/12Δ	120,000	119,400
19.23%, 03/01/14 STEPΩΔ	190,000	126,350
AT&T Corporation
6.50%, 03/15/29	580,000	552,230
Autonation, Inc.
4.71%, 04/15/13†	200,000	170,000
Avis Budget Car Rental LLC
5.18%, 05/15/14†Δ	225,000	175,500
Baltimore Gas & Electric Co.
5.20%, 06/15/33	1,125,000	881,272
Banca Popolare di Lodi Investors Trust III
6.74%, 06/30/36(E)†	260,000	360,686
Belden & Blake Corporation
8.75%, 07/15/12	120,000	123,300
Blockbuster, Inc.
9.00%, 09/01/12Δ	110,000	90,475
Boeing Capital Corporation, Ltd.
5.80%, 01/15/13	60,000	63,032
Boston Scientific Corporation
7.00%, 11/15/35Δ	215,000	190,275
Buffets, Inc.
12.50%, 11/01/14	105,000	2,100
CCH I Holdings LLC
11.00%, 10/01/15Δ	520,000	388,050
CDX North America High Yield
7.63%, 06/29/12 144A	1,950,000	1,795,170
Ceridian Corporation
12.25%, 11/15/15 PIK 144AΔ	60,000	54,600
Charter Communications Holdings LLC
12.13%, 01/15/12 STEPΔ	70,000	51,100
Charter Communications, Inc.
10.88%, 09/15/14 144AΔ	140,000	144,550
Chesapeake Energy Corporation
7.50%, 09/15/13Δ	265,000	266,325
6.50%, 08/15/17	1,190,000	1,118,600
6.25%, 01/15/18	30,000	27,750
7.25%, 12/15/18	95,000	92,862
Chiquita Brands International, Inc.
7.50%, 11/01/14Δ	385,000	315,700
CII Carbon LLC
11.13%, 11/15/15 144AΔ	190,000	188,100
Cincinnati Bell Telephone Co.
6.30%, 12/01/28	155,000	124,775

78	See Notes to Financial Statements.

	Par	Value
CIT Group Holdings, Inc.
5.40%, 01/30/16Δ	$10,000	$6,897
CIT Group, Inc.
5.13%, 09/30/14	240,000	172,113
5.00%, 02/01/15	1,575,000	1,090,458
5.85%, 09/15/16	240,000	165,837
5.65%, 02/13/17	5,000	3,455
Citizens Communications Co.
9.25%, 05/15/11Δ	200,000	208,000
7.13%, 03/15/19	500,000	450,000
Clear Channel Communications, Inc.
5.50%, 09/15/14	40,000	24,028
6.88%, 06/15/18Δ	770,000	454,984
CMP Susquehanna Corporation
9.88%, 05/15/14	80,000	56,400
Colorado Interstate Gas Co.
5.95%, 03/15/15	20,000	19,690
6.80%, 11/15/15	125,000	128,307
Comcast Corporation
6.50%, 01/15/15	60,000	61,008
6.50%, 01/15/17	60,000	60,454
Commerzbank Capital Funding Trust I
5.01%, 04/12/37(E)†	900,000	1,103,497
Community Health Systems, Inc.
8.88%, 07/15/15Δ	100,000	101,125
Complete Production Services, Inc.
8.00%, 12/15/16	80,000	80,300
Countrywide Financial Corporation
5.80%, 06/07/12	90,000	85,196
6.25%, 05/15/16Δ	280,000	249,670
CSC Holdings, Inc.
8.13%, 08/15/09Δ	270,000	272,700
Cummins, Inc.
5.65%, 03/01/28	1,500,000	1,033,065
DAE Aviation Holdings, Inc.
11.25%, 08/01/15 144AΔ	230,000	229,425
DaVita, Inc.
6.63%, 03/15/13Δ	140,000	135,100
Delhaize America, Inc.
9.00%, 04/15/31	301,000	355,275
Deutsche Postbank Funding Trust IV
5.98%, 06/29/49(E)	300,000	401,510
Dex Media West LLC
9.88%, 08/15/13	275,000	248,188
Dex Media, Inc.
16.11%, 11/15/13 STEPΩΔ	10,000	7,200
DI Finance
9.50%, 02/15/13	180,000	180,000
Dole Food Co., Inc.
7.25%, 06/15/10	100,000	91,000
Dollar General Corporation
11.88%, 07/15/17 PIKΔ	195,000	185,250
DP World, Ltd.
6.85%, 07/02/37	300,000	258,156
Dynegy Holdings, Inc.
7.50%, 06/01/15Δ	307,000	284,743
7.75%, 06/01/19	746,000	682,590
EchoStar DBS Corporation
7.00%, 10/01/13Δ	600,000	574,500
Education Management LLC
8.75%, 06/01/14	60,000	56,100
10.25%, 06/01/16	95,000	87,875
El Paso Corporation
7.75%, 01/15/32Δ	150,000	151,018
El Paso Natural Gas Co.
8.63%, 01/15/22	90,000	100,319
8.38%, 06/15/32	75,000	84,128
Energy Future Holdings Corporation
11.25%, 11/01/17 PIK 144A	850,000	852,125
6.50%, 11/15/24	20,000	14,856
6.55%, 11/15/34	360,000	264,088
Enterprise Products Operating LP
8.38%, 08/01/45†	60,000	60,070
EPL Finance Corporation
11.75%, 11/15/13	45,000	45,000
Erac USA Finance Co.
7.00%, 10/15/37	775,000	646,407
EXCO Resources, Inc.
7.25%, 01/15/11Δ	125,000	123,438
Expedia, Inc.
8.50%, 07/01/16	50,000	49,125
FirstEnergy Corporation
7.38%, 11/15/31	45,000	49,075
Ford Motor Co.
6.63%, 10/01/28Δ	850,000	459,000
7.45%, 07/16/31	2,300,000	1,351,250
Ford Motor Credit Co.
5.63%, 10/01/08Δ	240,000	235,942
5.70%, 01/15/10	1,250,000	1,066,828
5.46%, 01/13/12†	37,500	26,674
7.16%, 04/15/12†	100,000	93,742
7.00%, 10/01/13Δ	650,000	479,151
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	470,000	496,621
Freescale Semiconductor, Inc.
10.13%, 12/15/16Δ	661,000	507,318
General Electric Capital Corporation
6.75%, 03/15/32	30,000	30,298
General Motors Acceptance Corporation
6.75%, 12/01/14Δ	650,000	429,788
8.00%, 11/01/31	600,000	391,119
General Motors Corporation
8.25%, 07/15/23Δ	375,000	220,313
8.38%, 07/05/33(E)	250,000	213,243
8.38%, 07/15/33Δ	1,700,000	1,015,750
Georgia Gulf Corporation
9.50%, 10/15/14Δ	125,000	94,062
Georgia-Pacific Corporation
8.88%, 05/15/31	625,000	581,250
GMAC LLC
5.38%, 06/06/11(E)	470,000	488,951
6.00%, 12/15/11Δ	1,515,000	1,043,274
Goldman Sachs Group, Inc.
6.65%, 05/15/09	20,000	20,398
Goodyear Tire & Rubber Co.
7.00%, 03/15/28	690,000	579,600
Graham Packaging Co., Inc.
8.50%, 10/15/12	25,000	23,812
9.88%, 10/15/14Δ	105,000	93,450

See Notes to Financial Statements.	79

Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Graphic Packaging International Corporation
9.50%, 08/15/13Δ	$145,000	$139,200
H&E Equipment Services, Inc.
8.38%, 07/15/16	205,000	180,400
Hawaiian Telcom Communications, Inc.
12.50%, 05/01/15	65,000	16,575
Hawker Beechcraft Acquisition Co., LLC
8.88%, 04/01/15 PIKΔ	20,000	20,200
9.75%, 04/01/17Δ	260,000	261,300
HCA, Inc.
8.75%, 11/01/10(U)	140,000	269,097
7.88%, 02/01/11	240,000	237,600
6.38%, 01/15/15Δ	765,000	638,775
7.19%, 11/15/15	205,000	177,605
6.50%, 02/15/16	320,000	268,000
9.25%, 11/15/16	60,000	61,950
9.63%, 11/15/16 PIK	85,000	87,763
7.50%, 12/15/23	500,000	409,060
7.69%, 06/15/25	745,000	612,962
7.58%, 09/15/25	570,000	465,175
Hertz Corporation
8.88%, 01/01/14	500,000	460,000
Hess Corporation
6.65%, 08/15/11Δ	60,000	62,975
Hexion US Finance Corporation
9.75%, 11/15/14	1,170,000	1,064,700
Home Depot, Inc.
5.88%, 12/16/36	590,000	483,469
Host Hotels & Resorts LP
2.63%, 04/15/27Δ	750,000	610,313
Idearc, Inc.
8.00%, 11/15/16	1,034,000	655,298
International Paper Co.
5.50%, 01/15/14	575,000	528,987
iStar Financial, Inc.
5.65%, 09/15/11	92,000	78,715
8.63%, 06/01/13	75,000	68,691
5.95%, 10/15/13	954,000	783,122
5.70%, 03/01/14	62,000	52,140
6.05%, 04/15/15	20,000	16,021
5.88%, 03/15/16	22,000	17,357
Jarden Corporation
7.50%, 05/01/17	100,000	87,500
JC Penney Corporation, Inc.
7.63%, 03/01/38	1,300,000	1,065,115
Jefferson Smurfit Corporation
7.50%, 06/01/13	625,000	518,750
Jones Apparel Group, Inc.
6.13%, 11/15/34	135,000	92,475
Kerr-McGee Corporation
6.95%, 07/01/24	30,000	31,193
Keystone Automotive Operations, Inc.
9.75%, 11/01/13Δ	85,000	41,225
Kinder Morgan Energy Partners LP
5.95%, 02/15/18Δ	1,060,000	1,034,568
Knight, Inc.
5.15%, 03/01/15	150,000	133,125
Kraft Foods, Inc.
4.13%, 11/12/09	40,000	39,953
6.50%, 11/01/31Δ	1,200,000	1,113,860
L-3 Communications Corporation
7.63%, 06/15/12	600,000	607,500
6.13%, 01/15/14Δ	45,000	42,412
6.38%, 10/15/15	450,000	423,000
Lamar Media Corporation
6.63%, 08/15/15	100,000	91,500
Lehman Brothers Holdings, Inc.
5.25%, 02/06/12	130,000	123,122
6.88%, 07/17/37	500,000	431,627
Leiner Health Products, Inc.
11.00%, 06/01/12@Δ	285,000	6,412
Lennar Corporation
5.60%, 05/31/15	1,400,000	1,030,750
Level 3 Financing, Inc.
9.25%, 11/01/14Δ	260,000	237,900
8.75%, 02/15/17	985,000	852,025
Mariner Energy, Inc.
8.00%, 05/15/17Δ	70,000	68,075
Marsh & McLennan Cos., Inc.
5.88%, 08/01/33	1,000,000	841,565
MBIA Insurance Corporation
14.00%, 01/15/33 144A†Δ	410,000	170,268
Merrill Lynch & Co., Inc.
6.11%, 01/29/37	2,000,000	1,593,086
Metals USA, Inc.
11.13%, 12/01/15	140,000	146,300
MetroPCS Wireless, Inc.
9.25%, 11/01/14	40,000	38,700
Michaels Stores, Inc.
11.38%, 11/01/16Δ	60,000	48,000
Midwest Generation LLC
8.30%, 07/02/09	52,609	53,003
Mirant Mid-Atlantic LLC
9.13%, 06/30/17	152,070	167,277
Morgan Stanley
4.75%, 04/01/14	50,000	45,617
Mutual of Omaha Insurance Co.
6.80%, 06/15/36	1,200,000	1,148,743
Neiman-Marcus Group, Inc.
9.00%, 10/15/15 PIKΔ	85,000	84,363
10.38%, 10/15/15Δ	270,000	271,350
7.13%, 06/01/28	30,000	26,700
Nevada Power Co.
8.25%, 06/01/11Δ	290,000	313,257
5.88%, 01/15/15	100,000	100,321
NewPage Corporation
9.12%, 05/01/12†	265,000	267,650
Nextel Communications, Inc.
5.95%, 03/15/14	970,000	779,314
7.38%, 08/01/15	430,000	357,131
Noranda Aluminium Holding Corporation
8.58%, 11/15/14†	90,000	74,250
Norcraft Holdings LP
11.24%, 09/01/12 STEPΩ	195,000	182,569
Nortek, Inc.
8.50%, 09/01/14Δ	15,000	9,675
Nortel Networks Corporation
2.13%, 04/15/14	1,675,000	1,130,625
NRG Energy, Inc.
7.38%, 02/01/16	300,000	283,125
NTK Holdings, Inc.
25.91%, 03/01/14ΩΔ	160,000	73,600

80	See Notes to Financial Statements.

	Par	Value
Oncor Electric Delivery Co.
6.38%, 01/15/15	$100,000	$98,803
Orion Power Holdings, Inc.
12.00%, 05/01/10	55,000	59,675
Owens Corning, Inc.
7.00%, 12/01/36	220,000	184,294
Panhandle Eastern Pipeline Co.
7.00%, 06/15/18	1,100,000	1,099,707
Pemex Project Funding Master Trust
6.63%, 06/15/35Δ	1,810,000	1,794,801
Penhall International Corporation
12.00%, 08/01/14 144A	205,000	154,775
PetroHawk Energy Corporation
9.13%, 07/15/13Δ	70,000	72,100
Pioneer Natural Resources Co.
5.88%, 07/15/16	900,000	818,512
7.20%, 01/15/28	315,000	279,678
Qwest Communications International, Inc.
6.18%, 02/15/09†	33,000	33,000
7.25%, 02/15/11Δ	35,000	33,994
7.50%, 02/15/14	20,000	19,100
Qwest Corporation
7.88%, 09/01/11	100,000	100,500
6.03%, 06/15/13†	100,000	96,000
7.63%, 06/15/15	300,000	290,250
6.50%, 06/01/17	15,000	13,462
7.50%, 06/15/23	165,000	147,675
6.88%, 09/15/33	3,415,000	2,834,450
7.25%, 10/15/35	110,000	92,950
Realogy Corporation
12.38%, 04/15/15	235,000	116,325
Rental Service Corporation
9.50%, 12/01/14Δ	160,000	134,400
Residential Capital LLC
9.63%, 05/15/15	667,000	326,830
RH Donnelley Corporation
6.88%, 01/15/13Δ	320,000	192,000
Rural Cellular Corporation
5.68%, 06/01/13†	60,000	60,450
Ryerson, Inc.
12.00%, 11/01/15 144A	160,000	159,600
Saint Acquisition Corporation
10.43%, 05/15/15 144A†	70,000	22,750
12.50%, 05/15/17 144AΔ	185,000	63,825
Sbarro, Inc.
10.38%, 02/01/15Δ	70,000	60,200
SemGroup LP
8.75%, 11/15/15 144A	105,000	102,375
Sequa Corporation
11.75%, 12/01/15	50,000	44,750
13.50%, 12/01/15Δ	50,000	46,250
Service Corporation International
7.50%, 04/01/27	75,000	64,125
SLM Corporation
5.38%, 01/15/13	650,000	573,055
5.00%, 10/01/13	380,000	328,938
4.75%, 03/17/14(E)	170,000	215,210
5.38%, 05/15/14	1,000,000	879,599
8.45%, 06/15/18	385,000	369,950
Smurfit-Stone Container Enterprises, Inc.
8.00%, 03/15/17Δ	335,000	269,675
Sprint Capital Corporation
8.38%, 03/15/12	60,000	59,446
Steel Dynamics, Inc.
7.38%, 11/01/12 144A	45,000	45,225
Stone Energy Corporation
8.25%, 12/15/11	115,000	112,700
Suburban Propane Partners LP
6.88%, 12/15/13Δ	145,000	137,750
Sungard Data Systems, Inc.
10.25%, 08/15/15	190,000	191,900
Tenet Healthcare Corporation
6.38%, 12/01/11Δ	110,000	104,775
7.38%, 02/01/13Δ	1,100,000	1,039,500
9.88%, 07/01/14Δ	375,000	378,750
6.88%, 11/15/31	85,000	61,625
Terex Corporation
7.38%, 01/15/14	20,000	19,800
Time Warner Cable, Inc.
5.85%, 05/01/17	1,200,000	1,141,685
Time Warner, Inc.
6.88%, 05/01/12	90,000	92,151
TL Acquisitions, Inc.
10.50%, 01/15/15 144A	100,000	87,500
Toronto Dominion Bank NY
6.38%, 12/15/14Δ	795,000	520,725
Toys “R” Us, Inc.
7.38%, 10/15/18	80,000	59,600
TRW Automotive, Inc.
6.38%, 03/15/14 144A(E)	147,000	190,942
Tube City IMS Corporation
9.75%, 02/01/15	80,000	74,200
TXU Corporation
5.55%, 11/15/14Δ	1,370,000	1,079,386
Unicredito Italiano Capital Trust III
4.03%, 10/29/49(E)†	250,000	307,666
United Rentals, Inc.
7.00%, 02/15/14	250,000	195,000
UnitedHealth Group, Inc.
5.80%, 03/15/36	790,000	655,905
Universal Hospital Services, Inc.
6.30%, 06/01/15†	20,000	18,800
8.50%, 06/01/15 PIK	20,000	20,100
US Investigations Services, Inc.
10.50%, 11/01/15 144AΔ	150,000	138,750
US Oncology Holdings, Inc.
10.76%, 03/15/12 PIK	105,364	83,764
USG Corporation
6.30%, 11/15/16	675,000	546,750
Valor Telecommunications Enterprises LLC
7.75%, 02/15/15Δ	125,000	128,033
Vanguard Health Holding Co. II LLC
9.00%, 10/01/14Δ	220,000	218,900
Verizon Global Funding Corporation
6.88%, 06/15/12	30,000	31,815
Visteon Corporation
8.25%, 08/01/10	57,000	51,015
12.25%, 12/31/16	145,000	116,725

See Notes to Financial Statements.	81

Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
W&T Offshore, Inc.
8.25%, 06/15/14 144A	$50,000	$48,500
Wachovia Corporation
5.25%, 08/01/14	120,000	111,873
Waste Management, Inc.
7.38%, 08/01/10	50,000	52,254
7.38%, 05/15/29	50,000	52,686
Western Union Co.
6.20%, 11/17/36	620,000	580,432
Westvaco Corporation
7.95%, 02/15/31	135,000	126,533
Weyerhaeuser Co.
6.75%, 03/15/12	120,000	123,691
Whiting Petroleum Corporation
7.00%, 02/01/14	130,000	128,212
Williams Cos., Inc.
7.13%, 09/01/11Δ	525,000	546,000
7.50%, 01/15/31	130,000	132,113
Windstream Corporation
8.63%, 08/01/16Δ	650,000	651,625
Xerox Corporation
9.75%, 01/15/09	500,000	514,750
XTO Energy, Inc.
7.50%, 04/15/12	30,000	32,213

Total Corporate Bonds (Cost $84,247,898)		80,103,289

FOREIGN BONDS — 33.7%
Argentina — 0.3%
Republic of Argentina
2.00%, 01/03/10(P)†	1,140,000	320,490
7.00%, 09/12/13	488,000	369,131

		689,621

Australia — 1.8%
National Capital Instruments LLC
5.91%, 12/29/49(E)†	150,000	194,225
New South Wales Treasury Corporation
7.00%, 12/01/10(A)	2,825,000	2,688,731
Queensland Treasury Corporation
6.00%, 06/14/11(A)	1,220,000	1,131,353

		4,014,309

Bermuda — 0.5%
AES China Generating Co., Ltd.
8.25%, 06/26/10	78,000	74,127
White Mountains Re Group, Ltd.
6.38%, 03/20/17Δ	1,250,000	1,120,252

		1,194,379

Brazil — 3.2%
Brazil Notas do Tesouro Nacional, Series F
10.00%, 07/01/10(B)	2,000,000	1,203,356
10.00%, 01/01/12(B)	2,000,000	1,083,526
Federative Republic of Brazil
10.25%, 01/10/28(B)	6,000,000	3,321,689
11.00%, 08/17/40Δ	1,210,000	1,601,737

		7,210,308

Canada — 5.7%
Bell Canada
5.00%, 02/15/17(C)	410,000	326,496
6.10%, 03/16/35(C)	265,000	198,606
Bombardier, Inc.
7.25%, 11/15/16(E)	161,000	245,870
Canadian Government
5.25%, 06/01/12(C)	10,000,000	10,453,957
Conoco Funding Co.
6.35%, 10/15/11	70,000	74,084
Methanex Corporation
8.75%, 08/15/12	70,000	74,200
Novelis, Inc.
7.25%, 02/15/15	115,000	109,250
OPTI Canada, Inc.
7.88%, 12/15/14	100,000	99,250
8.25%, 12/15/14	70,000	70,000
Rogers Cable, Inc.
7.88%, 05/01/12Δ	240,000	260,776
Rogers Wireless, Inc.
9.63%, 05/01/11	450,000	498,423
Stone Container Finance
7.38%, 07/15/14Δ	650,000	523,250
Sun Media Corporation
7.63%, 02/15/13	100,000	97,250

		13,031,412

Cayman Islands — 1.0%
MUFG Capital Finance 2, Ltd.
4.85%, 07/25/36(E)†	500,000	616,203
Odebrecht Finance, Ltd.
7.50%, 10/18/17	100,000	103,250
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/49 144A†	120,000	84,391
SMFG Preferred Capital, Ltd.
6.16%, 12/31/49(U)	350,000	546,407
Vale Overseas, Ltd.
6.88%, 11/21/36	927,000	865,572

		2,215,823

Colombia — 0.2%
Republic of Colombia
7.38%, 09/18/37	400,000	429,000

Denmark — 0.2%
Nordic Telephone Co. Holdings ApS
8.88%, 05/01/16 144A	265,000	261,025
10.36%, 05/01/16(E)†	111,000	173,017

		434,042

Ecuador — 0.1%
Republic of Ecuador
10.00%, 08/15/30 STEP	150,000	147,000

Egypt — 0.8%
Egyptian Treasury Bills
10.85%, 03/03/09Ω(Y)	6,975,000	1,221,205
10.90%, 04/14/09(Y)	3,375,000	583,980

		1,805,185

Finland — 0.2%
M-real OYJ
8.98%, 12/15/10(E)†	300,000	396,361

82	See Notes to Financial Statements.

	Par	Value
France — 1.3%
Akerys Holdings SA
8.11%, 08/01/14 144A(E)	$260,000	$102,340
AXA SA
6.21%, 10/05/49(E)	360,000	495,613
Banque Federative du Credit Mutuel
4.47%, 10/28/35(E)†	157,000	196,689
Compagnie Generale de Geophysique - Veritas
7.50%, 05/15/15(E)	90,000	90,225
Credit Agricole SA
4.13%, 11/09/49(E)†	500,000	611,597
Dexia Credit Local
4.30%, 11/18/49(E)†	500,000	577,825
Europcar Groupe SA
8.36%, 05/15/13(E)†	155,000	191,572
French Government Bond
5.07%, 10/25/32(E)	1,030,000	491,048
Zlomrex International Finance SA
8.50%, 02/01/14(E)	200,000	234,594

		2,991,503

Germany — 0.7%
Bayerische Landesbank
5.75%, 10/23/17(E)	550,000	801,091
Eurohypo Capital Funding Trust 1
6.45%, 12/23/49(E)†	27,000	38,306
HSH Nordbank AG
5.16%, 02/14/17(E)	52,000	65,893
HT1 Funding GmbH
6.35%, 07/29/49(E)†	450,000	551,111
Kabel Deutschland GmbH
10.75%, 07/01/14(E)	106,000	168,144

		1,624,545

Hungary — 1.0%
Hungary Government Bond
6.00%, 10/24/12(H)	206,970,000	1,227,663
5.50%, 02/12/14(H)	210,000,000	1,183,185

		2,410,848

Iceland — 0.3%
Kaupthing Bank HF
7.13%, 05/19/16 144A	150,000	105,849
6.13%, 10/04/16	700,000	511,618

		617,467

Ireland — 0.6%
Ardagh Glass Finance PLC
7.13%, 06/15/17(E)	112,000	144,598
Ardagh Glass Finance PLC
7.13%, 06/15/17 144A(E)	170,000	218,810
Elan Finance PLC
7.75%, 11/15/11	845,000	823,875
Smurfit Kappa Funding PLC
7.75%, 04/01/15(E)Δ	200,000	283,528

		1,470,811

Italy — 0.1%
Banco Popolare SC
6.16%, 06/29/49(E)	200,000	250,442

Japan — 1.3%
Japanese 10-Year Government Bond
1.70%, 09/20/17(J)	98,000,000	936,728
Japanese 20-Year Government Bond
2.10%, 03/20/27(J)	84,000,000	783,693
Japanese 30-Year Government Bond
2.30%, 12/20/36(J)	74,000,000	680,747
Resona Bank, Ltd.
5.99%, 08/10/49(U)†	300,000	542,725

		2,943,893

Jersey — 0.4%
HSBC Capital Funding LP
5.13%, 12/29/49(E)†	420,000	562,544
RZB Finance Jersey IV, Ltd.
5.17%, 05/16/16(E)†	250,000	306,881

		869,425

Kazakhstan — 0.1%
KazMunaiGaz Finance Sub BV
8.38%, 07/02/13	230,000	230,402

Luxembourg — 2.0%
Basell AF SCA
8.38%, 08/15/15 144AΔ	200,000	128,000
Evraz Group SA
8.88%, 04/24/13 144A	160,000	160,992
9.50%, 04/24/18	100,000	100,750
Fortis Hybrid Financing
5.13%, 06/29/49(E)†Δ	250,000	293,975
Gaz Capital for Gazprom
6.21%, 11/22/16 144A	200,000	187,360
Gaz Capital SA
7.29%, 08/16/37	190,000	173,005
HSH Nordbank Luxembourg
7.41%, 06/30/49(E)†	450,000	562,624
Kuznetski Capital for Bank of Moscow
6.81%, 05/10/17	271,000	246,271
Lecta SA
7.48%, 02/15/14(E)	200,000	227,981
Lecta SA
7.48%, 02/15/14 144A(E)	102,000	116,833
RSHB Capital SA for OJSC Russian Agricultural Bank
7.13%, 01/14/14	120,000	118,944
6.97%, 09/21/16†	100,000	95,860
6.30%, 05/15/17 144A	386,000	357,108
TNK-BP Finance SA
7.50%, 07/18/16 144A	250,000	237,175
7.88%, 03/13/18	870,000	822,455
Tyco International Group SA
6.38%, 10/15/11	90,000	92,167
UBS Luxembourg SA for OJSC Vimpel Communications
8.25%, 05/23/16	255,000	248,064
Vimpel Communications
8.38%, 04/30/13 144A	100,000	98,679
Wind Acquisition Finance SA
9.75%, 12/01/15(E)	53,000	83,759
9.75%, 12/01/15 144A(E)	200,000	316,072

		4,668,074

See Notes to Financial Statements.	83

Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Mexico — 1.4%
Axtel SAB de CV
7.63%, 02/01/17	$20,000	$20,575
Axtel SAB de CV
7.63%, 02/01/17 144A	490,000	504,088
Kansas City Southern de Mexico SA de CV
7.63%, 12/01/13	140,000	136,500
Mexican Bonos
8.00%, 12/07/23(M)	30,500,000	2,647,172
United Mexican States
6.05%, 01/11/40	20,000	19,330

		3,327,665

Netherlands — 2.9%
ABN Amro Bank NV
4.31%, 02/10/49(E)†	595,000	687,331
Arpeni Pratama Ocean Line Investment BV
8.75%, 05/03/13	160,000	128,304
Carlson Wagonlit BV
10.61%, 05/01/15 144A(E)†	200,000	258,211
Clondalkin Acquisition BV
6.96%, 12/15/13 144A(E)	66,000	92,302
Clondalkin Industries BV
8.00%, 03/15/14 144A(E)	150,000	188,935
Deutsche Telekom International Finance BV
5.75%, 03/23/16	80,000	78,177
ELM BV for Swiss Life Insurance & Pension Group
5.85%, 04/12/49(E)	300,000	369,580
ELM BV for Swiss Reinsurance Co.
5.25%, 05/25/49(E)†	400,000	501,147
GMAC International Finance BV
5.75%, 05/21/10(E)	632,000	781,169
Impress Holdings BV
7.87%, 09/15/13 144A(E)†	200,000	292,061
9.25%, 09/15/14 144A(E)	150,000	211,371
Lukoil International Finance BV
6.36%, 06/07/17	650,000	598,585
NXP BV
9.50%, 10/15/15	100,000	87,250
OI European Group BV
6.88%, 03/31/17 144A(E)	220,000	327,329
SNS Reaal
6.26%, 03/17/38(E)	260,000	323,577
TuranAlem Finance BV
7.13%, 12/21/09(U)	650,000	1,180,072
UPC Holding BV
8.00%, 11/01/16(E)	304,000	420,002

		6,525,403

Panama — 0.2%
Republic of Panama
9.38%, 04/01/29Δ	80,000	105,000
6.70%, 01/26/36Δ	355,000	362,100

		467,100

Peru — 0.0%
Republic of Peru
7.35%, 07/21/25	40,000	44,800
6.55%, 03/14/37	19,000	19,285

		64,085

Russia — 0.8%
OAO Gazprom
6.79%, 10/29/09(R)	10,040,000	426,776
7.00%, 10/27/11(R)	3,350,000	140,829
RSHB Capital SA for OJSC Russian Agricultural Bank
9.50%, 02/11/11(R)	16,277,500	694,027
Russian Federation
7.50%, 03/31/30 STEP	592,970	666,203

		1,927,835

South Africa — 0.2%
Edcon Holdings Proprietary, Ltd.
8.21%, 06/15/14 144A(E)	67,000	71,073
10.46%, 06/15/15(E)	320,000	256,951
New Reclamation Group (Proprietary), Ltd.
8.13%, 02/01/13 144A(E)	153,040	208,425

		536,449

Sweden — 0.1%
Corral Finans AB
6.25%, 04/15/10 PIK 144A(E)	147,161	207,370

Thailand — 0.2%
True Move Co., Ltd.
10.75%, 12/16/13 144A	461,000	403,951

Turkey — 2.1%
Republic of Turkey
14.00%, 01/19/11(L)	3,440,000	2,395,097
10.00%, 02/15/12(L)Ω	1,190,000	933,349
6.88%, 03/17/36	1,695,000	1,408,969

		4,737,415

United Kingdom — 3.0%
Ashtead Holdings PLC
8.63%, 08/01/15 144AΔ	160,000	140,000
Barclays Bank PLC
6.37%, 12/15/49(U)	350,000	597,067
FCE Bank PLC
5.96%, 09/30/09(E)†	470,000	684,680
7.13%, 01/16/12(E)	200,000	256,321
First Hydro Finance PLC
9.00%, 07/31/21(U)	100,000	211,632
Lloyds TSB Bank PLC
4.39%, 05/12/17(E)†	470,000	578,824
Royal Bank of Scotland Group PLC
7.09%, 10/29/49(E)	500,000	676,622
United Kingdom Gilt
4.25%, 03/07/11(U)	1,000,000	1,945,224
Virgin Media Finance PLC
9.75%, 04/15/14(U)Δ	550,000	1,018,001
9.13%, 08/15/16	860,000	810,550

		6,918,921

84	See Notes to Financial Statements.

	Par	Value
Venezuela — 0.7%
Petrozuata Finance, Inc.
8.22%, 04/01/17	$99,018	$103,197
8.22%, 04/01/17 144A	372,308	388,019
Republic of Venezuela
8.50%, 10/08/14Δ	26,000	24,570
5.75%, 02/26/16	835,000	657,354
9.38%, 01/13/34Δ	207,000	188,577
Venezuela Government Bond
7.00%, 03/31/38	246,000	168,510

		1,530,227

Virgin Islands (British) — 0.3%
GTL Trade Finance, Inc.
7.25%, 10/20/17	320,000	321,280
7.25%, 10/20/17 144A	309,000	310,963

		632,243

Total Foreign Bonds (Cost $79,119,857)		76,923,514

MORTGAGE-BACKED SECURITIES — 12.2%
Bayview Commercial Asset Trust
2.71%, 07/25/36 144A†	297,571	249,855
Countrywide Alternative Loan Trust
2.71%, 07/20/35†	570,191	441,250
Countrywide Home Loan Mortgage Pass-Through Trust
2.79%, 09/25/35 144A†	719,799	629,144
Federal Home Loan Bank
5.50%, 12/17/37	3,186,176	3,142,563
Federal Home Loan Mortgage Corporation
5.00%, 03/01/38	3,482,394	3,339,901
Federal National Mortgage Association
5.00%, 07/01/19 TBA	1,000,000	988,750
5.00%, 08/01/22 TBA	300,000	295,969
5.50%, 07/01/23 TBA	1,300,000	1,308,531
5.50%, 08/01/35 TBA	3,800,000	3,735,875
6.50%, 10/01/36	684,354	705,513
5.50%, 07/01/37 TBA	600,000	591,375
5.00%, 07/01/38 TBA	7,000,000	6,709,066
5.00%, 08/01/38 TBA	3,000,000	2,868,750
Government National Mortgage Association
6.00%, 08/01/37 TBA	800,000	809,500
6.00%, 07/01/38 TBA	200,000	202,688
MASTR Adjustable Rate Mortgages Trust
4.60%, 12/25/46†	806,715	571,903
MASTR Reperforming Loan Trust
2.83%, 05/25/35 144A†	753,136	664,706
Thornburg Mortgage Securities Trust
2.65%, 01/25/36†	719,374	710,871

Total Mortgage-Backed Securities (Cost $28,595,659)		27,966,210

	Number of Contracts
PURCHASED OPTIONS — 0.1%
Call Options — 0.1%
90-Day Eurodollar Futures, Strike Price $96.75, Expires 03/16/09	138	140,588
90-Day Sterling Futures, Strike Price $94.50, Expires 03/19/09	134	73,399
90-Day Sterling Futures, Strike Price $95.00, Expires 03/19/09	115	32,927
90-Day Sterling Futures. Strike Price $94.75, Expires 09/17/08	6	75

		246,989

Total Purchased Options (Cost $651,757)		246,989

	Shares
COMMON STOCK — 0.4%
Financial Services — 0.4%
Freddie Mac (Cost $1,044,059)	55,000	902,000

PREFERRED STOCKS — 0.8%
Bank of America Corporation CONVΔ	475	420,375
CIT Group, Inc.	2,295	29,261
El Paso Energy Capital Trust I CONV	500	20,500
General Motors Corporation CONV	140	1,857
Lehman Brothers Holdings, Inc.Δ	5,634	225,705
Lucent Technologies Capital Trust I CONV	1,374	1,044,240

Total Preferred Stocks (Cost $1,854,888)		1,741,938

MONEY MARKET FUNDS — 30.5%
GuideStone Money Market Fund (GS4 Class)¥	44,659,877	44,659,877
Northern Institutional Liquid Assets Portfolio§	25,070,608	25,070,608

Total Money Market Funds (Cost $69,730,485)		69,730,485

	Par
U.S. TREASURY OBLIGATIONS — 2.4%
U.S. Treasury Bonds
6.25%, 05/15/30Δ	$570,000	701,768
4.75%, 02/15/37Δ	1,600,000	1,652,750

		2,354,518

U.S. Treasury Inflationary Index Bonds
2.00%, 01/15/16Δ	900,000	1,026,123
3.88%, 04/15/29Δ	600,000	1,035,599

		2,061,722

See Notes to Financial Statements.	85

Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
U.S. Treasury Notes
4.50%, 04/30/12Δ	$30,000	$31,458
4.50%, 05/15/17Δ	920,000	958,526

		989,984

Total U.S. Treasury Obligations (Cost $5,058,684)		5,406,224

TOTAL INVESTMENTS — 117.6% (Cost $276,677,171)		268,626,098
Liabilities in Excess of Other Assets — (17.6)%		(40,330,125)

NET ASSETS — 100.0%		$228,295,973

PORTFOLIO SUMMARY (based on net assets)

		%
Corporate Bonds		35.1
Foreign Bonds		33.7
Money Market Funds		30.5
Futures Contracts		12.4
Mortgage-Backed Securities		12.2
U.S. Treasury Obligations		2.4
Asset-Backed Securities		2.2
Preferred Stocks		0.8
Common Stock		0.4
Agency Obligations		0.2
Purchased Options		0.1
Forward Foreign Currency Contracts		(3.9)

		126.1

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$72,621,412	$(138,385)
Level 2 — Other Significant Observable Inputs	196,004,686	(789,153)
Level 3 — Significant Unobservable Inputs	—	—

Total	$268,626,098	$(927,538)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

86	See Notes to Financial Statements.

Equity Index Fund
SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.3%
Auto & Transportation — 2.5%
Burlington Northern Santa Fe Corporation	11,200	$1,118,768
CH Robinson Worldwide, Inc.Δ	6,500	356,460
CSX Corporation	15,300	960,993
Expeditors International Washington, Inc.	8,100	348,300
FedEx Corporation	11,800	929,722
Ford Motor Co.*	86,293	415,069
General Motors Corporation	21,700	249,550
Genuine Parts Co.	6,200	246,016
Goodyear Tire & Rubber Co. (The)*	9,100	162,253
Harley-Davidson, Inc.	9,000	326,340
Norfolk Southern Corporation	14,300	896,181
PACCAR, Inc.	13,868	580,099
Southwest Airlines Co.	28,100	366,424
Union Pacific Corporation	19,800	1,494,900
United Parcel Service, Inc. Class B	39,200	2,409,624

		10,860,699

Consumer Discretionary — 10.4%
Allied Waste Industries, Inc.*	12,300	155,226
Amazon.com, Inc.*	11,784	864,121
Apollo Group, Inc. Class A*	5,221	231,081
AutoNation, Inc.Δ*	5,125	51,352
AutoZone, Inc.*	1,600	193,616
Avon Products, Inc.	16,300	587,126
Bed Bath & Beyond, Inc.*	10,000	281,000
Best Buy Co., Inc.	13,225	523,710
Big Lots, Inc.*	3,100	96,844
Black & Decker Corporation	2,300	132,273
Carnival Corporation	16,700	550,432
CBS Corporation Class B	25,800	502,842
Cintas Corporation	5,000	132,550
Clear Channel Communications, Inc.	18,900	665,280
Coach, Inc.*	13,000	375,440
Convergys Corporation*	5,000	74,300
Costco Wholesale Corporation	16,500	1,157,310
Darden Restaurants, Inc.	5,450	174,073
Dillard’s, Inc. Class A	2,300	26,611
DIRECTV Group, Inc. (The)Δ*	27,000	699,570
Donnelley (R.R.) & Sons Co.	8,200	243,458
Eastman Kodak Co.	11,000	158,730
eBay, Inc.*	42,100	1,150,593
Electronic Arts, Inc.*	12,000	533,160
Estee Lauder Cos., Inc. Class A	4,400	204,380
Expedia, Inc.*	8,039	147,757
Family Dollar Stores, Inc.	5,300	105,682
Gannett Co., Inc.	8,700	188,529
Gap, Inc. (The)	17,100	285,057
Google, Inc.*	8,835	4,650,921
Harman International Industries, Inc.	2,300	95,197
Hasbro, Inc.	5,400	192,888
Home Depot, Inc. (The)	64,920	1,520,426
IAC InterActiveCorp*	6,800	131,104
Ingersoll-Rand Co., Ltd. Class A	11,895	445,230
International Flavors & Fragrances, Inc.	3,200	124,992
Interpublic Group Cos., Inc.*	18,048	155,213
Jones Apparel Group, Inc.	3,400	46,750
Kimberly-Clark Corporation	15,900	950,502
Kohl’s Corporation*	11,700	468,468
Leggett & Platt, Inc.	6,500	109,005
Limited Brands	11,400	192,090
Liz Claiborne, Inc.	3,808	53,883
Lowe’s Cos., Inc.	55,500	1,151,625
Macy’s, Inc.	16,012	310,953
Manitowoc Co., Inc.	5,000	162,650
Marriott International, Inc. Class A	11,400	299,136
Mattel, Inc.	13,700	234,544
McDonald’s Corporation	43,200	2,428,704
McGraw-Hill Co., Inc. (The)	12,300	493,476
Meredith Corporation	1,400	39,606
Monster Worldwide, Inc.*	4,900	100,989
New York Times Co. Class A	5,400	83,106
Newell Rubbermaid, Inc.	10,500	176,295
NIKE, Inc. Class B	14,500	864,345
Nordstrom, Inc.	6,700	203,010
Office Depot, Inc.*	10,500	114,870
Omnicom Group, Inc.	12,100	543,048
Penney (JC) Co., Inc.	8,500	308,465
Polo Ralph Lauren Corporation	2,200	138,116
RadioShack Corporation	5,200	63,804
Robert Half International, Inc.	6,000	143,820
Scripps Co. (E.W.) Class A	3,500	145,390
Sears Holdings Corporation*	2,689	198,072
Snap-On, Inc.	2,200	114,422
Stanley Works (The)	3,000	134,490
Staples, Inc.	26,600	631,750
Starbucks Corporation*	27,900	439,146
Target Corporation	29,700	1,380,753
Tiffany & Co.	4,800	195,600
Time Warner, Inc.	135,700	2,008,360
TJX Cos., Inc.	16,200	509,814
Total System Services, Inc.	7,387	164,139
VeriSign, Inc.*	7,400	279,720
VF Corporation	3,300	234,894
Wal-Mart Stores, Inc.	88,700	4,984,940
Walt Disney Co. (The)	72,202	2,252,702
Washington Post Co	231	135,574
Waste Management, Inc.	18,900	712,719
Wendy’s International, Inc.	3,400	92,548
Whirlpool Corporation	2,895	178,689
Wyndham Worldwide Corporation	6,780	121,430
Yahoo!, Inc.*	52,200	1,078,452
Yum! Brands, Inc.	18,000	631,620

		44,114,558

Consumer Staples — 6.1%
Campbell Soup Co.	8,300	277,718
Clorox Co.	5,300	276,660
Coca-Cola Co. (The)	76,100	3,955,678
Coca-Cola Enterprises, Inc.	10,900	188,570
Colgate-Palmolive Co.	19,300	1,333,630
ConAgra Foods, Inc.	18,600	358,608
Dean Foods Co.*	5,200	102,024
General Mills, Inc.	12,800	777,856
Heinz (H.J.) Co.	11,900	569,415
Hershey Co. (The)	6,400	209,792
Kellogg Co.	9,700	465,794
Kraft Foods, Inc. Class A	57,800	1,644,410
Kroger Co.	25,200	727,524

See Notes to Financial Statements.	87

Equity Index Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
McCormick & Co., Inc.	4,900	$174,734
Pepsi Bottling Group, Inc.	5,300	147,976
PepsiCo, Inc.	60,440	3,843,379
Procter & Gamble Co.	116,317	7,073,237
Safeway, Inc.	16,700	476,785
Sara Lee Corporation	27,200	333,200
SUPERVALU, Inc.*	8,048	248,603
SYSCO Corporation	22,900	629,979
Tyson Foods, Inc. Class A	10,400	155,376
Walgreen Co.	37,600	1,222,376
Whole Foods Market, Inc.	5,300	125,557
Wrigley (W.M.), Jr. Co.	8,225	639,740

		25,958,621

Financial Services — 15.5%
ACE, Ltd.	12,500	688,625
AFLAC, Inc.	18,000	1,130,400
Allstate Corporation (The)	21,252	968,879
American Capital Strategies, Ltd.	7,400	175,898
American Express Co.	43,800	1,649,946
American International Group, Inc.	102,592	2,714,584
Ameriprise Financial, Inc.	8,440	343,255
AON Corporation	11,600	532,904
Apartment Investment & Management Co. Class A REITΔ	3,467	118,088
Assurant, Inc.	3,600	237,456
Automatic Data Processing, Inc.	19,800	829,620
AvalonBay Communities, Inc. REIT	2,900	258,564
Bank of America Corporation	170,263	4,064,178
Bank of New York Mellon Corporation	43,262	1,636,616
BB&T Corporation	20,700	471,339
Block (H&R), Inc.	12,500	267,500
Boston Properties, Inc. REIT	4,500	405,990
Capital One Financial CorporationΔ	14,437	548,750
CB Richard Ellis Group, Inc. Class AΔ*	6,700	128,640
Chubb Corporation	14,100	691,041
CIGNA Corporation	10,700	378,673
Cincinnati Financial Corporation	6,386	162,204
CIT Group, Inc.	10,700	72,867
Citigroup, Inc.	207,830	3,483,231
CME Group, Inc.*	2,060	789,371
Comerica, Inc.	5,800	148,654
Countrywide Financial Corporation	23,348	99,229
Developers Diversified Realty Corporation REIT	4,500	156,195
Discover Financial Services	18,300	241,011
Dynegy, Inc. Class AΔ*	18,824	160,945
E*TRADE Financial Corporation*	17,500	54,950
Equifax, Inc.	5,000	168,100
Equity Residential Properties Trust REIT	10,200	390,354
Fannie Mae*	40,800	796,008
Federated Investors, Inc. Class B	3,300	113,586
Fidelity National Information Services, Inc.	6,500	239,915
Fifth Third Bancorp	20,394	207,611
First Horizon National Corporation*	6,300	46,809
Fiserv, Inc.*	6,300	285,831
Franklin Resources, Inc.	5,900	540,735
Freddie Mac	24,700	405,080
General Growth Properties, Inc. REIT	9,900	346,797
Genworth Financial, Inc. Class A	16,600	295,646
Goldman Sachs Group, Inc.	15,054	2,632,945
Hartford Financial Services Group, Inc.	11,900	768,383
HCP, Inc. REIT	8,600	273,566
Honeywell International, Inc.	28,300	1,422,924
Host Hotels & Resorts, Inc. REIT	20,000	273,000
Hudson City Bancorp, Inc.	19,900	331,932
Huntington Bancshares, Inc.	14,000	80,780
IntercontinentalExchange, Inc.*	2,700	307,800
Janus Capital Group, Inc.	5,700	150,879
JPMorgan Chase & Co.	131,989	4,528,543
KeyCorp	18,400	202,032
Kimco Realty Corporation REIT	9,700	334,844
Legg Mason, Inc.	5,240	228,307
Lehman Brothers Holdings, Inc.	26,400	522,984
Leucadia National Corporation	6,600	309,804
Lincoln National Corporation	10,019	454,040
Loews Corporation	13,691	642,108
Lorillard, Inc.*	—	35
M&T Bank CorporationΔ	2,800	197,512
Marsh & McLennan Cos., Inc.	19,900	528,345
Marshall & Ilsley Corporation	9,800	150,234
MBIA, Inc.Δ*	7,900	34,681
Merrill Lynch & Co., Inc.	37,780	1,198,004
MetLife, Inc.	26,900	1,419,513
MGIC Investment Corporation	4,300	26,273
Moody’s Corporation	7,900	272,076
Morgan Stanley	42,100	1,518,547
National City Corporation	27,857	132,878
Northern Trust Corporation	8,100	555,417
NYSE Euronext	10,100	511,666
Paychex, Inc.	12,200	381,616
Plum Creek Timber Co., Inc. REIT	6,600	281,886
PNC Financial Services Group, Inc.	12,900	736,590
Principal Financial Group	9,800	411,306
Progressive Corporation (The)	25,696	481,029
ProLogis REIT	9,800	532,630
Prudential Financial, Inc.	16,900	1,009,606
Public Storage REIT	4,725	381,733
Regions Financial CorporationΔ	26,329	287,249
Ryder System, Inc.	2,200	151,536
Safeco Corporation	3,400	228,344
Schwab (Charles) Corporation (The)	35,406	727,239
Simon Property Group, Inc. REIT	8,600	773,054
SLM Corporation*	17,800	344,430
Sovereign Bancorp, Inc.*	18,165	133,695
Starwood Hotels & Resorts Worldwide, Inc.	7,200	288,504
State Street Corporation	16,100	1,030,239
SunTrust Banks, Inc.	13,300	481,726

88	See Notes to Financial Statements.

	Shares	Value
T. Rowe Price Group, Inc.Δ	10,000	$564,700
Torchmark Corporation	3,500	205,275
Travelers Cos., Inc.	23,356	1,013,650
Unum Group	13,300	271,985
US Bancorp	65,900	1,837,951
Vornado Realty Trust REIT	5,100	448,800
Wachovia Corporation	81,983	1,273,195
Washington Mutual, Inc.	41,146	202,850
Wells Fargo & Co.	125,260	2,974,925
Western Union Co.	28,417	702,468
XL Capital, Ltd. Class AΔ	6,800	139,808
Zions Bancorporation	4,100	129,109

		65,883,255

Healthcare — 12.2%
Abbott Laboratories	58,800	3,114,636
Aetna, Inc.	18,500	749,805
Allergan, Inc.	11,630	605,341
AmerisourceBergen Corporation	6,244	249,698
Amgen, Inc.*	41,265	1,946,057
Bard (C.R.), Inc.	3,800	334,210
Baxter International, Inc.	24,100	1,540,954
Becton Dickinson & Co.	9,300	756,090
Biogen Idec, Inc.*	11,230	627,645
Boston Scientific Corporation*	50,900	625,561
Bristol-Myers Squibb Co.	75,100	1,541,803
Cardinal Health, Inc.	13,579	700,405
Celgene Corporation*	16,600	1,060,242
Conventry Health Care, Inc.*	5,730	174,307
Covidien, Ltd.	18,946	907,324
CVS Caremark Corporation	54,627	2,161,590
Eli Lilly & Co.	37,500	1,731,000
Express Scripts, Inc.*	9,538	598,223
Forest Laboratories, Inc.*	11,600	402,984
Genzyme Corporation*	10,200	734,604
Gilead Sciences, Inc.*	35,200	1,863,840
Hospira, Inc*	6,050	242,666
Humana, Inc.*	6,500	258,505
IMS Health, Inc.	7,000	163,100
Intuitive Surgical, Inc.Δ*	1,500	404,100
Johnson & Johnson	107,390	6,909,473
King Pharmaceuticals, Inc.*	9,400	98,418
Laboratory Corporation of America HoldingsΔ*	4,200	292,446
McKesson Corporation	10,700	598,237
Medco Health Solutions, Inc.*	19,252	908,694
Medtronic, Inc.	42,600	2,204,550
Merck & Co., Inc.	81,800	3,083,042
Millipore Corporation*	2,100	142,506
Mylan Laboratories, Inc.*	11,500	138,805
Patterson Cos., Inc.*	4,900	144,011
Pfizer, Inc.	258,483	4,515,698
Quest Diagnostics, Inc.	6,000	290,820
Schering-Plough Corporation	61,500	1,210,935
St. Jude Medical, Inc.*	12,900	527,352
Stryker Corporation	9,100	572,208
Tenet Healthcare CorporationΔ*	18,150	100,914
Thermo Fisher Scientific, Inc.*	15,910	886,664
UnitedHealth Group, Inc.	46,800	1,228,500
Varian Medical Systems, Inc.*	4,800	248,880
Watson Pharmaceuticals, Inc.*	3,900	105,963
WellPoint, Inc.*	20,112	958,538
Wyeth	50,700	2,431,572
Zimmer Holdings, Inc.*	8,820	600,201

		51,693,117

Integrated Oils — 9.0%
Chevron Corporation	78,841	7,815,528
ConocoPhillips	58,958	5,565,046
Exterran Holdings, Inc.*	13	929
Exxon Mobil Corporation	201,444	17,753,260
Hess Corporation	10,600	1,337,614
Marathon Oil Corporation	26,884	1,394,473
Murphy Oil Corporation	7,200	705,960
Occidental Petroleum
Corporation	31,400	2,821,604
Southwestern Energy Co.*	13,000	618,930
Tesoro Corporation	5,200	102,804

		38,116,148

Materials & Processing — 5.0%
Air Products & Chemicals, Inc.	8,100	800,766
AK Steel Corporation	4,300	296,700
Alcoa, Inc.	30,900	1,100,658
Allegheny Technologies, Inc.Δ	3,800	225,264
Archer-Daniels-Midland Co.	24,427	824,411
Ashland, Inc.	2,200	106,040
Avery Dennison Corporation	4,100	180,113
Ball Corporation	3,792	181,030
Bemis Co.	3,800	85,196
Cameron International Corporation*	8,300	459,405
Dover Corporation	7,200	348,264
Dow Chemical Co. (The)	35,600	1,242,796
du Pont (E.I.) de Nemours & Co.	34,055	1,460,619
Ecolab, Inc.	6,700	288,033
Fluor Corporation	3,400	632,672
Freeport-McMoRan Copper & Gold, Inc.	14,662	1,718,240
Hercules, Inc.	4,300	72,799
International Paper Co.	16,335	380,605
Masco Corporation	13,800	217,074
MeadWestvaco Corporation	6,745	160,801
Monsanto Co.	20,920	2,645,125
Newmont Mining Corporation	17,500	912,800
Nucor Corporation	11,889	887,752
Pactiv Corporation*	5,000	106,150
Peabody Energy Corporation	10,500	924,525
PPG Industries, Inc.	6,200	355,694
Praxair, Inc.	11,880	1,119,571
Precision Castparts Corporation	5,300	510,761
Rohm & Haas Co.	4,800	222,912
Sealed Air Corporation	6,200	117,862
Sherwin-Williams Co.	3,800	174,534
Sigma-Aldrich Corporation	4,900	263,914
Smith International, Inc.	7,600	631,864
Terex Corporation*	3,800	195,206
Titanium Metals Corporation	3,500	48,965
United States Steel Corporation	4,500	831,510
Vulcan Materials Co.	4,100	245,098
Weyerhaeuser Co.	7,960	407,074

		21,382,803

Other — 3.6%
3M Co.	26,800	1,865,012
Eaton Corporation	6,228	529,193
General Electric Co.	379,400	10,126,186

See Notes to Financial Statements.	89

Equity Index Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
ITT Industries, Inc.	6,900	$436,977
Jacobs Engineering Group, Inc.*	4,600	371,220
Johnson Controls, Inc.	22,476	644,612
Textron, Inc.	9,500	455,335
Tyco International, Ltd.	18,346	734,574

		15,163,109

Other Energy — 7.0%
Ameren Corporation	7,900	333,617
Anadarko Petroleum Corporation	17,700	1,324,668
Apache Corporation	12,648	1,758,072
Baker Hughes, Inc.	11,700	1,021,878
BJ Services Co.	11,200	357,728
Cabot Oil & Gas Corporation	3,700	250,601
Chesapeake Energy Corporation	18,466	1,218,017
Consol Energy, Inc.	7,000	786,590
Devon Energy Corporation	16,900	2,030,704
El Paso Corporation	26,800	582,632
ENSCO International, Inc.	5,500	444,070
EOG Resources, Inc.	9,400	1,233,280
FPL Group, Inc.	15,500	1,016,490
Halliburton Co.	33,375	1,771,211
Massey Energy Co.	3,000	281,250
Nabors Industries, Ltd.Δ*	10,700	526,761
National Oilwell Varco, Inc.*	15,900	1,410,648
Noble Corporation	10,200	662,592
Noble Energy, Inc.	6,500	653,640
Questar Corporation	6,600	468,864
Range ResourcesCorporation	5,784	379,083
Rowan Cos., Inc.	4,200	196,350
Schlumberger, Ltd.	45,600	4,898,808
Sunoco, Inc.Δ	4,500	183,105
Transocean, Inc.*	12,199	1,859,006
Valero Energy Corporation	20,100	827,718
Weatherford International, Ltd.*	25,796	1,279,224
Williams Cos., Inc.	22,200	894,882
XTO Energy, Inc.	19,582	1,341,563

		29,993,052

Producer Durables — 4.4%
Agilent Technologies, Inc.*	13,800	490,452
American Tower Corporation Class A*	15,200	642,200
Applied Materials, Inc.	51,300	979,317
Boeing Co. (The)	28,600	1,879,592
Caterpillar, Inc.	23,400	1,727,388
Centex Corporation	4,800	64,176
Cooper Industries, Ltd. Class A	6,700	264,650
Cummins, Inc.	7,700	504,504
Danaher Corporation	9,700	749,810
Deere & Co.	16,500	1,190,145
DR Horton, Inc.	10,600	115,010
Eastman Chemical Co.	3,000	206,580
Emerson Electric Co.	29,700	1,468,665
Goodrich Corporation	4,800	227,808
Grainger (W.W.), Inc.	2,500	204,500
Illinois Tool Works, Inc.	15,200	722,152
KB HomeΔ	2,900	49,097
KLA-Tencor Corporation	6,500	264,615
Lennar Corporation Class A	5,300	65,402
Lexmark International, Inc.*	3,600	120,348
Lockheed Martin Corporation	12,900	1,272,714
Molex, Inc.	5,450	133,035
Northrop Grumman Corporation	12,856	860,066
Novellus Systems, Inc.*	3,900	82,641
Pall Corporation	4,600	182,528
Parker Hannifin Corporation	6,450	460,014
Pitney Bowes, Inc.	8,100	276,210
Pulte Homes, Inc.	8,108	78,080
Rockwell Collins, Inc.	6,200	297,352
Teradyne, Inc.*	6,900	76,383
United Technologies Corporation	37,100	2,289,070
Waters Corporation*	3,800	245,100
Xerox Corporation	34,800	471,888

		18,661,492

Technology — 16.0%
Adobe Systems, Inc.*	20,200	795,678
Advanced Micro Devices, Inc.*	23,100	134,673
Affiliated Computer Services, Inc. Class A*	3,700	197,913
Akamai Technologies, Inc.Δ*	6,400	222,656
Altera Corporation	11,600	240,120
Analog Devices, Inc.	11,000	349,470
Apple, Inc.*	33,600	5,625,984
Applera Corporation-Applied Biosystems Group	6,400	214,272
AT&T, Inc.	226,472	7,629,842
Autodesk, Inc.*	8,560	289,414
BMC Software, Inc.*	7,300	262,800
Broadcom Corporation Class A*	17,050	465,294
CA, Inc.	14,970	345,657
Ciena Corporation*	3,328	77,110
Cisco Systems, Inc.*	225,200	5,238,152
Citrix Systems, Inc.*	7,100	208,811
Cognizant Technology Solutions Corporation Class A*	10,900	354,359
Computer Sciences Corporation*	5,700	266,988
Compuware Corporation*	10,000	95,400
Corning, Inc.	59,700	1,376,085
Dell, Inc.*	77,000	1,684,760
Electronic Data Systems Corporation	19,300	475,552
EMC Corporation*	78,800	1,157,572
GameStop Corporation Class A*	6,100	246,440
General Dynamics Corporation	15,200	1,279,840
Hewlett-Packard Co.	93,802	4,146,986
Intel Corporation	218,300	4,689,084
International Business Machines Corporation	52,500	6,222,825
Intuit, Inc.*	12,200	336,354
Jabil Circuit, Inc.	8,100	132,921
JDS Uniphase CorporationΔ*	8,475	96,276
Juniper Networks, Inc.*	19,800	439,164
L-3 Communications Holdings, Inc.	4,700	427,089
Linear Technology Corporation	8,500	276,845
LSI Corporation*	24,300	149,202
MEMC Electronic Materials, Inc.*	8,700	535,398
Microchip Technology, Inc.	7,000	213,780
Micron Technology, Inc.*	29,100	174,600
Microsoft Corporation	304,830	8,385,873

90	See Notes to Financial Statements.

	Shares	Value
Motorola, Inc.	85,500	$627,570
National Semiconductor Corporation	8,200	168,428
NetApp, Inc.Δ*	13,200	285,912
Novell, Inc.*	13,400	78,926
Nvidia Corporation*	21,250	397,800
Oracle Corporation*	150,700	3,164,700
PerkinElmer, Inc.	4,600	128,110
QLogic Corporation*	5,100	74,409
QUALCOMM, Inc.	61,500	2,728,755
Raytheon Co.	16,100	906,108
Rockwell Automation, Inc.	5,600	244,888
SanDisk CorporationΔ*	8,700	162,690
Sun Microsystems, Inc.*	30,100	327,488
Symantec Corporation*	32,370	626,360
Tellabs, Inc.*	16,000	74,400
Teradata Corporation*	6,900	159,666
Texas Instruments, Inc.	50,300	1,416,448
Tyco Electronics, Ltd.	18,446	660,736
Unisys Corporation*	13,900	54,905
Xilinx, Inc.	10,600	267,650

		68,017,188

Utilities — 5.6%
AES Corporation*	25,600	491,776
Allegheny Energy, Inc.	6,400	320,704
American Electric Power Co., Inc.	15,300	615,519
Centerpoint Energy, Inc.	12,300	197,415
CenturyTel, Inc.	4,000	142,360
Citizens Communications Co.Δ	12,600	142,884
CMS Energy Corporation	8,600	128,140
Comcast Corporation Class A	113,572	2,154,461
Consolidated Edison, Inc.	10,400	406,536
Constellation Energy Group, Inc.	6,800	558,280
Dominion Resources, Inc.	21,740	1,032,433
DTE Energy Co.	6,300	267,372
Duke Energy Corporation	47,868	831,946
Edison International	12,300	631,974
Embarq Corporation	5,844	276,246
Entergy Corporation	7,252	873,721
Exelon Corporation	25,224	2,269,151
FirstEnergy Corporation	11,584	953,711
Integrys Energy Group, Inc.Δ	2,900	147,407
Nicor, Inc.	1,700	72,403
NiSource, Inc.Δ	10,500	188,160
Pepco Holdings, Inc.	7,800	200,070
PG&E Corporation	13,600	539,784
Pinnacle West Capital Corporation	3,800	116,926
PPL Corporation	14,200	742,234
Progress Energy, Inc.	9,900	414,117
Public Service Enterprise Group, Inc.	19,400	891,042
Qwest Communications International, Inc.	58,900	231,477
Sempra Energy	9,900	558,855
Southern Co. (The)	29,000	1,012,680
Spectra Energy Corporation	23,984	689,300
Sprint Nextel Corporation*	108,093	1,026,883
TECO Energy, Inc.	8,100	174,069
Verizon Communications, Inc.	109,074	3,861,219
Windstream CorporationΔ	17,399	214,704
Xcel Energy Inc.	16,100	323,127

		23,699,086

Total Common Stocks (Cost $347,601,867)		413,543,128

MONEY MARKET FUNDS — 9.7%
GuideStone Money Market Fund (GS4 Class)¥	9,794,845	9,794,845
Northern Institutional Liquid Assets Portfolio§	31,386,372	31,386,372

Total Money Market Funds (Cost $41,181,217)		41,181,217

	Par
U.S. TREASURY OBLIGATION — 0.5%
U.S. Treasury Bill
2.09%, 12/04/08‡‡
(Cost $2,006,924)	$2,025,000	2,006,818

TOTAL INVESTMENTS — 107.5% (Cost $390,790,008)		456,731,163
Liabilities in Excess of Other Assets — (7.5)%		(31,870,478)

NET ASSETS — 100.0%		$424,860,685

PORTFOLIO SUMMARY (based on net assets)

%
Technology	16.0
Financial Services	15.5
Healthcare	12.2
Consumer Discretionary	10.4
Money Market Funds	9.7
Integrated Oils	9.0
Other Energy	7.0
Consumer Staples	6.1
Utilities	5.6
Materials & Processing	5.0
Producer Durables	4.4
Other	3.6
Auto & Transportation	2.5
Futures Contracts	2.3
U.S. Treasury Obligation	0.5

109.8

See Notes to Financial Statements.	91

Equity Index Fund

SCHEDULE OF INVESTMENTS (Continued)

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$454,724,345	$(545,382)
Level 2 — Other Significant Observable Inputs	2,006,818	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$456,731,163	$(545,382)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

92	See Notes to Financial Statements.

Real Estate Securities Fund
SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.8%
Financial Services — 96.8%
American Campus Communities, Inc. REIT	37,800	$1,052,352
AvalonBay Communities, Inc. REITΔ	85,875	7,656,615
BioMed Realty Trust, Inc. REITΔ	136,450	3,347,118
Boston Properties, Inc. REITΔ	67,800	6,116,916
BRE Properties, Inc. REITΔ	70,750	3,062,060
Brookfield Properties Corporation	60,763	1,080,974
Camden Property Trust REITΔ	33,200	1,469,432
Digital Realty Trust, Inc. REITΔ	83,250	3,405,758
Equity Lifestyle Properties, Inc. REITΔ	58,300	2,565,200
Equity Residential Properties Trust REIT	108,650	4,158,036
Extra Space Storage, Inc. REITΔ	49,150	754,944
Federal Realty Investors Trust REITΔ	58,300	4,022,700
General Growth Properties, Inc. REITΔ	212,550	7,445,626
Host Hotels & Resorts, Inc. REITΔ	270,427	3,691,329
Liberty Property Trust REIT	49,950	1,655,842
LTC Properties, Inc. REITΔ	28,255	722,198
Macerich Co. (The) REITΔ	5,900	366,567
Maguire Properties, Inc. REITΔ*	35,400	430,818
Medical Properties Trust, Inc. REITΔ	102,359	1,035,873
Nationwide Health Properties, Inc. REITΔ	98,200	3,092,318
Post Properties, Inc. REITΔ	80,875	2,406,031
ProLogis REIT	203,650	11,068,378
Public Storage REIT	63,880	5,160,865
Regency Centers Corporation REITΔ	78,950	4,667,524
Saul Centers, Inc. REITΔ	8,550	401,764
Senior Housing Properties Trust REITΔ	135,935	2,654,811
Simon Property Group, Inc. REIT	120,925	10,869,948
Starwood Hotels & Resorts Worldwide, Inc.Δ	15,615	625,693
Tanger Factory Outlet Centers REITΔ	64,150	2,304,910
Taubman Centers, Inc. REITΔ	55,250	2,687,912
Ventas, Inc. REITΔ	94,735	4,032,869
Vornado Realty Trust REITΔ	97,238	8,556,944

Total Common Stocks (Cost $130,212,882)		112,570,325

MONEY MARKET FUNDS — 49.3%
GuideStone Money Market Fund (GS4 Class)¥	2,046,144	2,046,144
Northern Institutional Liquid Assets Portfolio§	55,211,103	55,211,103

Total Money Market Funds (Cost $57,257,247)		57,257,247

	Par
U.S. TREASURY OBLIGATION — 0.6%
U.S. Treasury Bill
2.09%, 12/04/08‡‡
(Cost $723,484)	$730,000	723,445

TOTAL INVESTMENTS — 146.7% (Cost $188,193,613)		170,551,017
Liabilities in Excess of Other Assets — (46.7)%		(54,318,321)

NET ASSETS — 100.0%		$116,232,696

PORTFOLIO SUMMARY (based on net assets)

%
Financial Services	96.8
Money Market Funds	49.3
Futures Contracts	2.8
U.S. Treasury Obligation	0.6

149.5

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$169,827,572	$(71,741)
Level 2 — Other Significant Observable Inputs	723,445	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$170,551,017	$(71,741)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Financial Statements.	93

Value Equity Fund
SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.9%
Auto & Transportation — 1.8%
Autoliv, Inc.Δ	28,300	$1,319,346
Burlington Northern Santa Fe Corporation	126,600	12,646,074
CSX Corporation	30,500	1,915,705
DryShips, Inc.Δ	21,500	1,723,870
FedEx Corporation	16,700	1,315,793
General Motors CorporationΔ	350,580	4,031,670
Norfolk Southern Corporation	13,900	871,113
TRW Automotive Holdings CorporationΔ*	91,100	1,682,617

		25,506,188

Consumer Discretionary — 11.0%
Aeropostale, Inc.Δ*	52,600	1,647,958
Best Buy Co., Inc.	41,600	1,647,360
Big Lots, Inc.Δ*	69,100	2,158,684
Carnival CorporationΔ	285,300	9,403,488
Clear Channel Communications, Inc.	26,800	943,360
Coach, Inc.*	91,600	2,645,408
DIRECTV Group, Inc. (The)Δ*	179,600	4,653,436
Gannett Co., Inc.Δ	154,000	3,337,180
Gap, Inc. (The)	369,400	6,157,898
Hasbro, Inc.	101,300	3,618,436
Hewitt Associates, Inc. Class AΔ*	91,200	3,495,696
Home Depot, Inc. (The)	412,688	9,665,153
Interpublic Group Cos., Inc.Δ*	438,100	3,767,660
Jack in the Box, Inc.*	17,600	394,416
Kimberly-Clark Corporation	162,600	9,720,228
Louisiana-Pacific CorporationΔ	283,000	2,402,670
Lowe’s Cos., Inc.	74,200	1,539,650
Macy’s, Inc.	144,900	2,813,958
Mattel, Inc.	288,900	4,945,968
McDonald’s Corporation	275,700	15,499,854
Netflix, Inc.Δ*	96,400	2,513,148
Office Depot, Inc.*	106,100	1,160,734
Omnicom Group, Inc.	1,100	49,368
Shaw Communications, Inc. Class BΔ	139,500	2,840,220
Sony Corporation ADRΔ	134,400	5,878,656
Stanley Works (The)	228,600	10,248,138
Staples, Inc.	4,900	116,375
Target Corporation	3,200	148,768
Time Warner Cable, Inc.Δ*	3,800	100,624
Time Warner, Inc.	1,374,100	20,336,680
Wal-Mart Stores, Inc.	224,700	12,628,140
Walt Disney Co. (The)	90,000	2,808,000
Waste Management, Inc.	103,500	3,902,985

		153,190,297

Consumer Staples — 5.4%
Coca-Cola Co. (The)	140,000	7,277,200
ConAgra Foods, Inc.	185,400	3,574,512
Dean Foods Co.*	166,900	3,274,578
General Mills, Inc.	103,300	6,277,541
Herbalife, Ltd.Δ	62,200	2,410,250
Kellogg Co.Δ	5,200	249,704
Kraft Foods, Inc. Class A	733,000	20,853,850
Kroger Co.	172,200	4,971,414
Pepsi Bottling Group, Inc.	51,500	1,437,880
PepsiCo, Inc.	4,700	298,873
Procter & Gamble Co.	224,900	13,676,169
Safeway, Inc.	68,900	1,967,095
Sara Lee Corporation	202,500	2,480,625
SYSCO Corporation	120,500	3,314,955
Walgreen Co.	3,500	113,785
Whole Foods Market, Inc.Δ	153,200	3,629,308
Wrigley (W.M.), Jr. Co.	2,000	155,560

		75,963,299

Financial Services — 20.5%
ACE, Ltd.	17,200	947,548
Allstate Corporation (The)	286,900	13,079,771
American Express Co.	317,000	11,941,390
American Financial Group, Inc.	72,200	1,931,350
American International Group, Inc.	486,900	12,883,374
Ameriprise Financial, Inc.	94,500	3,843,315
Assurant, Inc.	55,000	3,627,800
AXIS Capital Holdings, Ltd.	97,000	2,891,570
Bank of America CorporationΔ	639,300	15,260,091
Bank of New York Mellon Corporation	60,090	2,273,205
BB&T CorporationΔ	29,200	664,884
Capital One Financial CorporationΔ	244,455	9,291,735
Chubb Corporation	132,445	6,491,129
CIGNA Corporation	42,600	1,507,614
Citigroup, Inc.	825,733	13,839,285
CME Group, Inc.*	1,000	383,190
Credicorp, Ltd.	3,500	287,420
Endurance Specialty Holdings, Ltd.Δ	84,700	2,607,913
Fairfax Financial Holdings, Ltd.Δ	12,600	3,199,140
Fannie Mae*	472,900	9,226,279
Fifth Third BancorpΔ	242,900	2,472,722
Franklin Resources, Inc.	41,300	3,785,145
Freddie Mac	122,600	2,010,640
Goldman Sachs Group, Inc.Δ	67,365	11,782,139
Hartford Financial Services Group, Inc.Δ	119,104	7,690,545
Honeywell International, Inc.	300,600	15,114,168
JPMorgan Chase & Co.	915,680	31,416,981
Lehman Brothers Holdings, Inc.Δ	29,700	588,357
Loews CorporationΔ	16,648	780,791
Lorillard, Inc.*	1	55
Merrill Lynch & Co., Inc.Δ	51,800	1,642,578
MetLife, Inc.	24,300	1,282,311
Morgan StanleyΔ	141,700	5,111,119
NYSE Euronext	5,800	293,828
PNC Financial Services Group, Inc.	18,300	1,044,930
Prudential Financial, Inc.	18,700	1,117,138
Regions Financial CorporationΔ	389,400	4,248,354
Safeco Corporation	70,700	4,748,212
Schwab (Charles) Corporation (The)	103,700	2,129,998
SEI Investments Co.	53,400	1,255,968
SLM Corporation*	417,400	8,076,690
State Street CorporationΔ	15,100	966,249
SunTrust Banks, Inc.Δ	19,300	699,046
Torchmark Corporation	71,400	4,187,610
Travelers Cos., Inc.	489,600	21,248,640
UnionBanCal Corporation	38,900	1,572,338
US BancorpΔ	217,300	6,060,497
W.R. Berkley Corporation	119,400	2,884,704

94	See Notes to Financial Statements.

	Shares	Value
Wachovia Corporation	114,445	$1,777,331
Washington Mutual, Inc.Δ	445,200	2,194,836
Wells Fargo & Co.Δ	638,400	15,162,000
Willis Group Holdings, Ltd.Δ	87,300	2,738,601
XL Capital, Ltd. Class AΔ	140,500	2,888,680

		285,151,204

Healthcare — 11.9%
Aetna, Inc.	182,700	7,404,831
AmerisourceBergen Corporation	85,600	3,423,144
Amgen, Inc.Δ*	292,404	13,789,773
Baxter International, Inc.	145,700	9,316,058
Boston Scientific Corporation*	537,400	6,604,646
Bristol-Myers Squibb Co.	353,800	7,263,514
Cardinal Health, Inc.	72,600	3,744,708
Covidien, Ltd.	88,500	4,238,265
CVS Caremark Corporation	35,273	1,395,752
Eli Lilly & Co.	47,500	2,192,600
Express Scripts, Inc.*	21,500	1,348,480
Forest Laboratories, Inc.*	52,500	1,823,850
Johnson & Johnson	250,200	16,097,868
King Pharmaceuticals, Inc.*	151,500	1,586,205
McKesson Corporation	78,400	4,383,344
Merck & Co., Inc.	81,600	3,075,504
Pfizer, Inc.	2,131,400	37,235,558
Tenet Healthcare CorporationΔ*	1,363,400	7,580,504
Thermo Fisher Scientific, Inc.*	14,900	830,377
UnitedHealth Group, Inc.	448,800	11,781,000
Watson Pharmaceuticals, Inc.Δ*	255,300	6,936,501
WellPoint, Inc.*	199,059	9,487,152
Wyeth	70,900	3,400,364
Zimmer Holdings, Inc.*	4,200	285,810

		165,225,808

Integrated Oils — 14.3%
Chevron Corporation	563,370	55,846,868
ConocoPhillips	622,200	58,729,458
Exxon Mobil Corporation	533,600	47,026,168
Marathon Oil Corporation	37,796	1,960,479
Murphy Oil CorporationΔ	31,800	3,117,990
Occidental Petroleum Corporation	311,300	27,973,418
W&T Offshore, Inc.Δ	68,500	4,007,935

		198,662,316

Materials & Processing — 4.3%
Alcoa, Inc.	337,700	12,028,874
Archer-Daniels-Midland Co.	82,000	2,767,500
Dover Corporation	34,700	1,678,439
Dow Chemical Co. (The)	123,200	4,300,912
du Pont (E.I.) de Nemours & Co.	261,400	11,211,446
Freeport-McMoRan Copper & Gold, Inc.	20,200	2,367,238
Gardner Denver, Inc.Δ*	45,200	2,567,360
Greif, Inc. Class AΔ	28,900	1,850,467
Lennox International, Inc.	48,700	1,410,352
Lubrizol Corporation	31,100	1,440,863
MeadWestvaco CorporationΔ	272,800	6,503,552
Methanex CorporationΔ	63,900	1,790,478
Nucor CorporationΔ	91,400	6,824,838
Schnitzer Steel Industries, Inc. Class A	21,200	2,429,520
Timken Co.	17,000	559,980
United States Steel Corporation	400	73,912

		59,805,731

Other — 3.6%
3M Co.	62,700	4,363,293
General Electric Co.	1,436,200	38,332,178
Johnson Controls, Inc.	26,300	754,284
Tyco International, Ltd.	183,500	7,347,340

		50,797,095

Other Energy — 2.0%
Ameren CorporationΔ	80,400	3,395,292
Anadarko Petroleum Corporation	24,800	1,856,032
Apache Corporation	17,700	2,460,300
Chesapeake Energy Corporation	16,900	1,114,724
Cimarex Energy Co.Δ	26,000	1,811,420
Devon Energy Corporation	23,500	2,823,760
EOG Resources, Inc.	3,400	446,080
FPL Group, Inc.	21,200	1,390,296
Petro-Canada	72,500	4,041,875
Valero Energy Corporation	159,000	6,547,620
XTO Energy, Inc.	24,200	1,657,942

		27,545,341

Producer Durables — 3.5%
Applied Materials, Inc.Δ	238,600	4,554,874
Caterpillar, Inc.	29,400	2,170,308
Cummins, Inc.	59,900	3,924,648
Danaher Corporation	3,900	301,470
Emerson Electric Co.	220,900	10,923,505
Illinois Tool Works, Inc.	229,700	10,913,047
Lockheed Martin Corporation	21,900	2,160,654
Northrop Grumman Corporation	86,300	5,773,470
NVR, Inc.Δ*	5,500	2,750,440
Parker Hannifin Corporation	51,500	3,672,980
United Technologies Corporation	22,500	1,388,250

		48,533,646

Technology — 8.5%
AT&T, Inc.	1,373,577	46,275,809
Compuware Corporation*	294,100	2,805,714
Dell, Inc.*	297,100	6,500,548
EMC Corporation*	32,300	474,487
Flextronics International, Ltd.*	675,338	6,348,177
General Dynamics Corporation	20,900	1,759,780
Hewlett-Packard Co.	202,200	8,939,262
Hologic, Inc.Δ*	155,400	3,387,720
Intel Corporation	41,800	897,864
International Business Machines Corporation	54,400	6,448,032
L-3 Communications Holdings, Inc.	38,500	3,498,495
LSI Corporation*	983,200	6,036,848
Microsoft Corporation	133,000	3,658,830
Motorola, Inc.	626,700	4,599,978
QLogic CorporationΔ*	111,600	1,628,244
Raytheon Co.	13,900	782,292
Symantec Corporation*	293,800	5,685,030
Tyco Electronics, Ltd.	222,900	7,984,278

		117,711,388

See Notes to Financial Statements.	95

Value Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Utilities — 9.1%
Alliant Energy CorporationΔ	111,000	$3,802,860
American Electric Power Co., Inc.	214,600	8,633,358
Comcast Corporation Class A	533,200	10,114,804
Dominion Resources, Inc.	199,600	9,479,004
DTE Energy Co.Δ	84,500	3,586,180
Duke Energy CorporationΔ	314,100	5,459,058
Edison International	80,500	4,136,090
Entergy Corporation	78,900	9,505,872
Exelon Corporation	17,400	1,565,304
FirstEnergy Corporation	89,652	7,381,049
Nokia Corporation ADRΔ	303,700	7,440,650
Progress Energy, Inc. Contingent Value Obligation+*	3,100	1,209
Public Service Enterprise Group, Inc.	102,800	4,721,604
Qwest Communications International, Inc.Δ	1,528,900	6,008,577
Sierra Pacific Resources	208,000	2,643,680
Southern Co. (The)	40,500	1,414,260
Spectra Energy Corporation	202,350	5,815,539
Sprint Nextel Corporation*	516,700	4,908,650
Verizon Communications, Inc.	844,524	29,896,150

		126,513,898

Total Common Stocks (Cost $1,422,027,822)		1,334,606,211

MONEY MARKET FUNDS — 14.1%
GuideStone Money Market Fund (GS4 Class)¥	58,643,549	58,643,549
Northern Institutional Liquid Assets Portfolio§	137,988,044	137,988,044

Total Money Market Funds (Cost $196,631,593)		196,631,593

	Par
U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Bill
2.09%, 12/04/08‡‡
(Cost $4,727,420)	$4,770,000	4,732,183

TOTAL INVESTMENTS — 110.4% (Cost $1,623,386,835)		1,535,969,987
Liabilities in Excess of Other Assets — (10.4)%		(144,655,075)

Net Assets — 100.0%		$1,391,314,912

PORTFOLIO SUMMARY (based on net assets)

%
Financial Services	20.5
Integrated Oils	14.3
Money Market Funds	14.1
Healthcare	11.9
Consumer Discretionary	11.0
Utilities	9.1
Technology	8.5
Consumer Staples	5.4
Futures Contracts	4.3
Materials & Processing	4.3
Other	3.6
Producer Durables	3.5
Other Energy	2.0
Auto & Transportation	1.8
U.S. Treasury Obligation	0.4

114.7

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$1,531,236,595	$(2,533,422)
Level 2 — Other Significant Observable Inputs	4,732,183	—
Level 3 — Significant Unobservable Inputs**	1,209	—

Total	$1,535,969,987	$(2,533,422)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.
**	The fair value of Level 3 securities is equal to 0.00% of the Fund’s Net Assets. The fair value of the Level 3 securities does not have a significant impact on the amounts reported.

96	See Notes to Financial Statements.

Growth Equity Fund
SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.3%
Auto & Transportation — 3.3%
CH Robinson Worldwide, Inc.	168,960	$9,265,766
CSX Corporation	57,018	3,581,301
Expeditors International Washington, Inc.Δ	332,790	14,309,970
Norfolk Southern CorporationΔ	88,492	5,545,794
Union Pacific Corporation	205,260	15,497,130

		48,199,961

Consumer Discretionary — 16.8%
Amazon.com, Inc.*	632,450	46,377,558
Avon Products, Inc.	188,625	6,794,272
Costco Wholesale Corporation	141,023	9,891,353
eBay, Inc.*	97,800	2,672,874
Google, Inc.*	143,514	75,548,640
Iron Mountain, Inc.Δ*	176,200	4,678,110
Lowe’s Cos., Inc.	284,842	5,910,472
McDonald’s Corporation	575,928	32,378,672
Starbucks CorporationΔ*	989,968	15,582,096
VeriSign, Inc.Δ*	218,956	8,276,537
Wal-Mart Stores, Inc.	180,375	10,137,075
Walt Disney Co. (The)	241,875	7,546,500
Yahoo!, Inc.*	88,325	1,824,795
Yum! Brands, Inc.	592,398	20,787,246

		248,406,200

Consumer Staples — 3.0%
Coca-Cola Co. (The)	269,703	14,019,162
Colgate-Palmolive Co.	138,550	9,573,805
PepsiCo, Inc.	92,950	5,910,690
Procter & Gamble Co.	246,105	14,965,645

		44,469,302

Financial Services — 10.4%
Abraxis Bioscience, Inc.Δ*	37,100	2,354,366
CME Group, Inc.Δ*	31,100	11,917,209
Goldman Sachs Group, Inc.	113,191	19,797,106
IntercontinentalExchange, Inc.*	248,135	28,287,390
M&T Bank CorporationΔ	43,950	3,100,233
Mastercard, Inc. Class A	83,436	22,153,927
Moody’s CorporationΔ	326,200	11,234,328
Progressive Corporation (The)	151,880	2,843,194
Schwab (Charles) Corporation (The)	288,850	5,932,979
US BancorpΔ	169,950	4,739,905
Visa, Inc.	392,038	31,876,610
Wachovia CorporationΔ	203,100	3,154,143
Wells Fargo & Co.	275,079	6,533,126

		153,924,516

Healthcare — 18.3%
Abbott Laboratories	170,975	9,056,546
Allergan, Inc.	437,800	22,787,490
Amylin Pharmaceuticals, Inc.Δ*	78,943	2,004,363
Baxter International, Inc.	118,125	7,552,913
Celgene Corporation*	128,635	8,215,917
Cephalon, Inc.Δ*	90,800	6,055,452
Cerner CorporationΔ*	262,990	11,881,888
CVS Caremark Corporation	497,774	19,696,917
Genentech, Inc.*	542,856	41,202,770
Genzyme CorporationΔ*	461,800	33,258,836
Gilead Sciences, Inc.*	322,850	17,094,908
Intuitive Surgical, Inc.Δ*	76,200	20,528,280
Medco Health Solutions, Inc.*	90,800	4,285,760
Merck & Co., Inc.	221,500	8,348,335
Shire PLC ADRΔ	123,937	6,089,025
St. Jude Medical, Inc.*	156,225	6,386,478
Stryker Corporation	151,400	9,520,032
Teva Pharmaceutical Industries, Ltd. ADRΔ	182,075	8,339,035
Thermo Fisher Scientific, Inc.*	161,900	9,022,687
Varian Medical Systems, Inc.*	380,900	19,749,665

		271,077,297

Integrated Oils — 1.4%
Exxon Mobil Corporation	150,175	13,234,923
Oceaneering International, Inc.Δ*	76,700	5,909,735
PetroHawk Energy CorporationΔ*	49,988	2,314,944

		21,459,602

Materials & Processing — 5.8%
Air Products & Chemicals, Inc.	118,180	11,683,275
Allegheny Technologies, Inc.Δ	60,200	3,568,656
Cameron International Corporation*	59,630	3,300,520
Companhia Vale do Rio Doce ADRΔ	120,550	4,318,101
Fluor Corporation	48,925	9,103,964
McDermott International, Inc.*	76,815	4,754,080
Monsanto Co.	177,675	22,465,227
Praxair, Inc.	123,116	11,602,452
Precision Castparts Corporation	109,878	10,588,943
St. Joe Co.Δ*	113,571	3,897,757

		85,282,975

Other — 1.2%
Berkshire Hathaway, Inc.*	87	10,505,250
Textron, Inc.	144,056	6,904,604

		17,409,854

Other Energy — 12.7%
Equitable Resources, Inc.Δ	19,214	1,326,919
FMC Technologies, Inc.*	200,746	15,443,390
National Oilwell Varco, Inc.*	382,800	33,962,016
Petroleo Brasileiro SA ADRΔ*	107,258	7,597,084
Schlumberger, Ltd.	680,116	73,064,862
Transocean, Inc.*	156,624	23,867,913
Weatherford International, Ltd.Δ*	343,913	17,054,646
XTO Energy, Inc.	222,395	15,236,281

		187,553,111

Producer Durables — 1.6%
Deere & Co.	113,125	8,159,706
Lockheed Martin CorporationΔ	150,736	14,871,614

		23,031,320

Technology — 18.9%
Adobe Systems, Inc.*	159,975	6,301,415
Akamai Technologies, Inc.Δ*	160,265	5,575,619
Apple, Inc.*	382,791	64,094,525
AT&T, Inc.	497,689	16,767,142
Broadcom Corporation Class AΔ*	650,200	17,743,958
Cisco Systems, Inc.*	364,325	8,474,200
Cognizant Technology Solutions Corporation Class A*	155,600	5,058,556
Corning, Inc.	264,156	6,088,796

See Notes to Financial Statements.	97

Growth Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
EMC Corporation*	1,079,000	$15,850,510
General Dynamics Corporation	157,765	13,283,813
Hewlett-Packard Co.	182,915	8,086,672
Intel Corporation	420,425	9,030,729
Macrovision Solutions Corporation*	7	105
Marvell Technology Group, Ltd.*	323,100	5,705,946
Microsoft Corporation	349,400	9,611,994
NetApp, Inc.Δ*	125,325	2,714,540
Oracle Corporation*	346,550	7,277,550
QUALCOMM, Inc.	652,026	28,930,394
Research In Motion, Ltd.*	115,085	13,453,436
Salesforce.com, Inc.Δ*	445,710	30,410,793
Texas Instruments, Inc.	177,250	4,991,360

		279,452,053

Utilities — 1.9%
America Movil SA de CV ADR Series LΔ*	443,480	23,393,570
Verizon Communications, Inc.Δ	121,100	4,286,940

		27,680,510

Total Common Stocks (Cost $1,178,913,254)		1,407,946,701

FOREIGN COMMON STOCKS — 1.3%
Canada — 0.5%
Potash Corporation of SaskatchewanΔ	29,141	6,660,758

China — 0.8%
Industrial & Commercial Bank of China Class HΔ	17,371,000	11,874,370

Total Foreign Common Stocks (Cost $15,664,076)		18,535,128

PREFERRED STOCK — 0.2%
Lehman Brothers Holdings, Inc. CONVΔ
(Cost $3,844,154)	3,953	3,179,912

MONEY MARKET FUNDS — 14.1%
GuideStone Money Market Fund (GS4 Class)¥	42,888,022	42,888,022
Northern Institutional Liquid Assets Portfolio§	166,028,518	166,028,518

Total Money Market Funds (Cost $208,916,540)		208,916,540

	Par
U.S. TREASURY OBLIGATION — 0.6%
U.S. Treasury Bill
2.09%, 12/04/08‡‡
(Cost $8,300,239)	$8,375,000	8,299,801

TOTAL INVESTMENTS — 111.5% (Cost $1,415,638,263)		1,646,878,082
Liabilities in Excess of Other Assets — (11.5)%		(169,317,548)

NET ASSETS — 100.0%		$1,477,560,534

PORTFOLIO SUMMARY (based on net assets)

%
Technology	18.9
Healthcare	18.3
Consumer Discretionary	16.8
Money Market Funds	14.1
Other Energy	12.7
Financial Services	10.4
Materials & Processing	5.8
Auto & Transportation	3.3
Consumer Staples	3.0
Futures Contracts	3.0
Utilities	1.9
Producer Durables	1.6
Integrated Oils	1.4
Foreign Common Stocks	1.3
Other	1.2
U.S. Treasury Obligation	0.6
Preferred Stock	0.2

114.5

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$1,638,578,281	$(2,120,691)
Level 2 — Other Significant Observable Inputs	8,299,801	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,646,878,082	$(2,120,691)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

98	See Notes to Financial Statements.

Small Cap Equity Fund
SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS — 85.4%
Auto & Transportation — 3.0%
Autoliv, Inc.Δ	37,000	$1,724,940
Celadon Group, Inc.Δ*	41,900	418,581
CSG Systems International, Inc.Δ*	47,800	526,756
DryShips, Inc.Δ	7,200	577,296
Excel Maritime Carriers, Ltd.	4,200	164,850
HUB Group, Inc.*	46,600	1,590,458
JB Hunt Transport Services, Inc.Δ	33,700	1,121,536
Knight Transportation, Inc.Δ	69,200	1,266,360
Lear CorporationΔ*	19,900	282,182
Old Dominion Freight Line, Inc.Δ*	10,100	303,202
Overseas Shipholding Group, Inc.Δ	17,500	1,391,600
Pinnacle Airlines CorporationΔ*	38,600	121,976
Polaris Industries, Inc.Δ	15,300	617,814
Republic Airways Holdings, Inc.Δ*	40,800	353,328
Seaspan CorporationΔ	15,300	367,506
Skywest, Inc.Δ	46,200	584,430
Thames Asset Global Securitization, Inc.Δ	59,400	885,654
Titan International, Inc.Δ	11,100	395,382
TRW Automotive Holdings Corporation*	42,100	777,587
UTI Worldwide, Inc.	54,600	1,089,270
Vitran Corporation, Inc.*	19,800	296,802

		14,857,510

Consumer Discretionary — 12.1%
Aaron Rents, Inc.Δ	15,400	343,882
Advisory Board Co. (The)Δ*	60,600	2,383,398
Aeropostale, Inc.Δ*	29,100	911,703
American Public Education, Inc.Δ*	30,200	1,179,008
AMN Healthcare Services, Inc.*	157,200	2,659,824
AnnTaylor Stores CorporationΔ*	40,900	979,964
Arbitron, Inc.Δ	17,300	821,750
Big Lots, Inc.Δ*	29,500	921,580
BJ’s Wholesale Club, Inc.Δ*	17,500	677,250
Bowne & Co., Inc.Δ	24,900	317,475
Build-A-Bear Workshop, Inc.Δ*	73,900	537,253
Capella Education Co.Δ*	29,150	1,738,797
Casey’s General Stores, Inc.Δ	32,700	757,659
CEC Entertainment, Inc.Δ*	35,400	991,554
Citi Trends, Inc.Δ*	21,600	489,456
Constant Contact, Inc.Δ*	37,300	703,105
Corinthian Colleges, Inc.Δ*	71,800	833,598
Corporate Executive Board Co.	24,300	1,021,815
CoStar Group, Inc.Δ*	24,900	1,106,805
Ctrip.com International, Ltd. ADRΔ	25,900	1,185,702
Diamond Foods, Inc.	27,400	631,296
Dice Holdings, Inc.Δ*	45,200	373,352
Dolan Media Co.Δ*	39,100	711,620
EarthLink, Inc.Δ*	123,100	1,064,815
Emergency Medical Services LP Class AΔ*	21,200	479,756
Entravision Communications Corporation Class AΔ*	94,158	378,515
EZCORP, Inc. Class AΔ*	82,200	1,048,050
Gaiam, Inc.Δ*	15,100	204,001
Gaylord Entertainment Co.Δ*	31,500	754,740
Gymboree CorporationΔ*	20,300	813,421
Hasbro, Inc.Δ	48,300	1,725,276
Helen of Troy, Ltd.Δ*	37,583	605,838
Hewitt Associates, Inc. Class AΔ*	40,200	1,540,866
Hibbett Sports, Inc.Δ*	26,800	565,480
Home Inns & Hotels Management, Inc. ADRΔ*	30,600	581,706
Houston Wire & Cable Co.Δ	43,800	871,620
Iconix Brand Group, Inc.Δ*	59,994	724,728
Kforce, Inc.*	70,700	600,243
Knot, Inc.Δ*	35,800	350,124
Korn/Ferry InternationalΔ*	24,200	380,666
Life Time Fitness, Inc.Δ*	30,700	907,185
Liz Claiborne, Inc.	95,200	1,347,080
Lululemon Athletica, Inc.Δ*	11,700	340,002
MAXIMUS, Inc.Δ	18,200	633,724
MercadoLibre, Inc.Δ*	24,600	848,454
Monro Muffler Brake, Inc.	30,500	472,445
MPS Group, Inc.*	17,900	190,277
MWI Veterinary Supply, Inc.Δ*	9,900	327,789
Navigant Consulting, Inc.Δ*	38,400	751,104
Netflix, Inc.Δ*	36,700	956,769
On Assignment, Inc.*	118,600	951,172
Orient-Express Hotels, Ltd. Class A	15,200	660,288
Panera Bread Co.Δ*	26,800	1,239,768
PetMed Express, Inc.Δ*	37,400	458,150
Pool CorporationΔ	32,025	568,764
PriceSmart, Inc.*	49,600	981,088
RC2 CorporationΔ*	23,700	439,872
Rent-A-Center, Inc.Δ*	34,400	707,608
Resources Connection, Inc.*	64,200	1,306,470
Ritchie Bros. Auctioneers, Inc.Δ	48,400	1,313,092
Rush Enterprises, Inc. Class AΔ*	65,721	789,309
Skechers USA, Inc. Class A*	16,500	326,040
Sohu.com, Inc.Δ*	11,200	788,928
Strayer Education, Inc.Δ	8,600	1,798,002
Team, Inc.Δ*	11,100	380,952
TeleTech Holdings, Inc.Δ*	77,600	1,548,896
Texas Roadhouse, Inc. Class AΔ*	20,900	187,473
United Natural Foods, Inc.Δ*	30,500	594,140
United Online, Inc.Δ	48,900	490,467
Universal Electronics, Inc.Δ*	54,182	1,132,404
WESCO International, Inc.Δ*	34,400	1,377,376
Westwood One, Inc.Δ*	89,400	110,856

		59,893,635

Consumer Staples — 0.9%
Green Mountain Coffee Roasters, Inc.Δ*	15,500	582,335
Herbalife, Ltd.Δ	50,200	1,945,250

See Notes to Financial Statements.	99

Small Cap Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
J & J Snack Foods CorporationΔ	31,752	$870,322
Nash Finch Co.Δ	26,200	897,874
Smart Balance, Inc.Δ*	55,900	403,039

		4,698,820

Financial Services — 16.3%
Advance America Cash Advance Centers, Inc.Δ	60,400	306,832
American Financial Group, Inc.	60,400	1,615,700
American Physicians Capital, Inc.Δ	11,700	566,748
Amerisafe, Inc.*	34,500	549,930
Argo Group International Holdings, Ltd.Δ*	32,952	1,105,869
Assured Guaranty, Ltd.Δ	48,700	876,113
AXIS Capital Holdings, Ltd.	51,800	1,544,158
Banco Latinoamericano de Exportaciones SAΔ	62,000	1,003,780
Bank of Florida CorporationΔ*	41,600	301,600
Boston Private Financial Holdings, Inc.Δ	80,300	455,301
Cash America International, Inc.	55,350	1,715,850
Cathay General BancorpΔ	116,500	1,266,355
CB Richard Ellis Group, Inc. Class AΔ*	37,100	712,320
Central Pacific Financial CorporationΔ	50,300	536,198
Chemical Financial CorporationΔ	44,700	911,880
City Holding Co.Δ	26,500	1,080,405
Cohen & Steers, Inc.Δ	15,100	392,147
Credicorp, Ltd.Δ	18,600	1,527,432
Duff & Phelps CorporationΔ*	30,800	510,048
DuPont Fabros Technology, Inc. REITΔ	45,500	848,120
eHealth, Inc.Δ*	11,300	199,558
Endurance Specialty Holdings, Ltd.	43,300	1,333,207
Evercore Partners, Inc. Class AΔ	33,700	320,150
ExlService Holdings, Inc.Δ*	15,700	220,271
Fair Isaac & Co., Inc.Δ	33,300	691,641
Fairfax Financial Holdings, Ltd.Δ	1,900	482,410
FCStone Group, Inc.Δ*	20,600	575,358
Federated Investors, Inc. Class B	30,700	1,056,694
First Niagara Financial Group, Inc.Δ	31,800	408,948
First Potomac Realty Trust REITΔ	68,400	1,042,416
FPIC Insurance Group, Inc.Δ*	25,900	1,173,788
GATX CorporationΔ	36,000	1,595,880
GFI Group, Inc.	29,600	266,696
Global Payments, Inc.	108,500	5,056,100
Greenhill & Co., Inc.Δ	13,400	721,724
Hanover Insurance Group, Inc.	35,500	1,508,750
HCC Insurance Holdings, Inc.	85,935	1,816,666
Hilb, Rogal & Hobbs Co.	42,082	1,828,884
Hill International, Inc.*	28,800	473,472
Huron Consulting Group, Inc.Δ*	17,900	811,586
Infinity Property & Casualty CorporationΔ	29,400	1,220,688
Interactive Brokers Group, Inc.Δ*	41,900	1,346,247
Investment Technology Group, Inc.*	28,000	936,880
IPC Holdings, Ltd.Δ	44,100	1,170,855
Jack Henry & Associates, Inc.	60,000	1,298,400
Jefferies Group, Inc.Δ	42,000	706,440
Jones Lang LaSalle, Inc.Δ	17,700	1,065,363
Knight Capital Group, Inc. Class AΔ*	82,300	1,479,754
LandAmerica Financial Group, Inc.Δ	38,400	852,096
Montpelier Re Holdings, Ltd.Δ	59,600	879,100
National Financial Partners CorporationΔ	22,100	438,022
Ocwen Financial CorporationΔ*	53,200	247,380
optionsXpress Holdings, Inc.Δ	194,790	4,351,609
PartnerRe, Ltd.Δ	18,700	1,292,731
Platinum Underwriters Holdings, Ltd.Δ	40,300	1,314,183
Portfolio Recovery Associates, Inc.Δ*	27,900	1,046,250
Primus Guaranty, Ltd.Δ*	45,400	132,114
PrivateBancorp, Inc.Δ	55,261	1,678,829
Provident Financial Services, Inc.Δ	43,600	610,836
RenaissanceRe Holdings, Ltd.Δ	27,300	1,219,491
RLI CorporationΔ	21,300	1,053,711
Ryder System, Inc.Δ	20,800	1,432,704
Safeco Corporation	25,400	1,705,864
Safety Insurance Group, Inc.Δ	40,700	1,450,955
Smithtown Bancorp, Inc.Δ	14,400	234,000
Stancorp Financial Group, Inc.	29,300	1,375,928
SWS Group, Inc.Δ	39,600	657,756
Tower Group, Inc.Δ	42,800	906,932
TradeStation Group, Inc.Δ*	65,500	664,825
Trustmark CorporationΔ	35,200	621,280
W.R. Berkley Corporation	52,200	1,261,152
Webster Financial Corporation	51,900	965,340
Willis Group Holdings, Ltd.	38,700	1,214,019
Wintrust Financial CorporationΔ	60,478	1,442,400
World Acceptance CorporationΔ*	40,000	1,346,800
Wright Express Corporation*	46,000	1,140,800

		80,172,719

Healthcare — 10.1%
Align Technology, Inc.Δ*	47,200	495,128
Amedisys, Inc.Δ*	46,834	2,361,371
American Dental Partners, Inc.Δ*	41,200	489,044

100	See Notes to Financial Statements.

	Shares	Value
Arthrocare CorporationΔ*	20,000	$816,200
AtriCure, Inc.Δ*	56,900	613,951
BioMarin Pharmaceuticals, Inc.Δ*	42,000	1,217,160
Bio-Rad Laboratories, Inc. Class A*	24,100	1,949,449
Cepheid, Inc.Δ*	12,000	337,440
Chattem, Inc.Δ*	27,200	1,769,360
CONMED CorporationΔ*	20,800	552,240
Cooper Cos., Inc.Δ	54,400	2,020,960
Cubist Pharmaceuticals, Inc.Δ*	31,700	566,162
Endo Pharmaceuticals Holdings, Inc.Δ*	41,500	1,003,885
Five Star Quality Care, Inc.+	2,086	—
Haemonetics CorporationΔ*	35,200	1,952,192
HealthExtras, Inc.Δ*	100,900	3,041,126
Icon PLC ADRΔ*	34,410	2,598,643
Immucor, Inc.*	60,500	1,565,740
IRIS International, Inc.Δ*	28,300	442,895
King Pharmaceuticals, Inc.*	144,700	1,515,009
Lincare Holdings, Inc.Δ*	47,800	1,357,520
Luminex CorporationΔ*	51,700	1,062,435
Magellan Health Services, Inc.*	27,000	999,810
Martek Biosciences CorporationΔ*	31,400	1,058,494
Mentor CorporationΔ	69,200	1,925,144
Meridian Bioscience, Inc.Δ	35,550	957,006
NBTY, Inc.Δ*	23,200	743,792
Owens & Minor, Inc.Δ	33,300	1,521,477
Parexel International Corporation*	9,400	247,314
Pediatrix Medical Group, Inc.*	2,200	108,306
Phase Forward, Inc.Δ*	34,800	625,356
Psychiatric Solutions, Inc.Δ*	87,900	3,326,136
Qiagen NVΔ*	36,502	734,785
Stereotaxis, Inc.Δ*	57,000	305,520
Stericycle, Inc.*	8,600	444,620
STERIS Corporation	22,500	647,100
Symmetry Medical, Inc.Δ*	106,800	1,732,296
Techne Corporation*	22,900	1,772,231
Universal Health Services, Inc. Class B	23,500	1,485,670
VCA Antech, Inc.Δ*	82,900	2,302,962
Virtual Radiologic CorporationΔ*	11,500	152,375
Vital Images, Inc.Δ*	40,500	503,820
Volcano CorporationΔ*	54,000	658,800

		49,980,924

Integrated Oils — 2.5%
Berry Petroleum Co.Δ	24,400	1,436,672
Encore Acquisition Co.*	21,300	1,601,547
Exterran Holdings, Inc.Δ*	21,900	1,565,631
GMX Resources, Inc.*	5,000	370,500
Goodrich Petroleum CorporationΔ*	6,300	522,396
Mariner Energy, Inc.Δ*	42,600	1,574,922
NATCO Group, Inc. Class AΔ*	48,500	2,644,705
Petroleum Development Corporation*	4,000	265,960
Rosetta Resources, Inc.Δ*	24,700	703,950
W&T Offshore, Inc.Δ	26,600	1,556,366

		12,242,649

Materials & Processing — 10.9%
Acuity Brands, Inc.Δ	25,500	1,226,040
Albemarle CorporationΔ	34,400	1,372,904
Beacon Roofing Supply, Inc.Δ*	134,067	1,422,451
Cal Dive International, Inc.Δ*	58,200	831,678
Carpenter Technology CorporationΔ	23,000	1,003,950
Chemtura Corporation	145,000	846,800
CIRCOR International, Inc.Δ	8,200	401,718
Clarcor, Inc.Δ	41,200	1,446,120
Clean Harbors, Inc.*	8,700	618,222
Cleveland-Cliffs, Inc.Δ	8,100	965,439
Colfax CorporationΔ*	1,800	45,162
Commercial Metals Co.	16,272	613,454
Cytec Industries, Inc.	28,500	1,554,960
Darling International, Inc.*	40,900	675,668
Dynamic Materials CorporationΔ	29,450	970,377
Encore Wire CorporationΔ	62,400	1,322,256
Ennis, Inc.Δ	66,300	1,037,595
Entegris, Inc.Δ*	88,800	581,640
Ferro Corporation	67,700	1,270,052
FGX International Holdings, Ltd.Δ*	35,400	284,616
Gardner Denver, Inc.*	50,500	2,868,400
Gibraltar Industries, Inc.Δ	52,900	844,813
Greif, Inc. Class A	20,600	1,319,018
Haynes International, Inc.Δ*	22,400	1,289,120
Hercules, Inc.	66,700	1,129,231
Hexcel Corporation*	59,272	1,143,950
Insteel Industries, Inc.Δ	60,600	1,109,586
Interline Brands, Inc.*	46,900	747,117
Intrepid Potash, Inc.*	44,300	2,914,054
Ladish Co., Inc.*	19,900	409,741
Lennox International, Inc.	38,300	1,109,168
Lubrizol Corporation	10,000	463,300
Metalico, Inc.Δ*	20,300	355,656
Minerals Technologies, Inc.Δ	20,000	1,271,800
Mobile Mini, Inc.Δ*	61,900	1,238,000
Mueller Industries, Inc.	47,900	1,542,380
NCI Building Systems, Inc.Δ*	29,000	1,065,170
Olympic Steel, Inc.Δ	12,400	941,408
RBC Bearings, Inc.Δ*	51,200	1,705,984
Reliance Steel & Aluminum Co.	42,500	3,276,325
Schnitzer Steel Industries, Inc. Class AΔ	21,650	2,481,090
Schulman A, Inc.Δ	62,200	1,432,466
Superior Essex, Inc.Δ*	35,000	1,562,050
Timken Co.	21,500	708,210
Watsco, Inc.Δ	50,000	2,090,000

		53,509,139

Other — 0.1%
Information Services Group, Inc.Δ*	87,700	420,960

Other Energy — 8.1%
Approach Resources, Inc.Δ*	40,100	1,074,279
Arena Resources, Inc.*	93,100	4,917,542
Bill Barrett CorporationΔ*	21,400	1,271,374

See Notes to Financial Statements.	101

Small Cap Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Bolt Technology CorporationΔ*	24,100	$543,937
CARBO Ceramics, Inc.Δ	18,200	1,061,970
Carrizo Oil & Gas, Inc.*	5,800	394,922
Cimarex Energy Co.Δ	30,900	2,152,803
Comstock Resources, Inc.*	44,300	3,740,249
Concho Resources, Inc.*	116,800	4,356,640
Core Laboratories NVΔ*	4,800	683,280
Energy Partners, Ltd.Δ*	90,600	1,351,752
EXCO Resources, Inc.Δ*	124,800	4,606,368
Frontier Oil CorporationΔ	28,300	676,653
Hercules Offshore, Inc.Δ*	29,639	1,126,875
Monolithic Power Systems, Inc.Δ*	45,200	977,224
Oil States International, Inc.Δ*	12,000	761,280
Parallel Petroleum CorporationΔ*	87,000	1,751,310
Patriot Coal Corporation*	3,000	459,870
Patterson-UTI Energy, Inc.Δ	47,700	1,719,108
Quicksilver Resources, Inc.Δ*	14,500	560,280
Rex Energy CorporationΔ*	21,300	562,320
SCANA CorporationΔ	43,800	1,620,600
SEACOR Holdings, Inc.Δ*	7,900	707,129
Swift Energy Co.Δ*	13,800	911,628
T-3 Energy Services, Inc.*	20,200	1,605,294
W-H Energy Services, Inc.*	2,200	210,628

		39,805,315

Producer Durables — 5.7%
Actuant Corporation Class AΔ	58,368	1,829,837
Altra Holdings, Inc.*	59,700	1,003,557
Bucyrus International, Inc. Class A	18,700	1,365,474
Chart Industries, Inc.*	26,400	1,284,096
Cognex Corporation	49,600	1,143,280
CPI International, Inc.Δ*	57,700	709,710
Curtiss-Wright CorporationΔ	40,900	1,829,866
Cymer, Inc.Δ*	16,600	446,208
EnPro Industries, Inc.Δ*	23,400	873,756
Faro Technologies, Inc.Δ*	46,700	1,175,439
Flow International CorporationΔ*	69,100	538,980
Foster Wheeler, Ltd.*	15,700	1,148,455
Graco, Inc.	54,300	2,067,201
Headwaters, Inc.Δ*	45,400	534,358
Heico CorporationΔ*	29,500	959,930
Heico Corporation Class A*	9,300	247,194
IDEX Corporation	18,700	688,908
Innospec, Inc.Δ	52,000	978,640
KHD Humboldt Wedag International, Ltd.*	49,500	1,560,735
Littelfuse, Inc.Δ*	45,500	1,435,525
Measurement Specialties, Inc.*	71,600	1,259,444
MedAssets, Inc.Δ*	51,000	869,550
Middleby CorporationΔ*	22,600	992,366
Moog, Inc. Class A*	13,700	510,188
NVR, Inc.Δ*	1,000	500,080
Orbital Sciences Corporation*	47,500	1,119,100
Regal-Beloit Corporation	18,000	760,500
Tennant Co.Δ	12,800	384,896

		28,217,273

Technology — 11.4%
Advanced Analogic Technologies, Inc.*	99,100	409,283
Alvarion, Ltd.Δ*	92,800	655,168
American Reprographics Co.Δ*	113,400	1,888,110
Applied Micro Circuits CorporationΔ*	68,200	583,792
Ariba, Inc.Δ*	31,700	466,307
Atheros Communications, Inc.Δ*	9,520	285,600
AuthenTec, Inc.Δ*	57,300	597,066
Avnet, Inc.Δ*	23,500	641,080
Check Point Software Technologies, Ltd.*	29,300	693,531
CommVault Systems, Inc.*	35,600	592,384
Compuware Corporation*	170,000	1,621,800
Cybersource CorporationΔ*	61,362	1,026,590
DealerTrack Holdings, Inc.Δ*	121,000	1,707,310
Equinix, Inc.Δ*	24,150	2,154,663
FormFactor, Inc.Δ*	30,000	552,900
Foundry Networks, Inc.Δ*	57,600	680,832
II-VI, Inc.Δ*	5,700	199,044
Informatica Corporation*	60,600	911,424
Innerworkings, Inc.Δ*	14,700	175,812
j2 Global Communications, Inc.*	60,900	1,400,700
Lawson Software, Inc.Δ*	58,800	427,476
Mantech International Corporation Class AΔ*	5,900	283,908
Masimo CorporationΔ*	5,200	178,620
Methode Electronics, Inc.Δ	62,500	653,125
Micros Systems, Inc.Δ*	39,700	1,210,453
Monotype Imaging Holdings, Inc.Δ*	35,600	433,608
Netezza CorporationΔ*	65,600	753,088
Netlogic Microsystems, Inc.Δ*	25,700	853,240
Nuance Communications, Inc.Δ*	18,500	289,895
Omniture, Inc.Δ*	15,770	292,849
PerkinElmer, Inc.	91,400	2,545,490
Power Intergrations, Inc.*	76,500	2,418,165
QLogic CorporationΔ*	92,600	1,351,034
Rackable Systems, Inc.*	71,000	951,400
Scansource, Inc.Δ*	71,600	1,916,016
Sequenom, Inc.Δ*	28,300	451,668
Shanda Interactive Entertainment, Ltd. ADR*	43,400	1,178,310
SI International, Inc.Δ*	40,900	856,446
Silicon Image, Inc.Δ*	109,900	796,775
Silicon Motion Technology Corporation ADRΔ*	12,700	183,515
SkillSoft PLC ADRΔ*	145,200	1,312,608
Solera Holdings, Inc.Δ*	143,500	3,969,210
SonoSite, Inc.Δ*	18,000	504,180
SRA International, Inc. Class AΔ*	33,200	745,672
Stanley, Inc.Δ*	38,800	1,300,576
Starent Networks CorporationΔ*	30,600	384,948
STEC, Inc.Δ*	55,000	564,850
Stratasys, Inc.Δ*	38,092	703,178
Sybase, Inc.Δ*	54,500	1,603,390
SYKES Enterprises, Inc.*	73,600	1,388,096

102	See Notes to Financial Statements.

	Shares	Value
Synaptics, Inc.Δ*	20,800	$784,784
TNS, Inc.*	52,100	1,248,316
Ultimate Software Group, Inc.Δ*	52,901	1,884,863
Varian Semiconductor Equipment Associates, Inc.Δ*	18,025	627,630
Viasat, Inc.*	45,800	925,618
Vishay Intertechnology, Inc.Δ*	54,200	480,754
Vocus, Inc.Δ*	13,100	421,427
Voltaire, Ltd.*	73,600	365,792
Websense, Inc.*	90,102	1,517,318

		56,001,687

Utilities — 4.3%
Alliant Energy CorporationΔ	49,800	1,706,148
CenturyTel, Inc.	14,800	526,732
Cogent Communications Group, Inc.Δ*	13,400	179,560
El Paso Electric Co.*	60,500	1,197,900
General Communication, Inc. Class AΔ*	79,600	546,852
MDU Resources Group, Inc.	31,650	1,103,319
Neutral Tandem, Inc.Δ*	24,700	432,250
NiSource, Inc.Δ	76,400	1,369,088
NTELOS Holdings CorporationΔ	50,200	1,273,574
OGE Energy Corporation	22,900	726,159
Oneok, Inc.Δ	43,300	2,114,339
Orbcomm, Inc.Δ*	63,400	361,380
PAETEC Holding Corporation*	106,000	673,100
Pepco Holdings, Inc.Δ	82,400	2,113,560
Portland General Electric Co.Δ	42,200	950,344
Premiere Global Services, Inc.Δ*	92,900	1,354,482
Sierra Pacific Resources	117,000	1,487,070
UGI Corporation	25,400	729,234
USA Mobility, Inc.Δ*	37,300	281,615
Wisconsin Energy CorporationΔ	41,400	1,872,108

		20,998,814

Total Common Stocks (Cost $414,249,239)		420,799,445

FOREIGN COMMON STOCKS — 1.6%
Canada — 0.3%
Celestica, Inc.Δ*	164,100	1,383,363

Cayman Islands — 0.1%
Consolidated Water Co., Inc.Δ	11,000	217,800

China — 0.1%
Cogo Group, Inc.Δ*	72,500	660,475

Israel — 0.1%
RRSat Global Communications Network, Ltd.	38,900	418,564

Marshall Islands — 0.5%
Aegean Marine Petroleum Network, Inc.Δ	38,250	1,556,393
Eagle Bulk Shipping, Inc.Δ	37,500	1,108,875

		2,665,268

Netherlands — 0.1%
AerCap Holdings NVΔ*	50,600	639,078

Panama — 0.1%
Willbros Group, Inc.Δ*	12,000	525,720

Puerto Rico — 0.2%
Oriental Financial GroupΔ	62,700	894,102

Singapore — 0.1%
Verigy, Ltd.*	30,500	692,655

Total Foreign Common Stocks (Cost $9,040,578)		8,097,025

PREFERRED STOCKS — 0.0%
Fannie MaeΔ	3,750	90,904
Freddie MacΔ	5,125	124,537

Total Preferred Stocks (Cost $227,515)		215,441

MONEY MARKET FUNDS — 47.4%
GuideStone Money Market Fund (GS4 Class)¥	18,372,509	18,372,509
Northern Institutional Liquid Assets Portfolio§	215,005,582	215,005,582

Total Money Market Funds (Cost $233,378,091)		233,378,091

	Par
AGENCY OBLIGATIONS — 0.7%
Federal Home Loan Mortgage Corporation
2.55%, 12/15/08‡‡	$22,000	21,746
Federal National Mortgage Association
1.25%, 12/15/08‡‡	3,102,000	3,066,240
2.00%, 12/15/08‡‡	150,000	148,271
2.48%, 12/15/08‡‡	42,000	41,516
2.55%, 12/26/08‡‡	30,000	29,632

Total Agency Obligations (Cost $3,325,513)		3,307,405

ASSET-BACKED SECURITIES — 0.6%
Bear Stearns Asset-Backed Securities Trust
3.35%, 10/27/32†	34,821	31,726
3.35%, 12/25/33†	350,149	263,861
Drive Auto Receivables Trust
5.33%, 04/15/14 STEP 144A	400,000	374,080
EMC Mortgage Loan Trust
3.04%, 02/25/41 STEP 144A	98,454	79,178
GSAA Trust
3.17%, 07/25/37†	200,000	120,616
Lehman XS Trust
3.20%, 11/25/35†	334,259	250,587
3.20%, 12/25/35†	166,494	110,558
3.02%, 06/25/37†	310,657	259,738
2.65%, 02/25/46†	334,606	234,357
2.97%, 08/25/46†	276,057	249,715
MASTR Specialized Loan Trust
2.74%, 05/25/37 144A†	334,167	262,150
Nelnet Student Loan Trust
4.10%, 04/25/24†	80,000	80,208

See Notes to Financial Statements.	103

Small Cap Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Option One Mortgage Loan Trust
3.70%, 11/25/32†	$30,799	$27,154
Renaissance Home Equity Loan Trust
3.33%, 06/25/33†	20,444	15,739
Securitized Asset-Backed Receivables LLC Trust
2.62%, 02/25/37†	344,301	233,156
Wachovia Asset Securitization, Inc.
2.76%, 09/27/32†	91,260	77,236
3.33%, 12/25/32†	47,420	36,358
2.68%, 03/25/33†	53,920	42,583
Washington Mutual Master Note Trust
2.54%, 09/15/13 144A†	200,000	188,391

Total Asset-Backed Securities (Cost $3,634,836)		2,937,391

CORPORATE BONDS — 2.0%
AES Corporation
7.75%, 10/15/15	30,000	29,700
8.00%, 10/15/17	140,000	137,900
8.00%, 06/01/20	190,000	184,300
American Express Co.
6.80%, 09/01/49†	140,000	129,633
American International Group, Inc.
5.85%, 01/16/18	190,000	178,319
Anadarko Petroleum Corporation
5.95%, 09/15/16	20,000	20,043
6.45%, 09/15/36	320,000	316,884
Apache Corporation
5.63%, 01/15/17Δ	110,000	111,484
AT&T, Inc.
5.50%, 02/01/18	90,000	87,370
BAC Capital Trust XIV
5.63%, 12/31/49†	10,000	7,809
Bank of America Corporation
5.75%, 12/01/17	190,000	178,749
8.13%, 12/15/49†	20,000	18,930
8.00%, 12/29/49†	60,000	56,303
Bear Stearns Co., Inc.
7.25%, 02/01/18	110,000	114,990
Cardinal Health, Inc.
5.85%, 12/15/17Δ	60,000	58,785
Chesapeake Energy Corporation
6.88%, 11/15/20Δ	100,000	94,500
Citigroup, Inc.
5.50%, 04/11/13	300,000	293,096
6.88%, 03/05/38	130,000	125,837
Comcast Corporation
6.50%, 01/15/17	360,000	362,727
Community Health Systems, Inc.
8.88%, 07/15/15Δ	30,000	30,338
ConocoPhillips Holding Co.
6.95%, 04/15/29	180,000	197,977
Countrywide Financial Corporation
6.25%, 05/15/16	50,000	44,584
CVS Pass-Through Trust
6.94%, 01/10/30 144A	89,597	86,349
Devon Financing Corporation
6.88%, 09/30/11	150,000	159,319
Dominion Resources, Inc.
5.70%, 09/17/12	120,000	121,954
Duke Energy Corporation
5.63%, 11/30/12Δ	130,000	133,892
Dynegy Holdings, Inc.
7.75%, 06/01/19	20,000	18,300
Edison Mission Energy
7.20%, 05/15/19Δ	100,000	93,750
Embarq Corporation
6.74%, 06/01/13	150,000	144,881
Energy Future Holdings Corporation
11.25%, 11/01/17 PIK 144A	500,000	501,250
6.50%, 11/15/24	20,000	14,856
6.55%, 11/15/34Δ	10,000	7,336
Energy Transfer Partners LP
6.70%, 07/01/18	100,000	100,832
FirstEnergy Corporation
7.38%, 11/15/31	110,000	119,960
Ford Motor Credit Co.
7.38%, 10/28/09	550,000	501,078
Ford Motor Credit Co., LLC
12.00%, 05/15/15	140,000	123,289
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	65,000	68,682
General Electric Capital Corporation
6.38%, 11/15/47†	130,000	123,167
GMAC LLC
6.63%, 05/15/12Δ	550,000	377,601
Goldman Sachs Capital II
5.79%, 12/29/49†	10,000	6,959
Goldman Sachs Group LP
4.50%, 06/15/10	100,000	100,180
Goldman Sachs Group, Inc.
5.95%, 01/18/18	100,000	96,167
HCA, Inc.
9.63%, 11/15/16 PIK	50,000	51,625
Hertz Corporation
8.88%, 01/01/14	10,000	9,200
10.50%, 01/01/16Δ	5,000	4,575
Hess Corporation
7.30%, 08/15/31	130,000	145,617
HSBC Finance Corporation
4.63%, 09/15/10Δ	290,000	287,736
Idearc, Inc.
8.00%, 11/15/16	65,000	41,194
JPMorgan Chase & Co.
6.13%, 06/27/17Δ	250,000	246,442
Kansas City Southern Railway
8.00%, 06/01/15Δ	20,000	20,300
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	70,000	69,281
6.95%, 01/15/38	120,000	119,473
Kroger Co.
6.15%, 01/15/20	70,000	69,400
L-3 Communications Corporation
6.38%, 10/15/15	85,000	79,900

104	See Notes to Financial Statements.

	Par	Value
Lehman Brothers Holdings Capital Trust V
5.86%, 11/29/49†	$10,000	$6,530
Lehman Brothers Holdings E-Capital Trust I
3.50%, 08/19/47†	50,000	37,153
Lehman Brothers Holdings, Inc.
6.50%, 07/19/17	160,000	148,264
6.75%, 12/28/17	120,000	112,923
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	220,000	207,710
MetLife, Inc.
6.40%, 12/15/36	120,000	105,090
Morgan Stanley
5.63%, 01/09/12	160,000	160,245
NewPage Corporation
10.00%, 05/01/12	30,000	30,525
NRG Energy, Inc.
7.25%, 02/01/14	10,000	9,575
7.38%, 02/01/16	30,000	28,313
Oncor Electric Delivery Co.
6.38%, 01/15/15	50,000	49,401
Pacific Gas & Electric Co.
5.63%, 11/30/17	30,000	29,938
6.05%, 03/01/34	80,000	77,385
Pemex Project Funding Master Trust
6.63%, 06/15/35	90,000	89,244
Qwest Communications International, Inc.
7.50%, 02/15/14	70,000	66,850
Residential Capital LLC
6.46%, 04/17/09†	10,000	7,250
6.46%, 05/22/09†	20,000	14,500
6.00%, 02/22/11Δ	260,000	102,700
RH Donnelley Corporation
8.88%, 10/15/17 144A	10,000	6,000
SemGroup LP
8.75%, 11/15/15 144A	60,000	58,500
Sprint Capital Corporation
6.90%, 05/01/19	100,000	87,909
Steel Dynamics, Inc.
7.38%, 11/01/12 144A	25,000	25,125
SunTrust Capital VIII
6.10%, 12/15/36†	100,000	79,653
Terex Corporation
7.38%, 01/15/14	10,000	9,900
Time Warner Cable, Inc.
6.75%, 07/01/18	110,000	110,929
7.30%, 07/01/38	90,000	89,717
Toronto Dominion Bank NY
7.20%, 06/15/18	30,000	29,776
Travelers Cos., Inc.
6.25%, 03/15/37†	100,000	86,052
United Parcel Service, Inc.
4.50%, 01/15/13	150,000	150,455
UnitedHealth Group, Inc.
4.88%, 02/15/13	100,000	96,863
Ventas Realty LP
9.00%, 05/01/12	20,000	21,050
Verizon Global Funding Corporation
7.38%, 09/01/12	100,000	107,992
Wachovia Corporation
5.63%, 10/15/16	270,000	245,899
WellPoint, Inc.
5.88%, 06/15/17Δ	110,000	106,506
Weyerhaeuser Co.
6.75%, 03/15/12	80,000	82,461
Williams Cos., Inc.
7.88%, 09/01/21	50,000	53,250
7.50%, 01/15/31	30,000	30,488
7.75%, 06/15/31	50,000	52,250
8.75%, 03/15/32	10,000	11,400
Windstream Corporation
8.63%, 08/01/16	20,000	20,050
Wyeth
5.95%, 04/01/37	60,000	58,109
XTO Energy, Inc.
7.50%, 04/15/12	110,000	118,113

Total Corporate Bonds (Cost $10,439,683)		9,846,846

FOREIGN BONDS — 0.5%
Brazil — 0.0%
Petrobras International Finance Co.
6.13%, 10/06/16	80,000	80,400

Canada — 0.0%
OPTI Canada, Inc.
7.88%, 12/15/14	30,000	29,775
8.25%, 12/15/14	10,000	10,000

		39,775

Cayman Islands — 0.1%
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 07/30/49 144A†	60,000	55,477
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/49 144A†	100,000	70,326
Vale Overseas, Ltd.
6.88%, 11/21/36	140,000	130,723

		256,526

Germany — 0.0%
Bundesrepublik Deutschland
4.25%, 01/04/14(E)	80,000	123,544

Iceland — 0.1%
Glitnir Banki HF
6.69%, 06/15/16 144A†	130,000	83,649
Kaupthing Bank HF
7.63%, 02/28/15 144A@	310,000	259,176

		342,825

India — 0.0%
ICICI Bank, Ltd.
6.38%, 04/30/22 144A†	110,000	98,739

Italy — 0.0%
Telecom Italia Capital SA
5.25%, 10/01/15	60,000	54,990

Japan — 0.0%
Aiful Corporation
6.00%, 12/12/11 144A	100,000	82,709

Kazakhstan — 0.0%
KazMunaiGaz Finance Sub BV
8.38%, 07/02/13	120,000	120,210

See Notes to Financial Statements.	105

Small Cap Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Luxembourg — 0.2%
Evraz Group SA
8.88%, 04/24/13 144A	$120,000	$120,744
FMC Finance III SA
6.88%, 07/15/17	40,000	39,500
Gaz Capital for Gazprom
6.21%, 11/22/16 144A	110,000	103,048
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%, 05/15/17 144A	110,000	101,766
TNK-BP Finance SA
6.63%, 03/20/17 144A	100,000	88,750
7.88%, 03/13/18 144A	100,000	96,750
Vimpel Communications
8.38%, 04/30/13 144A	100,000	98,679

		649,237

Mexico — 0.0%
America Movil Sab de CV
5.63%, 11/15/17	40,000	38,724
United Mexican States
6.75%, 09/27/34	100,000	106,350

		145,074

Netherlands — 0.1%
Deutsche Telekom International Finance BV
5.75%, 03/23/16	75,000	73,291
HSBK Europe BV
9.25%, 10/16/13 144A	100,000	101,000
Intergas Finance BV
6.38%, 05/14/17 144A	110,000	98,175
Koninklijke KPN NV
8.00%, 10/01/10	110,000	116,444
TuranAlem Finance BV
8.25%, 01/22/37 144AΔ	210,000	175,875

		564,785

Russia — 0.0%
Russian Federation
7.50%, 03/31/30 STEP	12,805	14,386

United Kingdom — 0.0%
Vedanta Resources PLC
8.75%, 01/15/14	100,000	100,000

Total Foreign Bonds (Cost $2,809,632)		2,673,200

MORTGAGE-BACKED SECURITIES — 6.7%
American Home Mortgage Investment Trust
3.25%, 04/25/44 STEP	40,810	40,684
3.19%, 11/25/45†	283,522	214,174
Bear Stearns Adjustable Rate Mortgage Trust
6.65%, 02/25/35†	134,103	103,842
5.08%, 08/25/35†	324,247	294,906
Bear Stearns Mortgage Funding Trust
3.11%, 12/25/36†	281,564	156,974
Bear Stearns Structured Products, Inc.
3.50%, 09/27/37 144A†	773,923	735,761
Commercial Mortgage Lease-Backed Certificates
6.75%, 06/20/31 144A	326,687	338,069
Countrywide Alternative Loan Trust
2.63%, 07/25/35†	241,353	183,061
2.65%, 07/25/35†	330,951	250,089
3.15%, 06/25/37†	147,769	99,377
2.58%, 09/25/46†	355,743	249,511
Credit Suisse Mortgage Capital Certificates
5.47%, 09/15/39	390,000	370,722
CS First Boston Mortgage Securities Corporation
6.00%, 10/25/35	138,717	125,492
Federal Home Loan Bank
5.50%, 12/17/37	1,134,234	1,118,695
Federal Home Loan Mortgage Corporation
5.50%, 11/01/35	150,929	149,113
5.50%, 12/01/36	1,358,927	1,340,879
5.90%, 05/01/37†	584,931	594,112
6.04%, 05/01/37†	80,304	81,848
6.22%, 09/01/37†	65,081	66,336
Federal National Mortgage Association
5.00%, 08/01/22 TBA	1,200,000	1,183,875
5.50%, 08/01/22 TBA	1,400,000	1,405,687
4.62%, 09/01/35†	177,429	177,856
5.00%, 02/01/36	678,656	652,795
5.50%, 11/01/36	279,933	276,429
5.50%, 01/01/37	345,105	340,784
5.50%, 07/01/37 TBA	5,300,000	5,223,813
5.83%, 09/01/37†	407,742	414,826
5.00%, 07/01/38 TBA	4,400,000	4,217,127
5.00%, 08/01/38 TBA	5,000,000	4,781,250
First Horizon Alternative Mortgage Securities
5.93%, 02/25/36†	193,753	167,307
2.76%, 02/25/37†	115,511	88,864
General Electric Capital Commercial Mortgage Corporation
5.52%, 03/10/44†	300,000	286,772
GMAC Commercial Mortgage Securities, Inc.
5.24%, 11/10/45†	100,000	94,563
Government National Mortgage Association
5.50%, 08/01/23 TBA	400,000	395,750
6.00%, 08/01/37 TBA	800,000	809,500
5.00%, 07/01/38 TBA	500,000	484,375
6.00%, 07/01/38 TBA	200,000	202,688
Greenpoint Mortgage Funding Trust
3.16%, 10/25/45†	93,746	68,302
Harborview Mortgage Loan Trust
2.74%, 06/19/35†	312,460	234,613
Homestar Mortgage Acceptance Corporation
3.05%, 07/25/34†	137,279	116,239
Impac CMB Trust
3.70%, 03/25/33†	24,879	22,719
Indymac INDA Mortgage Loan Trust
6.29%, 11/01/37†	197,792	194,134

106	See Notes to Financial Statements.

	Par	Value
MASTR Adjustable Rate Mortgages Trust
3.79%, 11/21/34†	$200,000	$191,676
4.60%, 12/25/46†	324,076	229,747
Merrill Lynch Mortgage Investors, Inc.
5.03%, 05/25/34†	60,419	57,428
4.49%, 02/25/35†	337,744	326,478
Morgan Stanley Capital I
5.69%, 04/15/49†	270,000	254,608
Residential Accredit Loans, Inc.
5.54%, 12/26/34†	328,901	275,761
2.79%, 10/25/45†	205,928	159,870
Structured Adjustable Rate Mortgage Loan Trust
6.76%, 11/25/34†	107,306	89,160
Structured Asset Mortgage Investments, Inc.
2.60%, 08/25/36†	309,389	222,748
2.57%, 09/25/37†	375,282	268,935
Terwin Mortgage Trust
2.47%, 10/25/37†	262,129	243,275
Thornburg Mortgage Securities Trust
3.13%, 12/25/35†	327,487	325,100
3.15%, 07/25/45†	235,315	235,287
Washington Mutual Mortgage Pass-Through Certificates
4.63%, 05/25/47†	678	498
4.92%, 05/25/47†	354,597	218,311
Washington Mutual, Inc.
5.65%, 11/25/36†	291,986	269,483
Wells Fargo Mortgage-Backed Securities Trust
3.30%, 05/25/33†	343,415	319,996
3.54%, 09/25/34†	400,000	395,707
5.24%, 04/25/36†	314,052	309,174

Total Mortgage-Backed Securities (Cost $34,057,313)		32,747,155

	Number of Contracts
PURCHASED OPTION — 0.0%
Call Option — 0.0%
90-Day Eurodollar Futures, Strike Price $97.25, Expires 09/15/08	2	375

(Cost $2,435)

	Par
U.S. TREASURY OBLIGATIONS — 1.8%
U.S. Treasury Bill
2.09%, 12/04/08‡‡	$3,255,000	3,225,773

U.S. Treasury Bonds
4.75%, 02/15/37Δ	730,000	754,067
5.00%, 05/15/37Δ	10,000	10,750
4.38%, 02/15/38Δ	900,000	877,501

		1,642,318

U.S. Treasury Inflationary Index Bonds
2.50%, 07/15/16Δ	90,000	104,616
2.63%, 07/15/17Δ	450,000	515,227
2.38%, 01/15/27Δ	295,000	329,479
1.75%, 01/15/28Δ	100,000	97,572

		1,046,894

U.S. Treasury Notes
3.25%, 12/31/09Δ	1,550,000	1,569,012
2.63%, 05/31/10Δ	150,000	150,141
3.50%, 05/31/13Δ	100,000	100,773
3.63%, 06/30/13Δ	800,000	801,688
4.75%, 08/15/17Δ	30,000	31,791
4.25%, 11/15/17Δ	110,000	112,398

		2,765,803

Total U.S. Treasury Obligations (Cost $8,543,615)		8,680,788

TOTAL INVESTMENTS — 146.7% (Cost $719,709,260)		722,683,162

	Number of Contracts
WRITTEN OPTIONS — 0.0%
Call Options — 0.0%
10-Year U.S. Treasury Note Futures, Strike Price $117.00, Expires 08/22/08	(22)	(7,563)

Put Options — 0.0%
10-Year U.S. Treasury Note Futures, Strike Price $111.00, Expires 08/22/08	(22)	(7,562)
5-Year U.S. Treasury Note Futures, Strike Price $109.00, Expires 08/23/08	(8)	(3,563)

Total Written Options (Premiums received $(35,974))		(18,688)

Liabilities in Excess of Other Assets — (46.7)%		(229,801,817)

NET ASSETS — 100.0%		$492,862,657

See Notes to Financial Statements.	107

Small Cap Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY (based on net assets)

	%
Money Market Funds	47.4
Futures Contracts	20.7
Financial Services	16.3
Consumer Discretionary	12.1
Technology	11.4
Materials & Processing	10.9
Healthcare	10.1
Other Energy	8.1
Mortgage-Backed Securities	6.7
Producer Durables	5.7
Utilities	4.3
Auto & Transportation	3.0
Integrated Oils	2.5
Corporate Bonds	2.0
U.S. Treasury Obligations	1.8
Foreign Common Stocks	1.6
Consumer Staples	0.9
Agency Obligations	0.7
Asset-Backed Securities	0.6
Foreign Bonds	0.5
Other	0.1
Preferred Stocks	—	**
Purchased Option	—	**
Written Options	—	**
Forward Foreign Currency Contracts	(0.1)

	167.3

**	Rounds to less than 0.005%.

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Assets:
Level 1 — Quoted Prices	$662,490,002	$(3,509,993)
Level 2 — Other Significant Observable Inputs	60,193,160	790
Level 3 — Significant Unobservable Inputs	—	—

Total Assets	$722,683,162	$(3,509,203)

Liabilities:
Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	(18,688)	—
Level 3 — Significant Unobservable Inputs	—	—

Total Liabilities	$(18,688)	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

108	See Notes to Financial Statements.

International Equity Fund
SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 95.9%
Argentina — 0.0%
Banco Macro SA ADRΔ	21,400	$355,668

Australia — 4.5%
ABC Learning Centres, Ltd.	2,281	2,187
AGL Energy, Ltd.Δ	2,362	32,380
Amcor, Ltd.	756,823	3,663,930
AMP, Ltd.	118,826	762,077
Ansell, Ltd.Δ	13,730	121,883
Asciano GroupΔ	613	2,039
Austereo Group, Ltd.	4,353	6,406
Australand Property Group REIT	98,155	111,975
Australia and New Zealand Banking Group, Ltd.	5,292	94,970
AXA Asia Pacific Holdings, Ltd.	44,491	199,609
BHP Billiton, Ltd.Δ	171,436	7,181,992
Billabong International, Ltd.Δ	111,286	1,152,194
BlueScope Steel, Ltd.	14,187	154,229
Brambles, Ltd.	171,000	1,431,106
Caltex Australia, Ltd.Δ	1,847	23,124
CFS Retail Property Trust REIT	2,438	4,324
Challenger Financial Services Group, Ltd.Δ	22,785	41,283
Coca-Cola Amatil, Ltd.	1,288,422	8,658,399
Commonwealth Bank of Australia	3,231	124,423
Computershare, Ltd.	59,226	522,918
CSL, Ltd.	137,230	4,696,547
CSR, Ltd.	39,446	92,647
Dexus Property Group REIT	761,696	1,007,679
Fairfax Media, Ltd.	37,721	105,953
Fortescue Metals Group LtdΔ*	6,199	70,718
Goodman Fielder, Ltd.Δ	111,394	150,037
Goodman Group REITΔ	8,072	23,911
GPT Group REITΔ	13,315	28,337
Harvey Norman Holdings, Ltd.	26,066	77,214
Incitec Pivot, Ltd.	23,586	4,182,996
Leighton Holdings, Ltd.Δ	50,367	2,455,266
Lend Lease Corporation, Ltd.	12,722	116,472
Macquarie Group, Ltd.Δ	43,100	2,009,705
Macquarie Infrastructure Group	10,311	22,932
Mineral Deposits, Ltd.Δ*	138,300	108,717
Mirvac Group REIT	4,874	13,831
National Australia Bank, Ltd.	366,002	9,298,026
Newcrest Mining, Ltd.	132,510	3,722,011
Orica, Ltd.	1,746	49,043
Origin Energy, Ltd.	4,993	77,159
Oxiana, Ltd.	8,347	21,044
PaperlinX, Ltd.	24,779	40,739
QBE Insurance Group, Ltd.	7,438	159,722
Quantas Airways, Ltd.	55,370	161,365
Rio Tinto, Ltd.Δ	15,508	2,014,450
Santos, Ltd.	12,353	254,016
SP AusNet	151,468	153,918
Stockland REIT	10,657	55,066
Suncorp-Metway, Ltd.	205,038	2,563,146
Telstra Corporation, Ltd.	2,747,554	11,167,952
Toll Holdings, Ltd.Δ	4,299	24,810
Wesfarmers, Ltd.Δ*	140,096	5,009,684
Westfield Group REIT	11,486	179,260
Westpac Banking Corporation	3,377	64,747
Woodside Petroleum, Ltd.	3,116	201,633

		74,672,201

Austria — 0.4%
Erste Bank Der Oesterreichischen Sparkassen AGΔ	65,923	4,103,970
Raiffeisen International Bank Holding AGΔ	13,151	1,680,679
Verbund AG	9,429	845,009

		6,629,658

Bahrain — 0.0%
Investcorp Bank BSC GDR	13,338	340,119

Belgium — 0.5%
Colruyt SAΔ*	1,279	337,944
FortisΔ*	342,803	5,488,746
Mobistar SAΔ*	20,000	1,620,115

		7,446,805

Bermuda — 0.3%
Aquarius Platinum, Ltd.Δ*	90,616	1,453,862
Catlin Group, Ltd.	6,339	44,192
Credicorp, Ltd.	25,105	2,061,623
Hiscox, Ltd.	66,853	276,973
Seadrill, Ltd.Δ	57,600	1,761,407

		5,598,057

Brazil — 2.5%
Amil Participacoes SA*	80,851	728,774
Banco do Brasil SA*	294,300	4,789,649
BR Malls Participacoes SA*	24,900	236,093
Brasil Telecom Participacoes SA ADRΔ*	35,900	2,633,983
Centrais Eletricas Brasileiras SA	29,570	544,696
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADRΔ	12,797	543,361
Companhia Vale do Rio Doce ADRΔ	197,882	6,289,803
Gafisa SA ADRΔ	14,800	508,676
Gerdau SA ADRΔ	44,000	1,056,440
Global Village Telecom Holding SA*	30,800	748,338
Hypermarcas SA*	16,800	204,878
Localiza Rent A Car SA*	25,100	281,829
Lojas Renner SA	36,400	719,780
Magnesita Refratarios SA	41,000	576,726
Marfrig Frigorificos e Comercio de Alimentos SA*	116,237	1,471,905
Petroleo Brasileiro SA ADRΔ*	189,150	12,144,270
Tegma Gestao Logistica SA	31,778	393,880
Tele Norte Leste Participacoes SA ADRΔ	132,600	3,303,066
Terna Participacoes SA	35,600	710,623
Totvs SA	10,865	353,040
Triunfo Participacoes e Investimentos SA*	50,300	170,689
Unibanco GDRΔ	12,633	1,603,507
Usinas Siderurgicas de Minas Gerais SA	22,800	1,072,372
Votorantim Celulose e Papel SA ADRΔ*	12,800	341,888

		41,428,266

Canada — 1.8%
Eastern Platinum, Ltd.*	486,300	1,335,334
Encana Corporation	56,200	5,110,266
Falcon Oil & Gas, Ltd.*	335,000	374,522
First Quantum Minerals, Ltd.	34,526	2,381,979

See Notes to Financial Statements.	109

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Goldcorp, Inc.	78,610	$3,629,424
Potash Corporation of Saskatchewan	10,840	2,477,699
Research In Motion, Ltd.*	55,630	6,503,147
Rogers Communications, Inc. Class B	124,673	4,836,779
Talisman Energy, Inc.Δ	140,200	3,104,556
Teck Cominco, Ltd. Class BΔ	15,000	723,301

		30,477,007

Chile — 0.2%
Banco de Credito e Inversiones	23,100	638,334
Banco Santander Chile SA ADRΔ	6,300	270,963
Centros Comerciales Sudamericanos SA	79,659	240,620
Embotelladora Andina SA ADR Class A@Δ	20,000	285,200
Embotelladora Andina SA ADR Class BΔ	36,200	553,498
Enersis SA ADRΔ	39,500	615,410
Multiexport Foods SA*	115,516	35,662
S.A.C.I. Falabella SA	91,175	389,026

		3,028,713

China — 1.6%
Anhui Conch Cement Co., Ltd.Δ	88,405	591,275
Asia Cement China Holdings Corporation*	111,000	71,606
Bank of Communications Co., Ltd.Δ	1,567,000	1,834,841
BYD Electronic International Co., Ltd.*	442,500	262,756
China Communications Construction Co., Ltd. Class HΔ*	490,000	838,321
China Construction Bank Class HΔ	771,000	620,973
China COSCO Holdings Co., Ltd.	754,000	1,841,182
China Life Insurance Co., Ltd. Class HΔ	615,000	2,153,259
China Medical Technologies, Inc. ADRΔ*	14,300	706,420
China Petroleum & Chemical Corporation Class H	2,815,000	2,635,480
China Shenhua Energy Co., Ltd. Class H	425,000	1,667,896
China Shipping Development Co., Ltd.	358,000	1,074,379
China Yurun Food Group, Ltd.	1,328,000	2,183,457
Golden Eagle Retail Group, Ltd.Δ	583,726	567,462
Great Wall Motor Co., Ltd.	477,500	316,608
Harbin Power EquipmentΔ	340,000	492,738
Hidili Industry International Development, Ltd.*	638,000	1,112,803
Industrial & Commercial Bank of China Class H	5,215,305	3,565,049
New World Department Store China, Ltd.Δ*	533,337	469,913
Parkson Retail Group, Ltd.Δ	201,422	1,469,866
Shandong Weigao Group Medical Polymer Co., Ltd.	216,000	312,479
Simcere Pharmaceutical Group ADR*	39,300	495,180
Xinao Gas Holdings, Ltd.Δ	242,740	416,539
Yangzijiang Shipbuilding Holdings, Ltd.Δ	667,000	416,707
ZTE Corporation Class H	15,000	71,948

		26,189,137

Colombia — 0.1%
BanColombia SA	76,200	566,273
BanColombia SA ADRΔ	13,000	408,070

		974,343

Cyprus — 0.1%
Bank of Cyprus Public Co., Ltd.	67,843	826,754

Czech Republic — 0.4%
CEZ AS	79,770	7,077,650

Denmark — 1.1%
D/S Norden	2,300	247,646
East Asiatic Co., Ltd. A/SΔ	7,200	498,586
FLSmidth & Co. A/S	5,450	598,319
H Lundbeck A/SΔ	121,300	2,765,781
Novo-Nordisk A/S Class B	141,542	9,263,611
Topdanmark A/SΔ*	5,750	867,975
Vestas Wind Systems A/SΔ*	35,100	4,594,435

		18,836,353

Egypt — 0.5%
El Sewedy Cables Holding Co.*	40,185	997,141
Maridive & Oil Services SAE	11,912	69,923
Orascom Construction Industries*	53,294	3,602,308
Orascom Construction Industries GDRΔ*	1,828	247,491
Orascom Construction Industries GDR 144A*	1,549	209,718
Orascom Telecom Holding SAE GDRΔ	33,887	2,180,371
Talaat Moustafa Group*	369,846	623,833

		7,930,785

Estonia — 0.1%
Tallink Group, Ltd.*	746,660	858,176

Finland — 0.9%
Fortum OYJΔ	16,574	841,826
Konecranes OYJ	619	25,632
Nokia Corporation ADR	95,300	2,334,850
Nokia OYJ ADR	253,864	6,191,317
Outokumpu OYJΔ	33,123	1,160,353
Outotec OYJΔ	17,445	1,111,839
UPM-Kymmene OYJ	233,934	3,830,516

		15,496,333

France — 7.4%
Accor SA	6,271	418,929
Air Liquide SAΔ	16,889	2,230,160
AlstomΔ	6,671	1,540,504
AXA SAΔ	103,400	3,070,385
BNP Paribas SA	61,305	5,553,877
Bouygues SAΔ	255	16,927
Carrefour SAΔ	127,372	7,211,476
Casino Guichard Perrachon SAΔ	19,303	2,188,204
Christian Dior SA	18,763	1,934,969
Compagnie de Saint-GobainΔ	131,045	8,199,339
Compagnie Generale de Geophysique - VeritasΔ*	26,480	1,252,832
ErametΔ	1,430	1,420,679
France Telecom SAΔ	366,435	10,794,469

110	See Notes to Financial Statements.

	Shares	Value
Gaz de France SA	2,013	$129,374
Groupe DanoneΔ	13,253	930,636
Klepierre REITΔ	10,242	516,019
Lafarge SAΔ	24,438	3,747,232
L’Oreal SAΔ	16,021	1,743,003
Nexans SA	643	79,340
Peugeot SAΔ	268	14,553
Rallye SA	8,361	491,676
Renault SAΔ	79,730	6,540,185
Sanofi-Aventis	43,232	2,888,078
Schneider Electric SAΔ	23,082	2,493,397
Societe BIC SAΔ	22,800	1,191,800
Societe Generale Class AΔ	70,900	6,171,964
Societe Television Francaise 1Δ	60,434	1,011,452
Suez SA	84,101	5,725,552
Technip SAΔ	34,692	3,211,170
Total SAΔ	365,795	31,215,305
Total SA ADR	18,800	1,603,076
UBISOFT Entertainment*	18,774	1,647,314
Unibail-Rodamco REITΔ	67	15,498
Valeo SAΔ	71,400	2,293,290
Vallourec	436	153,019
Veolia Environnement SA	9,680	543,027
Vivendi SA	29,315	1,112,340

		121,301,050

Germany — 7.3%
Adidas-Salomon AG	29,409	1,857,220
Allianz AGΔ	41,455	7,303,609
BASF AG	157,718	10,881,385
Bauer AG	13,846	1,336,771
Bayer AGΔ	105,953	8,918,108
Bayerische Motoren Werke AGΔ	69,951	3,364,617
Commerzbank AGΔ	121,600	3,606,991
Continental AGΔ	38,870	3,994,466
Daimler AG	63,683	3,938,452
Demag Cranes AG	19,142	912,887
Deutsche Boerse AGΔ	16,870	1,904,163
Deutsche Lufthansa AGΔ	124,400	2,683,314
Deutsche Telekom AG	384,630	6,298,063
E.ON AG	31,817	6,419,606
ElringKlinger AGΔ	4,345	411,761
Fresenius Medical Care AG & Co. KGaA	77,800	4,288,469
GEA Group AGΔ	53,777	1,899,984
Gildemeister AG	13,270	375,866
Hannover Rueckversicherung AGΔ	82,845	4,089,163
Heidelberger Druckmaschinen AGΔ*	49,800	1,021,655
Hypo Real Estate Holding AGΔ	1,409	39,665
Lanxess AG	7,693	315,889
Linde AGΔ	20,923	2,941,751
MAN AG	1,301	144,430
Merck KGaA	12,230	1,738,588
Muenchener Rueckversicherungs AG	11,495	2,013,625
Q-Cells AGΔ*	13,680	1,390,099
RWE AGΔ	161,005	20,337,927
Salzgitter AG	255	46,733
SAP AGΔ	37,304	1,953,476
SGL Carbon AGΔ*	43,300	3,039,876
Siemens AG	18,299	2,031,750
SolarWorld AGΔ	29,625	1,411,892
Stada Arzneimittel AGΔ	5,108	366,891
Suedzucker AGΔ*	10,412	188,850
Symrise AGΔ	90,329	1,962,623
ThyssenKrupp AG	22,976	1,442,647
Tognum AG	8,784	236,770
United Internet AGΔ	54,556	1,075,418
Vossloh AGΔ	200	26,073
Wacker Chemie AGΔ	7,521	1,572,075

		119,783,598

Greece — 0.8%
Alpha Bank AE	64,676	1,955,127
Coca Cola Hellenic Bottling Co. SA	111,980	3,050,121
National Bank of Greece SA	125,835	5,670,233
Public Power Corporation	93,700	3,245,584

		13,921,065

Hong Kong — 2.8%
AAC Acoustic Technology Holdings, Inc.*	588,000	491,681
Bank of East Asia, Ltd.	800	4,345
BOC Hong Kong Holdings, Ltd.	37,500	99,314
Cheung Kong Holdings, Ltd.	10,000	134,791
China Mobile, Ltd.	442,000	5,940,761
China Overseas Land & Investment, Ltd.Δ	470,000	742,621
CLP Holdings, Ltd.	6,500	55,686
CNOOC, Ltd.	1,303,000	2,242,619
Dairy Farm International Holdings, Ltd.	324,900	1,572,516
Esprit Holdings, Ltd.	81,100	842,489
Giordano International, Ltd.	70,000	28,728
Great Eagle Holdings, Ltd.	3,000	8,849
Hang Lung Group, Ltd.	9,000	39,995
Hang Lung Properties, Ltd.	8,000	25,650
Hang Seng Bank, Ltd.	200,400	4,227,875
Henderson Land Development Co., Ltd.	7,000	43,631
Hengan International Group Co., Ltd.Δ	350,000	1,032,415
Hong Kong & China Gas Co.	16,600	39,471
Hong Kong Electric Holdings, Ltd.	765,500	4,579,894
Hong Kong Exchanges and Clearing, Ltd.Δ	4,400	64,330
Hongkong Land Holdings, Ltd.	369,000	1,564,560
Hopewell Holdings	4,000	14,210
Hutchison Telecommunications International, Ltd.*	7,000	9,929
Hutchison Whampoa, Ltd.	397,600	4,007,998
Hysan Development Co., Ltd.	10,000	27,446
Industrial and Commercial Bank of China Asia, Ltd.	16,000	43,195
Jardine Matheson Holdings, Ltd.	124,400	3,856,400
Kerry Properties, Ltd.	500	2,626
Lenovo Group, Ltd.Δ*	2,562,000	1,734,889
Li & Fung, Ltd.	646,000	1,946,968
Lifestyle International Holdings, Ltd.	3,000	4,217
Link REIT	10,000	22,777
Midland Holdings, Ltd.	830,000	515,207
MTR Corporation	6,000	18,891
New World Development, Ltd.	13,000	26,476
Noble Group, Ltd.Δ	6,000	10,452

See Notes to Financial Statements.	111

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Orient Overseas International, Ltd.	2,500	$12,504
Pacific Basin Shipping, Ltd.	471,000	672,922
PCCW, Ltd.	3,000	1,816
Shangri-La Asia, Ltd.	6,000	14,005
Shenzhen International Holdings	260,000	24,342
Shui On Land, Ltd.	1,428,723	1,189,190
Sun Hung Kai Properties, Ltd.	188,600	2,559,092
Swire Pacific, Ltd. Class A	7,000	71,596
Television Broadcasts, Ltd.	3,000	17,314
Wharf Holdings, Ltd.	1,391,250	5,825,684
Wheelock & Co., Ltd.	13,000	34,846
Wing Hang Bank, Ltd.	2,000	26,496
WM Morrison Supermarkets PLC	70,943	376,229

		46,849,938

Hungary — 0.1%
MOL Hungarian Oil and Gas PLCΔ*	11,268	1,517,743
MOL Hungarian Oil and Gas PLC ADR*	12,666	846,722

		2,364,465

India — 1.8%
Ambuja Cements, Ltd.	587,628	1,037,312
Andhra Bank, Ltd.	685,968	871,311
Asian Paints, Ltd.	42,751	1,141,931
Bharti Airtel, Ltd.*	32,591	546,339
Cairn India, Ltd.*	158,067	1,009,204
Container Corporation of India, Ltd.*	48,644	876,836
GAIL India, Ltd.*	147,046	1,138,603
Hindustan Unilever, Ltd.	120,091	578,195
Housing Development Finance Corporation	81,309	3,713,190
Indraprastha Gas, Ltd.*	93,800	239,923
Infosys Technologies, Ltd.	104,156	4,204,489
Infosys Technologies, Ltd. ADRΔ	98,510	4,281,245
Phoenix Mills, Ltd.	43,616	157,383
Ranbaxy Laboratories, Ltd.	91,585	1,113,388
Reliance Industries, Ltd.	23,487	1,143,725
Reliance Industries, Ltd. GDR	23,600	2,298,456
Rural Electrification Corporation, Ltd.*	273,024	531,136
Satyam Computer Services, Ltd.*	158,771	1,612,065
Sun Pharma Advanced Research Co., Ltd.*	28,979	54,085
Sun Pharmaceuticals Industries, Ltd.*	49,300	1,605,272
Welspun-Gujarat Stahl, Ltd.*	104,000	734,224

		28,888,312

Indonesia — 0.7%
Bank Rakyat Indonesia	6,743,209	3,729,975
PT Bumi Resources TBK*	3,702,000	3,292,451
PT Panin Life TBK*	26,999,000	614,945
PT Ramayana Lestari Sentosa TBK@	3,484,500	260,770
PT Telekomunikasi Indonesia TBK*	4,540,696	3,595,128

		11,493,269

Ireland — 0.6%
Allied Irish Banks PLC	166,000	2,569,166
Anglo Irish Bank Corporation PLCΔ	104,525	979,191
Bank of IrelandΔ	192,600	1,681,467
CRH PLC	108,337	3,138,522
Dragon Oil PLC*	108,010	984,256

		9,352,602

Israel — 0.9%
Check Point Software
Technologies, Ltd.*	57,432	1,359,416
Israel Chemicals, Ltd.	72,788	1,696,031
Makhteshim-Agan Industries, Ltd.	207,479	1,932,545
Nice Systems, Ltd. ADRΔ*	40,086	1,185,343
Syneron Medical, Ltd.Δ*	13,200	217,008
Teva Pharmaceutical Industries, Ltd. ADRΔ	191,100	8,752,380

		15,142,723

Italy — 2.1%
Assicurazioni Generali SpA	104,464	4,008,231
Banca Italease SpAΔ*	17,115	163,702
ENI SpA	116,267	4,338,457
Fiat SpA	37,171	609,236
Impregilo SpAΔ*	22,927	102,066
Intesa Sanpaolo SpA	1,646,779	9,405,314
Maire Tecnimont SpA*	32,223	217,394
Mediaset SpAΔ	538,824	3,552,485
Prysmian SpA	7,157	181,308
Saipem SpA	3,648	171,332
Terna Rete Elettrica Nazionale SpAΔ	356,328	1,509,151
UniCredito Italiano SpA	1,662,699	10,176,878
Unione di Banche Italiane SCPA	754	17,677

		34,453,231

Japan — 14.6%
77 Bank, Ltd. (The)*	4,000	25,126
Acom Co., Ltd.*	280	8,675
Aeon Credit Service Co., Ltd.*	129,200	1,619,487
Aiful CorporationΔ*	1,250	14,479
Aisin Seiki Co., Ltd.*	17,500	573,527
Alfresa Holdings Corporation*	500	35,692
Alps Electric Co., Ltd.*	3,400	35,126
Amada Co., Ltd.*	10,000	78,825
Aoyama Trading Co., Ltd.*	2,300	42,346
Asahi Glass Co., Ltd.Δ	4,000	48,368
Asahi Kasei Corporation*	14,000	73,306
Astellas Pharma, Inc.*	277,800	11,772,849
Autobacs Seven Co., Ltd.*	3,300	92,301
Bridgestone Corporation	8,500	129,920
Brother Industries, Ltd.Δ*	1,500	20,610
Calsonic Kansei Corporation*	10,000	40,025
Canon Marketing Japan, Inc.Δ	5,500	96,756
Canon, Inc.Δ	320,150	16,462,014
Central Glass Co., Ltd.*	18,000	73,400
Central Japan Railway Co.*	354	3,900,551
Chuo Mitsui Trust Holdings, Inc.*	16,000	95,230
Circle K Sunkus Co., Ltd.*	7,600	133,556
Coca-Cola West Holdings Co., Ltd.Δ	400	9,323

112	See Notes to Financial Statements.

	Shares	Value
COMSYS Holdings CorporationΔ*	21,000	$185,111
Dai Nippon Printing Co., Ltd.*	3,000	44,215
Daiei, Inc. (The)Δ*	7,700	48,005
Daiichi Sankyo Co., Ltd.*	2,400	66,111
Dainippon Screen Manufacturing Co., Ltd.Δ*	5,000	20,106
Dainippon Sumitomo Pharma Co., Ltd.*	2,000	16,179
Daishi Bank, Ltd.*	12,000	53,341
Daito Trust Construction Co., Ltd.*	37,900	1,838,160
Daiwa Securities Group, Inc.	270,000	2,481,706
Denso Corporation*	3,300	113,434
Duskin Co., Ltd.Δ*	4,200	72,660
East Japan Railway Co.*	291	2,370,533
Eisai Co., Ltd.Δ*	400	14,126
Exedy Corporation*	3,500	92,127
FamilyMart Co., Ltd.*	6,300	257,494
Fanuc, Ltd.	6,700	654,320
Fast Retailing Co., Ltd.Δ*	11,000	1,042,143
Fuji Fire & Marine Insurance Co., Ltd. (The)Δ*	3,000	7,995
Fuji Heavy Industries, Ltd.Δ*	2,000	9,794
FUJIFILM Holdings Corporation*	5,300	182,182
Fujitsu, Ltd.*	253,000	1,877,516
Fukuyama Transporting Co., Ltd.*	2,000	6,931
Funai Electric Co., Ltd.*	3,600	92,216
Glory, Ltd.*	3,800	89,288
H2O Retailing CorporationΔ*	17,000	117,832
Hachijuni Bank, Ltd.Δ*	9,000	58,313
Haseko Corporation*	8,500	11,367
Higo Bank, Ltd.*	10,000	60,272
Hino Motors, Ltd.*	12,000	74,361
Hirose Electric Co., Ltd.Δ*	18,800	1,887,348
Hisamitsu Pharmaceutical Co., Inc.Δ*	47,600	2,071,027
Hitachi Cable, Ltd.*	2,000	7,515
Hitachi Capital CorporationΔ*	900	14,494
Hitachi Construction Machinery Co., Ltd.*	106,900	2,995,032
Hitachi High-Technologies Corporation*	1,100	25,484
Hitachi Kokusai Electric, Inc.*	13,000	115,939
Hitachi Transport System, Ltd.*	4,000	50,553
Hitachi, Ltd.	4,000	28,855
Hokkoku Bank, Ltd.*	28,000	109,959
Honda Motor Co., Ltd.Δ	9,200	312,775
Hosiden CorporationΔ*	45,900	976,918
Hoya CorporationΔ	90,100	2,083,114
Inpex Holdings, Inc.*	455	5,741,866
Itochu Corporation*	150,000	1,597,683
Itoham Foods, Inc.*	34,000	168,103
Japan Aviation Electronics Industry, Ltd.Δ*	12,000	104,987
Japan Steel Works, Ltd.*	293,000	5,698,027
JFE Holdings, Inc.	71,900	3,622,593
JFE Shoji Holdings, Inc.*	19,000	142,610
JGC Corporation*	7,000	137,778
JTEKT CorporationΔ*	4,000	63,436
Kagoshima Bank, Ltd.*	10,000	75,717
Kaken Pharmaceutical Co., Ltd.*	22,000	183,359
Kanto Auto Works, Ltd.	11,300	146,644
Kao Corporation*	402,000	10,543,580
Kawasaki Kisen Kaisha, Ltd.*	6,000	56,336
KDDI Corporation*	1,186	7,326,986
Keihin CorporationΔ*	9,100	137,890
Keiyo Bank, Ltd.*	6,000	36,163
Keyence CorporationΔ*	6,800	1,619,551
Kikkoman Corporation*	1,000	12,215
Kobe Steel, Ltd.Δ	39,000	111,654
Komatsu, Ltd.*	22,800	635,570
Konami CorporationΔ*	13,700	478,665
Konica Minolta Holdings, Inc.*	86,500	1,460,607
Kose Corporation*	4,600	102,670
Kuraray Co., Ltd.*	188,500	2,247,408
Kureha CorporationΔ*	8,000	48,293
Kurita Water Industries, Ltd.Δ*	28,600	1,058,511
Kyocera Corporation	800	75,340
Kyowa Exeo CorporationΔ*	3,000	27,829
Lawson, Inc.*	1,100	53,557
Leopalace21 CorporationΔ*	1,500	21,472
Lintec CorporationΔ*	4,300	74,714
Makita Corporation*	400	16,349
Marubeni Corporation*	363,000	3,032,264
Matsumotokiyoshi Holdings Co., Ltd.Δ*	900	19,282
Matsushita Electric Industrial Co., Ltd.*	224,000	4,830,814
Matsushita Electric Works, Ltd.*	3,000	30,598
Mazda Motor Corporation*	11,000	57,080
Meiji Dairies CorporationΔ*	13,000	66,723
Millea Holdings, Inc.*	202,600	7,899,082
Minebea Co., Ltd.*	163,000	931,779
Mitsubishi Corporation*	314,700	10,372,934
Mitsubishi Electric Corporation	230,000	2,480,105
Mitsubishi Estate Co., Ltd.Δ*	6,000	137,308
Mitsubishi Gas Chemical Co., Inc.*	443,000	3,195,724
Mitsubishi Materials Corporation*	9,000	38,480
Mitsubishi UFJ Financial Group, Inc.*	35,200	311,939
Mitsui & Co., Ltd.*	33,000	728,775
Mitsui Fudosan Co., Ltd.*	79,000	1,688,845
Mitsui OSK Lines, Ltd.*	85,000	1,211,141
Mizuho Financial Group, Inc.*	27	126,120
Musashino Bank, Ltd. (The)*	2,300	93,139
Nachi-Fujikoshi CorporationΔ*	3,000	11,668
NEC Corporation*	18,000	94,251
NEC Electronics CorporationΔ*	4,800	119,565
NGK Insulators, Ltd.Δ*	2,000	38,894
NHK Spring Co., Ltd.*	1,000	7,967
Nichirei CorporationΔ*	13,000	66,723
Nifco, Inc.*	2,600	61,336
Nintendo Co., Ltd.*	13,800	7,784,715
Nippon Electric Glass Co., Ltd.Δ*	131,000	2,266,299
Nippon Express Co., Ltd.*	41,000	196,534
Nippon Konpo Unyu Soko Co., Ltd.*	16,000	204,172
Nippon Mining Holdings, Inc.*	10,000	62,627
Nippon Oil Corporation*	25,000	167,867
Nippon Sheet Glass Co., Ltd.*	8,000	39,554
Nippon Steel Corporation	24,000	129,962
Nippon Telegraph & Telephone Corporation*	1,064	5,210,529

See Notes to Financial Statements.	113

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Nippon Yusen Kabushiki Kaisha*	11,000	$105,768
Nishi-Nippon City Bank, Ltd. (The)*	17,000	50,591
Nissan Chemical Industries, Ltd.Δ*	6,000	73,796
Nissan Motor Co., Ltd.	3,100	25,603
Nissan Shatai Co., Ltd.*	15,000	117,248
Nissin Kogyo Co., Ltd.Δ*	1,700	25,792
Nitto Denko Corporation*	155,400	5,971,013
Nomura Holdings, Inc.	83,300	1,233,987
Nomura Real Estate Holdings, Inc.*	1,000	21,095
NSK, Ltd.*	79,000	691,162
NTT Data CorporationΔ*	154	601,874
NTT DoCoMo, Inc.*	104	152,790
OMC Card, Inc.*	8,100	25,783
Omron Corporation*	92,000	1,975,420
ORIX Corporation	14,430	2,064,244
Osaka Gas Co., Ltd.*	34,000	124,556
QP CorporationΔ*	21,400	187,831
Rakuten, Inc.	2,090	1,054,989
Resona Holdings, Inc.Δ*	37	56,797
Ricoh Co., Ltd.*	145,000	2,616,377
Rohm Co., Ltd.Δ*	1,500	86,312
San-in Godo Bank, Ltd. (The)*	2,000	17,479
Sankyo Co., Ltd.*	1,700	110,788
Secom Co., Ltd.	600	29,157
Seiko Epson CorporationΔ*	1,000	27,499
Seino Holdings CorporationΔ*	3,000	18,336
Sekisui House, Ltd.Δ*	186,000	1,735,895
Seven & Holdings Co., Ltd.*	229,300	6,543,099
Sharp Corporation*	2,000	32,566
Shima Seiki Manufacturing, Ltd.Δ*	1,700	46,268
Shimano, Inc.	1,100	55,215
Shimizu CorporationΔ*	5,000	23,685
Shin-Etsu Chemical Co., Ltd.*	127,900	7,925,620
Shinko Electric Industries Co., Ltd.*	3,800	46,916
Shinwa Kaiun Kaisha, Ltd.*	2,000	10,924
Shionogi & Co., Ltd.*	50,000	986,486
Shizuoka Bank, Ltd. (The)*	129,000	1,316,909
Showa Shell Sekiyu KKΔ	5,900	64,620
Sony Corporation*	3,400	148,571
Stanley Electric Co., Ltd.*	31,200	755,135
Sumco Corporation*	74,500	1,648,773
Sumitomo Bakelite Co., Ltd.Δ*	3,000	16,358
Sumitomo Chemical Co., Ltd.*	3,000	18,901
Sumitomo CorporationΔ*	190,400	2,501,370
Sumitomo Electric Industries, Ltd.Δ*	177,100	2,248,254
Sumitomo Heavy Industries, Ltd.*	10,000	67,712
Sumitomo Metal Industries, Ltd.*	3,000	13,194
Sumitomo Metal Mining Co., Ltd.*	5,000	76,659
Sumitomo Mitsui Financial Group, Inc.*	22	165,541
Sumitomo Realty & Development Co., Ltd.*	2,000	39,742
Suzuken Co., Ltd.Δ*	4,800	177,200
Taisei Corporation*	6,000	14,296
Takeda Pharmaceutical Co., Ltd.*	222,100	11,294,816
Takefuji CorporationΔ*	3,120	43,398
TDK Corporation*	1,500	89,843
Terumo Corporation*	23,000	1,173,989
THK Co., Ltd.Δ*	5,200	100,881
Toagosei Co., Ltd.	45,000	166,125
Toho Pharmaceutical Co., Ltd.Δ*	3,400	65,480
Tokai Rika Co., Ltd.*	3,800	78,552
Tokai Rubber Industries, Inc.*	8,400	108,298
Tokyo Ohka Kogyo Co., Ltd.*	1,400	26,092
Tokyo Steel Manufacturing Co., Ltd.*	5,600	64,710
Tokyo Style Co., Ltd.Δ*	4,000	35,824
Tokyo Tatemono Co., Ltd.Δ	1,000	6,470
Tokyu Land CorporationΔ*	341,000	1,936,460
Toppan Printing Co., Ltd.*	9,000	99,082
Toshiba Machine Co., Ltd.*	9,000	61,365
Toshiba TEC Corporation*	27,000	168,583
Toyo Engineering CorporationΔ*	3,000	19,297
Toyo Seikan Kaisha, Ltd.Δ*	1,700	30,002
Toyo Suisan Kaisha, Ltd.Δ*	11,000	248,623
Toyoda Gosei Co., Ltd.*	500	14,597
Toyota Auto Body Co., Ltd.*	4,100	76,529
Toyota Boshoku Corporation*	600	16,076
Toyota Motor Corporation	349,840	16,506,083
Ube Industries, Ltd.Δ*	17,000	60,197
Uni-Charm CorporationΔ*	32,400	2,303,715
Urban CorporationΔ*	4,300	12,594
Ushio, Inc.Δ*	69,200	1,130,687
USS Co., Ltd.*	670	44,231
West Japan Railway Co.*	880	4,317,747
Yamaha Motor Co., Ltd.	5,900	110,405
Yamato Holdings Co., Ltd.Δ*	8,000	111,654
Yodogawa Steel Works, Ltd.*	12,000	61,930

		240,291,832

Kazakhstan — 0.2%
Eurasian Natural Resources Corporation*	114,039	3,027,865
KazakhGold Group, Ltd. GDR*	14,827	341,021

		3,368,886

Luxembourg — 0.5%
Arcelor	4,594	454,236
ArcelorMittalΔ	50,100	4,953,679
Evraz Group SA GDR	15,350	1,792,112
Oriflame Cosmetics SA ADR	18,900	1,216,075
Tenaris SA ADRΔ	7,100	528,950

		8,945,052

Malaysia — 0.3%
AirAsia BHD*	1,471,200	391,720
Astro All Asia Networks PLC*	112,541	117,104
Bumiputra-Commerce Holdings BHD	1,168,532	2,860,981
Sime Darby BHD	328,100	928,822

		4,298,627

Mexico — 1.1%
America Movil SA de CV ADR Series L*	152,193	8,028,181
Cemex SA de CV*	1,271,059	3,146,497
Corporacion Moctezuma SA de CV	181,059	435,219
Empresas ICA SAB de CV*	54,100	338,771

114	See Notes to Financial Statements.

	Shares	Value
Empresas ICA SAB de CV ADRΔ*	7,500	$186,300
Grupo Financiero Inbursa SAΔ	327,783	1,207,760
Grupo Televisa SA ADR	106,646	2,518,978
Kimberly-Clark de Mexico SAB de CV Class A	117,500	478,518
Megacable Holdings SAB de CV*	304,162	884,488
Urbi Desarrollos Urbanos SA*	122,300	422,763
Wal-Mart de Mexico SAB de CV Series VΔ	308,774	1,229,036

		18,876,511

Netherlands — 3.7%
Aegon NVΔ	242,300	3,209,481
Akzo Nobel NV	73,118	5,026,186
Fugro NV	17,103	1,460,840
ING Groep NVΔ	352,234	11,232,956
Koninklijke Ahold NV	39,968	537,404
Koninklijke Philips Electronics NV ADRΔ	86,600	2,938,907
Reed Elsevier NV	495,878	8,361,705
Royal Dutch Shell PLC	21,258	873,523
Royal Dutch Shell PLC Class A	250,961	10,326,646
Royal Dutch Shell PLC Class B	206,661	8,315,011
Royal KPN NV	6,002	103,004
SNS Reaal	29,639	575,383
TNT NVΔ	80,000	2,735,775
Unilever NVΔ	175,700	4,987,673
Vimetco NV GDR*	40,445	347,827

		61,032,321

New Zealand — 0.2%
Telecom Corporation of New Zealand, Ltd.Δ	1,060,562	2,885,653

Nigeria — 0.1%
First City Monument Bank PLC	1,789,926	227,131
Guaranty Trust Bank GDR@Δ*	85,745	991,209
United Bank for Africa PLC*	3,392,944	950,076

		2,168,416

Norway — 1.0%
DnB NOR ASA	60,700	772,277
Norsk Hydro ASA	94,000	1,373,125
Petroleum Geo-Services ASA*	32,250	791,497
StatoilHydro ASA	81,037	3,021,465
Telenor ASA	281,300	5,291,082
Yara International ASA	49,900	4,418,617

		15,668,063

Peru — 0.0%
Compania de Minas Buenaventura SA ADRΔ	6,300	411,831

Philippines — 0.0%
International Container Terminal Services, Inc.	1,246,288	818,922

Poland — 0.0%
Powszechna Kasa Oszczednosci Bank Polski SA*	27,596	593,863

Portugal — 0.1%
Portugal Telecom SGPS SA	123,391	1,400,713

Russia — 2.3%
Evraz Group SA GDR	7,658	892,157
Gazprom OAO ADR	262,916	15,222,836
Kalina ADR	7,200	237,600
LUKOIL ADR	58,490	5,770,039
Magnit OAO@*	26,719	1,275,832
Mining and Metallurgical Co. Norilsk Nickel ADR	84,289	2,124,083
Mobile Telesystems ADR	39,762	3,046,167
Novorossiysk Commercial Sea Port GDR*	81,295	1,216,986
Pharmstandard GDR*	14,085	388,042
Seventh Continent	26,700	694,200
Severstal GDR 144AΔ*	30,369	798,705
Vimpel-Communications ADRΔ	30,800	914,144
VTB Bank OJSC GDRΔ*	454,293	3,157,336
VTB Bank OJSC GDR 144A*	19,000	130,340
X 5 Retail Group NV GDR*	66,915	2,255,031

		38,123,498

Singapore — 0.9%
Ascendas, Ltd. REIT	2,000	3,249
CapitaCommercial Trust REITΔ*	2,000	2,808
CapitaLand, Ltd.Δ	3,000	12,568
CapitaMall Trust REITΔ	4,000	8,791
Cosco Corporation Singapore, Ltd.	755,000	1,775,752
DBS Group Holdings, Ltd.	6,000	83,172
Golden Agri-Resources, Ltd.	38,000	25,137
Haw Par Corporation, Ltd.	7,000	33,597
Indofood Agri Resources, Ltd.*	10,000	18,742
Jardine Cycle & Carriage, Ltd.	4,000	49,980
Keppel Corporation, Ltd.*	11,000	90,066
Keppel Land, Ltd.Δ	145,000	528,610
Neptune Orient Lines, Ltd.	19,000	45,107
Oversea-Chinese Banking Corporation	657,800	3,950,039
Parkway Holdings, Ltd.	4,000	6,821
SembCorp Industries, Ltd.	675,000	2,063,871
Singapore Airlines, Ltd.*	2,000	21,609
Singapore Exchange, Ltd.	207,000	1,051,317
Singapore Land, Ltd.	1,000	4,579
Singapore Petroleum Co., Ltd.	12,000	58,212
Singapore Press Holdings, Ltd.	370,000	1,155,783
Singapore Telecommunications, Ltd.*	720,000	1,915,696
StarHub, Ltd.	4,000	8,379
Straits Asia Resources, Ltd.	442,000	1,146,786
United Overseas Bank, Ltd.	4,000	54,743
United Overseas Land, Ltd.	11,000	27,489
Venture Corporation, Ltd.	139,000	1,002,234
Wing Tai Holdings, Ltd.Δ	11,000	13,017

		15,158,154

South Africa — 1.4%
Barloworld, Ltd.	26,179	267,474
Bidvest Group Ltd	150,718	1,893,697
Impala Platinum Holdings, Ltd.	56,972	2,248,320
Massmart Holdings, Ltd.	132,527	1,044,306
MTN Group, Ltd.Δ	168,169	2,673,951
Murray & Roberts Holdings, Ltd.	108,018	1,200,062
Pick’n Pay Stores, Ltd.	86,790	299,276
Sasol, Ltd.	174,748	10,288,484
Standard Bank Group, Ltd.	351,166	3,421,962

		23,337,532

See Notes to Financial Statements.	115

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
South Korea — 1.4%
Amorepacific Corporation	1,466	$908,148
Hyundai Motor Co.	2,138	145,115
Kookmin Bank	38,853	2,295,412
Korea Electric Power Corporation	88,710	2,607,746
KTBNetwork*	22,929	164,397
LG Electronics, Inc.	29,120	3,298,810
Lotte Shopping Co., Ltd.	2,426	722,431
POSCO	2,093	1,088,468
Samsung Electronics Co., Ltd.	10,733	6,412,815
Samsung Electronics Co., Ltd. (Non-Voting Shares) GDR 144A	6,007	1,294,946
Samsung Fire & Marine Insurance Co., Ltd.	3,568	745,288
Samsung Securities Co., Ltd.	6,965	434,792
Shinhan Financial Group Co., Ltd.	44,591	2,016,303
STX Pan Ocean Co., Ltd.Δ	209,000	419,367

		22,554,038

Spain — 4.3%
Banco Bilbao Vizcaya
Argentaria SA	216,445	4,147,331
Banco Santander SAΔ	1,132,358	20,805,835
Bankinter SAΔ	1,181	13,444
EnagasΔ*	21,851	619,262
Gamesa Corporation Tecnologica SA	30,327	1,490,709
Gas Natural SDG SA*	74,300	4,333,016
Iberdrola SAΔ*	860,025	11,523,149
Inditex SAΔ*	45,611	2,101,234
Red Electrica de Espana*	42,683	2,778,823
Tecnicas Reunidas SA*	14,362	1,204,107
Telefonica SA	823,182	21,877,558
Union Fenosa SA*	4,072	237,342

		71,131,810

Sri Lanka — 0.0%
Dialog Telekom, Ltd.@	2,196,610	290,638

Sweden — 0.7%
Alfa Laval AB	47,400	737,864
Assa Abloy AB Class BΔ	168,600	2,442,586
D. Carnegie & Co. AB	3,400	45,447
Hennes & Mauritz AB Class BΔ	15,550	843,025
Investor AB	800	16,903
NCC AB	3,200	48,219
Nordea Bank AB	235,100	3,281,992
Scania ABΔ	36,600	501,374
Skanska AB	23,200	333,220
SKF ABΔ	86,600	1,358,866
Svenska Cellulosa AB	39,000	552,059
Tele2 AB	33,500	656,377
Vostok Gas, Ltd. ADR*	450	42,217

		10,860,149

Switzerland — 6.6%
ABB, Ltd.*	278,884	7,933,404
Actelion, Ltd.*	35,370	1,893,925
Alcon, Inc.	10,300	1,676,737
Baloise Holding AG	479	50,453
Bucher Industries AG	149	39,381
Compagnie Financiere Richemont AG Class A*	41,800	2,328,246
Credit Suisse Group	14,810	679,936
Geberit AGΔ	3,225	475,124
Helvetia Holding AG*	1,097	427,127
Julius Baer Holding AG	76,807	5,187,884
Lonza Group AG	6,518	904,117
Nestle SA	547,300	24,730,427
Novartis AG	348,585	19,194,270
Partners GroupΔ	16,546	2,282,151
Roche Holding AG	87,287	15,721,999
Swatch Group AGΔ	30,428	1,519,830
Swiss Life Holding*	2,145	573,232
Syngenta AG	24,598	8,000,280
Synthes, Inc.	17,084	2,354,684
UBS AG*	95,951	2,013,792
Xstrata PLC	86,984	6,971,886
Zurich Financial Services AG	12,957	3,316,779

		108,275,664

Taiwan — 1.3%
AU Optronics Corporation*	368,000	578,315
Cathay Financial Holding Co., Ltd.	456,273	992,126
First Financial Holding Co., Ltd.*	933,000	1,023,586
High Tech Computer Corporation*	54,160	1,213,350
HON HAI Precision Industry Co., Ltd.*	52,000	256,120
MediaTek, Inc.*	124,050	1,430,419
Novatek Microelectronics Corp., Ltd.*	376,919	1,095,254
Silicon Motion Technology Corporation ADRΔ*	11,700	169,065
Taiwan Fertilizer Co., Ltd.*	221,000	830,033
Taiwan Semiconductor Manufacturing Co., Ltd.*	3,764,117	8,060,739
Taiwan Semiconductor Manufacturing Co., Ltd. ADRΔ*	366,035	3,993,442
Vanguard International Semiconductor Corporation	627,382	459,897
Yuanta Financial Holding Co., Ltd.*	1,239,000	867,418

		20,969,764

Thailand — 0.2%
Airports of Thailand Public Co., Ltd.Δ	229,542	334,685
Bangkok Bank PCL	114,900	412,382
Bank of Ayudhya PCL ADR	376,416	247,679
Banpu PCL ADR	73,100	1,154,383
Central Pattana PCL ADR	555,200	388,565
Siam Commercial Bank Public Co., Ltd.	339,300	786,474

		3,324,168

Turkey — 0.4%
Akbank TAS	223,344	773,865
Coca-Cola Icecek Uretim AS	81,653	754,008
Migros Turk TAS REIT	90,513	1,494,122
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT*	22,462	81,133
Turkcell Iletisim Hizmet AS	27,871	159,432
Turkcell Iletisim Hizmet AS ADRΔ	6,300	91,665
Türkiye Garanti Bankasi AS	681,593	1,570,722
Türkiye Is Bankasi	1	2
Yapi ve Kredi Bankasi*	700,527	1,282,324

		6,207,273

116	See Notes to Financial Statements.

	Shares	Value
United Kingdom — 15.1%
Acergy SAΔ	85,334	$1,910,013
Admiral Group PLC	78,594	1,250,021
Aegis Group PLC	279,282	599,395
AMEC PLC	230,930	4,093,769
Anglo American PLC	289,735	20,315,009
Antofagasta PLC	337	4,417
Ashmore Group PLC	88,490	381,597
Associated British Foods PLC	28,728	434,024
AstraZeneca PLC	9,459	403,569
Atkins WS PLC*	12,555	267,080
Autonomy Corporation PLC*	195,282	3,526,005
Aviva PLC	556,815	5,556,503
BAE Systems PLC	406,864	3,586,043
Balfour Beatty PLC	10,806	91,476
BBA Aviation PLC	22,093	55,777
BG Group PLC	596,924	15,539,876
BHP Billiton PLC	411,799	15,740,449
BP PLC	1,610,395	18,708,548
Brit Insurance Holdings PLC	31,196	108,895
British Energy Group PLC	8,748	124,150
British Land Co. PLC REIT	2,339	33,008
BT Group PLC*	734,446	2,924,325
Capita Group PLC (The)	166,819	2,284,395
Cattles PLC	296,400	791,108
Centrica PLC	98,943	611,434
Close Brothers Group PLC	35,049	386,059
Compass Group PLC	736,547	5,567,563
CSR PLCΔ*	15,015	80,077
Davis Service Group PLC	7,244	64,497
De La Rue PLC*	112,744	2,004,262
Friends Provident PLC	6,676	13,590
GKN PLC	574,106	2,550,057
GlaxoSmithKline PLC	732,086	16,229,689
Hammerson PLC REIT	536	9,529
Hays PLC	70,265	126,660
Hikma Pharmaceuticals PLC	48,800	489,895
Home Retail Group PLC	39,135	169,932
HSBC Holdings PLCΔ	403,229	6,234,862
ICAP PLC*	162,941	1,759,068
IG Group Holdings PLC	207,585	1,365,500
IMI PLC	46,942	408,130
International Power PLC	139,777	1,202,742
Intertek Group PLC	56,659	1,115,010
JKX Oil & Gas PLC	52,093	544,224
John Wood Group PLC	156,374	1,540,224
Kesa Electricals PLC*	13,463	42,436
Land Securities Group PLC REIT	3,550	87,115
Lloyds TSB Group PLC	1,323,435	8,191,561
Man Group PLC*	180,672	2,245,579
Marks & Spencer Group PLC	551,300	3,607,250
Michael Page International PLCΔ	412,800	1,921,959
National Express Group PLC	138,147	2,619,578
National Grid PLC	21,379	281,263
Next PLC	1,345	25,973
Northumbrian Water Group PLC*	422,141	2,644,424
Old Mutual PLC	85,643	158,304
Persimmon PLCΔ	183,800	1,156,873
Petrofac, Ltd.	115,943	1,705,485
Premier Foods PLC	533,000	1,011,219
Prudential PLC	446,275	4,737,865
Reckitt Benckiser Group PLC	179,723	9,110,545
Reed Elsevier PLC	62,150	713,044
Regus Group PLC	35,135	56,686
Rexam PLC	301,800	2,329,399
Rio Tinto PLC	51,048	6,109,897
Rolls-Royce Group PLC	289,478	1,969,061
Royal Bank of Scotland Group PLC	2,118,719	9,073,289
Signet Group PLC	1,163,800	1,153,252
Spectris PLC	2,478	35,266
Spirax-Sarco Engineering PLC	36,480	780,391
Standard Chartered PLC	157,441	4,484,425
Taylor Wimpey PLC*	382,700	472,610
Tesco PLC	566,003	4,163,427
Travis Perkins PLC	120,294	1,289,078
Trinity Mirror PLC	2,255	4,896
Tullett Prebon PLC	15,861	135,848
Tullow Oil PLC	212,462	4,041,453
Unilever PLC	403,968	11,498,260
United Business Media PLC	8,072	87,706
Vedanta Resources PLCΔ	31,913	1,390,175
Vodafone Group PLC	3,747,807	11,134,056
Wellstream Holdings PLC*	38,874	1,006,597
WPP Group PLC	572,510	5,522,117

		248,200,818

Total Foreign Common Stocks (Cost $1,469,791,142)		1,580,910,474

FOREIGN PREFERRED STOCKS — 0.7%
Belgium — 0.0%
Fortis*	106,120	1,671

Brazil — 0.4%
Banco Bradesco SA	102,450	2,084,660
Centrais Eletricas Brasileiras SA Class B	29,763	485,870
Eletropaulo Metropolitana de Sao Paulo SA Class B	42,667	1,000,740
Investimentos Itau SA@	545,015	3,460,950
Usinas Siderurgicas de Minas Gerais SA	1,200	59,038

		7,091,258

Chile — 0.0%
Embotelladora Andina SA	66,700	164,355

Germany — 0.1%
Fresenius AG	7,260	627,194
Porsche AG	4,368	673,211
Volkswagen AGΔ	120	17,388

		1,317,793

Russia — 0.1%
URSA Bank@	860,100	1,169,736

South Korea — 0.1%
Samsung Electronics Co., Ltd.	4,643	2,001,810

United Kingdom — 0.0%
HBOS PLC*	237,372	50,827

Total Foreign Preferred Stocks (Cost $10,066,445)		11,797,450

See Notes to Financial Statements.	117

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
RIGHTS — 0.2%
Brazil — 0.0%
Magnesita Refratarios SA*	2,177	$3,803

United Kingdom — 0.2%
HBOS PLC	668,551	3,675,332

Total Rights (Cost $8,289,112)		3,679,135

MONEY MARKET FUNDS — 19.8%
GuideStone Money Market Fund (GS4 Class)¥	39,825,543	39,825,543
Northern Institutional Liquid Assets Portfolio§	287,196,178	287,196,178

Total Money Market Funds (Cost $327,021,721)		327,021,721

TOTAL INVESTMENTS —116.6% (Cost $1,815,168,420)		1,923,408,780
Liabilities in Excess of Other Assets — (16.6)%		(274,642,393)

NET ASSETS — 100.0%		$1,648,766,387

PORTFOLIO SUMMARY (based on net assets)

	%
Foreign Common Stocks
United Kingdom	15.3
Japan	14.6
France	7.4
Germany	7.3
Switzerland	6.6
Australia	4.5
Spain	4.3
Netherlands	3.7
Hong Kong	2.8
Brazil	2.5
Russia	2.3
Italy	2.1
Canada	1.8
India	1.8
China	1.6
South Africa	1.4
South Korea	1.4
Taiwan	1.3
Denmark	1.1
Mexico	1.1
Norway	1.0
Finland	0.9
Israel	0.9
Singapore	0.9
Greece	0.8
Indonesia	0.7
Sweden	0.7
Ireland	0.6
Belgium	0.5
Egypt	0.5
Luxembourg	0.5
Austria	0.4
Czech Republic	0.4
Turkey	0.4
Bermuda	0.3
Malaysia	0.3
Chile	0.2
Kazakhstan	0.2
New Zealand	0.2
Thailand	0.2
Colombia	0.1
Cyprus	0.1
Estonia	0.1
Hungary	0.1
Nigeria	0.1
Portugal	0.1
Argentina	—	**
Bahrain	—	**
Peru	—	**
Philippines	—	**
Poland	—	**
Sri Lanka	—	**

Total Foreign Common Stocks	96.1

Total Money Market Funds	19.8

Total Futures Contracts	2.5

Total Foreign Preferred Stocks	0.7

Total Forward Foreign Currency Contracts	(1.5)

Total Investments	117.6

**	Rounds to less than 0.005%.

118	See Notes to Financial Statements.

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$1,923,408,780	$(1,704,595)
Level 2 — Other Significant Observable Inputs	—	(111,546)
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,923,408,780	$(1,816,141)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Financial Statements.	119

SCHEDULE OF INVESTMENTS – ABBREVIATIONS AND FOOTNOTES

INVESTMENT ABBREVIATIONS:

ADR	—	American Depository Receipt
CONV	—	Convertible
GDR	—	Global Depository Receipt
IO	—	Interest Only (Principal amount shown is notional)
PIK	—	Payment-in-Kind Bonds
PO	—	Principal Only
REIT	—	Real Estate Investment Trust
STEP	—	Stepped Coupon Bonds (1)
STRIP	—	Stripped Security
TBA	—	To be announced.
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of June 30, 2008, the total market values and percentages of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of 144A Securities
Money Market	$40,350,000	3.67%
Low-Duration Bond	30,753,920	3.85
Medium-Duration Bond	79,083,649	7.10
Extended-Duration Bond	48,949,053	9.54
Global Bond	12,988,668	5.69
Small Cap Equity	4,289,716	0.87
International Equity	2,433,709	0.15

INVESTMENT FOOTNOTES:

‡‡	—	All or a portion of the security was held as collateral for open futures, options and/or swap contracts.
@	—	Illiquid.
*	—	Non-income producing security.
#	—	Security in default.
+	—	Security is valued at fair value (2).
§	—	Security purchased with the cash proceeds from securities loaned.
†	—	Variable rate security (1).
Ω	—	Interest rates shown reflect the effective yields as of June 30, 2008.
	¥—	Affiliated fund.
Δ	—	Security either partially or fully on loan.

(1)	Interest rates shown reflect the rates currently in effect. Maturity date for money market instruments is the date of the next interest rate reset.

(2)	Fair valued securities were held in the Value Equity Fund and Small Cap Equity Fund at an aggregate market value of $1,209 and $0, respectively, which amounted to 0.00% of each of those funds.

FOREIGN BOND FOOTNOTES:

(A)	—	Par is denominated in Australian Dollars.
(B)	—	Par is denominated in Brazilian Real.
(C)	—	Par is denominated in Canadian Dollars.
(E)	—	Par is denominated in Euro.
(G)	—	Par is denominated in Singapore Dollars.
(H)	—	Par is denominated in Hungarian Fornit.
(I)	—	Par is denominated in Iceland Kronur.
(J)	—	Par is denominated in Japanese Yen.
(L)	—	Par is denominated in Turkish Lira.
(M)	—	Par is denominated in Mexican Pesos.
(P)	—	Par is denominated in Argentinian Pesos.
(R)	—	Par is denominated in Russian Rubles.
(T)	—	Par is denominated in Thailand Baht.
(U)	—	Par is denominated in British Pounds.
(W)	—	Par is denominated in South Korean Won.
(Y)	—	Par is denominated in Egyptian Pounds.
(Z)	—	Par is denominated in New Zealand Dollars.

SWAP AGREEMENT FOOTNOTES:

(a)	—	Counterparty to contract is Bank of America.
(b)	—	Counterparty to contract is Barclays Capital.
(c)	—	Counterparty to contract is BNP Paribas.
(d)	—	Counterparty to contract is Citibank NA London.
(f)	—	Counterparty to contract is Deutsche Bank AG.
(g)	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
(h)	—	Counterparty to contract is JPMorgan Chase Bank.
(i)	—	Counterparty to contract is Lehman Brothers Special Financing, Inc.
(j)	—	Counterparty to contract is Merrill Lynch Capital Services, Inc.
(k)	—	Counterparty to contract is Morgan Stanley Capital Services.
(m)	—	Counterparty to contract is Royal Bank of Scotland.
(n)	—	Counterparty to contract is UBS AG.
(o)	—	Counterparty to contract is Salomon Smith Barney, Inc.
(p)	—	Counterparty to contract is Credit Suisse International.

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STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

	Money Market Fund	Low-Duration Bond Fund	Medium-Duration Bond Fund
Assets
Investments in securities of unaffiliated issuers, at value	$1,101,087,178	$968,140,475	$1,593,993,542
Investments in securities of affiliated issuers, at value	—	14,990,850	43,896,530

Total investments (1)(2)	1,101,087,178	983,131,325	1,637,890,072
Cash	688	1,169,196	4,798,759
Cash collateral for futures and swaps	—	4,680,500	6,322,000
Foreign currency (3)	—	1,462,427	3,186,857
Receivables:
Dividends and reclaims	—	24,173	162,786
Interest	1,995,729	4,482,686	10,491,010
Interest on swaps	—	—	109,858
Securities lending	2,387	14,241	19,405
Investment securities sold	—	195,729,453	183,373,268
Maturities	—	536,463	369,821
Fund shares sold	7,902,217	302,910	491,656
Variation margin	—	639,565	1,028,617
Unrealized appreciation on foreign currency exchange contracts	—	267,378	1,670,548
Unrealized appreciation on swap agreements	—	4,681,997	3,804,795
Prepaid expenses and other assets	(3,134)	(54,104)	(33,945)

Total Assets	1,110,985,065	1,197,068,210	1,853,685,507

Liabilities
Securities sold short, at value (5)	—	151,337,152	16,479,690
Options written at value (4)	—	4,696,427	5,931,407
Unrealized depreciation on foreign currency exchange contracts	—	488,021	620,854
Unrealized depreciation on swap agreements	—	8,056,436	18,276,666
Collateral held for securities on loan at value	6,120,000	101,052,603	129,641,599
Payables:
Investment securities purchased	—	130,770,167	567,140,997
Fund shares redeemed	5,017,201	43,469	84,044
Interest on swaps	—	107,759	278,435
Variation margin	—	766,452	869,048
Distributions	713,260	—	—
Securities lending	457	2,849	3,881
Deferred foreign capital gains taxes	—	—	—
Accrued expenses
Advisory fees	141,423	176,828	301,441
Distribution (12b-1) fees	697	518	1,300
Shareholder servicing fees	155,218	103,963	156,159
Other expenses	103,546	85,963	148,291

Total Liabilities	12,251,802	397,688,607	739,933,812

Net Assets	$1,098,733,263	$799,379,603	$1,113,751,695

Net Assets Consist of:
Paid-in-capital	$1,098,664,217	$824,358,644	$1,152,032,617
Undistributed (distributions in excess of) net investment income	—	992,593	(53,897)
Undistributed (accumulated) net realized gain (loss) on investments, foreign currency transactions and derivative transactions	69,046	(7,856,410)	20,869,360
Net unrealized appreciation (depreciation) on investments, foreign currency translations and derivative transactions	—	(18,115,224)	(59,096,385)

Net Assets	$1,098,733,263	$799,379,603	$1,113,751,695

Net Asset Value:
$0.001 par value, unlimited shares authorized Net assets applicable to the GS2 Class	$123,868,067	$131,194,640	$146,140,646

GS2 shares outstanding	123,860,616	15,125,998	18,418,234

Net asset value, offering and redemption price per GS2 share	$1.00	$8.67	$7.93

Net assets applicable to the GS4 Class	$968,362,979	$662,530,925	$952,784,217

GS4 shares outstanding	968,265,116	52,331,648	72,663,787

Net asset value, offering and redemption price per GS4 share	$1.00	$12.66	$13.11

Net assets applicable to the GS6 class	$6,502,217	$5,654,038	$14,826,832

GS6 shares outstanding	6,503,979	648,859	1,852,420

Net asset value, offering and redemption price per GS6 share	$1.00	$8.71	$8.00

(1) Investments in securities of unaffiliated issuers, at cost	$1,101,087,178	$988,693,087	$1,646,132,489
Investments in securities of affiliated issuers, at cost	—	14,990,850	43,896,530

Total investments at cost	$1,101,087,178	$1,003,683,937	$1,690,029,019

(2) Includes securities loaned of:	$6,030,320	$98,992,357	$127,037,687

(3) Foreign currency at cost	$—	$1,439,807	$3,160,659

(4) Premiums received on options written	$—	$(8,466,251)	$(10,047,804)

(5) Securities Sold Short at cost	$—	$(149,972,136)	$(16,268,089)

(6) Net of ($83,484) accrued foreign capital gains taxes on appreciated securities

122	See Notes to Financial Statements.

Extended-Duration Bond Fund	Global Bond Fund	Equity Index Fund	Real Estate Securities Fund	Value Equity Fund	Growth Equity Fund	Small Cap Equity Fund	International Equity Fund
$542,912,914	$223,966,221	$446,936,318	$168,504,873	$1,477,326,438	$1,603,990,060	$704,310,653	$1,883,583,237
4,963,945	44,659,877	9,794,845	2,046,144	58,643,549	42,888,022	18,372,509	39,825,543

547,876,859	268,626,098	456,731,163	170,551,017	1,535,969,987	1,646,878,082	722,683,162	1,923,408,780
—	—	—	—	—	—	8,943,058	10,015,572
—	—	—	—	—	—	—	10,822,670
2,681,480	1,465,228	—	—	—	—	29,139	(6,416,565)
18,849	99,399	516,044	464,029	2,092,445	1,232,777	225,301	5,175,506
7,574,163	3,704,027	—	—	—	—	373,078	—
—	—	—	—	—	—	—	—
7,853	4,966	13,054	9,350	54,337	45,002	112,524	251,795
9,361,439	8,217,969	71	718,103	42,360,656	308,128	11,523,323	5,563,447
—	—	—	—	—	—	—	—
80,776	142,190	5,065	1,505,086	199,548	8,350	7,151	4,373
—	394,048	6,821	—	49,804	38,225	27,081	1,884,031
—	267,228	—	—	—	—	3,442	244,856
—	—	—	—	—	—	—	—
(31,757)	(2,807)	(39,137)	(46,086)	(42,818)	(35,061)	(46,691)	(48,955)

567,569,662	282,918,346	457,233,081	173,201,499	1,580,683,959	1,648,475,503	743,880,568	1,950,905,510

—	—	—	—	—	—	—	—
—	—	—	—	—	—	18,688	—
—	1,056,381	—	—	—	—	2,652	356,402
—	—	—	—	—	—	—	—
44,639,752	25,070,608	31,386,372	55,211,103	137,988,044	166,028,518	215,005,582	287,196,178
9,525,266	28,232,667	296,681	952,888	49,808,334	2,879,074	34,450,261	9,621,788
141,562	—	465,846	556,755	496,314	732,439	256,566	1,313,439
—	—	—	—	—	—	—	—
—	97,757	—	13,207	—	—	717,124	1,670,802
(15)	—	—	—	—	—	—	—
1,571	993	2,610	1,869	10,868	9,001	22,488	50,358
—	—	—	—	—	—	—	83,484
184,139	64,670	10,737	74,885	703,674	936,005	372,489	1,068,612
1,471	—	115	—	1,471	1,140	1,531	2,311
72,880	31,321	58,179	19,291	196,578	207,590	69,587	218,390
64,163	67,976	151,856	138,805	163,764	121,202	100,943	557,359

54,630,789	54,622,373	32,372,396	56,968,803	189,369,047	170,914,969	251,017,911	302,139,123

$512,938,873	$228,295,973	$424,860,685	$116,232,696	$1,391,314,912	$1,477,560,534	$492,862,657	$1,648,766,387

$514,296,837	$237,966,064	$357,300,583	$145,074,426	$1,492,434,187	$1,332,404,029	$525,647,850	$1,402,132,230
973,479	(374,373)	95,244	69,557	368,924	(214,852)	1,293,947	27,470,311
3,382,169	(302,511)	2,069,085	(11,196,950)	(11,537,929)	(83,748,337)	(33,533,309)	112,691,634
(5,713,612)	(8,993,207)	65,395,773	(17,714,337)	(89,950,270)	229,119,694	(545,831)	106,472,212 (6)

$512,938,873	$228,295,973	$424,860,685	$116,232,696	$1,391,314,912	$1,477,560,534	$492,862,657	$1,648,766,387

$70,604,699	N/A	$69,361,986	N/A	$196,384,925	$213,043,086	$78,715,240	$312,499,080

9,620,415	N/A	7,647,957	N/A	25,823,958	18,673,726	8,979,675	23,968,181

$7.34	N/A	$9.07	N/A	$7.60	$11.41	$8.77	$13.04

$425,535,574	$228,295,973	$354,737,643	$116,232,696	$1,179,334,209	$1,252,254,946	$397,762,029	$1,311,293,294

29,421,786	24,254,226	21,422,494	13,513,824	81,829,143	69,255,122	30,453,441	80,259,339

$14.46	$9.41	$16.56	$8.60	$14.41	$18.08	$13.06	$16.34

$16,798,600	N/A	$761,056	N/A	$15,595,778	$12,262,502	$16,385,388	$24,974,013

2,290,784	N/A	82,563	N/A	2,068,406	1,101,448	1,941,959	1,954,451

$7.33	N/A	$9.22	N/A	$7.54	$11.13	$8.44	$12.78

$548,626,276	$232,017,294	$380,995,163	$186,147,469	$1,564,743,286	$1,372,750,241	$701,336,751	$1,775,342,877
4,963,945	44,659,877	9,794,845	2,046,144	58,643,549	42,888,022	18,372,509	39,825,543

$553,590,221	$276,677,171	$390,790,008	$188,193,613	$1,623,386,835	$1,415,638,263	$719,709,260	$1,815,168,420

$43,616,241	$24,484,534	$30,313,433	$54,122,608	$132,605,210	$161,650,866	$206,729,943	$272,957,833

$2,678,461	$1,413,149	$—	$—	$—	$—	$29,152	$(6,401,589)

$—	$—	$—	$—	$—	$—	$(35,974)	$—

$—	$—	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements.	123

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

	Money Market Fund	Low-Duration Bond Fund	Medium-Duration Bond Fund
Investment Income
Dividends	$—	$—	$189,907
Income dividends received from affiliated funds	4,517	661,486	1,405,593
Interest	19,608,856	16,279,530	30,007,466
Securities Lending	3,555	301,397	303,303
Less foreign taxes withheld	—	—	—

Total Investment Income	19,616,928	17,242,413	31,906,269

Expenses
Investment advisory fees	863,289	1,348,886	2,478,011
Transfer agent fees:
GS2 shares	2,344	2,286	2,259
GS4 shares	21,949	14,650	17,612
GS6 shares	3,336	3,287	3,360
Custodian fees	12,291	52,977	104,155
Distribution (12b-1) fees:
GS6 shares	3,161	2,835	7,445
Shareholder servicing fees:
GS4 shares	941,450	625,804	990,450
GS6 shares	9,428	8,472	22,239
Accounting and administration fees	112,744	119,301	206,234
Professional fees	16,784	25,420	17,840
Blue sky fees:
GS2 shares	1,021	6,519	6,491
GS4 shares	28,407	40,678	41,796
GS6 shares	7,719	28,801	11,586
Shareholder reporting fees:
GS2 shares	(239)	233	187
GS4 shares	16,901	2,144	2,810
GS6 shares	226	95	228
Trustee fees	8,900	6,658	10,066
Line of credit facility fees	1,643	1,425	2,382
Other expenses	13,734	20,438	46,238

Total expenses	2,065,088	2,310,909	3,971,389
Expenses waived/reimbursed net of amount recaptured(2)	(4,612)	(337,788)	(503,980)
Fees paid indirectly	—	—	—

Net expenses	2,060,476	1,973,121	3,467,409

Net Investment Income	17,556,452	15,269,292	28,438,860

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities (net of capital gains taxes of $30,090 for International Equity)	71,667	2,712,462	8,487,048
Futures transactions	—	2,401,628	12,145,582
Swap agreements	—	1,751,750	2,101,738
Option contracts written	—	(7,024,478)	10,429,593
Option contracts purchased	—	10,923,080	(7,334,579)
Foreign currency transactions	—	737,388	(193,842)

Net realized gain (loss)	71,667	11,501,830	25,635,540

Net change in unrealized appreciation (depreciation) on:
Investment securities (net of estimated deferred capital gains taxes of $117,515 for International Equity)	—	(17,546,445)	(50,017,356)
Futures	—	(3,806,039)	(2,701,891)
Swap agreements	—	(1,107,796)	(8,241,423)
Option contracts written	—	7,449,250	7,681,127
Option contracts purchased	—	(10,522,518)	(12,683,224)
Foreign currency translations	—	(325,381)	709,519

Net change in unrealized appreciation (depreciation)	—	(25,858,929)	(65,253,248)

Net Realized and Unrealized Gain (Loss)	71,667	(14,357,099)	(39,617,708)

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,628,119	$912,193	$(11,178,848)

(1)	See Note 1 in Notes to Financial Statements.
(2)	See Note 3a and 3c in Notes to Financial Statements.

124	See Notes to Financial Statements.

Extended-Duration Bond Fund	Global Bond Fund	Equity Index Fund	Real Estate Securities Fund	Value Equity Fund	Growth Equity Fund	Small Cap Equity Fund	International Equity Fund
$825	$10,576	$4,592,175	$1,751,883	$19,486,646	$6,382,004	$1,857,060	$40,867,206
219,939	182,192	152,000	81,425	603,983	1,308,503	472,305	951,656
18,480,404	4,617,134	17,766	9,613	69,979	124,111	1,024,723	16,146
82,404	39,556	71,636	54,909	301,266	322,776	728,172	1,522,319
—	(4,266)	—	(1,276)	(48,155)	(17,259)	(4,804)	(3,652,431)

18,783,572	4,845,192	4,833,577	1,896,554	20,413,719	8,120,135	4,077,456	39,704,896

1,298,045	278,698	341,366	489,279	4,692,179	6,511,533	2,429,267	7,786,638
2,488	—	2,550	—	2,593	2,435	2,784	2,793
17,598	1,546	19,369	36,854	24,068	18,544	25,442	26,652
3,449	—	3,452	—	3,382	3,322	3,443	3,390
18,824	40,938	26,631	46,932	48,326	36,655	79,679	799,752
8,508	—	275	—	8,420	6,201	8,294	13,051
448,352	127,287	363,591	104,492	1,219,551	1,258,325	391,623	1,281,823
25,410	—	1,038	—	25,071	18,522	24,642	38,761
69,220	28,021	59,818	18,383	162,916	167,974	66,550	288,051
17,690	40,131	41,376	49,140	41,376	20,056	16,276	24,844
6,491	—	6,519	—	6,519	6,519	6,519	6,519
35,379	19,327	41,568	64,271	53,923	35,414	45,804	58,808
11,657	—	11,097	—	12,487	13,479	14,399	13,851
45	—	18	—	37	33	57	32
3,069	2,497	8,310	14,196	16,842	4,450	6,152	26,097
33	—	111	—	284	273	—	180
4,861	788	4,423	835	14,280	14,090	5,271	13,865
1,294	244	990	249	3,500	3,604	1,334	3,569
11,759	21,647	19,360	7,270	24,293	23,697	17,883	96,497

1,984,172	561,124	951,862	831,901	6,360,047	8,145,126	3,145,419	10,485,173
(71,841)	(12,762)	(157,230)	(122,580)	(104,954)	(665,623)	(250,140)	(1,339,927)
—	—	—	—	(49,572)	(50,904)	(16,398)	(35,226)

1,912,331	548,362	794,632	709,321	6,205,521	7,428,599	2,878,881	9,110,020

16,871,241	4,296,830	4,038,945	1,187,233	14,208,198	691,536	1,198,575	30,594,876

2,343,776	(831,827)	6,882,058	(8,274,352)	13,588,152	(9,589,942)	(23,894,060)	99,430,216
—	384,668	(1,591,802)	(285,648)	(7,300,424)	(9,019,799)	(5,619,496)	(5,800,674)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	111,342	—	—	—	—	—	—
1,224,936	398,475	—	—	—	3,467	(41,969)	210,014

3,568,712	62,658	5,290,256	(8,560,000)	6,287,728	(18,606,274)	(29,555,525)	93,839,556

(30,540,833)	(7,407,215)	(70,157,704)	2,095,148	(254,570,601)	(165,106,642)	(18,030,306)	(304,577,045)
—	(434,682)	(532,188)	(93,324)	(2,517,650)	(2,058,377)	(3,662,955)	(679,026)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	(542,577)	—	—	—	—	8,024	—
(6,487)	(711,317)	—	—	—	567	13,287	(2,099,567)

(30,547,320)	(9,095,791)	(70,689,892)	2,001,824	(257,088,251)	(167,164,452)	(21,671,950)	(307,355,638)

(26,978,608)	(9,033,133)	(65,399,636)	(6,558,176)	(250,800,523)	(185,770,726)	(51,227,475)	(213,516,082)

$(10,107,367)	$(4,736,303)	$(61,360,691)	$(5,370,943)	$(236,592,325)	$(185,079,190)	$(50,028,900)	$(182,921,206)

See Notes to Financial Statements.	125

STATEMENTS OF CHANGES IN NET ASSETS

	Money Market Fund
	For the Six Months Ended 06/30/08 (Unaudited)	For the Year Ended 12/31/07
Operations:
Net investment income	$17,556,452	$53,685,126
Net realized gain on investment securities, foreign currency transactions and derivative transactions	71,667	6,543
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency translations and derivative transactions	—	—

Net increase (decrease) in net assets resulting from operations	17,628,119	53,691,669

Dividends and Distributions to Shareholders:
Dividends from net investment income
GS2 shares	(1,972,933)	(5,538,291)
GS4 shares	(15,498,685)	(47,809,133)
GS6 shares	(84,834)	(238,657)
GS8 shares(1)	—	(99,045)
Distributions from net realized capital gains
GS2 shares	—	—
GS4 shares	—	—
GS6 shares	—	—
GS8 shares(1)	—	—

Total dividends and distributions	(17,556,452)	(53,685,126)

Capital Share Transactions:
Proceeds from shares sold
GS2 shares	61,596,537	178,932,360
GS4 shares	2,235,984,110	3,334,006,987
GS6 shares	854,476	2,164,993
GS8 shares(1)	—	214,065
Proceeds from exchange of GS8 shares for GS6 shares(1)
GS6 shares	—	301,818
GS8 shares	—	(301,818)
Reinvestment of dividends and distributions
GS2 shares	1,773,219	4,895,984
GS4 shares	8,908,387	24,364,936
GS6 shares	84,834	238,657
GS8 shares(1)	—	96,906

Total proceeds from shares sold and reinvested	2,309,201,563	3,544,914,888

Value of shares redeemed
GS2 shares	(52,090,428)	(171,806,826)
GS4 shares	(2,216,189,197)	(3,349,363,902)
GS6 shares	(416,209)	(1,510,697)
GS8 shares(1)	—	(5,466,591)

Total value of shares redeemed	(2,268,695,834)	(3,528,148,016)

Net increase (decrease) from capital share transactions(2)	40,505,729	16,766,872

Total increase (decrease) in net assets	40,577,396	16,773,415

Net Assets:
Beginning of Period	1,058,155,867	1,041,382,452

End of Period*	$1,098,733,263	$1,058,155,867

* Including undistributed (distributions in excess of) net investment income	$—	$—

(1) See Note 1 in Notes to Financial Statements. (2) See Note 7 in Notes to Financial Statements.

126	See Notes to Financial Statements.

Low-Duration Bond Fund		Medium-Duration Bond Fund		Extended-Duration Bond Fund		Global Bond Fund
For the Six Months Ended 06/30/08 (Unaudited)	For the Year Ended 12/31/07	For the Six Months Ended 06/30/08 (Unaudited)	For the Year Ended 12/31/07	For the Six Months Ended 06/30/08 (Unaudited)	For the Year Ended 12/31/07	For the Six Months Ended 06/30/08 (Unaudited)	For the Year Ended 12/31/07

$15,269,292	$36,001,977	$28,438,860	$59,912,304	$16,871,241	$28,299,838	$4,296,830	$7,087,278

11,501,830	361,395	25,635,540	12,982,749	3,568,712	6,718,044	62,658	1,363,429

(25,858,929)	11,142,622	(65,253,248)	5,195,793	(30,547,320)	10,327,793	(9,095,791)	(441,595)

912,193	47,505,994	(11,178,848)	78,090,846	(10,107,367)	45,345,675	(4,736,303)	8,009,112

(3,590,876)	(7,672,524)	(5,866,320)	(10,666,648)	(3,855,449)	(6,092,828)	—	—
(11,984,387)	(26,263,698)	(22,795,381)	(49,428,227)	(11,644,642)	(21,342,760)	(4,672,845)	(7,440,952)
(141,150)	(283,996)	(512,125)	(987,213)	(814,639)	(1,340,200)	—	—
—	(97,187)	—	(131,335)	—	(148,346)	—	—

—	—	(2,050,288)	(57,748)	(990,525)	(1,089,726)	—	—
—	—	(8,104,138)	(261,757)	(3,113,344)	(4,016,550)	(996,177)	(362,235)
—	—	(186,251)	(5,694)	(215,874)	(250,814)	—	—
—	—	—	—	—	(88,500)	—	—

(15,716,413)	(34,317,405)	(39,514,503)	(61,538,622)	(20,634,473)	(34,369,724)	(5,669,022)	(7,803,187)

7,956,413	31,333,771	22,602,411	39,644,411	8,400,579	21,710,537	—	—
55,629,064	66,354,406	72,305,630	101,252,003	16,642,521	59,533,256	116,419,388	20,015,199
320,911	62,248	433,288	1,034,684	83,759	154,752	—	—
—	3,014	—	22,979	—	4,960	—	—

—	32,919	—	62,954	—	14,692	—	—
—	(32,919)	—	(62,954)	—	(14,692)	—	—

3,590,005	7,645,639	7,635,563	10,671,347	4,844,302	7,157,871	—	—
11,983,469	26,261,575	30,897,942	49,687,483	14,757,667	25,352,570	5,669,022	7,803,187
141,150	283,996	698,376	992,907	1,030,513	1,591,014	—	—
—	97,187	—	131,335	—	236,846	—	—

79,621,012	132,041,836	134,573,210	203,437,149	45,759,341	115,741,806	122,088,410	27,818,386

(10,415,753)	(11,842,391)	(25,991,587)	(10,331,020)	(12,277,491)	(11,480,654)		—
(59,030,128)	(137,993,498)	(189,204,087)	(199,257,167)	(82,934,697)	(65,500,790)	(8,719,775)	(7,326,950)
(183,036)	(25,141)	(86,448)	(996,214)	(116,971)	(559)		—
—	(5,027,787)	—	(5,325,871)		(5,555,877)		—

(69,628,917)	(154,888,817)	(215,282,122)	(215,910,272)	(95,329,159)	(82,537,880)	(8,719,775)	(7,326,950)

9,992,095	(22,846,981)	(80,708,912)	(12,473,123)	(49,569,818)	33,203,926	113,368,635	20,491,436

(4,812,125)	(9,658,392)	(131,402,263)	4,079,101	(80,311,658)	44,179,877	102,963,310	20,697,361

804,191,728	813,850,120	1,245,153,958	1,241,074,857	593,250,531	549,070,654	125,332,663	104,635,302

$799,379,603	$804,191,728	$1,113,751,695	$1,245,153,958	$512,938,873	$593,250,531	$228,295,973	$125,332,663

$992,593	$1,439,714	$(53,897)	$681,069	$973,479	$416,968	$(374,373)	$1,642

See Notes to Financial Statements.	127

STATEMENTS OF CHANGES IN NET ASSETS

	Equity Index Fund		Real Estate Securities Fund
	For the Six Months Ended 06/30/08 (Unaudited)	For the Year Ended 12/31/07	For the Six Months Ended 06/30/08 (Unaudited)	For the Year Ended 12/31/07
Operations:
Net investment income	$4,038,945	$8,787,369	$1,187,233	$1,174,244
Net realized gain (loss) on investment securities, foreign currency transactions and derivative transactions	5,290,256	25,461,196	(8,560,000)	9,946,333
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency translations and derivative transactions	(70,689,892)	(7,317,962)	2,001,824	(33,430,076)

Net increase (decrease) in net assets resulting from operations	(61,360,691)	26,930,603	(5,370,943)	(22,309,499)

Dividends and Distributions to Shareholders:
Dividends from net investment income
GS2 shares	(1,098,947)	(2,396,727)	—	—
GS4 shares	(2,841,219)	(6,279,342)	(1,177,601)	(1,114,099)
GS6 shares	(10,679)	(143,849)	—	—
Distributions from net realized capital gains
GS2 shares	(695,874)	(5,483,594)	—	—
GS4 shares	(1,977,422)	(16,735,167)	—	(12,550,773)
GS6 shares	(7,511)	(42,505)	—	—

Total dividends and distributions	(6,631,652)	(31,081,184)	(1,177,601)	(13,664,872)

Capital Share Transactions:
Proceeds from shares sold
GS2 shares	3,727,990	17,318,452	—	—
GS4 shares	12,620,011	42,486,377	47,819,344	111,957,141
GS6 shares	330,195	310,469	—	—
GS8 shares(1)	—	80,168	—	—
Proceeds from exchange of GS8 shares for GS6 shares(1)
GS6 shares	—	129,566	—	—
GS8 shares	—	(129,566)	—	—
Reinvestment of dividends and distributions
GS2 shares	1,792,168	7,880,321	—	—
GS4 shares	4,818,177	23,014,028	1,137,338	13,663,336
GS6 shares	18,190	186,354	—	—

Total proceeds from shares sold and reinvested	23,306,731	91,276,169	48,956,682	125,620,477

Value of shares redeemed
GS2 shares	(5,629,925)	(15,312,753)	—	—
GS4 shares	(35,866,419)	(100,650,924)	(22,950,645)	(99,906,353)
GS6 shares	(116,923)	(14,837,734)	—	—
GS8 shares(1)	—	(6,709,689)	—	—

Total value of shares redeemed	(41,613,267)	(137,511,100)	(22,950,645)	(99,906,353)

Net increase (decrease) from capital share transactions(2)	(18,306,536)	(46,234,931)	26,006,037	25,714,124

Total increase (decrease) in net assets	(86,298,879)	(50,385,512)	19,457,493	(10,260,247)

Net Assets:
Beginning of Period	511,159,564	561,545,076	96,775,203	107,035,450

End of Period*	$424,860,685	$511,159,564	$116,232,696	$96,775,203

* Including undistributed (distributions in excess of) net investment income	$95,244	$7,144	$69,557	$59,925

(1) See Note 1 in Notes to Financial Statements. (2) See Note 7 in Notes to Financial Statements.

128	See Notes to Financial Statements.

Value Equity Fund		Growth Equity Fund		Small Cap Equity Fund		International Equity Fund
For the Six Months Ended 06/30/08 (Unaudited)	For the Year Ended 12/31/07	For the Six Months Ended 06/30/08 (Unaudited)	For the Year Ended 12/31/07	For the Six Months Ended 06/30/08 (Unaudited)	For the Year Ended 12/31/07	For the Six Months Ended 06/30/08 (Unaudited)	For the Year Ended 12/31/07

$14,208,198	$25,750,914	$691,536	$2,291,785	$1,198,575	$2,031,110	$30,594,876	$22,903,965
6,287,728	109,509,564	(18,606,274)	101,225,925	(29,555,525)	53,354,323	93,839,556	251,442,073

(257,088,251)	(156,542,760)	(167,164,452)	109,546,540	(21,671,950)	(50,321,205)	(307,355,638)	(80,256,374)

(236,592,325)	(21,282,282)	(185,079,190)	213,064,250	(50,028,900)	5,064,228	(182,921,206)	194,089,664

(3,495,731)	(6,198,596)	(318,141)	(764,503)	—	(513,194)	—	(4,950,877)
(10,096,889)	(19,213,656)	(604,203)	(1,487,807)	—	(1,456,206)	—	(17,856,534)
(246,654)	(432,944)	—	—	—	(43,468)	—	(395,926)

(1,791,283)	(24,783,302)	—	—	—	(11,936,809)	—	(45,519,702)
(5,776,508)	(88,434,175)	—	—	—	(52,445,036)	—	(192,888,593)
(145,613)	(2,026,807)	—	—	—	(2,922,577)	—	(4,700,995)

(21,552,678)	(141,089,480)	(922,344)	(2,252,310)	—	(69,317,290)	—	(266,312,627)

17,099,062	69,148,249	15,690,256	54,095,628	16,343,115	17,551,589	78,145,959	76,072,933
74,754,239	181,185,102	67,351,716	135,306,396	15,148,887	56,487,534	160,960,618	194,576,950
218,440	2,030,826	152,503	2,907,748	134,398	1,233,647	418,061	1,761,039
—	176,742	—	80,594	—	66,601	—	179,320

—	445,015	—	181,274	—	174,140	—	333,450
—	(445,015)	—	(181,274)	—	(174,140)	—	(333,450)

5,280,037	30,977,959	317,750	764,503	—	12,450,002	—	50,460,024
15,872,061	107,637,522	604,193	1,487,784	—	53,895,325	—	210,719,957
392,267	2,459,750	—	—	—	2,966,045	—	5,096,921

113,616,106	393,616,150	84,116,418	194,642,653	31,626,400	144,650,743	239,524,638	538,867,144

(17,819,436)	(18,557,205)	(18,804,452)	(20,464,151)	(7,384,034)	(8,315,547)	(13,347,968)	(27,617,520)
(102,288,657)	(188,885,419)	(145,964,592)	(172,307,927)	(42,488,456)	(79,779,484)	(102,297,444)	(207,849,507)
(71,118)	(1,867,609)	(100,728)	(2,710,726)	(22,116)	(1,121,796)	(189,305)	(1,211,740)
—	(7,266,923)	—	(6,136,980)	—	(6,946,803)	—	(8,483,456)

(120,179,211)	(216,577,156)	(164,869,772)	(201,619,784)	(49,894,606)	(96,163,630)	(115,834,717)	(245,162,223)

(6,563,105)	177,038,994	(80,753,354)	(6,977,131)	(18,268,206)	48,487,113	123,689,921	293,704,921

(264,708,108)	14,667,232	(266,754,888)	203,834,809	(68,297,106)	(15,765,949)	(59,231,285)	221,481,958

1,656,023,020	1,641,355,788	1,744,315,422	1,540,480,613	561,159,763	576,925,712	1,707,997,672	1,486,515,714

$1,391,314,912	$1,656,023,020	$1,477,560,534	$1,744,315,422	$492,862,657	$561,159,763	$1,648,766,387	$1,707,997,672

$368,924	$—	$(214,852)	$15,956	$1,293,947	$95,372	$27,470,311	$(3,124,565)

See Notes to Financial Statements.	129

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ended December 31, unless otherwise indicated

												Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains		Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Including Expense Reduction	Expenses, Before Waivers and Expense Reduction	Investment Income, Net	Investment Income/ (Loss), Excluding Waivers and Expense Reduction	Portfolio Turnover Rate
Money Market Fund

GS2 Class
2008(1)	$1.00	$0.02		$—		$(0.02)	$—		$1.00	1.67%	$123,868	0.19%	0.19%	0.19%	3.31%	3.31%	N/A
2007	1.00	0.05		—	†	(0.05)	—		1.00	5.23	112,581	0.23	0.23	0.23	5.11	5.11	N/A
2006	1.00	0.05		—	†	(0.05)	—		1.00	4.92	100,559	0.26	0.26	0.26	4.82	4.82	N/A
2005	1.00	0.03		—	†	(0.03)	—		1.00	3.07	93,103	0.27	0.27	0.26	3.03	3.04	N/A
2004	1.00	0.01		—	†	(0.01)	—		1.00	1.19	61,374	0.27	0.27	0.27	1.17	1.17	N/A
2003	1.00	0.01		—	†	(0.01)	—	†	1.00	1.04	63,373	0.27	0.27	0.28	0.91	0.90	N/A

GS4 Class
2008(1)	$1.00	$0.02		$—		$(0.02)	$—		$1.00	1.57%	$968,363	0.39%	0.39%	0.39%	3.14%	3.14%	N/A
2007	1.00	0.05		—	†	(0.05)	—		1.00	5.03	939,596	0.43	0.43	0.43	4.92	4.92	N/A
2006	1.00	0.05		—	†	(0.05)	—		1.00	4.72	930,582	0.46	0.46	0.46	4.64	4.64	N/A
2005	1.00	0.03		—	†	(0.03)	—		1.00	2.88	766,322	0.46	0.46	0.46	2.84	2.84	N/A
2004	1.00	0.01		—	†	(0.01)	—		1.00	0.99	838,087	0.46	0.46	0.45	0.98	0.99	N/A
2003	1.00	0.01		—	†	(0.01)	—	†	1.00	0.85	853,062	0.45	0.45	0.45	0.84	0.84	N/A

GS6 Class
2008(1)	$1.00	$0.01		$—		$(0.01)	$—		$1.00	1.36%	$6,502	0.80%	0.80%	0.95%	2.71%	2.56%	N/A
2007	1.00	0.04		—	†	(0.04)	—		1.00	4.59	5,979	0.85	0.85	0.92	4.49	4.42	N/A
2006	1.00	0.04		—	†	(0.04)	—		1.00	4.29	4,784	0.87	0.87	1.09	4.21	3.99	N/A
2005	1.00	0.02		—	†	(0.02)	—		1.00	2.50	4,587	0.83	0.83	1.43	2.47	1.87	N/A
2004	1.00	0.01		—	†	(0.01)	—		1.00	0.73	4,476	0.72	0.72	1.09	0.68	0.31	N/A
2003	1.00	0.01		—	†	(0.01)	—	†	1.00	0.57	8,035	0.73	0.73	0.91	0.61	0.43	N/A

Low-Duration Bond Fund

GS2 Class
2008(1)	$8.90	$0.18	#	$(0.17)		$(0.24)	$—		$8.67	0.14%	$131,195	0.36%	0.36%	0.41%	3.98%	3.93%	403%
2007	8.89	0.42	#	0.12		(0.53)	—		8.90	6.22	133,374	0.42	0.42	0.45	4.71	4.68	248
2006	9.06	0.38	#	(0.03)		(0.52)	—		8.89	3.94	105,991	0.45	0.45	0.47	4.22	4.20	168
2005	9.32	0.30	#	(0.15)		(0.41)	—	†	9.06	1.60	104,681	0.45	0.45	0.48	3.30	3.27	196
2004	9.51	0.21	#	(0.07)		(0.28)	(0.05)		9.32	1.47	59,777	0.45	0.45	0.49	2.22	2.18	289
2003	9.76	0.22	#	0.03		(0.37)	(0.13)		9.51	2.61	53,726	0.45	0.45	0.50	2.30	2.25	179

GS4 Class
2008(1)	$12.88	$0.24	#	$(0.23)		$(0.23)	$—		$12.66	0.10%	$662,531	0.52%	0.52%	0.60%	3.82%	3.74%	403%
2007	12.63	0.58	#	0.17		(0.50)	—		12.88	6.11	665,292	0.58	0.58	0.64	4.54	4.48	248
2006	12.66	0.58	#	(0.11)		(0.50)	—		12.63	3.75	697,687	0.61	0.61	0.66	4.05	4.00	168
2005	12.87	0.40	#	(0.22)		(0.39)	—	†	12.66	1.39	789,077	0.61	0.61	0.67	3.13	3.07	196
2004	13.00	0.27	#	(0.09)		(0.26)	(0.05)		12.87	1.38	789,866	0.61	0.61	0.67	2.06	2.00	289
2003	13.16	0.32	#	—		(0.35)	(0.13)		13.00	2.45	727,265	0.61	0.61	0.67	2.43	2.37	179

GS6 Class
2008(1)	$8.95	$0.15	#	$(0.17)		$(0.22)	$—		$8.71	(0.12)%	$5,654	0.91%	0.91%	1.94%	3.43%	2.40%	403%
2007	8.93	0.37	#	0.13		(0.48)	—		8.95	5.72	5,526	0.97	0.97	1.57	4.15	3.55	248
2006	9.09	0.60	#	(0.30)		(0.46)	—		8.93	3.43	5,159	1.00	1.00	1.05	3.63	3.58	168
2005	9.36	0.25	#	(0.16)		(0.36)	—	†	9.09	0.96	11,380	0.94	0.94	1.05	2.74	2.63	196
2004	9.54	0.17	#	(0.06)		(0.24)	(0.05)		9.36	1.17	16,087	0.85	0.85	0.90	1.82	1.77	289
2003	9.79	0.21	#	—		(0.33)	(0.13)		9.54	2.20	22,452	0.85	0.84	0.87	2.18	2.15	179

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	For the six months ended June 30, 2008. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

130	See Notes to Financial Statements.

												Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital		Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Including Expense Reduction	Expenses, Before Waivers and Expense Reduction	Investment Income, Net	Investment Income/ (Loss), Excluding Waivers and Expense Reduction	Portfolio Turnover Rate
Medium-Duration Bond Fund

GS2 Class
2008(1)	$8.42	$0.20	#	$(0.28)	$(0.31)	$(0.10)	$—		$7.93	(1.01)%	$146,141	0.47%	0.47%	0.48%	4.77%	4.76%	348%
2007	8.52	0.42	#	0.12	(0.64)	— †	—		8.42	6.65	151,466	0.48	0.48	0.49	5.02	5.01	428
2006	8.71	0.39	#	(0.01)	(0.57)	—	—		8.52	4.50	113,051	0.50	0.50	0.50	4.60	4.60	440
2005	9.06	0.34	#	(0.10)	(0.53)	(0.06)	—		8.71	2.62	100,800	0.50	0.50	0.53	3.84	3.81	465
2004	9.24	0.28	#	0.21	(0.45)	(0.22)	—		9.06	5.34	52,865	0.50	0.50	0.53	2.97	2.94	372
2003	9.47	0.28	#	0.36	(0.58)	(0.29)	—		9.24	6.80	46,521	0.50	0.50	0.55	2.96	2.91	458

GS4 Class
2008(1)	$13.64	$0.31	#	$(0.44)	$(0.30)	$(0.10)	$—		$13.11	(0.96)%	$952,784	0.58%	0.58%	0.67%	4.66%	4.57%	348%
2007	13.42	0.66	#	0.18	(0.62)	— †	—		13.64	6.46	1,079,034	0.61	0.61	0.68	4.88	4.81	428
2006	13.40	0.60	#	(0.03)	(0.55)	—	—		13.42	4.37	1,108,958	0.62	0.62	0.69	4.48	4.41	440
2005	13.63	0.50	#	(0.16)	(0.51)	(0.06)	—		13.40	2.50	981,935	0.62	0.62	0.71	3.71	3.62	465
2004	13.58	0.39	#	0.31	(0.43)	(0.22)	—		13.63	5.20	853,377	0.62	0.62	0.72	2.85	2.75	372
2003	13.54	0.46	#	0.43	(0.56)	(0.29)	—		13.58	6.62	741,743	0.62	0.62	0.71	3.37	3.28	458

GS6 Class
2008(1)	$8.49	$0.18	#	$(0.28)	$(0.29)	$(0.10)	$—		$8.00	(1.21)%	$14,827	0.93%	0.93%	1.08%	4.32%	4.17%	348%
2007	8.59	0.38	#	0.12	(0.60)	— †	—		8.49	6.08	14,654	0.97	0.97	1.00	4.52	4.49	428
2006	8.78	0.35	#	(0.02)	(0.52)	—	—		8.59	3.89	13,709	1.05	1.05	1.05	4.05	4.05	440
2005	9.12	0.29	#	(0.09)	(0.48)	(0.06)	—		8.78	2.18	13,195	1.00	1.00	1.06	3.29	3.21	465
2004	9.30	0.24	#	0.21	(0.41)	(0.22)	—		9.12	4.88	16,524	0.90	0.90	0.95	2.61	2.56	372
2003	9.53	0.29	#	0.31	(0.54)	(0.29)	—		9.30	6.33	22,640	0.90	0.90	0.96	3.03	2.97	458

Extended-Duration Bond Fund

GS2 Class
2008(1)	$7.95	$0.23	#	$(0.36)	$(0.38)	$(0.10)	$—		$7.34	(1.63)%	$70,605	0.52%	0.52%	0.52%	6.12%	6.12%	25%
2007	8.13	0.41	#	0.23	(0.69)	(0.13)	—		7.95	8.45	75,841	0.53	0.53	0.53	5.21	5.21	101
2006	8.44	0.40	#	(0.03)	(0.65)	(0.03)	—		8.13	4.75	59,916	0.57	0.57	0.57	4.91	4.91	100
2005	8.90	0.44	#	0.04	(0.68)	(0.26)	—		8.44	5.65	57,372	0.56	0.56	0.57	4.90	4.89	38
2004	9.23	0.47	#	0.27	(0.76)	(0.31)	—		8.90	8.49	32,309	0.57	0.57	0.57	5.17	5.17	66
2003	9.64	0.54	#	0.51	(0.79)	(0.67)	—		9.23	11.32	29,004	0.59	0.59	0.60	5.49	5.48	121

GS4 Class
2008(1)	$15.20	$0.44	#	$(0.71)	$(0.37)	$(0.10)	$—		$14.46	(1.79)%	$425,536	0.69%	0.69%	0.72%	5.94%	5.91%	25%
2007	14.81	0.74	#	0.44	(0.66)	(0.13)	—		15.20	8.29	500,252	0.72	0.72	0.72	5.02	5.02	101
2006	14.82	0.69	#	(0.04)	(0.63)	(0.03)	—		14.81	4.56	467,877	0.73	0.73	0.76	4.75	4.72	100
2005	14.93	0.71	#	0.10	(0.66)	(0.26)	—		14.82	5.54	393,851	0.73	0.73	0.76	4.72	4.69	38
2004	14.78	0.75	#	0.45	(0.74)	(0.31)	—		14.93	8.37	399,459	0.73	0.73	0.75	5.01	4.99	66
2003	14.62	0.83	#	0.77	(0.77)	(0.67)	—		14.78	11.19	385,110	0.73	0.73	0.75	5.46	5.44	121

GS6 Class
2008(1)	$7.95	$0.22	#	$(0.37)	$(0.37)	$(0.10)	$—		$7.33	(1.97)%	$16,799	0.97%	0.97%	1.08%	5.68%	5.57%	25%
2007	8.13	0.38	#	0.23	(0.66)	(0.13)	—		7.95	7.96	17,157	0.99	0.99	1.01	4.74	4.72	101
2006	8.44	0.36	#	(0.03)	(0.61)	(0.03)	—		8.13	4.09	15,730	1.08	1.08	1.08	4.39	4.39	100
2005	8.89	0.39	#	0.05	(0.63)	(0.26)	—		8.44	5.19	15,100	1.09	1.09	1.09	4.37	4.37	38
2004	9.22	0.44	#	0.27	(0.73)	(0.31)	—		8.89	8.05	24,043	0.98	0.98	0.96	4.76	4.78	66
2003	9.63	0.52	#	0.50	(0.76)	(0.67)	—		9.22	10.95	27,978	0.93	0.93	0.94	5.25	5.24	121

Global Bond Fund

GS4 Class
2008(1)	$10.14	$0.32	#	$(0.59)	$(0.38)	$(0.08)	$—		$9.41	(2.78)%	$228,296	0.82%	0.82%	0.84%	6.46%	6.44%	114%
2007	10.12	0.61		0.08	(0.64)	(0.03)	—		10.14	7.00	125,333	0.79	0.79	0.80	6.07	6.06	255
2006(2)(3)	10.12	—	†	— †	— †	—	—	†	10.12	0.04	104,635	1.04	1.04	1.42	4.32	3.94	—

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	For the six months ended June 30, 2008. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(2)	Inception date was December 29, 2006.
(3)	Total return is not annualized. Ratios are annualized.

See Notes to Financial Statements.	131

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

For a Share Outstanding For the Years Ended December 31, unless otherwise indicated

												Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Excess Distribution/ Return of Capital		Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Including Expense Reduction	Expenses, Before Waivers and Expense Reduction	Investment Income/ (Loss), Net	Investment Income/ (Loss), Excluding Waivers and Expense Reduction	Portfolio Turnover Rate
Equity Index Fund

GS2 Class
2008(1)	$10.57	$0.09	#	$(1.35)	$(0.15)	$(0.09)	$—		$9.07	(11.98)%	$69,362	0.23%	0.23%	0.24%	1.89%	1.88%	2%
2007	11.08	0.20	#	0.39	(0.32)	(0.78)	—		10.57	5.19	81,104	0.22	0.22	0.22	1.77	1.77	5
2006	9.96	0.18	#	1.33	(0.28)	(0.11)	—		11.08	15.37	74,634	0.23	0.23	0.23	1.74	1.74	5
2005	9.78	0.16	#	0.30	(0.24)	(0.04)	—		9.96	4.80	62,214	0.23	0.23	0.24	1.63	1.62	6
2004	9.08	0.16	#	0.81	(0.27)	—	—	†	9.78	10.77	36,148	0.25	0.25	0.23	1.75	1.77	2
2003	7.22	0.12	#	1.91	(0.17)	—	—		9.08	28.19	33,009	0.25	0.25	0.28	1.46	1.43	2

GS4 Class
2008(1)	$19.07	$0.15	#	$(2.44)	$(0.13)	$(0.09)	$—		$16.56	(12.00)%	$354,738	0.37%	0.37%	0.44%	1.74%	1.67%	2%
2007	19.17	0.32	#	0.64	(0.28)	(0.78)	—		19.07	4.95	429,423	0.39	0.39	0.42	1.59	1.56	5
2006	16.97	0.28	#	2.28	(0.25)	(0.11)	—		19.17	15.19	466,429	0.40	0.40	0.43	1.57	1.54	5
2005	16.47	0.24	#	0.51	(0.21)	(0.04)	—		16.97	4.61	402,865	0.40	0.40	0.43	1.46	1.43	6
2004	15.12	0.25	#	1.35	(0.25)	—	—		16.47	10.60	417,962	0.40	0.40	0.41	1.60	1.59	2
2003	11.93	0.18	#	3.16	(0.15)	—	—		15.12	28.03	382,067	0.40	0.40	0.44	1.33	1.29	2

GS6 Class
2008(1)	$10.74	$0.07	#	$(1.37)	$(0.13)	$(0.09)	$—		$9.22	(12.11)%	$761	0.60%	0.60%	4.84%	1.52%	(2.72)%	2%
2007	11.15	0.15	#	0.35	(0.13)	(0.78)	—		10.74	4.38	633	0.60	0.60	0.75	1.33	1.18	5
2006	10.02	0.14	#	1.34	(0.24)	(0.11)	—		11.15	14.97	14,233	0.60	0.60	0.78	1.37	1.19	5
2005	9.83	0.13	#	0.31	(0.21)	(0.04)	—		10.02	4.54	12,019	0.56	0.56	0.82	1.30	1.04	6
2004	9.14	0.13	#	0.81	(0.25)	—	—		9.83	10.37	11,502	0.45	0.45	0.72	1.41	1.14	2
2003	7.26	0.10	#	1.93	(0.15)	—	—		9.14	28.09	17,395	0.45	0.45	0.73	1.28	1.00	2

Real Estate Securities Fund

GS4 Class
2008(1)	$9.04	$0.10	#	$(0.45)	$(0.09)	$—	$—		$8.60	(3.95)%	$116,233	1.29%	1.29%	1.51%	2.16%	1.94%	40%
2007	12.55	0.11	#	(2.12)	(0.11)	(1.39)	—		9.04	(16.23)	96,775	1.20	1.20	1.22	0.94	0.92	119
2006(2)(3)	12.50	—	†	0.05	—	—	—		12.55	0.40	107,035	1.33	1.33	1.88	(1.16)	(1.71)	—

Value Equity Fund

GS2 Class
2008(1)	$9.10	$0.09	#	$(1.38)	$(0.14)	$(0.07)	$—		$7.60	(14.21)%	$196,385	0.67%	0.66%	0.67%	2.04%	2.03%	32%
2007	10.62	0.18	#	(0.27)	(0.28)	(1.15)	—		9.10	(1.18)	230,436	0.69	0.69	0.69	1.70	1.70	45
2006	10.75	0.18	#	1.78	(0.28)	(1.81)	—		10.62	18.76	181,940	0.72	0.71	0.72	1.70	1.69	76
2005	11.44	0.20	#	0.65	(0.28)	(1.26)	—		10.75	7.40	156,279	0.73	0.72	0.73	1.72	1.71	54
2004	9.94	0.17	#	1.59	(0.26)	— †	—		11.44	17.83	75,123	0.75	0.74	0.74	1.64	1.64	56
2003	7.77	0.14	#	2.26	(0.23)	—	—		9.94	31.09	69,991	0.76	0.75	0.78	1.62	1.59	54

GS4 Class
2008(1)	$17.03	$0.15	#	$(2.57)	$(0.13)	$(0.07)	$—		$14.41	(14.25)%	$1,179,334	0.85%	0.84%	0.86%	1.86%	1.84%	32%
2007	18.65	0.29	#	(0.52)	(0.24)	(1.15)	—		17.03	(1.39)	1,407,534	0.88	0.88	0.88	1.50	1.50	45
2006	17.50	0.28	#	2.93	(0.25)	(1.81)	—		18.65	18.64	1,434,773	0.90	0.89	0.91	1.52	1.50	76
2005	17.74	0.28	#	0.99	(0.25)	(1.26)	—		17.50	7.13	1,279,940	0.90	0.89	0.93	1.53	1.49	54
2004	15.28	0.24	#	2.45	(0.23)	—	—		17.74	17.71	1,305,669	0.90	0.89	0.92	1.49	1.46	56
2003	11.85	0.21	#	3.43	(0.21)	—	—		15.28	30.84	1,152,116	0.90	0.88	0.94	1.59	1.53	54

GS6 Class
2008(1)	$9.03	$0.06	#	$(1.36)	$(0.12)	$(0.07)	$—		$7.54	(14.41)%	$15,596	1.14%	1.13%	1.25%	1.56%	1.44%	32%
2007	10.55	0.13	#	(0.27)	(0.23)	(1.15)	—		9.03	(1.61)	18,053	1.16	1.16	1.18	1.23	1.21	45
2006	10.69	0.12	#	1.78	(0.23)	(1.81)	—		10.55	18.21	17,798	1.24	1.23	1.24	1.18	1.17	76
2005	11.39	0.14	#	0.64	(0.22)	(1.26)	—		10.69	6.78	15,003	1.25	1.24	1.27	1.17	1.14	54
2004	9.90	0.12	#	1.59	(0.22)	—	—		11.39	17.35	17,968	1.15	1.14	1.22	1.20	1.12	56
2003	7.75	0.11	#	2.23	(0.19)	—	—		9.90	30.46	19,680	1.15	1.13	1.20	1.33	1.26	54

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	For the six months ended June 30, 2008. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(2)	Inception date was December 29, 2006.
(3)	Total return is not annualized. Ratios are annualized.

132	See Notes to Financial Statements.

									Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Including Expense Reduction	Expenses, Before Waivers/ Reimbursements and Expense Reduction	Investment Income/ (Loss), Net	Investment Income/ (Loss), Excluding Waivers/ Reimbursements and Expense Reduction	Portfolio Turnover Rate
Growth Equity Fund

GS2 Class
2008(1)	$12.76	$0.01	$(1.34)	$(0.02)	$—	$11.41	(10.45)%	$213,043	0.88%	0.87%	0.88%	0.17%	0.16%	32%
2007	11.23	0.02	1.55	(0.04)	—	12.76	13.99	242,557	0.89	0.89	0.88	0.24	0.25	51
2006	11.18	— †	0.05	—	—	11.23	0.45	179,852	0.89	0.88	0.90	0.00	(0.02)	48
2005	10.29	(0.03)	0.92	—	—	11.18	8.65	172,118	0.87	0.86	0.89	(0.10)	(0.13)	49
2004	9.16	— †	1.13	—	—	10.29	12.34	84,177	0.87	0.86	0.89	0.01	(0.02)	56
2003	7.07	(0.01)	2.10	—	—	9.16	29.56	79,547	0.81	0.79	0.85	(0.03)	(0.09)	77

GS4 Class
2008(1)	$20.22	$0.01	$(2.14)	$(0.01)	$—	$18.08	(10.54)%	$1,252,255	0.97%	0.96%	1.07%	0.08%	(0.03)%	32%
2007	17.77	0.02	2.45	(0.02)	—	20.22	13.90	1,488,091	1.00	1.00	1.07	0.13	0.06	51
2006	17.71	(0.02)	0.08	—	—	17.77	0.34	1,343,147	1.01	1.00	1.09	(0.12)	(0.21)	48
2005	16.33	(0.04)	1.42	—	—	17.71	8.45	1,362,599	0.99	0.98	1.08	(0.22)	(0.32)	49
2004	14.55	(0.02)	1.80	—	—	16.33	12.23	1,405,754	0.99	0.98	1.08	(0.11)	(0.21)	56
2003	11.23	(0.01)	3.33	—	—	14.55	29.56	1,285,223	0.92	0.90	1.01	(0.07)	(0.18)	77

GS6 Class
2008(1)	$12.46	$(0.01)	$(1.32)	$—	$—	$11.13	(10.67)%	$12,263	1.29%	1.28%	1.55%	(0.24)%	(0.51)%	32%
2007	10.99	(0.02)	1.49	—	—	12.46	13.38	13,668	1.36	1.36	1.41	(0.23)	(0.28)	51
2006	10.99	(0.05)	0.05	—	—	10.99	—	11,706	1.41	1.40	1.48	(0.52)	(0.60)	48
2005	10.17	(0.09)	0.91	—	—	10.99	8.06	11,406	1.34	1.33	1.47	(0.57)	(0.71)	49
2004	9.08	(0.07)	1.16	—	—	10.17	12.00	13,780	1.24	1.23	1.44	(0.42)	(0.63)	56
2003	7.03	(0.02)	2.07	—	—	9.08	29.16	18,099	1.17	1.15	1.33	(0.33)	(0.51)	77

Small Cap Equity Fund

GS2 Class
2008(1)	$9.60	$0.03 #	$(0.86)	$—	$—	$8.77	(8.65)%	$78,715	1.05%	1.04%	1.06%	0.57%	0.55%	73%
2007	11.33	0.06 #	0.09	(0.07)	(1.81)	9.60	1.05	76,792	1.05	1.05	1.05	0.48	0.48	119
2006	11.40	(0.01)#	1.32	—	(1.38)	11.33	11.40	66,695	1.06	1.05	1.06	(0.05)	(0.06)	86
2005	12.51	(0.01)#	0.84	—	(1.94)	11.40	6.48	62,009	1.10	1.09	1.07	(0.06)	(0.04)	97
2004	11.52	(0.01)	1.74	—	(0.74)	12.51	15.04	28,639	1.18	1.15	1.20	(0.10)	(0.15)	148
2003	7.88	(0.03)	3.67	—	—	11.52	46.19	25,415	1.18	1.12	1.27	(0.26)	(0.41)	131

GS4 Class
2008(1)	$14.31	$0.03 #	$(1.28)	$—	$—	$13.06	(8.74)%	$397,762	1.15%	1.14%	1.26%	0.47%	0.35%	73%
2007	16.00	0.06 #	0.11	(0.05)	(1.81)	14.31	0.87	466,522	1.18	1.18	1.25	0.34	0.27	119
2006	15.61	(0.03)#	1.80	—	(1.38)	16.00	11.27	486,358	1.21	1.20	1.25	(0.20)	(0.25)	86
2005	16.48	(0.03)#	1.10	—	(1.94)	15.61	6.37	463,367	1.22	1.21	1.27	(0.19)	(0.26)	97
2004	14.99	(0.02)	2.25	—	(0.74)	16.48	14.89	432,763	1.25	1.22	1.37	(0.16)	(0.31)	148
2003	10.25	(0.04)	4.78	—	—	14.99	46.24	357,703	1.25	1.19	1.43	(0.34)	(0.58)	131

GS6 Class
2008(1)	$9.25	$0.01 #	$(0.82)	$—	$—	$8.44	(8.76)%	$16,385	1.43%	1.42%	1.65%	0.19%	(0.04)%	73%
2007	11.00	— †#	0.08	(0.02)	(1.81)	9.25	0.50	17,846	1.50	1.50	1.54	0.03	(0.01)	119
2006	11.16	(0.07)#	1.29	—	(1.38)	11.00	10.84	17,483	1.58	1.57	1.57	(0.57)	(0.57)	86
2005	12.34	(0.06)#	0.82	—	(1.94)	11.16	6.00	15,577	1.57	1.56	1.59	(0.53)	(0.56)	97
2004	11.41	(0.08)	1.75	—	(0.74)	12.34	14.66	17,875	1.50	1.47	1.69	(0.43)	(0.65)	148
2003	7.83	(0.04)	3.62	—	—	11.41	45.72	22,520	1.50	1.44	1.70	(0.59)	(0.85)	131

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	For the six months ended June 30, 2008. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.	133

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

For a Share Outstanding For the Years Ended December 31, unless otherwise indicated

											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Including Expense Reduction	Expenses, Before Waivers and Expense Reduction	Investment Income, Net	Investment Income/ (Loss), Excluding Waivers and Expense Reduction	Portfolio Turnover Rate
International Equity Fund
GS2 Class
2008(1)	$14.61	$0.26	#	$(1.83)	$—	$—	$—	$13.04	(10.75)%	$312,499	0.94%	0.93%	1.08%	3.85%	3.70%	54%
2007	15.80	0.26	#	1.79	(0.27)	(2.97)	—	14.61	13.21	279,652	0.96	0.96	1.07	1.55	1.44	66
2006	14.71	0.25		3.23	(0.35)	(2.04)	—	15.80	23.78	199,989	0.97	0.96	1.10	1.60	1.46	26
2005	12.93	0.29		1.99	(0.30)	(0.20)	—	14.71	17.66	176,819	0.97	0.95	1.12	1.59	1.43	30
2004	11.06	0.16		1.93	(0.22)	—	—	12.93	18.93	87,300	0.97	0.95	1.13	1.32	1.14	33
2003	8.26	0.08	#	2.90	(0.18)	—	—	11.06	36.06	50,390	0.97	0.95	1.14	0.86	0.67	33

GS4 Class
2008(1)	$18.32	$0.31	#	$(2.29)	$—	$—	$—	$16.34	(10.81)%	$1,311,293	1.12%	1.11%	1.28%	3.61%	3.44%	54%
2007	19.09	0.28	#	2.16	(0.24)	(2.97)	—	18.32	12.96	1,400,548	1.14	1.14	1.27	1.38	1.25	66
2006	17.37	0.26		3.82	(0.32)	(2.04)	—	19.09	23.58	1,254,839	1.15	1.14	1.29	1.43	1.28	26
2005	15.20	0.23		2.41	(0.27)	(0.20)	—	17.37	17.39	1,120,234	1.15	1.13	1.31	1.42	1.24	30
2004	12.96	0.17		2.26	(0.19)	—	—	15.20	18.80	1,072,556	1.15	1.13	1.31	1.22	1.04	33
2003	9.66	0.15	#	3.31	(0.16)	—	—	12.96	35.81	920,664	1.15	1.13	1.31	1.39	1.21	33

GS6 Class
2008(1)	$14.35	$0.22	#	$(1.79)	$—	$—	$—	$12.78	(10.94)%	$24,974	1.37%	1.37%	1.61%	3.29%	3.05%	54%
2007	15.59	0.19	#	1.75	(0.21)	(2.97)	—	14.35	12.68	27,798	1.40	1.40	1.54	1.11	0.97	66
2006	14.56	0.18		3.17	(0.28)	(2.04)	—	15.59	23.14	23,877	1.47	1.46	1.60	1.10	0.96	26
2005	12.80	0.13		2.06	(0.23)	(0.20)	—	14.56	17.15	19,123	1.45	1.43	1.64	1.11	0.91	30
2004	10.95	0.12		1.90	(0.17)	—	—	12.80	18.52	19,551	1.35	1.33	1.58	1.06	0.81	33
2003	8.19	0.10	#	2.80	(0.14)	—	—	10.95	35.47	20,434	1.36	1.34	1.50	1.14	0.98	33

#	Calculated using the average shares outstanding method.
(1)	For the six months ended June 30, 2008. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

134	See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. DESCRIPTION OF THE FUNDS

GuideStone Funds (the “Trust”) was organized as a Delaware statutory trust on March 2, 2000. The Trust has established twenty-four series (each a “Fund” and together, the “Funds”). Each Fund is a diversified, open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The MyDestination 2005, MyDestination 2015, MyDestination 2025, MyDestination 2035 and MyDestination 2045 Funds, each referred to as a “Date Target Fund” and together as the “Date Target Funds,” commenced operations on December 29, 2006. Effective June 1, 2008, the Blended Funds were renamed to provide shareholders with a more accurate depiction of their investment strategies and risk tolerance. All references to the Blended Funds category have been replaced with “Asset Allocation Funds.” The Conservative Allocation Fund (formerly Flexible Income Fund), Balanced Allocation Fund (formerly Growth & Income Fund), Growth Allocation Fund (formerly Capital Opportunities Fund), Aggressive Allocation Fund (formerly Global Equity Fund), Conservative Allocation Fund I (formerly Flexible Income Fund I), Balanced Allocation Fund I (formerly Growth & Income Fund I), Growth Allocation Fund I (formerly Capital Opportunities Fund I) and Aggressive Allocation Fund I (formerly Global Equity Fund I) are each referred to as an “Asset Allocation Fund” and together are referred to as the “Asset Allocation Funds.” The remaining Funds are each referred to as a “Select Fund” and are together referred to as the “Select Funds.” The Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund and Global Bond Fund are together referred to as the “Bond Funds.” The Equity Index Fund, Real Estate Securities Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund, and International Equity Fund are together referred to as the “Equity Funds.” The Money Market Fund is referred to as the “Money Market Fund.”

There are three classes of shares issued by the Funds — the GS2 Class, the GS4 Class and the GS6 Class, except for the Global Bond Fund and the Real Estate Securities Fund, which issued the GS4 Class only, and the Date Target Funds, which issued the GS4 Class and the GS6 Class only. The Conservative Allocation Fund I, Balanced Allocation Fund I, Growth Allocation Fund I and Aggressive Allocation Fund I issued the GS2 Class only. All classes of shares have identical voting, dividend and liquidation rights. The distribution fee (class specific expense) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Prior to June 1, 2007, GS8 Class shares of the Funds were also available. On June 1, 2007, shares of the GS8 Class of each Fund were exchanged at each Fund’s applicable net asset value for equivalent shares of the GS6 Class of the same Fund and the GS8 Class was terminated.

Each Fund is a separate mutual fund with its own investment objective, strategies and risks. The Select Funds invest directly in particular types of fixed income obligations, stocks and other investments. The Asset Allocation and Date Target Funds primarily invest in a different mix of the Select Funds to meet a specified investment strategy. The Asset Allocation and Date Target Funds are commonly referred to as “Fund of Funds”.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

a. Valuation of Securities

The Funds (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by or under the direction of the Board of Trustees. Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price. Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and asked prices available. Asset-backed and mortgage-backed securities are valued at the last bid price. Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price. Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and asked prices; those maturing in 60 days or less are valued at amortized cost. Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded. Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market. Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty. To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Certain fixed income securities are valued by the sub-adviser using various methodologies. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees. For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, a Valuation Committee meeting may be called. The Trust uses Interactive Data (“ID”) as a third party fair valuation vendor. ID provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by ID in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by ID.

The Money Market Fund uses the amortized cost method, which approximates market value, to determine the value of its portfolio securities.

The Asset Allocation and Date Target Funds value their investments in the underlying Select Funds daily at the closing net asset value of each respective Select Fund.

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds adopted FAS 157 as of the commencement of investment operations, January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the fair value hierarchy for each Fund is included at the end of each Fund’s Schedule of Investments.

b. Repurchase Agreements

Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

c. Derivative Financial Instruments

The Funds may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, the intended purchase of securities or to gain market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.

Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities, associated with both option contracts and swap contracts. The Funds bear the market risk arising from any change in index values or interest rates.

Forward Foreign Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Foreign Currency Options and Futures — The International Equity Fund, Small Cap Equity Fund and the Bond Funds may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

TBAs — The Bond Funds and the Small Cap Equity Fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described under “Valuation of Securities” above.

Dollar Rolls — During the period ended June 30, 2008, the Trust entered into dollar roll transactions,

pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts.

Swap Agreements — Each Select Fund may enter into swap agreements. The Equity Funds may enter into equity swap contracts, the Bond Funds and the Small Cap Equity Fund may enter into interest rate and credit default swaps, the International Equity and Bond Funds may enter into currency swaps and each Select Fund may enter into total return swaps.

Swap agreements are the exchange of one security or asset for another. A swap may be entered into in order to, among other things, change the maturity of a fund’s portfolio, to protect a fund’s value from changes in interest rates, to expose a fund to a different security or market, or to help a fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index, or that the counterparty will not fulfill its obligation under the agreement. Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.

d. Foreign Currency Translations

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

e. Dividends and Distributions to Shareholders

Dividends from net investment income for the Money Market Fund are declared daily and paid monthly. Dividends from net investment income for the Bond Funds are declared and paid monthly. Dividends from net investment income, if any, for the Equity Index Fund, Real Estate Securities Fund, Value Equity Fund and Growth Equity Fund are declared and paid semi-annually. Dividends from net investment income, if any, for the Small Cap Equity Fund, International Equity Fund, the Asset Allocation Funds and the Date Target Funds are declared and paid annually. Net realized capital gains, if any, will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

f. Security Transactions, Income and Realized Gains and Losses

Security transactions are accounted for on the date securities are purchased or sold (the trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily, including the amortization of market premium and the accretion of market discount. Realized gains and losses from security transactions are on an identified cost basis.

g. Expenses

Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds of the Trust are generally allocated to each Fund in proportion to their relative net assets. Each class of shares bears its pro-rata portion of expenses attributable to its class, except that each class separately bears expenses related specifically to that class, such as printing, registration, transfer agent, shareholder servicing and distribution fees.

h. REITs

The Real Estate Securities Fund invests substantial assets in real estate investment trusts (REITs) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general.

Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

i. Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by cash equivalents deposited in an account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.

The Equity Funds may sell short exchange-listed equity futures contracts to reduce market exposure. The Date Target Funds, Asset Allocation Funds, Bond Funds and Small Cap Equity Fund may sell short U.S. Treasury securities and exchange-listed U.S. Treasury futures contracts to reduce market exposure. The Low-Duration Bond, Medium-Duration Bond and Small Cap Equity Funds will occasionally enter into a short sale to initiate a dollar roll transaction.

At June 30, 2008, the value of securities sold short in the Low-Duration Bond Fund and the Medium-Duration Bond Fund amounted to $151,337,152 and $16,479,690 respectively.

j. Loan Participations

Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Bond Funds and the Small Cap Equity Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary.

The Bond Funds and the Small Cap Equity Fund invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a. Investment Advisory Fees

Pursuant to a separate investment advisory agreement, GuideStone Capital Management (“GSCM” or “Investment Advisor”) acts as the Investment Advisor to the Funds. As Investment Advisor it supervises the investments of the Funds and for such services is paid a fee. GSCM and the Trust have entered into sub-advisory agreements with various sub-advisers to manage each Select Fund’s investments. Under the general supervision of GSCM, the sub-advisers make the day-to-day investment decisions for the Select Funds and for such services each sub-adviser receives a fee from the Funds.

The advisory fees paid to GSCM and aggregate sub-advisory fees paid to the sub-advisers, listed at the end of this report, are computed daily based upon the net assets of each Fund. The actual advisory fees accrued and the sub-advisory fees accrued during the six months ended June 30, 2008, based upon average daily net assets, were as follows:

Fund	Advisory Fees	Sub-Adviser Fees
MyDestination 2005	0.10%	—
MyDestination 2015	0.10%	—
MyDestination 2025	0.10%	—
MyDestination 2035	0.10%	—
MyDestination 2045	0.10%	—
Conservative Allocation	0.10%	—
Balanced Allocation	0.10%	—
Growth Allocation	0.10%	—
Aggressive Allocation	0.10%	—
Conservative Allocation I	0.10%	—
Balanced Allocation I	0.10%	—
Growth Allocation I	0.10%	—
Aggressive Allocation I	0.10%	—
Money Market	0.09%	0.07%
Low-Duration Bond	0.13%	0.21%
Medium-Duration Bond	0.21%	0.20%
Extended-Duration Bond	0.25%	0.21%
Global Bond	0.21%	0.21%
Equity Index	0.13%	0.02%
Real Estate Securities	0.28%	0.61%
Value Equity	0.40%	0.22%
Growth Equity	0.45%	0.38%
Small Cap Equity	0.27%	0.69%
International Equity	0.47%	0.46%

For the six months ended June 30, 2008, advisory fees and waivers for each Fund were as follows:

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee (Reimbursement)
MyDestination 2005	$31,282	$(126,510)	$(95,228)
MyDestination 2015	88,558	(71,426)	17,132
MyDestination 2025	55,543	(97,201)	(41,658)
MyDestination 2035	19,528	(130,142)	(110,614)
MyDestination 2045	7,454	(127,235)	(119,781)
Conservative Allocation	162,840	(88,822)	74,018
Balanced Allocation	643,033	(108,357)	534,676
Growth Allocation	507,830	(88,998)	418,832
Aggressive Allocation	457,802	(85,435)	372,367
Conservative Allocation I	32,629	(39,106)	(6,477)
Balanced Allocation I	170,445	12,577	183,022
Growth Allocation I	116,628	6,485	123,113
Aggressive Allocation I	88,671	(5,450)	83,221
Money Market	501,265	(4,612)	496,653
Low-Duration Bond	516,604	(337,788)	178,816
Medium-Duration Bond	1,277,242	(503,980)	773,262

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee (Reimbursement)
Extended-Duration Bond	$707,946	$(71,841)	$636,105
Global Bond	140,686	(12,762)	127,924
Equity Index	296,989	(157,230)	139,759
Real Estate Securities	153,988	(122,580)	31,408
Value Equity	3,025,259	(104,954)	2,920,305
Growth Equity	3,507,004	(665,623)	2,841,381
Small Cap Equity	683,561	(250,140)	433,421
International Equity	3,937,665	(1,339,927)	2,597,738

b. Distribution and Shareholder Servicing Fees

The Board of Trustees has adopted Shareholder Service Plans for the GS4 and GS6 Class of each Select Fund and the GS6 Class of each Asset Allocation and Date Target Fund (“Service Plans”) and a separate Plan of Distribution for the GS6 Class of each Select Fund, Asset Allocation Fund and Date Target Fund pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”).

Under the Service Plans, the GS4 and GS6 Class of each Select Fund and the GS6 Class of each applicable Asset Allocation and Date Target Fund are authorized to pay fees to parties that provide services for and maintain shareholder accounts. The GS4 and GS6 Class of each Select Fund are authorized to pay service fees of 0.19% and 0.30% of average daily net assets, respectively. The GS6 Class of each applicable Asset Allocation and Date Target Fund is authorized to pay shareholder servicing fees of 0.11% of average daily net assets.

Under the 12b-1 Plan, the assets of each Select Fund, Asset Allocation Fund and Date Target Fund may be used to compensate GuideStone Financial Resources, the Distributor or others for certain expenses relating to the distribution of shares of the Funds to investors. Under the 12b-1 Plan, the maximum amount payable as a percentage of average daily net assets on an annual basis is 0.10% by the GS6 Class of each Select Fund, Asset Allocation Fund and Date Target Fund.

c. Expense Limitation

GSCM has agreed, through April 30, 2009, to waive fees and reimburse expenses of the GS2 Class, GS4 Class and GS6 Class of each Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, the annual percentage rate of each class’s average daily net assets as follows:

Fund	GS2 Class	GS4 Class	GS6 Class
MyDestination 2005	NA	0.20%	0.50%
MyDestination 2015	NA	0.20%	0.50%
MyDestination 2025	NA	0.20%	0.50%
MyDestination 2035	NA	0.20%	0.50%
MyDestination 2045	NA	0.20%	0.50%
Conservative Allocation	NA	0.12%	0.45%
Balanced Allocation	NA	0.12%	0.45%
Growth Allocation	NA	0.12%	0.45%
Aggressive Allocation	NA	0.12%	0.45%
Conservative Allocation I	0.15%	NA	NA
Balanced Allocation I	0.15%	NA	NA
Growth Allocation I	0.15%	NA	NA
Aggressive Allocation I	0.15%	NA	NA
Money Market	0.20%	0.39%	0.80%
Low-Duration Bond	0.36%	0.52%	0.91%
Medium-Duration Bond	0.48%	0.58%	0.93%
Extended-Duration Bond	0.63%	0.69%	0.97%
Global Bond	NA	1.02%	NA
Equity Index	0.23%	0.37%	0.60%
Real Estate Securities	NA	1.29%	NA
Value Equity	0.74%	0.85%	1.14%
Growth Equity	0.88%	0.97%	1.29%
Small Cap Equity	1.12%	1.15%	1.43%
International Equity	0.94%	1.12%	1.37%

Each Fund in turn agrees to reimburse GSCM for any operating expenses in excess of the expense limitation paid, waived or assumed by GSCM for that Fund during the limitation period, provided GSCM would not be entitled to reimbursement for any amount that would cause operating expenses to exceed the expense limitation during the year in which the reimbursement would be made, and provided further that no amount will be reimbursed by the Fund more than three years after the year in which it was incurred or waived by GSCM.

At June 30, 2008 the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

	GS2 Class	GS4 Class	GS6 Class
MyDestination 2005	NA	$173,153	$53,570
MyDestination 2015	NA	79,197	49,496
MyDestination 2025	NA	131,092	50,939
MyDestination 2035	NA	185,303	56,432
MyDestination 2045	NA	176,758	64,870
Conservative Allocation	NA	483,351	21,833
Balanced Allocation	NA	323,697	12,299
Growth Allocation	NA	313,065	14,521
Aggressive Allocation	NA	337,217	6,315
Conservative Allocation I	$221,413	NA	NA
Balanced Allocation I	NA	NA	NA
Growth Allocation I	87,356	NA	NA
Aggressive Allocation I	104,999	NA	NA
Money Market	NA	NA	46,391
Low-Duration Bond	115,712	1,504,473	79,638
Medium-Duration Bond	NA	2,375,833	21,250
Extended-Duration Bond	NA	292,407	12,223
Global Bond	NA	NA	NA
Equity Index	2,661	478,202	86,143
Real Estate Securities	NA	142,862	NA
Value Equity	NA	6,388,860	13,899
Growth Equity	6,474	3,713,734	44,709
Small Cap Equity	NA	927,903	25,161
International Equity	972,798	6,135,734	125,656

During the six months ended June 30, 2008, GSCM recaptured the following amounts:

	GS2 Class	GS4 Class
Balanced Allocation I	$12,577	NA
Growth Allocation I	6,485	NA
Growth Equity	12,582	—

d. Brokerage Service and Other Arrangements

The Investment Advisor directs the sub-advisers to place security trades with designated brokers who have agreed to pay certain custody, transfer agency or other operating expenses through the use of Brokerage Service Arrangements on behalf of the Equity Funds.

Fund	Expenses Paid Through Brokerage Service Arrangements
Value Equity	$49,572
Growth Equity	50,904
Small Cap Equity	16,398
International Equity	35,226

e. Administrator, Transfer Agent and Distributor

Certain employees of PNC Global Investment Servicing (U.S.), Inc. (“PNC”), formerly known as PFPC, Inc., an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc., are officers of the Funds. PNC serves as Administrator and Transfer Agent of the Funds.

For its services as Administrator, PNC is entitled to receive fees, computed daily and paid monthly, based upon the average daily net assets of each Fund. The fees, excluding out of pocket expenses, currently range between 0.004% and 0.02% of average daily net assets. For its services as Transfer Agent, PNC receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the six months ended June 30, 2008, PNC received $1,714,943 in aggregate fees and expenses for services rendered under the various agreements described above.

PFPC Distributors, Inc. (“PDI”), also an indirect, wholly owned subsidiary of The PNC Financial Services Group, Inc., serves as the Distributor for the Funds. The Funds do not pay any fees to PDI in its capacity as Distributor. The fees are paid by GSCM.

4. SECURITIES LENDING

Through an agreement with The Northern Trust Company (“Northern Trust”) (the Funds’ custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. The Select Funds receive cash or U.S. Government securities as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term money market fund of Northern Trust. At June 30, 2008, the market values of loaned securities and collateral received were as follows:

Fund	Value of Securities Loaned	Value of Collateral
Money Market	$6,030,320	$6,120,000
Low-Duration Bond	98,992,357	101,052,603
Medium-Duration Bond	127,037,687	129,641,599
Extended-Duration Bond	43,616,241	44,639,752
Global Bond	24,484,534	25,070,608
Equity Index	30,313,433	31,386,372
Real Estate Securities	54,122,608	55,211,103
Value Equity	132,605,210	137,988,044
Growth Equity	161,650,866	166,028,518
Small Cap Equity	206,729,943	215,005,582
International Equity	272,957,833	287,196,178

5. 10% SHAREHOLDERS

The Date Target and Asset Allocation Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments made by each Date Target and Asset Allocation Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At June 30, 2008, the Asset Allocation Funds were the owner of record of the following approximate percentages of the total outstanding shares of the underlying funds as detailed below:

Fund	Conservative Allocation	Balanced Allocation	Growth Allocation	Aggressive Allocation	Conservative Allocation I	Balanced Allocation I	Growth Allocation I	Aggressive Allocation I
Low-Duration Bond	27.84%	22.01%	8.81%	—	8.07%	8.60%	2.98%	—
Medium-Duration Bond	—	21.83	8.59	—	—	0.10	0.03	—
Extended-Duration Bond	—	17.51	6.87	—	—	9.24	3.14	—
Global Bond	—	16.03	6.39	—	—	4.29	1.48	—
Equity Index	0.99	7.72	9.13	10.86%	0.36	3.78	3.87	3.87%
Value Equity	1.38	10.63	12.60	14.98	0.52	5.40	5.54	5.54
Growth Equity	1.38	10.66	12.66	15.30	0.44	4.53	4.66	4.73
Small Cap Equity	1.02	7.84	9.22	11.27	0.30	3.13	3.19	3.27
International Equity	1.31	10.34	12.17	14.69	0.33	3.47	3.54	3.59

As of June 30, 2008, the Date Target Funds did not own 10% or more of the total outstanding shares of the underlying funds they invested in.

6. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2008, the cost of purchases and proceeds from sales and maturities (other than short-term and U.S. Government obligations) for each Fund were as follows:

	Purchases	Sale and Maturity Proceeds
MyDestination 2005	$13,629,857	$3,754,583
MyDestination 2015	39,115,567	9,072,266
MyDestination 2025	25,569,116	3,683,500
MyDestination 2035	12,839,536	544,000
MyDestination 2045	6,206,763	165,000
Conservative Allocation	21,312,834	11,250,000
Balanced Allocation	145,486,620	168,550,000
Growth Allocation	86,809,616	116,600,000
Aggressive Allocation	44,510,152	78,500,000
Conservative Allocation I	4,596,543	4,158,000
Balanced Allocation I	48,399,199	36,739,000
Growth Allocation I	26,952,727	24,913,395
Aggressive Allocation I	11,338,088	17,533,396
Low-Duration Bond	1,977,805,473	2,015,051,108
Medium-Duration Bond	4,614,460,686	4,600,944,257
Extended-Duration Bond	136,926,663	164,968,974
Global Bond	154,049,989	230,971,991
Equity Index	7,415,648	28,750,209
Real Estate Securities	72,272,686	41,954,765
Value Equity	473,001,905	494,066,852
Growth Equity	471,501,246	510,640,136
Small Cap Equity	218,090,982	230,407,162
International Equity	1,027,118,190	866,061,747
For the six months ended June 30, 2008, the cost of purchases and proceeds from sales and maturities of long-term U.S. Government obligations for each Fund were as follows:

	Purchases	Sale and Maturity Proceeds
MyDestination 2005	$5,936,556	$5,957,014
MyDestination 2015	8,335,919	8,623,718
MyDestination 2025	3,017,779	3,067,553
MyDestination 2035	419,088	419,248
Conservative Allocation	12,484,076	12,520,934
Balanced Allocation	33,811,927	36,281,578
Growth Allocation	11,628,369	12,704,395
Conservative Allocation I	3,332,463	5,946,304
Balanced Allocation I	5,196,860	2,907,297
Growth Allocation I	2,297,407	—
Low-Duration Bond	766,767,274	750,347,899
Medium-Duration Bond	270,741,951	279,120,441
Extended-Duration Bond	1,163,895	20,246,346
Global Bond	800,669	—
Small Cap Equity	148,051,407	148,620,130

Futures Contracts

Investments as of June 30, 2008, included cash and securities that were valued and pledged as collateral to cover initial margin deposits. The market value of this collateral and open futures contracts is as follows:

	Open Long (Short) Contracts	Notional Value on Futures	Net Unrealized Gain (Loss) on Futures
MyDestination 2005
September 2008 S&P 500® E-Mini	7	$448,385	$(20,072)

MyDestination 2015
September 2008 S&P 500® E-Mini	26	$1,665,430	$(70,506)

MyDestination 2025
September 2008 S&P 500® E-Mini	18	$1,152,990	$(50,464)

MyDestination 2035
September 2008 S&P 500® E-Mini	12	$768,660	$(25,115)

MyDestination 2045
September 2008 S&P 500® E-Mini	9	$576,495	$(22,292)

Conservative Allocation Fund
September 2008 S&P 500®	3	$960,825	$(41,613)

Balanced Allocation Fund
September 2008 S&P 500®	17	$5,444,675	$(319,772)

Growth Allocation Fund
September 2008 S&P 500®	21	$6,725,775	$(390,164)

Aggressive Allocation Fund
September 2008 S&P 500®	31	$9,928,525	$(571,645)

Conservative Allocation Fund I
September 2008 S&P 500® E-Mini	4	$256,220	$(9,831)

Balanced Allocation Fund I
September 2008 S&P 500® E-Mini	32	$2,049,760	$(103,189)

Growth Allocation Fund I
September 2008 S&P 500® E-Mini	28	$1,793,540	$(85,731)

Aggressive Allocation Fund I
September 2008 S&P 500® E-Mini	39	$2,498,145	$(115,941)

Low-Duration Bond Fund
December 2008 90-Day Euro	350	$84,717,500	$(26,121)
December 2008 90-Day Sterling	94	21,947,136	(186,858)
December 2009 90-Day Euro	40	9,593,500	(169,737)
December 2009 90-Day Sterling	104	24,298,769	(118,091)
December 2010 90-Day Euro	(9)	(2,144,925)	7,248
June 2009 90-Day Euro	(2)	(1,929,400)	6,713
June 2009 90-Day Sterling	136	31,777,007	(117,717)
June 2010 90-Day Euro	(9)	(2,150,438)	7,660
March 2009 90-Day Euro	58	14,018,600	27,342
March 2010 90-Day Euro	(12)	(2,872,350)	8,613
March 2011 90-Day Euro	(9)	(2,143,800)	6,535
September 2008 2-Year U.S. Treasury Note	(153)	(32,314,078)	(194,413)
September 2008 5-Year U.S . Treasury Note	(565)	(62,463,398)	(660,015)
September 2008 90-Day Euro	94	22,811,450	420,442
September 2008 90-Day Sterling	135	31,561,839	(300,563)
September 2008 Euro-BOBL	8	1,332,368	(21,184)

	Open Long (Short) Contracts	Notional Value on Futures	Net Unrealized Gain (Loss) on Futures
September 2008 Euro-Bund	30	$5,222,628	$(64,106)
September 2008 U.S. Long Treasury Bond	(332)	(38,377,125)	134,078
September 2008 10-Year U.S. Treasury Note	691	78,720,016	192,463
September 2008 Euro-Schatz	(155)	(24,971,463)	(28,065)
September 2008 Long Gilt	(14)	(2,910,984)	47,127
September 2009 90-Day Euro	126	30,307,725	122,163
September 2009 90-Day Sterling	81	18,928,028	(88,027)
September 2010 90-Day Euro	(9)	(2,147,512)	7,510

			$(987,003)

Medium-Duration Bond Fund
December 2008 90-Day Euro	518	$125,381,900	$(43,163)
December 2008 90-Day Sterling	274	63,973,568	(516,082)
December 2009 90-Day Euro	272	65,235,800	(399,800)
June 2009 90-Day Euro	323	77,899,525	154,950
March 2009 90-Day Euro	119	28,762,300	38,890
March 2009 90-Day Sterling	22	5,138,481	(24,911)
March 2010 90-Day Euro	132	31,595,850	(127,050)
September 2008 2-Year U.S. Treasury Note	(1,435)	(303,076,484)	(1,006,409)
September 2008 5-Year U.S . Treasury Note	(1,123)	(124,152,914)	(417,572)
September 2008 90-Day Euro	51	12,376,425	(29,538)
September 2008 90-Day Sterling	200	46,758,280	(460,586)
September 2008 Euro-BOBL	(198)	(32,976,100)	498,142
September 2008 Euro-Bund	56	9,748,906	147,243
September 2008 Euro-Bund	(56)	(9,748,906)	(158,233)
September 2008 U.S. Long Treasury Bond	(746)	(86,232,938)	(118,165)
September 2008 10-Year U.S. Treasury Note	1,154	131,465,844	850,414
September 2008 Euro-Schatz	(193)	(31,093,499)	(34,945)
September 2008 Long Gilt	(46)	(9,564,663)	154,845
September 2009 90-Day Euro	573	137,827,988	20,850

			$(1,471,120)

Global Bond Fund
September 2008 5-Year U.S. Treasury Note	45	$4,974,961	$32,408
September 2008 90-Day Euro	77	18,685,975	(61,023)
September 2008 Euro-BOBL	27	4,496,741	(65,379)
September 2008 Euro-Bund	9	1,566,788	(25,435)
September 2008 10-Year U.S. Treasury Note	(13)	(1,480,984)	(18,956)

			$(138,385)

Equity Index Fund
September 2008 S&P 500®	31	$9,928,525	$(545,382)

Real Estate Securities Fund
September 2008 Russell 2000® IMM-Mini	47	$3,250,990	$(71,741)

Value Equity Fund
September 2008 S&P 500®	177	$56,688,675	$(2,472,353)
September 2008 S&P 500® E-Mini	52	3,330,860	(61,069)

			$(2,533,422)

Growth Equity Fund
September 2008 S&P 500®	139	$44,518,225	$(2,120,691)

Small Cap Equity Fund
September 2008 90-Day Euro	10	$2,426,750	$(1,738)

	Open Long (Short) Contracts	Notional Value on Futures	Net Unrealized Gain (Loss) on Futures
December 2008 90-Day Euro	5	$1,210,250	$(4,863)
March 2009 90-Day Euro	90	21,753,000	11,325
September 2008 90-Day EURIBOR	3	1,120,914	(18,917)
December 2008 90-Day EURIBOR	14	5,221,014	(52,048)
September 2008 5-Year U.S . Treasury Note	(19)	(2,100,539)	(4,228)
September 2008 90-Day Sterling	5	1,168,957	(17,045)
December 2008 90-Day Sterling	13	3,035,242	(51,057)
March 2009 90-Day Sterling	13	3,036,375	2,187
September 2008 Euro-BOBL	19	3,164,373	(31,914)
September 2008 Russell 2000® IMM-Mini	904	62,529,680	(3,359,899)
September 2008 2-Year U.S. Treasury Note	7	1,478,422	(176)
September 2008 10-Year U.S. Treasury Note	(51)	(5,810,016)	(2,411)
September 2008 U.S. Long Treasury Bond	34	3,930,188	20,791

			$(3,509,993)

International Equity Fund
July 2008 CAC-40 Index	16	$1,119,501	$(54,953)
July 2008 AEX Index	43	5,769,531	(426,568)
September 2008 DAX Index Future	(13)	(3,315,804)	202,111
July 2008 Hang Seng Index	16	2,269,518	(59,618)
July 2008 IBEX 35	(19)	(3,575,999)	243,592
July 2008 OMXS30 Index Future	(134)	(1,919,069)	206,136
July 2008 MSCI Singapore Index	2	105,340	(1,579)
September 2008 S&P/MIB Index	7	1,635,325	(87,010)
September 2008 TOPIX Index	60	7,450,205	(387,670)
September 2008DJ Euro Stoxx	333	17,721,132	(925,920)
September 2008 SPI 200 Futures	(16)	(1,991,314)	137,324
September 2008 FTSE 100 Index	138	15,524,824	(550,440)

			$(1,704,595)

Forward Foreign Currency Contracts

As of June 30, 2008, the following Funds have forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

Fund/Expiration Date	Currency to be Delivered	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
Low-Duration Bond Fund
07/09/08	Euro	4,981,000	US Dollars	7,686,979	$(151,597)
07/09/08	British Pounds	4,049,000	US Dollars	7,875,953	(183,069)
07/23/08	Euro	108,779	US Dollars	169,834	(1,222)
07/23/08	US Dollars	169,794	Euro	108,779	1,262
07/23/08	Euro	175,221	US Dollars	275,727	190
07/23/08	US Dollars	275,504	Euro	175,221	2,033
07/24/08	Euro	4,448,000	US Dollars	6,922,734	(71,415)
07/28/08	US Dollars	4,504,666	Japanese Yen	485,603,000	76,074
07/28/08	Japanese Yen	339,025,296	US Dollars	3,176,000	(22,058)
08/11/08	US Dollars	143,283	Canadian Dollars	145,000	(1,174)
08/11/08	British Pounds	2,898,000	US Dollars	5,703,620	(49,424)
08/11/08	US Dollars	10,564,140	British Pounds	5,333,000	22,812
08/11/08	British Pounds	2,430,000	US Dollars	4,815,920	(8,062)
10/10/08	US Dollars	4,360,000	Chinese Yuan	29,961,920	80,425
10/10/08	US Dollars	3,840,537	Chinese Yuan	26,334,560	62,305
10/10/08	US Dollars	4,238,220	Chinese Yuan	28,747,845	22,277

					$(220,643)

Fund/Expiration Date	Currency to be Delivered	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
Medium-Duration Bond Fund
07/02/08	US Dollars	3,175,344	Chinese Yuan	21,780,000	$2,224
07/02/08	Chinese Yuan	21,780,000	US Dollars	3,175,344	(2,224)
07/02/08	US Dollar	972,000	Brazilian Real	1,858,950	186,987
07/02/08	Brazilian Real	1,858,950	US Dollars	1,099,751	(59,237)
07/02/08	US Dollar	973,000	Brazilian Real	1,856,971	184,753
07/02/08	Brazilian Real	1,856,971	US Dollars	1,132,299	(25,454)
07/02/08	US Dollar	972,000	Brazilian Real	1,860,408	187,896
07/02/08	Brazilian Real	1,860,408	US Dollars	1,134,395	(25,501)
07/02/08	US Dollars	3,000,000	Chinese Yuan	21,780,000	178,294
07/02/08	Chinese Yuan	21,780,000	US Dollars	3,172,615	(5,679)
07/09/08	Euro	1,742,179	US Dollars	2,701,187	(40,471)
07/10/08	US Dollars	512,000	Russian Rubles	12,980,480	41,331
07/10/08	Russian Rubles	12,980,480	US Dollars	544,255	(9,076)
07/10/08	US Dollars	2,928,042	Russian Rubles	74,079,460	229,810
07/10/08	Russian Rubles	74,079,460	US Dollars	3,106,057	(51,795)
07/10/08	US Dollars	512,000	Russian Rubles	12,981,760	41,385
07/10/08	Russian Rubles	12,981,760	US Dollars	544,309	(9,077)
07/10/08	US Dollars	2,747,000	Russian Rubles	68,221,745	161,150
07/10/08	Russian Rubles	68,221,745	US Dollars	2,860,451	(47,699)
07/24/08	Euro	5,576,000	US Dollars	8,678,320	(89,526)
07/28/08	US Dollars	2,956,820	Japanese Yen	318,745,226	49,935
07/28/08	US Dollars	1,395,050	Japanese Yen	150,000,000	19,914
07/28/08	Japanese Yen	150,000,000	US Dollars	1,405,205	(9,760)
07/28/08	US Dollars	1,697,039	Japanese Yen	182,940,774	28,659
07/28/08	Japanese Yen	182,940,774	US Dollars	1,713,795	(11,903)
08/04/08	US Dollars	1,345,000	Malaysian Ringit	4,326,865	(20,612)
08/05/08	Canadian Dollars	667,776	US Dollars	661,081	6,569
08/05/08	Euro	1,448,485	US Dollars	2,291,330	15,109
08/11/08	British Pounds	2,540,000	US Dollars	4,999,032	(43,318)
08/11/08	British Pounds	2,130,000	US Dollars	4,221,362	(7,066)
08/15/08	Hungarian Forint	150,021,381	US Dollars	904,016	(91,670)
10/10/08	US Dollars	2,480,599	Chinese Yuan	17,009,464	40,243
10/10/08	US Dollars	2,816,000	Chinese Yuan	19,351,552	51,944
10/10/08	US Dollars	1,894,479	Chinese Yuan	12,850,250	9,958
10/10/08	US Dollars	3,226,667	Chinese Yuan	21,780,000	1,179
11/19/08	US Dollars	365,338	Russian Rubles	9,062,200	18,914
12/02/08	US Dollars	1,879,675	Brazilian Real	3,199,207	38,923
12/02/08	Brazilian Real	245,228	US Dollars	135,000	(12,065)
12/02/08	US Dollars	144,082	Brazilian Real	245,228	2,983
12/02/08	Brazilian Real	228,000	US Dollars	125,000	(11,734)
12/02/08	US Dollars	133,960	Brazilian Real	228,000	2,774
12/02/08	Brazilian Real	146,120	US Dollars	80,000	(7,630)
12/02/08	US Dollars	85,852	Brazilian Real	146,120	1,778
12/02/08	Brazilian Real	237,055	US Dollars	130,000	(12,164)
12/02/08	US Dollars	139,280	Brazilian Real	237,055	2,884
12/02/08	Brazilian Real	183,350	US Dollars	100,000	(9,957)
12/02/08	US Dollars	107,726	Brazilian Real	183,350	2,231
12/02/08	Brazilian Real	36,670	US Dollars	20,000	(1,991)
12/02/08	US Dollars	21,545	Brazilian Real	36,670	446
12/02/08	Brazilian Real	408,940	US Dollars	230,000	(15,245)
12/02/08	US Dollars	240,270	Brazilian Real	408,940	4,975
05/06/09	US Dollars	6,895,336	Russian Rubles	168,263,445	157,300

					$1,049,694

Fund/Expiration Date	Currency to be Delivered	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
Global Bond Fund
08/05/08	Turkish Lira	1,821,870	Euro	930,000	$(4,935)
08/05/08	US Dollars	545,059	Australian Dollars	587,221	14,991
08/05/08	US Dollars	1,120,838	Canadian Dollars	1,130,208	(13,081)
08/05/08	US Dollars	501,411	Canadian Dollars	510,000	(1,541)
08/05/08	US Dollars	1,589,560	Euro	1,000,000	(18,111)
08/05/08	US Dollars	2,960,958	Euro	1,870,000	(22,348)
08/05/08	US Dollars	398,489	Euro	250,898	(4,215)
08/05/08	US Dollars	9,815,783	Japanese Yen	1,011,467,400	(270,402)
08/05/08	US Dollars	5,862,105	Japanese Yen	600,226,840	(197,667)
08/05/08	US Dollars	400,664	Mexican Pesos	4,246,240	8,827
08/05/08	US Dollars	123,732	South African Rand	988,065	1,161
08/05/08	Australian Dollars	603,028	US Dollars	562,095	(13,030)
08/05/08	Australian Dollars	250,000	US Dollars	232,913	(5,519)
08/05/08	Australian Dollars	631,336	US Dollars	588,424	(13,699)
08/05/08	Euro	279,420	US Dollars	441,419	2,325
08/05/08	Euro	808,255	US Dollars	1,284,762	14,630
08/05/08	Euro	4,967,336	US Dollars	7,857,730	51,812
08/05/08	Euro	5,141,675	US Dollars	8,131,045	51,164
08/05/08	Euro	500,000	US Dollars	783,865	(1,860)
08/05/08	Euro	200,000	US Dollars	309,900	(4,390)
08/05/08	Euro	770,000	US Dollars	1,183,975	(26,041)
08/05/08	British Pounds	200,000	US Dollars	394,740	(2,474)
08/05/08	British Pounds	500,000	US Dollars	982,625	(10,411)
08/05/08	British Pounds	1,700,000	US Dollars	3,346,620	(29,702)
08/05/08	British Pounds	500,000	US Dollars	981,100	(11,936)
08/05/08	Hungarian Forint	359,036,188	US Dollars	2,241,874	(144,411)
08/05/08	Japanese Yen	128,025,470	US Dollars	1,250,261	42,064
08/05/08	Japanese Yen	122,796,100	US Dollars	1,199,181	40,334
08/05/08	Japanese Yen	62,658,000	US Dollars	600,000	8,686
08/05/08	Japanese Yen	125,860,000	US Dollars	1,182,617	(5,144)
08/05/08	Turkish Lira	1,752,060	US Dollars	1,281,683	(128,511)
08/12/08	US Dollars	667,198	Indonesian Rupiahs	6,231,625,000	3,538
08/12/08	US Dollars	1,146,084	Indian Rupees	47,700,000	(46,461)
08/12/08	US Dollars	678,032	South Korean Won	700,000,000	(9,991)
08/12/08	US Dollars	643,511	Malaysian Ringgits	2,048,938	(16,336)
08/12/08	US Dollars	600,000	Malaysian Ringgits	1,938,900	(6,508)
08/12/08	Brazilian Real	648,165	US Dollars	379,933	(19,961)

					$(789,153)

Fund/Expiration Date	Currency to be Delivered	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
Small Cap Equity Fund
08/05/08	Euro	330,000	US Dollars	522,020	$3,442
08/05/08	Euro	80,685	US Dollars	124,140	(2,652)

					$790

International Equity Fund
07/31/08	Euro	13,749,500	US Dollars	21,363,630	$(248,396)
07/31/08	British Pounds	5,875,000	US Dollars	11,620,515	(52,032)
09/17/08	Australian Dollars	2,462,000	US Dollars	2,321,235	(14,259)
09/17/08	Swiss Francs	2,324,000	US Dollars	2,272,838	(3,781)
09/17/08	Danish Kroner	2,657,000	US Dollars	557,572	(928)
09/17/08	Euro	1,355,000	US Dollars	2,092,376	(32,288)
09/17/08	US Dollars	848,669	British Pounds	433,000	8,519
09/17/08	US Dollars	202,143	Hong Kong Dollars	1,575,000	166
09/17/08	US Dollars	1,577,242	Japanese Yen	167,104,000	3,364
09/17/08	US Dollars	12,884,859	Norwegian Krone	67,351,000	232,804
09/17/08	US Dollars	269,002	Swedish Kronor	1,605,000	(3,675)
09/17/08	Singapore Dollars	1,023,000	US Dollars	753,689	(1,043)
09/17/08	US Dollars	735	Singapore Dollars	1,000	3

					$(111,546)

Options Written

Transactions in options written during the six months ended June 30, 2008, were as follows:

Low-Duration Bond Fund	Number of Contracts	Premiums Received
Options written, 12/31/07	91,760	$4,422,364

Options written	14,645	6,531,717
Options expired	(383)	(52,902)
Options closed	(15,750)	(2,434,928)

Options written, 06/30/08	90,272	$8,466,251

Medium-Duration Bond Fund	Number of Contracts	Premiums Received
Options written, 12/31/07	122,568	$5,592,094

Options written	12,299	6,795,672
Options expired	(257)	(159,507)
Options closed	(16,470)	(2,180,455)

Options written, 06/30/08	118,140	$10,047,804

Small Cap Equity Fund	Number of Contracts	Premiums Received
Options written, 12/31/07	33	$25,110

Options written	90	62,113
Options expired	—	—
Options closed	(71)	(51,249)

Options written, 06/30/08	52	$35,974

7. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2008		Year Ended December 31, 2007
	GS4	GS6	GS4	GS6	GS8
MyDestination 2005
Shares sold	1,477,408	25,958	6,148,997	136,448	101,780
Shares exchanged	—	—	—	1,482	(1,484)
Shares reinvested	—	—	152,755	3,735	—
Shares redeemed	(578,003)	(15,822)	(730,702)	(1,458)	(101,296)

Net increase (decrease)	899,405	10,136	5,571,050	140,207	(1,000)

MyDestination 2015
Shares sold	3,370,874	38,362	16,541,145	135,535	112,014
Shares exchanged	—	—	—	12,203	(12,214)
Shares reinvested	—	—	436,184	3,694	—
Shares redeemed	(774,230)	(884)	(523,997)	(4,107)	(100,800)

Net increase (decrease)	2,596,644	37,478	16,453,332	147,325	(1,000)

MyDestination 2025
Shares sold	2,420,900	55,668	10,440,156	169,074	129,123
Shares exchanged	—	—	—	27,558	(27,583)
Shares reinvested	—	—	281,677	5,220	—
Shares redeemed	(296,175)	(7,578)	(455,987)	(1,348)	(102,540)

Net increase (decrease)	2,124,725	48,090	10,265,846	200,504	(1,000)

MyDestination 2035
Shares sold	1,332,274	53,135	3,675,043	123,285	109,187
Shares exchanged	—	—	—	9,784	(9,802)
Shares reinvested	—	—	91,100	3,341	—
Shares redeemed	(182,223)	(100)	(338,148)	(1,651)	(100,385)

Net increase (decrease)	1,150,051	53,035	3,427,995	134,759	(1,000)

MyDestination 2045
Shares sold	728,893	19,175	1,514,661	114,644	103,251
Shares exchanged	—	—	—	3,443	(3,446)
Shares reinvested	—	—	36,409	3,379	—
Shares redeemed	(89,304)	(2,321)	(399,712)	(1,018)	(100,805)

Net increase (decrease)	639,589	16,854	1,151,358	120,448	(1,000)

	Six Months Ended June 30, 2008		Year Ended December 31, 2007
	GS4	GS6	GS4	GS6	GS8
Conservative Allocation Fund
Shares sold	2,066,634	37,754	3,101,631	15,787	8,171
Shares exchanged	—	—	—	34,331	(34,405)
Shares reinvested	—	—	1,689,255	163,129	—
Shares redeemed	(1,649,330)	(13,246)	(4,161,710)	(2,128)	(610,247)

Net increase (decrease)	417,304	24,508	629,176	211,119	(636,481)

Balanced Allocation Fund
Shares sold	2,195,537	108,956	4,276,596	142,844	49,264
Shares exchanged	—	—	—	312,574	(313,534)
Shares reinvested	—	—	9,292,073	377,694	—
Shares redeemed	(5,805,741)	(39,665)	(13,938,640)	(48,496)	(642,064)

Net increase (decrease)	(3,610,204)	69,291	(369,971)	784,616	(906,334)

Growth Allocation Fund
Shares sold	1,427,224	121,268	3,127,389	161,689	80,894
Shares exchanged	—	—	—	247,991	(248,643)
Shares reinvested	—	—	7,709,244	244,649	—
Shares redeemed	(4,566,924)	(36,729)	(10,322,926)	(17,198)	(592,647)

Net increase (decrease)	(3,139,700)	84,539	513,707	637,131	(760,396)

Aggressive Allocation Fund
Shares sold	1,233,329	66,968	3,459,912	76,547	60,068
Shares exchanged	—	—	—	114,564	(114,914)
Shares reinvested	—	—	7,170,968	315,184	—
Shares redeemed	(3,845,445)	(24,099)	(9,170,824)	(11,888)	(542,557)

Net increase (decrease)	(2,612,116)	42,869	1,460,056	494,407	(597,403)

	GS2		GS2
Conservative Allocation Fund I
Shares sold	367,337		1,491,042
Shares reinvested	—		539,752
Shares redeemed	(444,830)		(901,269)

Net increase (decrease)	(77,493)		1,129,525

Balanced Allocation Fund I
Shares sold	1,143,316		8,238,644
Shares reinvested	—		2,911,117
Shares redeemed	(1,071,632)		(2,301,545)

Net increase	71,684		8,848,216

Growth Allocation Fund I
Shares sold	612,282		5,024,682
Shares reinvested	—		2,000,500
Shares redeemed	(978,319)		(1,414,424)

Net increase (decrease)	(366,037)		5,610,758

Aggressive Allocation Fund I
Shares sold	412,397		4,117,743
Shares reinvested	—		1,417,048
Shares redeemed	(921,580)		(1,167,436)

Net increase (decrease)	(509,183)		4,367,355

	Six Months Ended June 30, 2008			Year Ended December 31, 2007
	GS2	GS4	GS6	GS2	GS4	GS6	GS8
Money Market Fund
Shares sold	61,596,537	2,235,984,110	854,476	178,932,360	3,334,006,987	2,164,993	214,065
Shares exchanged	—	—	—	—	—	301,818	(301,818)
Shares reinvested	1,773,219	8,908,387	84,834	4,895,984	24,364,936	238,657	96,906
Shares redeemed	(52,090,428)	(2,216,189,197)	(416,209)	(171,806,826)	(3,349,363,902)	(1,510,697)	(5,466,591)

Net increase (decrease)	11,279,328	28,703,300	523,101	12,021,518	9,008,021	1,194,771	(5,457,438)

Low-Duration Bond Fund
Shares sold	897,955	4,306,182	35,785	3,526,093	5,216,637	6,980	299
Shares exchanged	—	—	—	—	—	3,724	(3,724)
Shares reinvested	407,526	934,901	15,949	863,634	2,066,787	31,928	10,905
Shares redeemed	(1,159,334)	(4,543,012)	(20,586)	(1,333,936)	(10,869,252)	(2,816)	(568,754)

Net increase (decrease)	146,147	698,071	31,148	3,055,791	(3,585,828)	39,816	(561,274)

Medium-Duration Bond Fund
Shares sold	2,656,251	5,247,474	51,742	4,677,595	7,532,324	121,884	2,619
Shares exchanged	—	—	—	—	—	7,495	(7,495)
Shares reinvested	931,564	2,296,638	84,524	1,272,358	3,701,683	117,394	15,364
Shares redeemed	(3,165,472)	(13,974,866)	(10,188)	(1,226,651)	(14,782,322)	(117,212)	(634,032)

Net increase (decrease)	422,343	(6,430,754)	126,078	4,723,302	(3,548,315)	129,561	(623,544)

Extended-Duration Bond Fund
Shares sold	1,059,912	1,105,544	10,895	2,707,881	4,015,105	19,397	636
Shares exchanged	—	—	—	—	—	1,879	(1,881)
Shares reinvested	640,159	1,001,272	136,327	907,747	1,718,398	201,887	29,671
Shares redeemed	(1,615,803)	(5,600,651)	(15,150)	(1,448,373)	(4,410,805)	(71)	(711,380)

Net increase (decrease)	84,268	(3,493,835)	132,072	2,167,255	1,322,698	223,092	(682,954)

Global Bond Fund
Shares sold		12,180,019			1,970,318
Shares reinvested		578,242			772,252
Shares redeemed		(870,171)			(719,165)

Net increase		11,888,090			2,023,405

Equity Index Fund
Shares sold	375,764	712,496	33,480	1,533,810	2,103,745	26,070	7,212
Shares exchanged	—	—	—	—	—	10,673	(10,690)
Shares reinvested	191,881	282,591	1,917	720,035	1,178,005	16,160	—
Shares redeemed	(594,327)	(2,085,858)	(11,742)	(1,314,474)	(5,101,066)	(1,270,974)	(557,038)

Net increase (decrease)	(26,682)	(1,090,771)	23,655	939,371	(1,819,316)	(1,218,071)	(560,516)

	Six Months Ended June 30, 2008			Year Ended December 31, 2007
	GS2	GS4	GS6	GS2	GS4	GS6	GS8
Real Estate Securities Fund
Shares sold		5,187,975			8,779,566
Shares reinvested		126,091			1,474,799
Shares redeemed		(2,504,816)			(8,076,816)

Net increase		2,809,250			2,177,549

Value Equity Fund
Shares sold	2,007,215	4,762,306	26,387	6,634,605	9,488,670	184,049	16,806
Shares exchanged	—	—	—	—	—	38,330	(38,463)
Shares reinvested	674,334	1,068,826	50,485	3,241,859	6,099,780	260,082	—
Shares redeemed	(2,175,737)	(6,647,829)	(8,510)	(1,686,305)	(9,883,557)	(169,598)	(628,190)

Net increase (decrease)	505,812	(816,697)	68,362	8,190,159	5,704,893	312,863	(649,847)

Growth Equity Fund
Shares sold	1,322,708	3,721,932	13,743	4,615,624	7,073,383	232,706	7,396
Shares exchanged	—	—	—	—	—	15,272	(15,401)
Shares reinvested	27,020	32,431	—	58,763	72,223	—	—
Shares redeemed	(1,682,089)	(8,107,816)	(9,124)	(1,680,960)	(9,107,022)	(216,686)	(521,411)

Net increase (decrease)	(332,361)	(4,353,453)	4,619	2,993,427	(1,961,416)	31,292	(529,416)

Small Cap Equity Fund
Shares sold	1,831,932	1,153,180	16,055	1,552,429	3,352,291	104,506	5,878
Shares exchanged	—	—	—	—	—	14,321	(14,475)
Shares reinvested	—	—	—	1,268,795	3,698,109	314,823	—
Shares redeemed	(854,158)	(3,307,992)	(2,582)	(704,104)	(4,839,342)	(94,262)	(577,495)

Net increase (decrease)	977,774	(2,154,812)	13,473	2,117,120	2,211,058	339,388	(586,092)

International Equity Fund
Shares sold	5,807,261	9,797,086	31,372	4,671,748	9,531,264	100,030	10,936
Shares exchanged	—	—	—	—	—	19,330	(19,398)
Shares reinvested	—	—	—	3,434,905	11,491,189	354,520	—
Shares redeemed	(984,169)	(5,979,901)	(14,425)	(1,616,635)	(10,308,303)	(67,938)	(493,635)

Net increase (decrease)	4,823,092	3,817,185	16,947	6,490,018	10,714,150	405,942	(502,097)

8. BANK BORROWINGS

The Trust, on behalf of and for the benefit of the Funds, has a credit agreement with Bank of America, N.A., dated December 3, 2007, whereby each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The agreement permits borrowings up to $50 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Bank prime rate minus two percent or the Wall Street Journal LIBOR One Month Floating Rate plus 0.50%. Each Fund also pays a facility fee equal to its pro rata share of the amount of the credit facility at a rate of 0.12% per annum. None of the Funds had any outstanding borrowings during the six months ended June 30, 2008.

9. FEDERAL INCOME TAXES

Each Fund’s policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to “wash sale” transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds.

Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, paydowns, losses deferred due to wash sales and investments in Passive Foreign Investment Companies (“PFIC’s”).

Distributions during the year ended December 31, 2007 were characterized as follows for tax purposes:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
MyDestination 2005	$1,613,240	$7,771	$—
MyDestination 2015	4,521,960	28,788	—
MyDestination 2025	2,919,699	25,374	—
MyDestination 2035	963,562	7,617	—
MyDestination 2045	395,513	10,082	—
Conservative Allocation	10,983,286	12,799,259	—
Balanced Allocation	45,528,937	91,906,501	—
Growth Allocation	30,965,170	92,309,085	—
Aggressive Allocation	22,723,860	100,285,137	—
Conservative Allocation I	3,488,023	1,922,351	—
Balanced Allocation I	19,049,303	13,917,253	—
Growth Allocation I	11,337,811	14,382,365	—
Aggressive Allocation I	7,242,215	13,245,038	—
Money Market	53,685,126	—	—
Low-Duration Bond	34,317,405	—	—
Medium-Duration Bond	61,213,423	325,199	—
Extended-Duration Bond	29,148,913	5,220,811	—
Global Bond	7,590,035	213,152	—
Equity Index	9,377,214	21,703,970	—
Real Estate Securities	6,816,862	6,848,010	—
Value Equity	57,448,170	83,641,310	—
Growth Equity	2,252,310	—	—
Small Cap Equity	26,496,997	42,820,293	—
International Equity	57,208,698	209,103,929	—

At December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain/ (Capital Loss Carryforward)	Net Unrealized Appreciation (Depreciation) on Investments
MyDestination 2005	$3,870	$1,504,355	$(1,533,437)
MyDestination 2015	906	5,518,766	(7,462,890)
MyDestination 2025	641	4,629,258	(7,375,807)
MyDestination 2035	—	1,855,760	(2,872,704)
MyDestination 2045	412	699,916	(1,044,102)
Conservative Allocation	29,256	4,499,098	41,316,205
Balanced Allocation	—	40,296,437	185,170,890
Growth Allocation	3,466	45,171,766	181,583,391
Aggressive Allocation	10,526	55,788,343	197,040,605
Conservative Allocation I	6,476	1,163,656	(2,940,295)
Balanced Allocation I	1,491	13,132,319	(10,866,408)
Growth Allocation I	565	13,478,283	(1,186,547)
Aggressive Allocation I	—	14,453,009	(1,675,046)
Money Market	2,139	—	—
Low-Duration Bond	1,616,716	(14,933,954)	3,288,447
Medium-Duration Bond	11,269,977	769,936	372,516
Extended-Duration Bond	4,068,240	660,309	24,655,327
Global Bond	2,192,644	266,282	(1,723,692)
Equity Index	7,144	2,678,739	132,866,562
Real Estate Securities	59,925	—	(21,298,044)
Value Equity	—	7,704,593	149,321,135
Growth Equity	17,656	(61,825,937)	392,968,020
Small Cap Equity	83,860	1,846	18,325,767
International Equity	8,750	24,334,709	405,347,904

Post-October loss deferrals have been included in undistributed ordinary income and undistributed long-term capital gains, depending upon the character of the loss deferral.

For federal income tax purposes, capital loss carryovers and their expiration dates, were as follows as of December 31, 2007:

Expiring December 31,	Low-Duration Bond	Growth Equity
2011	$—	$61,825,937
2013	6,476,136	—
2014	8,457,818	—

Total	$14,933,954	$61,825,937

For federal income tax purposes, post-October loss deferrals, which will reverse in 2008, were as follows as of December 31, 2007:

	Capital	FX	Total
Money Market	$4,760	—	$4,760
Low-Duration Bond	146,030	—	146,030
Real Estate Securities	1,055,067	—	1,055,067
Growth Equity	—	$1,700	1,700
Small Cap Equity	1,167,766	—	1,167,766
International Equity	—	136,000	136,000

At June 30, 2008, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

Fund	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
MyDestination 2005	$(5,306,930)	$535,405	$(5,842,335)
MyDestination 2015	(21,441,934)	863,585	(22,305,519)
MyDestination 2025	(18,127,056)	—	(18,127,056)
MyDestination 2035	(7,149,866)	467	(7,150,333)
MyDestination 2045	(2,664,428)	—	(2,664,428)
Conservative Allocation	26,176,674	28,735,433	(2,558,759)
Balanced Allocation	45,389,480	61,448,867	(16,059,387)
Growth Allocation	49,338,213	66,481,820	(17,143,607)
Aggressive Allocation	56,398,509	72,126,991	(15,728,482)
Conservative Allocation I	(5,896,096)	—	(5,896,096)
Balanced Allocation I	(37,760,131)	642,325	(38,402,456)
Growth Allocation I	(27,017,983)	2,957,377	(29,975,360)
Aggressive Allocation I	(24,715,693)	2,832,859	(27,548,552)
Low-Duration Bond	(20,572,483)	4,795,198	(25,367,681)
Medium-Duration Bond	(53,282,559)	9,857,499	(63,140,058)
Extended-Duration Bond	(5,891,743)	17,200,611	(23,092,354)
Global Bond	(9,458,781)	621,469	(10,080,250)
Equity Index	62,708,858	124,819,634	(62,110,776)
Real Estate Securities	(19,202,896)	—	(19,202,896)
Value Equity	(105,249,466)	139,052,499	(244,301,965)
Growth Equity	227,861,379	274,568,680	(46,707,301)
Small Cap Equity	397,281	52,876,222	(52,478,941)
International Equity	100,375,009	212,561,115	(112,186,106)

The differences between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and on investments in PFIC’s.

At June 30, 2008, the aggregate cost of investment securities for federal income tax purposes was as follows (excluding foreign currency and derivative related items):

Fund	Federal Tax Cost
MyDestination 2005	$70,076,035
MyDestination 2015	206,922,911
MyDestination 2025	135,620,149
MyDestination 2035	51,071,511
MyDestination 2045	20,243,805
Conservative Allocation	297,646,230
Balanced Allocation	1,190,912,313
Growth Allocation	917,448,351
Aggressive Allocation	807,771,649
Conservative Allocation I	70,396,055
Balanced Allocation I	370,777,058
Growth Allocation I	252,125,084
Aggressive Allocation I	193,959,474
Money Market	1,101,087,178
Low-Duration Bond	1,003,703,808
Medium-Duration Bond	1,691,172,631
Extended-Duration Bond	553,768,602
Global Bond	278,084,879
Equity Index	394,022,305
Real Estate Securities	189,753,913
Value Equity	1,641,219,453
Growth Equity	1,419,016,703
Small Cap Equity	722,285,881
International Equity	1,823,033,771

At December 31, 2007, capital contributions, accumulated undistributed net investment income and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of paydown gains, net operating losses and foreign currency transactions. The following amounts were reclassified within the capital accounts:

Fund	Paid in Capital	Accumulated Undistributed Income	Accumulated Net Realized Gain (Loss) on Investments, Currency Translations and Derivative Transactions
MyDestination 2005	$—	$490,824	$(490,824)
MyDestination 2015	—	1,855,875	(1,855,875)
MyDestination 2025	—	1,503,972	(1,503,972)
MyDestination 2035	—	594,367	(594,367)
MyDestination 2045	—	238,184	(238,184)
Conservative Allocation	—	1,013,959	(1,013,959)
Balanced Allocation	—	8,575,266	(8,575,266)
Growth Allocation	—	10,323,703	(10,323,703)
Aggressive Allocation	—	12,670,522	(12,670,522)
Conservative Allocation I	—	306,771	(306,771)
Balanced Allocation I	—	3,210,821	(3,210,821)
Growth Allocation I	—	3,390,883	(3,390,883)
Aggressive Allocation I	—	3,594,562	(3,594,562)
Low-Duration Bond	—	138,274	(138,274)
Medium-Duration Bond	—	2,705,274	(2,705,274)
Extended-Duration Bond	—	871,871	(871,871)
Global Bond	—	370,186	(370,186)
Equity Index	—	(122)	122
Real Estate Securities	—	(220)	220
Value Equity	—	12,326	(12,326)
Growth Equity	—	(23,519)	23,519
Small Cap Equity	—	77,130	(77,130)
International Equity	—	8,459,494	(8,459,494)

Net investment income, net realized gain (loss) on investments and net assets were not affected by these reclassifications.

10. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes, an interpretation of FAS Statement No. 109”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. The Funds adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004 – 2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Funds’ financial statements. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amount of any unrecognized tax benefits significantly increasing or decreasing for any of the Funds.

In March 2008, FASB issued Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”), an amendment to FASB Statement No. 133. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the implications of FAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

FUND MANAGEMENT (Unaudited)

Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling 1-888-98-GUIDE.

Name, (DOB), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trusteee
DISINTERESTED TRUSTEES

Michael R. Buster (1957) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2002	Executive Pastor, Prestonwood Baptist Church, 1989 - present.	24	None

Julie P. Fry (1956) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2007	Chief Financial Officer, Salmon, Sims, Thomas & Associates, PLLC (formerly Salmon, Beach, & Associates, PLLC), 1996 - Present	24	National Charity League, DFW Metroport Chapter — President

William Craig George (1958) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2004	Regional loan administrator, SunTrust Bank, 1995 - present.	24	None

Joseph A. Mack (1939) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2002	Director, Office of Public Policy, South Carolina Baptist Convention, 1999 - Present,	24	None

Franklin Raymond Morgan (1943) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2005	Retired - Senior Vice President, Director of International Administration, Prudential Securities, Inc., January 1962 - May 2003.	24	None

James Ray Taylor (1933) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2002	Retired since 1994.	24	None

INTERESTED TRUSTEES[2]

Barry Hartis (1945) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2005	Certified Public Accountant, 1976 - Present; Vice President of Business and Finance, Greensboro College, January 1998 - June 30, 2005.	24	None

Gerald B. Jones (1932) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2000	President, Flying Investments, November 2006 - present. Owner Jones Motorcars, Inc. 1957 - October 2006.	24	Bank of Arkansas — Director

OFFICERS WHO ARE NOT TRUSTEES

Jeffrey P. Billinger (1946) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President and Treasurer	Since 2000	Executive Officer and Treasurer, GuideStone Financial Resources of the Southern Baptist Convention, 1995 - present.	N/A	N/A

FUND MANAGEMENT (Continued)

Name, (DOB), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trusteee
Rodric E. Cummins (1957) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President and Investment Officer	Since 2000	Executive Officer and Chief Investment Officer, GuideStone Financial Resources of the Southern Baptist Convention, 1998 - present.	N/A	N/A

John R. Jones (1953) 2401 Cedar Springs Road Dallas, TX 75201-1407 President	Since 2000	Executive Vice President and Chief Operating Officer, GuideStone Financial Resources of the Southern Baptist Convention, 1995 - present.	N/A	N/A

Rodney R. Miller (1953) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President, Secretary and Chief Legal Officer	Since 2000	General Counsel, Legal and Compliance, GuideStone Financial Resources of the Southern Baptist Convention, 1995 - present.	N/A	N/A

Curtis D. Sharp (1947) 2401 Cedar Springs Road Dallas, TX 75201-1407 Chief Compliance Officer and AML Officer	Since 2006	Executive Officer, Denominational and Public Relations Services, GuideStone Financial Resources of the Southern Baptist Convention, 1985 - present.	N/A	N/A

Patricia A. Weiland (1959) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President — Fund Operations and Sales	Since 2000	Executive Officer, Financial Solutions and Services, GuideStone Financial Resources of the Southern Baptist Convention, 2006 - present; Director, Mutual Funds, GuideStone Financial Resources of the Southern Baptist Convention, 2000 - 2006.	N/A	N/A

[1]	Each Trustee and officer serves for an indefinite term, until his/her successor is elected. Officers serve at the pleasure of the Board of Trustees.
[2]

Messrs. Gerald Jones and Hartis serve as trustees and are to be “interested persons” of the Trust as the term is defined in the Investment Company Act of 1940, as amended, due to their positions on the Board of Trustees of GuideStone Financial Resources of the Southern Baptist Convention.

PROXY VOTING

A description of the policies and procedures that GuideStone Funds uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how GuideStone Funds voted proxies during the most recent 12-month period ended June 30 is available without charge by calling 1-888-98-GUIDE, by visiting our website at www.GuideStoneFunds.org or by visiting the SEC’s website at www.sec.gov.

QUARTERLY SCHEDULES OF INVESTMENTS

In addition to the semi-annual and annual reports that GuideStone Funds delivers to shareholders and makes available through its website, GuideStone Funds files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for each Fund’s first and third fiscal quarters on Form N-Q. GuideStone Funds does not deliver the schedule for the first and third fiscal quarters to shareholders, however the schedule is posted to our website, www.GuideStoneFunds.org. You may also obtain the Form N-Q filings by accessing the SEC’s website at www.sec.gov or copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) 732-0330. You can also request copies of this information, upon payment of a fee for duplication, at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

BOARD REVIEW OF NEW SUB-ADVISORY AGREEMENTS FOR INTERNATIONAL EQUITY FUND AND GLOBAL BOND FUND

As required by the Investment Company Act of 1940, as amended (the “1940 Act”), the Board of Trustees (the “Board”) of GuideStone Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), recently considered the approval of new sub-advisory agreements among GuideStone Capital Management (the “Adviser”), the Trust on behalf of the International Equity Fund and the following sub-advisers: (1) AQR Capital Management, LLC (“AQR”); (2) Lazard Asset Management LLC (“Lazard”); (3) MFS Institutional Advisors, Inc. (“MFSI”); (4) McKinley Capital Management, Inc. (“McKinley”); and (5) UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) (each, a “New Sub-Adviser”). The Board approved the new sub-advisory agreements (each, a “New Sub-Advisory Agreement”) for an initial two-year term at the meeting of the Board held on February 21-22, 2008. At a Board meeting held on May 19-20, 2008, the Board approved an amendment to the fee schedule for the sub-advisory agreement with AQR (“AQR Amended Fee Schedule”). Also, as required by the 1940 Act, the Board, including the Independent Trustees, recently considered the approval of the sub-advisory agreement among the Adviser, the Trust on behalf of the Global Bond Fund and Loomis, Sayles & Company, L.P. (“Loomis” or “New Sub-Adviser” and, together with each above New Sub-Adviser, the “New Sub-Advisers”). The sub-advisory agreement (the “Loomis Sub-Advisory Agreement”, or together with each above New Sub-Advisory Agreement, the “New Sub-Advisory Agreements”) was approved for an initial two year term at the meeting of the Board held on May 19-20, 2008. The Board’s decision to approve the New Sub-Advisory Agreements and the AQR Amended Fee Schedule reflects the exercise of its business judgment to enter into or amend each new sub-advisory arrangement. In approving the New Sub-Advisory Agreements and the AQR Amended Fee Schedule, the Board considered information provided by the Adviser and each New Sub-Adviser with the assistance and advice of counsel to the Independent Trustees and counsel to the Trust.

The Board’s consideration of various factors and its conclusions with respect to such factors formed the basis for the Board’s determination to approve the New Sub-Advisory Agreements and the AQR Amended Fee Schedule. The factors considered by the Board included, but were not limited to: (i) the resources of the New Sub-Adviser; (ii) the experience and expertise of the New Sub-Adviser; (iii) the financial capability of the New Sub-Adviser; (iv) the compliance procedures and history of the New Sub-Adviser; (v) the performance of similarly managed funds and accounts in comparison to relevant benchmarks for the Funds; (vi) the amount of the contractual sub-advisory fee in comparison to similarly managed funds and the New Sub-Adviser’s other similarly situated clients and the effect of any fee waiver and expense reimbursement arrangement; (vii) the total expenses of the fund in comparison to similarly managed funds and the use of past and anticipated expense caps; (viii) the anticipated profitability of the New Sub-Adviser with respect to the fund and its overall business; (ix) the extent of any anticipated economies of scale and whether the fee structure reflects such economies of scale; (x) the existence of any collateral benefits to be realized by the New Sub-Adviser; and (xi) the existence of any collateral benefits to be realized by the Fund. No one factor was determinative in the Board’s consideration of the New Sub-Advisory Agreements and the AQR Amended Fee Schedule.

The Board undertook a review of the terms of the New Sub-Advisory Agreements and the AQR Amended Fee Schedule and the nature and quality of the services to be provided by each New Sub-Adviser. The Adviser provided the Board with substantial detailed information in the form of reports about the New Sub-Advisers prior to the meetings which addressed most, if not all, of the factors listed previously. The Adviser also provided additional information about the New Sub-Advisers in presentations made during the meetings, discussed the comprehensive screening process used to recommend the New Sub-Advisers and responded to questions from the Board. In addition, the Independent Trustees met separately in executive session with counsel to the Independent Trustees to discuss and consider information presented in connection with the approval of the New Sub-Advisory Agreements and the AQR Amended Fee Schedule as well as the Board’s responsibilities and duties in approving each agreement.

APPROVAL OF NEW SUB-ADVISORY AGREEMENTS FOR INTERNATIONAL EQUITY FUND AND GLOBAL BOND FUND

In considering the approval of the New Sub-Advisory Agreements, the Board took into account the materials provided prior to and during the meetings and the extensive discussions during the meetings, including the discussions the Independent Trustees had during their executive sessions with their independent legal counsel. More specifically, the Board examined the nature, extent and quality of the services to be provided by the New Sub-Advisers to the International Equity Fund and the Global Bond Fund (together, the “Funds”). The Board evaluated each New Sub-Adviser’s experience in serving as a sub-adviser to its client accounts and portfolios and noted that each New Sub-Adviser currently provides investment advice to various clients, although none of the New Sub-Advisers, with the exception of Loomis, provide investment advice to other series of the Trust. The Board considered the experience of key personnel at each New Sub-Adviser in providing investment management services and the systems used by such persons, and the ability of each New Sub-Adviser to attract and retain capable personnel. The Board also considered the reputation, compliance history, compliance program and financial condition of the New Sub-Advisers. The Board noted the terms of the New Sub-Advisory Agreements and the AQR Amended Fee Schedule and the responsibilities that each New Sub-Adviser would have to the International Equity Fund and the Global Bond Fund, respectively, including the responsibility of the day-to-day management of the investment portfolio of the Funds, compliance with the Funds’ policies and objectives, and the implementation of Board of Trustees directives as they relate to the Funds. The Board concluded that the Funds are likely to benefit from the extent and quality of these services as a result of each New Sub-Adviser’s experience, personnel, operations and resources.

The Board considered reports for each New Sub-Adviser. The reports compiled by management included, among other things, a summary of the composite investment performance of the New Sub-Advisers’ client accounts and portfolios, including a comparison with the relevant benchmark for the Funds and the peer universe of similarly managed funds, information regarding management style, risk versus return analysis, organizational structures, investment management experience, investment philosophies and personnel. The Adviser also provided additional information regarding compliance procedures and policies, brokerage and soft dollar practices, compliance history, financial information and potential economies of scale. The Board reviewed the services to be provided to the Funds by each New Sub-Adviser, examined the investment philosophy and process of each New Sub-Adviser and noted that each New Sub-Adviser would fulfill a particular investment mandate for the Funds.

With respect to the International Equity Fund, the Board was able to review a composite performance record for the client accounts managed by each of the New Sub-Advisers and determined that, although past performance is not a guarantee of future performance, the performance was favorable and the International Equity Fund would benefit from the investment management expertise of the New Sub-Advisers. In particular, the Board considered the Adviser’s assessment that the investment strategy to be implemented by AQR would help solidify the International Equity Fund’s core international equity exposure and offer potential for increased returns and the favorable past performance history of AQR’s investment strategy. The Board also considered the Adviser’s assessment that Lazard’s strategy would help solidify developed market, core international equity market exposure and offer the potential for increased returns. The Board also noted that the international equity team at Lazard had moved to Lazard in 2007 from another former sub-adviser to the International Equity Fund, where it had been responsible for managing substantially the same strategy. With respect to MFSI, the Board considered the Adviser’s assessment that the strategy would provide developed market, relative growth-oriented international equity exposure, and to a lesser extent, emerging markets exposure to the Fund and offer the potential for increased returns. The Board also considered the Adviser’s assessment that McKinley’s strategy would provide developed market, growth-oriented international equity exposure, and to a lesser extent, emerging markets exposure to the International Equity Fund and offer potential for increased returns. The Board also considered the strategy to be implemented by UBS Global AM and the Adviser’s assessment that the strategy would provide developed market, growth-oriented international equity exposure and offer the potential for increased returns.

With respect to the International Equity Fund, at the February Board meeting, the Board examined the proposed fees, noting that each of the International Equity Fund’s New Sub-Adviser’s fee schedules incorporates fee breakpoints which will benefit shareholders as the International Equity Fund’s assets grow in market value. However, at the May meeting, the Board noted that the AQR Amended Fee Schedule does not include such breakpoints. The Board considered that, for all of the International Equity Funds’ New Sub-Advisers except McKinley, the Adviser had been able to negotiate fees that favorably compared to the sub-advisers’ stated fee schedules. The Board considered that McKinley’s fee schedule was reasonable given that the firm has an excellent track record and is moving towards closing the strategy in the near future. At the February meeting, the Board considered that the aggregate management fee for the International Equity Fund would be reduced by two and a quarter basis points after the hiring of the New Sub-Advisers given the Adviser’s proposed allocation of the International Equity Fund’s assets among Sub-Advisers based on both the International Equity Fund’s assets as of the date of the February Board meeting and projected asset growth in the near term after that meeting. At the May meeting, the Board noted that, under the AQR Amended Fee Schedule, the International Equity Fund would pay a higher fee to AQR as a result of the implementation of a 130/30 strategy for the International Equity Fund. The Board noted that, as a result of the higher fee that would be paid to AQR, the aggregate management fee for the International Equity Fund would increase by approximately one basis point after the implementation of the 130/30 strategy based on both current International Equity Fund assets and projected asset growth in the near term. The Board further noted that the Adviser had been able to negotiate fees that were favorable compared to the fees AQR charged its other clients for managing a 130/ 30 strategy under different investment mandates, the increased costs of managing a 130/30 strategy compared to the long-only strategy currently managed by AQR for the International Equity Fund and the relatively small amount of International Equity Fund assets that would be allocated to the 130/30 strategy.

With respect to the Global Bond Fund, the Board examined composite performance information for client accounts and portfolios managed by Loomis. The Board noted Loomis’ long successful history in managing its sector rotation strategy; in particular that the composite performance for the strategy outperformed the relevant benchmark for each of the last eight calendar years and ranked in the top quartile among peers during the five-year period ended March 31, 2008. The Board concluded that, although past performance is no guarantee of future performance, the composite performance record for Loomis’ client accounts and portfolios managed by it was favorable and that the Global Bond Fund was likely to benefit from the investment management expertise of Loomis.

The Board examined the investment philosophy and process of Loomis, noting that it would fulfill a particular investment mandate for the Global Bond Fund and the Adviser’s assessment that the appointment of Loomis would complement the investment strategy of the Global Bond Fund’s current sub-advisers.

The Board also examined the fee schedule for Loomis, noting how the fee levels to be charged to the Global Bond Fund compared with available information about fees charged by the sub-adviser to its other similarly situated clients, as well as how the sub-advisory fee to be charged the Global Bond Fund by Loomis compared to fees generally charged by other sub-advisers to similarly managed funds. The Board noted that the Adviser had been able to negotiate fees that were favorable compared with the fees Loomis charged its other clients. It was noted that the aggregate management fees for the Global Bond Fund would increase by seven basis points, but as a result of increased allocations of assets to the Global Bond Fund by other series of the Trust, the Global Bond Fund’s expenses are expected to be reduced such that total operating expenses for the Global Bond Fund will not increase after the appointment of Loomis.

The Board considered the extent to which the fees to be paid to Loomis reflected economies of scale. The Board noted that Loomis’ fee schedule included breakpoints, but that no breakpoints would be available in the future based on current asset levels or projected asset growth. The Board noted again, however, that Loomis’ fees were negotiated and below Loomis’ standard fees.

The Board also considered information related to the financial capability of each New Sub-Adviser. Specifically, the Board considered the representations of the Adviser with respect to the level of assets and shareholder’s equity for the New Sub-Advisers who made their most recent year-end financial statements available to the Adviser for review. The Board also relied upon other relevant information, particularly the independent negotiation of the fee schedules, the level of the fees, and the New Sub-Advisers’ performance history. The Board noted that, based on the Adviser’s representations and the other information provided, no concerns appeared to be raised regarding the financial capability of the New Sub-Advisers.

The Board noted that there is no historical profitability information with regard to the New Sub-Advisers’ arrangement with the Funds. It was noted that any fee changes would affect the Adviser’s profitability with respect to the Funds only insofar as the Adviser’s expense waiver/reimbursement obligation may be affected, as sub-advisory fees are paid directly by the Funds and not by the Adviser.

Finally, the Board reviewed information regarding the compliance history and compliance program of each New Sub-Adviser, noting that none of the New Sub-Advisers had significant compliance or regulatory issues based on available information. The Board also considered that the Trust currently employs Loomis to manage the assets of another series of the Trust and the Adviser’s and the Board’s familiarity with the Loomis organization generally.

INVESTMENT SUB-ADVISERS (Assets under management as of 06/30/08) (Unaudited)

GuideStone Funds employs a broad array of proven investment managers for the benefit of their investors. Each manager is distinctive in their investment management process and business approach.

Fund	Sub-Adviser	Firm Established	Total Assets Managed
Money Market	BlackRock Institutional Management Corporation	1988	$1.4Tr
Low-Duration Bond	BlackRock Financial Management, Inc.	1988	$1.4Tr
	Payden & Rygel	1983	$50.1B
	PIMCO (Pacific Investment Management Company LLC)	1971	$829B
Medium-Duration Bond	Goldman Sachs Asset Management, L.P.	1984	$781B	(1)
	PIMCO (Pacific Investment Management Company LLC)	1971	$829B
	Western Asset Management Company	1971	$624B
	Western Asset Management Company, Ltd.	1971	$90.4B
Extended-Duration Bond	Loomis, Sayles & Company, L.P.	1926	$135B
	STW Fixed Income Management Ltd.	1977	$10.8B
Global Bond	Loomis, Sayles & Company, L.P.	1926	$135B
	Western Asset Management Company	1971	$624B
	Western Asset Management Company, Ltd.	1971	$90.4B
Equity Index	Northern Trust Investments, N.A.	1889	$751B
Real Estate Securities	RREEF America L.L.C.	1975	$87.0B
Value Equity	Aronson+Johnson+Ortiz, LP	1984	$22.5B
	Barrow, Hanley, Mewhinney & Straus, Inc.	1979	$58.6B
	Northern Trust Investments, N.A.	1889	$751B
	TCW Investment Management Company	1971	$127B
Growth Equity	Marsico Capital Management, LLC	1997	$94.2B
	RCM Capital Management LLC	1970	$116B
	Sands Capital Management, LLC	1992	$17.6B
	TCW Investment Management Company	1971	$127B
Small Cap Equity	Aronson+Johnson+Ortiz, L.P.	1984	$22.5B
	Lord, Abbett & Company LLC	1929	$96.8B
	Provident Investment Council, Inc.	1951	$2.6B
	TimesSquare Capital Management, LLC	2000	$10.2B
	Western Asset Management Company	1971	$624B
	Western Asset Management Company, Ltd.	1971	$90.4B
International Equity	AllianceBernstein L.P.	1962	$717B
	AQR Capital Management, LLC	1998	$29.3B
	Genesis Asset Managers, LLP	1989	$21.4B
	Lazard Asset Management LLC	1970	$119B
	MFS Institutional Advisors, Inc.	1970	$180B
	Mondrian Investment Partners Ltd.	1990	$61.7B
	McKinley Capital Management, Inc.	1990	$16.8B
	Philadelphia International Advisors, L.P.	1956	$9.4B
	UBS Global Asset Management (Americas), Inc.	1998	$160B
Custodian for GuideStone Funds Assets	The Northern Trust Company	1889	$4.0Tr
Cash Overlay for GuideStone Date Target, Asset Allocation, Bond and Equity Funds	Northern Trust Investments, N.A.	1889	$751B

(1)	Total assets managed are as of March 31, 2008.

2401 Cedar Springs Road, Dallas, TX 75201-1498 1-888-98-GUIDE www.GuideStoneFunds.org	Funds distributed by PFPC Distributors, Inc. 760 Moore Road, King of Prussia, PA 19406

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	GuideStone Funds

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)
Date 8/27/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date 8/27/08

By (Signature and Title)*	/s/ Jeffrey P. Billinger
Jeffrey P. Billinger, Vice President and Treasurer
(principal financial officer)

Date 8/27/08

*	Print the name and title of each signing officer under his or her signature.